Registration No. 33-44670

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 34

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 246

(Check appropriate box or boxes)

Principal Life Insurance Company Separate Account B
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(Exact Name of Registrant)

Principal Life Insurance Company
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(Name of Depositor)

The Principal Financial Group, Des Moines, Iowa 50392
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(Address of Depositor's Principal Executive Offices) (Zip Code)

(515) 247-4944
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Depositor's Telephone Number, including Area Code

Eldwin Nichols
The Principal Financial Group, Des Moines, Iowa 50392
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(Name and Address of Agent for Service)

Title of Securities Being Registered: Premier Variable Annuity Contract

It is proposed that this filing will become effective (check appropriate box)
____    immediately upon filing pursuant to paragraph (b) of Rule 485
_X__    on May 1, 2018 pursuant to paragraph (b) of Rule 485
____    60 days after filing pursuant to paragraph (a)(1) of Rule 485
____    on (date) pursuant to paragraph (a)(1) of Rule 485
____    75 days after filing pursuant to paragraph (a)(2) of Rule 485
____    on (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
____    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PRINCIPAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B

PREMIER VARIABLE

This prospectus is dated May 1, 2018

This prospectus describes Premier Variable Annuity, a group variable annuity, contract for employer-sponsored qualified and non-qualified retirement plans (the “Contract”), issued by Principal Life Insurance Company (the “Company”) and is designed to aid in retirement planning. The Company no longer offers or issues the Contract. This prospectus is only for the use of current Contractholders. The Contract is funded with the Principal Life Insurance Company Separate Account B (“Separate Account”). The assets of the Separate Account divisions (“divisions”) are invested in the following underlying mutual funds:

Fidelity Variable Insurance Products – Initial Class	Principal Variable Contracts Funds, Inc. – Class 1 (cont.)
• Government Money Market Portfolio(1)	• LargeCap Growth Account
Principal Variable Contracts Funds, Inc. – Class 1	• LargeCap Growth I Account
• Core Plus Bond Account	• LargeCap S&P 500 Index Account
• Diversified Balanced Account(2)	• LargeCap Value Account
• Diversified International Account	• MidCap Account
• Equity Income Account	• Real Estate Securities Account
• Government & High Quality Bond Account	• SmallCap Account
• International Emerging Markets Account	• Strategic Asset Management Balanced Portfolio(2)

(1)	All references to the Money Market Division in this prospectus will mean the Fidelity VIP Government Money Market Division.

(2)	This underlying mutual fund is a fund of funds. The fund of funds expenses may be higher than other fund types because the expenses of the selected fund include the expenses of the funds it holds.
This prospectus provides information about the Contract and the Separate Account that an investor ought to know before investing. It should be read and retained for future reference.
Additional information about the Contract, including a Statement of Additional Information (“SAI”), dated May 1, 2018, has been filed with the Securities and Exchange Commission (“SEC”). The SAI is part of this prospectus. The table of contents of the SAI appears at the end of this prospectus. A copy of the SAI can be obtained, free of charge, upon request by writing or calling:
Principal Securities, Inc.
Des Moines, IA 50392-2080
Telephone: 1-800-633-1373

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
This prospectus is valid only when accompanied by the current prospectuses for the underlying mutual funds which should be kept for future reference.
The Contract offered by this prospectus may not be available in all states. This prospectus does not constitute an offer to sell, or solicitation of any offer to buy, any interest in or participation in the Contract in any jurisdiction in which such an offer or solicitation may not lawfully be made. No person is authorized to give any information or to make any representations in connection with the Contract other than those contained in this prospectus.

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GLOSSARY OF SPECIAL TERMS
Aggregate Investment Account Value – The sum of the Investment Account Values for Investment Accounts which correlate to a Plan Participant.
Annual Average Balance – The total value at the beginning of the Deposit Year of all Investment Accounts which correlate to a Plan Participant under the Contract and other Plan assets which correlate to a Plan Participant that are not allocated to the Contract or an Associated or Companion Contract but for which the Company provides recordkeeping services (“Outside Assets”), adjusted by the time weighted average of Contributions to, and withdrawals from, Investment Accounts and Outside Assets (if any) which correlate to the Plan Participant during the period.
Annuity Change Factor – The factor used to determine the change in value of a Variable Annuity in the course of payment.
Annuity Commencement Date – The beginning date for Annuity Payments.
Annuity Premium – The amount applied under the Contract to purchase an annuity.
Annuity Purchase Date – The date an Annuity Premium is applied to purchase an annuity.
Associated Contract – An annuity contract issued by the Company to the same Contractholder to fund the same or a comparable Plan as determined by the Company.
Commuted Value – The dollar value, as of a given date, of remaining Annuity Payments. It is determined by the Company using the interest rate assumed in determining the initial amount of monthly income and assuming no variation in the amount of monthly payments after the date of determination.
Companion Contract – An unregistered group annuity contract offering guaranteed interest crediting rates and which is issued by the Company to the Contractholder for the purpose of funding benefits under the Plan. The Company must agree in writing that a contract is a Companion Contract.
Contract Date – The date this Contract is effective, as shown on the face page of the Contract.
Contract Year – A period beginning on a Yearly Date and ending on the day before the next Yearly Date.
Contractholder – The entity to which the Contract will be issued, which will normally be an Employer, an association, or a trust established for the benefit of Plan Participants and their beneficiaries.
Contributions – Amounts contributed under the Contract which are accepted by the Company.
Deposit Year – The twelve-month period ending on a day selected by the Contractholder.
Division – The part of the Separate Account B which is invested in shares of an underlying mutual fund.
Employer – The corporation, sole proprietor, firm, organization, agency or political subdivision named as employer in the Plan and any successor.
Flexible Income Option – A periodic distribution from the Contract in an amount equal to the minimum annual amount determined in accordance with the minimum distribution rules of the Internal Revenue Code, or a greater amount as requested by the Owner of Benefits.
Funding Agent – An insurance company, custodian or trustee designated by the Contractholder and authorized to receive any amount or amounts transferred from the Contract. Funding Agent will also mean the Company where the Contractholder directs the Company to transfer such amounts from the Contract described in this prospectus to another group annuity contract issued by the Company to the Contractholder.
Internal Revenue Code (“Code”) – The Internal Revenue Code of 1986, as amended, and the regulations thereunder. Reference to the Internal Revenue Code means such Code or the corresponding provisions of any subsequent revenue code and any regulations thereunder.
Investment Account – An account that correlates to a Plan Participant established under the Contract for each type of Contribution and for each Division in which the Contribution is invested.

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Investment Account Value – The value of an Investment Account for a Division which on any date will be equal to the number of units then credited to such Investment Account multiplied by the Unit Value of this series of contracts for that Division for the Valuation Period in which such date occurs.

Mutual Fund – A registered open-end investment company in which a Division of the Separate Account B invests.

Net Investment Factor – The factor used to determine the change in Unit Value of a Division during a Valuation Period.

Notification – Any form of notice received by the Company at the Company’s home office and approved in advance by the Company including written forms, electronic transmissions, telephone transmissions, facsimiles and photocopies.

Owner of Benefits – The entity or individual that has the exclusive right to be paid benefits and exercise rights and privileges pursuant to such benefits. The Owner of Benefits is the Plan Participant under all Contracts except Contracts used for General Creditor Non-Qualified Plans (see “Summary”) wherein the Contractholder is the Owner of Benefits.

Plan – The Plan established by the Employer in effect on the date the Contract is executed and as amended from time to time, which the Employer has designated to the Company in writing as the Plan funded by the Contract.

Plan Participant – A person who is (i) a participant under the Plan, (ii) a beneficiary of a deceased Plan Participant, or (iii) an alternate payee under a Qualified Domestic Relations Order in whose name an Investment Account has been established under this Contract.

Qualified Domestic Relations Order – A Qualified Domestic Relations Order as defined in Code Section 414 (p)(1)(A).

Quarterly Date – The last Valuation Date of the third, sixth, ninth and twelfth month of each Deposit Year.

Separate Account B – A separate account established by the Company under Iowa law to receive Contributions under the Contract offered by this prospectus and other contracts issued by the Company. It is divided into each of which invest in a corresponding underlying mutual fund.

Termination of Employment – A Plan Participant’s termination of employment with the Employer determined under the Plan and as reported to the Company.

Unit Value – The value of a unit of a Division of the Separate Account.

Valuation Date – The date as of which the net asset value of an underlying mutual fund is determined.

Valuation Period – The period between the time as of which the net asset value of an Investment Account is determined on one Valuation Date and the time as of which such value is determined on the next following Valuation Date.

Variable Annuity Payments – A series of periodic payments, the amounts of which are not guaranteed but which will increase or decrease to reflect the investment experience of the LargeCap Value Division of the Separate Account. Periodic payments made pursuant to the Flexible Income Option are not Variable Annuity Payments.

Variable Annuity Reserves – The reserves held for annuities in the course of payment for the Contract.

Yearly Date – The Contract Date and the same day of each year thereafter.

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SYNOPSIS

The following tables describe the fees and expenses that a Contractholder will pay when they own and/or surrender the Contract. The first table describes the fees and expenses that a Contractholder will pay at the time that the Contract is surrendered or cash value transferred between Investment Options.

Contractholder transaction expenses
Sales charge imposed on purchase payments (as a percentage of purchase payments)	none
Transaction Fees (as a percentage of amount surrendered) • guaranteed maximum • current	• the lesser of $25 or 2.00% of each unscheduled partial surrender after the 12th in a Contract Year • none
Transfer Fee • guaranteed maximum • current

•
the lesser of $30 or 2.00% of each unscheduled transfer after the 12th in a Contract Year plus a $15 charge if transfers are made via paper instruction
•
none (if transfer instructions are received via our toll-free number); a $15 charge is imposted if transfers are made via paper instruction

Documentation Expense • Principal Standard Plan • Principal Custom-written plan initial plan document plan amendments summary plan booklet • Plan not provided by Principal - summary plan booklet	$350 $1,000 $500 $500 minimum $100

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The next table describes the fees and expenses that a Contractholder will pay periodically during the time that they own the Contract, not including underlying mutual fund fees and expenses.

Contractholder periodic expenses
Separate Account Annual Expenses (as a percentage of average account value) • guaranteed maximum • current	1.25% 0.42%
Annual Recordkeeping Expense paid quarterly(1) • maximum charge (5,000 plan participants or more) • minimum charge (1 through 25 plan participants)	$10 per participant + $25,316 $2,250
Annual Recordkeeping Expense for Outside Assets(2) • maximum charge (5,000 plan participants or more) • minimum charge (1 through 25 plan participants)	$4.50 per member + $11,392 $1,000
Location Fee • one location • each additional location	none $150 per quarter for each employee location
Flexible Income Option (if elected by the Owner of Benefits)	$25 per year

(1)
If reports are provided annually, the recordkeeping expense is reduced by 9%; if the Company performs no more than one non-discrimination test in a Deposit Year the recordkeeping expense is increased (reduced) by 3% for each additional test performed (or test not performed); and the recordkeeping expense is increased by 10% if the standard reporting format is not used.

(2)	The charge calculated will be increased by 15% for the second and each additional Outside Asset for which the Company provides recordkeeping services.

The next item shows the minimum and maximum total operating expenses charged by the underlying mutual funds that a Contractholder may pay periodically during the time that they own the Contract. More detail concerning the fees and expenses of each underlying mutual fund is contained in its prospectus.

Annual Underlying Mutual Fund Operating Expenses as of December 31, 2017

	Minimum	Maximum
Total annual underlying mutual fund operating expenses (expenses that are deducted from underlying mutual fund assets, including management fees and other expenses)	0.25%	1.35%

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EXAMPLE

This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contractholder transaction expenses, contract fees, Separate Account annual expenses, and underlying mutual fund fees and expenses.

This Example assumes

•	the Plan Participant invests $10,000 in the Contract for the time periods indicated;

•	the investment has a 6% return each year; and

•	the maximum annual fees and operating expenses for any underlying mutual fund as of December 31, 2017 (without voluntary waivers of fees by the underlying fund, if any).

Although your actual costs may be higher or lower, based on these assumptions, your costs would be as shown below:

	If the Owner of Benefits Surrenders the Contract at the End of the Applicable Time Period				If the Owner of Benefits Does Not Surrender the Contract at the End of the Applicable Time Period
Separate Account Divisions	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Maximum Total Underlying Mutual Fund Operating Expenses (1.35%)	$181	$565	$982	$2185	$181	$565	$982	$2185
Minimum Total Underlying Mutual Fund Operating Expenses (0.25%)	$69	$217	$382	$877	$69	$217	$382	$877

SUMMARY

The following summary should be read in conjunction with the detailed information appearing elsewhere in this prospectus.

The group variable annuity contract described in this prospectus was issued by the Company and designed to aid in retirement planning. The Contract provides for the accumulation of Contributions and the payment of Variable Annuity Payments on a completely variable basis. As of January 1, 2006, the contract was no longer offered or issued.

Contributions
The Contract prescribes no limits on the minimum Contribution which may be made to an Investment Account. Plan Participant maximum Contributions are discussed under “Federal Tax Status.” Contributions may also be limited by the Plan. The Company may also limit contributions on 60 days’ notice.

All Contributions made pursuant to the Contract are allocated to one or more Investment Accounts which correlate to a Plan Participant. An Investment Account is established for each type of Contribution for each Division of the Separate Account. A complete list of the divisions available under this Contract may be found in the Table of Separate Account Divisions later in this prospectus. Each Division Invests in shares of an underlying mutual fund. More detailed information about the underlying mutual funds may be found in the current prospectus for the underlying mutual fund.

The Contractholder may choose to limit the number of Divisions available to the Owner of Benefits, but the Money Market Division may not be so restricted to the extent the Division is necessary to permit the Company to allocate initial Contributions and the LargeCap Value Division may not be so restricted to the extent the Division is necessary to permit the Company to pay Variable Annuity Payments. Additional Divisions may be added in the future. If no direction is provided for a particular Contribution, such Contribution will be allocated to an Investment Account which is invested in the Money Market Division.

NOTE:	All references to the Money Market Division in this prospectus will mean the Fidelity VIP Government Money Market Division.

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Contribution may be made by personal or financial institution check (for example, a bank or cashier’s check). We reserve the right to refuse any payment that we feel presents a fraud or money laundering risk. Examples of the types of payments we will not accept are cash, money orders, travelers checks, credit card checks or foreign checks.

Distributions, Transfers, and Withdrawals
Variable Annuity Payments will be made on and after a Plan Participant’s Annuity Commencement Date. All Variable Annuity Payments will reflect the performance of the mutual fund underlying the LargeCap Value Division and therefore the annuitant is subject to the risk that the amount of variable annuity payments may decline. (See “Income Benefits.”)

Generally, at any time prior to the Annuity Purchase Date, the Owner of Benefits may transfer all or any portion of an Investment Account which correlates to a Plan Participant to another available Investment Account correlating to such Plan Participant. If a Companion Contract has been issued to the Contractholder to fund the Plan, and if permitted by the Plan and Companion Contract, amounts transferred from such Companion Contract may be invested in this Contract to establish Investment Accounts which correlate to a Plan Participant at any time at least one month before the Annuity Commencement Date. Similarly, if the Company has issued a Companion Contract to the Contractholder, and if permitted by the Plan and the Companion Contract, the Owner of Benefits, subject to certain limitations, may file a Notification with the Company to transfer all or a portion of the Investment Account values which correlate to a Plan Participant to the Companion Contract. (See “Withdrawals and Transfers.”) In addition, subject to any Plan limitations or any reduction for vesting provided for in the Plan as to amounts available, the Owner of Benefits may withdraw cash from the Investment Accounts that correlate to the Plan Participant at any time prior to the Plan Participant’s termination of employment, disability, retirement or the Annuity Purchase Date subject to any charges that may be applied. See “Withdrawals and Transfers.” Note that withdrawals before age 59 ½ may involve an income tax penalty. See “Federal Tax Status.” No withdrawals are permitted after the Annuity Purchase Date.
THE COMPANY
The Company is a stock life insurance company with authority to transact life and annuity business in all states of the United States and the District of Columbia. The Company’s home office is located at: Principal Financial Group, Des Moines, Iowa 50392. The Company is a wholly owned subsidiary of Principal Financial Services, Inc., which in turn, is a wholly owned direct subsidiary of Principal Financial Group, Inc., a publicly-traded company.
On June 24,1879, the Company was incorporated under Iowa law as a mutual assessment life insurance company named Bankers Life Association. The Company became a legal reserve life insurance company and changed its name to Bankers Life Company in 1911. In 1986, the Company changed its name to Principal Mutual Life Insurance Company. In 1998, the Company became Principal Life Insurance Company, a subsidiary stock life insurance company of Principal Mutual Holding Company, as part of a reorganization into a mutual insurance holding company structure. In 2001, Principal Mutual Holding Company converted to a stock company through a process called demutualization, resulting in the Company’s current organizational structure.
THE SEPARATE ACCOUNT
Separate Account B was established under Iowa law on January 12, 1970 and was registered as a unit investment trust with the SEC on July 17, 1970. This registration does not involve SEC supervision of the investments or investment policies of the Separate Account. The Company does not guarantee the investment results of the Separate Account. There is no assurance that the value of the Contract will equal the total of the contributions made under the Contract.
The Separate Account is not affected by the rate of return of the Company’s General Account or by the investment performance of any of the Company’s other assets. Any income, gain, or loss (whether or not realized) from the assets of the Separate Account are credited to or charged against the Separate Account without regard to our other income, gains, or losses. Obligations arising from the Contract, including the promise to make annuity benefit payments, are general corporate obligations of the Company. Assets of the Separate Account attributed to the reserves and other liabilities under the Contract may not be charged with liabilities arising from any of the Company’s other businesses.

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The Separate Account is divided into divisions. The assets of each division invest in a corresponding underlying mutual fund. New divisions may be added and made available. Divisions may also be eliminated from the Separate Account following SEC approval.
The Company does not guarantee the investment results of the Separate Account. There is no assurance that the value of your Contract will equal the total of your purchase payments.
In a low interest rate environment, yields for the Money Market division, after deduction of all applicable Contract and rider charges, may be negative even though the underlying money market fund’s yield, before deducting for such charges, is positive. If you allocate a portion of your Contract value to a Money Market division or participate in a scheduled automatic transfers program or Automatic Portfolio Rebalancing program where the Contract value is allocated to a Money Market division, that portion of your Contract value allocated to the Money Market division may decrease in value.
THE UNDERLYING MUTUAL FUNDS
The underlying mutual funds are registered under the Investment Company Act of 1940 as open-end investment management companies. The underlying mutual funds provide the investment vehicles for the Separate Account. A full description of the underlying mutual funds, the investment objectives, policies and restrictions, charges and expenses and other operational information are contained in the accompanying prospectuses (which should be read carefully before investing) and the Statement of Additional Information (“SAI”). You may request additional copies of these documents without charge from your registered representative or by calling us at 1-800-852-4450.
The Company purchases and sells shares of the underlying mutual funds for the Separate Account at their net asset value. Shares represent interests in the underlying mutual fund available for investment by the Separate Account. Each underlying mutual fund corresponds to one of the divisions. The assets of each division are separate from the others. A division’s performance has no effect on the investment performance of any other division.
The underlying mutual funds are NOT available to the general public directly. The underlying mutual funds are available only as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies and qualified plans. Some of the underlying mutual funds have been established by investment advisers that manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after publicly traded mutual funds, you should understand that the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of any underlying mutual fund may differ substantially from the investment performance of a publicly traded mutual fund.
The Table of Separate Account Divisions later in this prospectus contains a brief summary of the investment objectives of, the advisor and, if applicable, sub-advisor for, each division.
Deletion or Substitution of Divisions
The Company reserves the right to make certain changes if, in the Company’s judgment, they best serve your interests or are appropriate in carrying out the purpose of the Contract. Any changes are made only to the extent and in the manner permitted by applicable laws. Also, when required by law, the Company will obtain your approval of the changes and approval from any appropriate regulatory authority. Approvals may not be required in all cases.
Voting Rights
The Company votes shares of the underlying mutual funds owned by the Separate Account according to the instructions of the person that holds the voting interest in the units of the division.
The Company will notify the person that holds the voting interest in the units of shareholder meetings of the mutual funds underlying the divisions.
During the accumulation period, the owner of benefits is the person having the voting interest in the units of the Division attributable to the Investment Accounts which correlate to the Plan Participant. The number of units held in the Separate Account which are attributable to each Investment Account is determined by dividing the Investment Account value attributable to a Division of the Separate Account by the net asset value of one share of the underlying mutual fund.

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During the annuity period, the person then entitled to variable annuity payments has the voting interest in the units of the Division attributable to the variable annuity. The number of units held in the Separate Account which are attributable to each variable annuity is determined by dividing the reserve for the variable annuity by the net asset value of one share of the underlying mutual fund. The voting interest in the shares of the underlying mutual fund attributable to the variable annuity will ordinarily decrease during the annuity period since the reserve for the variable annuity decreases due to the reduction in the expected payment period.
The Company determines the number of underlying fund shares the owner of benefits or payees of variable annuities may instruct us to vote as of the record date established by the underlying mutual fund for its shareholder meeting. The Company will send the owner of benefits or payees of variable annuities proxy materials and instructions for the owner of benefits or payees of variable annuities to provide voting instructions to the Company. The Company will arrange for the handling and tallying of proxies received. If no voting instructions are received, the Company will vote those shares in the same proportion as shares for which the Company received instructions. In the event that applicable law changes or the Company are required by regulators to disregard voting instructions, the Company may decide to vote the shares of the underlying mutual funds in its own right.

NOTE:	Because there is no required minimum number of votes, a small number of votes can have a disproportionate effect.
DEDUCTIONS UNDER THE CONTRACT
A mortality and expense risks charge is deducted under the Contract. There are also deductions from and expenses paid out of the assets of the underlying mutual fund as described in the Fund’s prospectus.
Mortality and Expense Risks Charge
Variable Annuity Payments will not be affected by adverse mortality experience or by any excess in the actual sales and administrative expenses over the charges provided for in the Contract. The Company assumes the risks that (i) Variable Annuity Payments will continue for a longer period than anticipated and (ii) the allowance for administration expenses in the annuity conversion rates will be insufficient to cover the actual costs of administration relating to Variable Annuity Payments. For assuming these risks, the Company, in determining Unit Values and Variable Annuity Payments, makes a charge as of the end of each Valuation Period against the assets of the Separate Account held with respect to the Contract. The charge is equivalent to a simple annual rate of 0.42%. The Company does not believe that it is possible to specifically identify that portion of the 0.42% deduction applicable to the separate risks involved, but estimates that a reasonable approximate allocation would be 0.28% for the mortality risks and 0.14% for the expense risks. The mortality and expense risks charge may be changed by the Company at any time by giving not less than 60-days prior written notice to the Contractholder. However, the charge may not exceed 1.25% on an annual basis, and only one change may be made in any one-year period. If the charge is insufficient to cover the actual costs of the mortality and expense risk assumed, the financial loss will fall on the Company; conversely, if the charge proves more than sufficient, the excess will be a gain to the Company.
Transaction Fee
The Company reserves the right to charge a transaction fee of the lesser of $25 or 2% of each unscheduled partial surrender after the twelfth unscheduled partial surrender in a Contract Year. The fee will be taken by redeeming a sufficient number of units from the Investment Account(s) from which the unscheduled partial surrender is made by an amount equal to the fee. If the Investment Account(s) from which the withdrawal is made is insufficient to permit the full amount of the fee to be taken, a sufficient number of units from the Plan Participant’s other Investment Accounts will be redeemed on a pro rata basis in an amount equal to the fee. If the amounts in the Plan Participant’s Investment Accounts are insufficient to permit the full amount of the fee to be taken, the amount of the unscheduled partial surrender will be reduced by an amount equal to the fee.
Transfer Fee
The Company also reserves the right to charge a transfer fee of the lesser of $30 or 2% of each unscheduled transfer after the twelfth unscheduled transfer in a Contract Year. The fee will be taken by redeeming a sufficient number of units from the Investment Account(s) from which the unscheduled transfer is made by an amount equal to the fee. If the Investment Account(s) from which the unscheduled transfer is made is insufficient to permit the full amount of the fee to be taken, a sufficient number of units from the Plan Participant’s other Investment Accounts will be redeemed on a pro rata basis in an amount equal to the fee.

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OTHER EXPENSES
The Contractholder is obligated to pay additional expenses associated with the servicing of the Contract and the Plan in accordance with the terms of a Service and Expense Agreement between the Contractholder and the Company. The Contractholder, in its sole discretion, elects whether to pay these expenses directly or directs the Company to deduct the fees from the Investment Accounts that correlate to a Plan Participant. If expenses are deducted from the Investment Accounts, the charges will be allocated among Investment Accounts which correlate to the Plan Participant in proportion to the relative value of such Investment Accounts and will be effected by canceling a number of units in each such Investment Account equal to such Investment Account’s proportionate share of the deductions. Please see Appendix A for services available under the contract.
SURPLUS DISTRIBUTION AT SOLE DISCRETION OF THE COMPANY
It is not anticipated that any divisible surplus will ever be distributable to the Contract in the future because the Contract is not expected to result in a contribution to the divisible surplus of the Company. However, if any distribution of divisible surplus is made, it will be made to Investment Accounts in the form of additional units.
THE CONTRACT
The Contract is significantly different from a fixed annuity. The owner of a variable annuity assumes the risk of investment gain or loss (as to amounts in the divisions) rather than the Company. The amount available for annuity payments under the Contract is not guaranteed and varies with the investment performance of the underlying mutual funds. There can be no assurance that the owner’s investment objectives will be achieved.
The Contracts were issued to an Employer or association or a trust established for the benefit of Plan Participants and their beneficiaries. The Company issued a pre-retirement certificate describing the benefits under the Contract to Plan Participants who reside in a state that requires the issuance of such certificates. Contributions that correlate to a Plan Participant are allocated to and invested in the Division or Divisions that are chosen as of the end of the Valuation Period in which such Contribution is received by the Company at its home office in Des Moines, Iowa. If the allocation instructions are late, or not completed, the Company will invest such unallocated Contributions in the Money Market Division on the date such Contributions are received. After complete allocation instructions have been received by the Company, all future Contributions will be allocated to the chosen Divisions as of the end of the Valuation period in which such Contributions are received. The Contractholder may limit the number of Divisions available to the Owner of Benefits, but the Money Market Division may not be so restricted to the extent the Division is necessary to permit the Company to allocate initial Contributions as described above and the LargeCap Value Division may not be so restricted to the extent the Division is necessary to permit the Company to pay Variable Annuity Payments.
A.    Contract Values and Accounting Before Annuity Commencement Date
1.    Investment Accounts
An Investment Account or Accounts correlating to a Plan Participant will be established for each type of Contribution and for each Division of the Separate Account in which such Contribution is invested.
Investment Accounts will be maintained until the Investment Account Values are either (a) applied to effect Variable Annuity benefits, (b) paid to the Owner of Benefits or the beneficiary, (c) transferred in accordance with the provisions of the Contract or (d) cancelled to pay the recordkeeping expenses for a Plan Participant where Termination of Employment, retirement or death has occurred or for an alternate payee under a Qualified Domestic Relations Order.
Each Contribution will be allocated to the Division or Divisions designated by the Notification on file with the Company and will result in a credit of units to the appropriate Investment Account. The number of units so credited will be determined by dividing the portion of the Contributions allocated to the Division by the Unit Value for such Division for the Valuation Period within which the Contribution was received by the Company at its home office in Des Moines, Iowa.

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2.    Unit Value
The Unit Value for a Contract which participates in a Division of the Separate Account determines the value of an Investment Account consisting of contributions allocated to that Division. The Unit Value for each Division for the Contract is determined on each day on which the net asset value of its underlying mutual fund is determined. The Unit Value for a Valuation Period is determined as of the end of that valuation period. The investment performance of the underlying mutual fund and deducted expenses affect the Unit Value.
For this series of Contracts, the Unit Value for each Division will be fixed at $1.00 for the Valuation Period in which the first amount of money is credited to the Division. A Division’s Unit Value for any later Valuation Period is equal to its Unit Value for the immediately preceding Valuation Period multiplied by the Net Investment Factor (see below) for that Division for this series of Contracts for the later Valuation Period.
3.    Net Investment Factor
Each Net Investment Factor is the quantitative measure of the investment performance of each Division of the Separate Account.
For any specified Valuation Period the Net Investment Factor for a Division for this series of Contracts is equal to
a)    the quotient obtained by dividing (i) the net asset value of a share of the underlying mutual fund as of the end of the Valuation Period, plus the per share amount of any dividend or other distribution made by the mutual fund during the Valuation Period (less an adjustment for taxes, if any) by (ii) the net asset value of a share of the mutual fund as of the end of the immediately preceding Valuation Period, reduced by
b)    a mortality and expense risks charge, equal to a simple interest rate for the number of days within the Valuation Period at an annual rate of 0.42%.
The amounts derived from applying the rate specified in subparagraph b) above and the amount of any taxes referred to in subparagraph a) above will be accrued daily and will be transferred the Separate Account at the discretion of the Company.
4.    Hypothetical Example of Calculation of Unit Value for all Divisions Except the Money Market Division
The computation of the Unit Value may be illustrated by the following hypothetical example. Assume that the current net asset value of an underlying mutual fund share is $14.8000; that there were no dividends or other distributions made by the underlying mutual fund and no adjustment for taxes since the last determination; that the net asset value of an underlying mutual fund share last determined was $14.7800; that the last Unit Value was $1.0185363; and that the Valuation Period was one day.
To determine the current Net Investment Factor, divide $14.8000 by $14.7800 which produces 1.0013532 and deduct from this amount the mortality and expense risks charge of 0.0000115, which is the rate for one day that is equivalent to a simple annual rate of 0.42%. The result, 1.0013417, is the current Net Investment Factor. The last Unit Value ($1.0185363) is then multiplied by the current Net Investment Factor (1.0013417) which produces a current Unit Value of $1.01990281.
5.    Hypothetical Example of Calculation of Unit Value for the Money Market Division
The computation of the Unit Value may be illustrated by the following hypothetical example. Assume that the current net asset value of an underlying mutual fund share is $1.0000; that a dividend of 0.0328767 cents per share was declared by the underlying mutual fund prior to calculation of the net asset value of the underlying mutual fund share and that no other distributions and no adjustment for taxes were made since the last determination; that the net asset value of an underlying mutual fund share last determined was $1.0000; that the last Unit Value was $1.0162734; and that the Valuation Period was one day.
To determine the current Net Investment Factor, add the current net asset value ($1.0000) to the amount of the dividend ($0.000328767) and divide by the last net asset value ($1.0000), which when rounded to seven places equals 1.0003288. Deduct from this amount the mortality and expense risks charge of 0.0000115 (the proportionate rate for one day based on a simple annual rate of 0.42%). The result (1.0003173) is the current Net Investment Factor. The last Unit Value ($1.0162734) is then multiplied by the current Net Investment Factor (1.0003173), resulting in a current Unit Value of $1.0165959.

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B.    Income Benefits
Income Benefits consist of either monthly Variable Annuity Payments or periodic payments made on a monthly, quarterly, semi-annual or annual basis pursuant to the Flexible Income Option.
1.    Variable Annuity Payments
The amount applied to provide Variable Annuity Payments must be at least $1,750. Variable Annuity Payments will be provided by the Investment Accounts which correlate to the Plan Participant held under the LargeCap Value Division. Thus, if the Owner of Benefits elects Variable Annuity Payments, any amounts that are to be used to provide Variable Annuity Payments will be transferred to Investment Accounts held under the LargeCap Value Division as of the last Valuation Date in the month which begins two months before the Annuity Commencement Date. After any such transfer, the value of the LargeCap Value Division Investment Accounts will be applied on the Annuity Purchase Date to provide Variable Annuity Payments. The Annuity Commencement Date, which will be one month following the Annuity Purchase Date, will be the first day of a month. Thus, if the Annuity Commencement Date is August 1, the Annuity Purchase Date will be July 1, and the date of any transfers to a LargeCap Value Division Investment Account will be the Valuation Date immediately preceding July 1.
The Annuity Commencement Date must be no later than the date the Plan Participant is required to take a required distribution under the Internal Revenue Code. See “Federal Tax Status.”
a.    Selecting a Variable Annuity
Variable Annuity Payments will be made to an Owner of Benefits beginning on the Annuity Commencement Date and continuing thereafter on the first day of each month. An Owner of Benefits may select an Annuity Commencement Date by Notification to the Company. The date selected may be the first day of any month the Plan allows which is at least one month after the Notification. Generally, the Annuity Commencement Date cannot begin before the Plan Participant is age 59 ½, separated from service, or is totally disabled. See “Federal Tax Status” for a discussion of required distributions and the federal income tax consequences of distributions.
At any time not less than one month preceding the desired Annuity Commencement Date, an Owner of Benefits may, by Notification, select one of the annuity options described below (see “Forms of Variable Annuities”). If no annuity option has been selected at least one month before the Annuity Commencement Date, and if the Plan does not provide one, payments which correlate to an unmarried Plan Participant will be made under the annuity option providing Variable Life Annuity with Monthly Payments Certain for Ten Years. Payments to a married Plan Participant will be made under the annuity option providing a Variable Life Annuity with One-Half Survivorship.
b.    Forms of Variable Annuities
Because of certain restrictions contained in the Code and regulations thereunder, an annuity option is not available under a contract used to fund a TDA Plan or 401(a) Plan unless (i) the joint or contingent annuitant is the Plan Participant’s spouse or (ii) on the Plan Participant’s Annuity Commencement Date, the present value of the amount to be paid while the Plan Participant is living is greater than 50% of the present value of the total benefit to the Plan Participant and the Plan Participant’s beneficiary (or contingent annuitant, if applicable).
An Owner of Benefits may elect to have Investment Account Values applied under one of the following annuity options. However, if the monthly Variable Annuity Payment would be less than $20, the Company may, at its sole option, pay the Investment Account Values in full settlement of all benefits otherwise available.

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Variable Life Annuity with Monthly Payments Certain for Zero, Five, Ten, Fifteen or Twenty Years or Installment Refund Period – a Variable Annuity which provides monthly payments during the Plan Participant’s lifetime, and further provides that if, at the death of the Plan Participant, monthly payments have been made for less than a minimum period, e.g. five years, any remaining payments for the balance of such period shall be paid to the Owner of Benefits, if the Owner of Benefits is not the Plan Participant, or to a designated beneficiary unless the beneficiary requests in writing that the Commuted Value of the remaining payments be paid in a single sum. (Designated beneficiaries entitled to take the remaining payments or the Commuted Value thereof rather than continuing monthly payments should consult with their tax advisor to be made aware of the differences in tax treatment.)
The minimum period may be either zero, five, ten, fifteen or twenty years or the period (called “installment refund period”) consisting of the number of months determined by dividing the amount applied under the option by the initial payment. If, for example, $14,400 is applied under a life option with an installment refund period, and if the first monthly payment provided by that amount, as determined from the applicable annuity conversion rates, would be $100, the minimum period would be 144 months ($14,400 divided by $100 per month) or 12 years. A variable life annuity with an installment refund period guarantees a minimum number of payments, but not the amount of any monthly payment or the amount of aggregate monthly payments. The longer the minimum period selected, the smaller will be the amount of the first annuity payment.
Under the Variable Life Annuity with Zero Years Certain, which provides monthly payments to the Owner of Benefits during the Plan Participant’s lifetime, it would be possible for the Owner of Benefits to receive no annuity payments if the Plan Participant died prior to the due date of the first payment since payment is made only during the lifetime of the Plan Participant.
Joint and Survivor Variable Life Annuity with Monthly Payments Certain for Ten Years – a Variable Annuity which provides monthly payments for a minimum period of ten years and thereafter during the joint lifetimes of the Plan Participant on whose life the annuity is based and the contingent annuitant named at the time this option is elected, and continuing after the death of either of them for the amount that would have been payable while both were living during the remaining lifetime of the survivor. In the event the Plan Participant and the contingent annuitant do not survive beyond the minimum ten year period, any remaining payments for the balance of such period will be paid to the Owner of Benefits, if the owner of Benefits is not the Plan Participant, or to a designated beneficiary unless the beneficiary requests in writing that the Commuted Value of the remaining payments be paid in a single sum. (Designated beneficiaries entitled to take the remaining payments or the Commuted Value thereof rather than continuing monthly payments should consult with their tax advisor to be made aware of the differences in tax treatment.)
Joint and Two-Thirds Survivor Variable Life Annuity – a variable annuity which provides monthly payments during the joint lives of a Plan Participant and the person designated as contingent annuitant with two-thirds of the amount that would have been payable while both were living continuing until the death of the survivor.
Variable Life Annuity with One-Half Survivorship – a variable annuity which provides monthly payments during the life of the Plan Participant with one-half of the amount otherwise payable continuing so long as the contingent annuitant lives.
Under the Joint and Two-thirds Survivor Variable Life Annuity and under the Variable Life Annuity with One-Half Survivorship, it would be possible for the Owner of Benefits and/or contingent annuitant to receive no annuity payments if the Plan Participant and contingent annuitant both died prior to the due date of the first payment since payment is made only during their lifetimes.
Other Options – Other Variable Annuity options permitted under the applicable Plan may be arranged by mutual agreement of the Owner of Benefits and the Company.

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c.    Basis of Annuity Conversion Rates
Because women as a class live longer than men, it has been common that retirement annuities of equal cost for women and men of the same age will provide women less periodic income at retirement. The Supreme Court of the United States ruled in Arizona Governing Committee vs. Norris that sex distinct annuity tables under an employer-sponsored benefit plan result in discrimination that is prohibited by Title VII of the Federal Civil Rights Act of 1964. The Court further ruled that sex distinct annuity tables will be deemed discriminatory only when used with values accumulated from employer contributions made after August 1, 1983, the date of the ruling.
Title VII applies only to employers with 15 or more employees. However, certain state Fair Employment Laws and Equal Payment Laws may apply to employers with less than 15 employees.
The Contract offers both sex distinct and sex neutral annuity conversion rates. The annuity rates are used to convert a Plan Participant’s pre-retirement Investment Account Values to a monthly lifetime income at retirement. Usage of either sex distinct or sex neutral annuity rates will be determined by the Contractholder.
For each form of variable annuity, the annuity conversion rates determine how much the first monthly Variable Annuity Payment will be for each $1,000 of the Investment Account Value applied to effect the variable annuity. The conversion rates vary with the form of annuity, date of birth, and, if sex distinct rates are used, the sex of the Plan Participant and the contingent annuitant, if any. The sex neutral guaranteed annuity conversion rates are based upon (i) an interest rate of 2.5% per annum and (ii) mortality according to the “1983 Table a for Individual Annuity Valuation” projected with Scale G to the year 2001, set back five years in age. The sex distinct female rates are determined for all Plan Participants in the same way as neutral rates, as described above. The sex distinct male rates are determined for all Plan Participants in the same way as sex neutral rates, as described above, except mortality is not set back five years in age. The guaranteed annuity conversion rates may be changed, but no change which would be less favorable to the Owner of Benefits will take effect for a current Plan Participant.
The Contract provides that an interest rate of not less than 2.5% per annum will represent the assumed investment return. Currently the assumed investment return used in determining the amount of the first monthly payment is 4% per annum. This rate may be increased or decreased by the Company in the future but in no event will it be less than 2.5% per annum. If, under the Contract, the actual investment return (as measured by an Annuity Change Factor, defined below) should always equal the assumed investment return, Variable Annuity Payments would remain level. If the actual investment return should always exceed the assumed investment return, Variable Annuity Payments would increase; conversely, if it should always be less than the assumed investment return, Variable Annuity Payments would decrease.
The current 4% assumed investment return is higher than the 2.5% interest rate reflected in the annuity conversion rates contained in the contract. With a 4% assumption, Variable Annuity Payments will commence at a higher level, will increase less rapidly when actual investment return exceeds 4%, and will decrease more rapidly when actual investment return is less than 4%, than would occur with a lower assumption.
d.    Determining the Amount of the First Variable Annuity Payment
The initial amount of monthly annuity income shall be based on the option selected, the age of the Plan Participant and contingent annuitant, if any, and the Investment Account Values applied as of the Annuity Purchase Date. The initial monthly income payment will be determined on the basis of the annuity conversion rates applicable on such date to such conversions under all contracts of this class issued by the Company. However, the basis for the annuity conversion rates will not produce payments less beneficial to the Owner of Benefits than the annuity conversion rate basis described above.

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e.    Determining the Amount of the Second and Subsequent Monthly Variable Annuity Payments
The second and subsequent monthly Variable Annuity Payments will increase or decrease in response to the investment experience of the mutual fund underlying the LargeCap Value Division. The amount of each payment will be determined by multiplying the amount of the monthly Variable Annuity Payment due in the immediately preceding calendar month by the Annuity Change Factor for the LargeCap Value Division for the Contract for the calendar month in which the Variable Annuity Payment is due.
Each Annuity Change Factor for the LargeCap Value Division for a calendar month is the quotient of 1) divided by 2), below:
1)    The number which results from dividing (a) the Contract’s Unit Value for the LargeCap Value Division for the first Valuation Date in the calendar month beginning one month before the given calendar month by (b) the Contract’s Unit Value for such Division for the first Valuation Date in the calendar month beginning two months before the given calendar month.
2)    An amount equal to one plus the effective interest rate for the number of days between the two Valuation Dates specified in subparagraph (1) above at the interest rate assumed to determine the initial payment of variable benefits to the Owner of Benefits.
f.    Hypothetical Example of Calculation of Variable Annuity Payments
Assume that on the date one month before the Annuity Commencement Date the Investment Account Value that is invested in the LargeCap Value Division which correlates to a Plan Participant is $37,592. Using the appropriate annuity conversion factor (assuming $5.88 per $1,000 applied) the Investment Account Value provides a first monthly Variable Annuity Payment of $221.04. To determine the amount of the second monthly payment assume that the LargeCap Value Division Unit Value as of the first Valuation Date in the preceding calendar month was $1.3712044 and the Unit Value as of the first Valuation Date in the second preceding calendar month was $1.3273110. The Annuity Change Factor is determined by dividing $1.3712044 by $1.3273110, which equals 1.0330694, and dividing the result by an amount corresponding to the amount of one increased by an assumed investment return of 4% (which for a thirty day period is 1.0032288). 1.0330694 divided by 1.0032288 results in an Annuity Change Factor for the month of 1.0297446. Applying this factor to the amount of Variable Annuity Payment for the previous month results in a current monthly payment of $227.61 ($221.04 multiplied by 1.0297446 equals $227.61).
2.    Flexible Income Option
Instead of Variable Annuity Payments an Owner of Benefits may choose to receive Income Benefits under the Flexible Income Option. Unlike Variable Annuity Payments, payments under the Flexible Income Option may be made from any Division of the Separate Account. Under the Flexible Income Option, the Company will pay to the Owner of Benefits a portion of the Aggregate Investment Accounts on a monthly, quarterly, semi-annual or annual basis on the date or dates requested each Year and continuing for a period not to exceed the life or life expectancy of the Plan Participant, or the joint lives or life expectancy of such Plan Participant and the contingent annuitant, if the contingent annuitant is the Plan Participant’s spouse. If the Notification does not specify from which Investment Accounts the, flexible income payments are to be made, flexible income payments will be withdrawn on a pro rata basis from all Investment Accounts which correlate to the Plan Participant. Flexible income payments will end, however, on the date no amounts remain in such Investment Accounts or the date such Investment Accounts are paid or applied in full as described below. Flexible income payments will be subject to the following:
a.    The life expectancy of the Plan Participant and the Plan Participant’s spouse, if applicable, will be determined in accordance with the life expectancy tables contained in Internal Revenue Regulation Section 1.72-9. Life expectancy will be determined as of the date on which the first payment is made. Life expectancy will be redetermined annually thereafter.
b.    Flexible income payments may begin any time after the Flexible Income Option is requested. Flexible income payments must begin no later than the latest date permitted or required by the Plan or regulation to be the Owner of Benefit’s Annuity Commencement Date.

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c.    Flexible income payments will be made annually, semiannually, quarterly, or monthly as requested by the Owner of Benefits and agreed to by the Company. The annual amount payable will be the lesser of the Aggregate Investment Account Values which correlate to the Plan Participant or the minimum annual amount determined in accordance with the minimum distribution rules of the Code.
d.    If the Plan Participant should die before the Aggregate Investment Account Value has been paid or applied in full, the remaining Investment Account Values will be treated as benefits payable at death as described in this prospectus.
e.    Year for purposes of determining payments under the Flexible Income Option means the twelve month period starting on the installment payment starting date and each corresponding twelve month period thereafter.
An Owner of Benefits may request a flexible income payment in excess of the minimum described above. Such payment may be equal to all or any portion of the Investment Accounts which correlate to the Plan Participant; provided, however, that if the requested flexible income payment would reduce the total value of such Investment Accounts to a total balance of less than $1,750 then such request will be a deemed request for the total of such Investment Accounts.
The Owner of Benefits may request termination of the Flexible Income Payments by giving the Company Notification (i) requesting an excess payment equal to the remaining balance of the Aggregate Investment Account Values which correlate to a Plan Participant, (ii) requesting that the remaining balance of the Aggregate Investment Account Values be applied to provide Variable Annuity Payments or (iii) a combination of (i) and (ii), as long as the amount applied to provide an annuity is at least $1,750. The Company will make such excess payment on the later of (i) the date requested, or (ii) the date seven calendar days after the Company receives the Notification. The Annuity Commencement Date for amounts so applied will be one month after the Annuity Purchase Date. The Annuity Purchase Date for amounts so applied will be the first Valuation Date in the month following the Company’s receipt of the Notification or the first Valuation Date of such subsequent month as requested.
If the Owner of Benefits chooses the Flexible Income Option, an additional charge of $25.00 will be deducted annually on a pro rata basis from the Investment Accounts which correlate to the Plan Participant.
C.    Payment on Death of Plan Participant
1.    Prior to Annuity Purchase Date
If a Plan Participant dies prior to the Annuity Purchase Date, the Company, upon receipt of due proof of death and any waiver or consent required by applicable state law, will pay the death benefit in accordance with the provisions of the Plan. The amount of the death benefit is determined by the terms of the Plan. The Owner of Benefits may elect to (1) leave the assets in the contract to the extent permitted by applicable law; (2) receive such value as a single sum benefit; or (3) apply the Investment Account Values which correlate to the Plan Participant to purchase Variable Annuity Payments for the beneficiary if the aggregate value of such Investment Accounts is at least $1,750. If the beneficiary does not provide Notification to the Company within 120 days of the date the Company receives due proof of death, (i.e. a certified copy of the death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by a medical doctor who attended the deceased during his last illness.), the beneficiary will be deemed a Plan Participant under the contract described in the Prospectus.
A beneficiary may elect to have all or a part of the amount available under this contract transferred to any Companion Contract. Alternatively, this Contract may accept all or part of the amount available under a Companion Contract to establish Investment Account or Accounts for a beneficiary under this Contract. If the aggregate value of such Investment Accounts is less than $1,750, the Company may at its option pay the beneficiary the value of such accounts in lieu of all other benefits.
An election to receive Variable Annuity Payments must be made prior to the single sum payment to the beneficiary. Annuity income must be payable as lifetime annuity income with no benefits beyond the beneficiary’s life or life expectancy. In addition, the amount of the monthly Variable Annuity Payments must be at least $20, or the Company may at its option pay the beneficiary the value of the Variable Annuity Reserves in lieu of all other benefits. The beneficiary’s Annuity Purchase Date will be the first day of the

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calendar month specified in the election, but in no event prior to the first day of the calendar month following the date the Notification is received by the Company. The amount to be applied will be determined as of the Annuity Purchase Date. The beneficiary’s Annuity Commencement Date will be the first day of the calendar month following the Annuity Purchase Date. The beneficiary must be a natural person in order to elect Variable Annuity Payments. The election must be in writing. The annuity conversion rates applicable to a beneficiary shall be the annuity conversion rates the Company makes available to all beneficiaries under this Contract. The beneficiary will receive a written description of the options available.
2.    Subsequent to Annuity Purchase Date
Upon the death of a Plan Participant subsequent to the Annuity Purchase Date, no benefits will be available except as may be provided under the form of annuity selected. If provided for under the form of annuity, the Owner of Benefits or beneficiary will continue receiving any remaining payments unless the Owner of Benefits or the beneficiary requests in writing that the Commuted Value of the remaining payments be paid in a single sum.
D.    Withdrawals and Transfers
1.    Cash Withdrawals
The Contract is designed for and intended to be used for retirement Plans. However, subject to any Plan limitations, any restrictions imposed by provisions of the Code or any reduction for vesting provided for in the Plan as to amounts available, the Owner of Benefits may withdraw cash from the Investment Accounts which correlate to a Plan Participant at any time prior to the Annuity Purchase Date. The Code generally provides that distributions from the Contracts (except those used for Creditor Exempt or General Creditor Non-qualified Plans) may begin only after the Plan Participant attains age 59½, terminates employment, dies or becomes disabled, or in the case of deemed hardship (or, for 457 Plans, unforeseen emergencies). Withdrawals before age 59 ½ may involve an income tax penalty. See “Federal Tax Status.”
The procedure with respect to cash withdrawals is as follows:
a.    The Plan must allow for such withdrawal.
b.    The Company must receive a Notification requesting a cash withdrawal from the Owner of Benefits on a form either furnished or approved by the Company. The Notification must specify the amount to be withdrawn for each Investment Account from which withdrawals are to be made. If no specification is made, withdrawals from Investment Accounts will be made on a pro rata basis.
c.    If a certificate has been issued to the Owner of Benefits the Company may require that any requests be accompanied by such certificate.
d.    If the Aggregate Investment Account Values are insufficient to satisfy the amount of the requested withdrawal and applicable charges, if any, the amount paid will be reduced to satisfy such charges.
Any cash withdrawal will result in the cancellation of a number of units from each Investment Account from which values have been withdrawn. The number of units cancelled from an Investment Account will be equal to the amount withdrawn from that Investment Account divided by the Unit Value for the Division of Separate Account in which the Investment Account is invested for the Valuation Period in which the cancellation is effective. Units will also be cancelled to cover any charges assessed under (d) above.
(Special Note: Under the Texas Education Code, Plan Participants under Contracts issued in connection with Optional Retirement Programs for certain employees of Texas institutions of higher education are prohibited from making withdrawals except in the event of termination of employment, retirement or death of the Plan Participant. Also, see “Federal Tax Status” for a description of further withdrawal restrictions.)
2.    Transfers Between Divisions
Upon Notification, all or a portion of the value of an Investment Account which correlates to a Plan Participant may be transferred to another available Investment Account correlating to such Plan Participant for the same type of Contribution. Transfers may be made at any time before the Annuity Purchase Date.

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A transfer will be effective as of the end of the Valuation Period in which the request is received. Any amount transferred will result in the cancellation of units in the Investment Account from which the transfer is made. The number of units cancelled will be equal to the amount transferred from the Investment Account divided by the Unit Value of the Division for the Valuation Period in which the transfer is effective. The transferred amount will result in the crediting of units in the Investment Account to which the transfer is made. The number of units credited will be equal to the amount transferred to the Investment Account divided by the Unit Value of the Division of the Separate Account in which the Investment Account is invested for the Valuation Period in which the transfer is effective.
3.    Transfers to the Contract
If a Companion Contract has been issued by the Company to fund the Plan, and except as otherwise provided by the applicable Plan, the contract may accept all or a portion of the proceeds available under the Companion Contract at any time at least one month before Annuity Commencement Date, subject to the terms of the Companion Contract.
4.    Transfers to a Companion Contract
If a Companion Contract has been issued by the Company to fund the Plan, except as otherwise provided by the applicable Plan and the provisions of the Companion Contract, an Owner of Benefits may by Notification transfer all or a portion of the Investment Account Values which correlate to a Plan Participant to the Companion Contract. If the Notification does not state otherwise, amounts will be transferred on a pro rata basis from the Investment Accounts which correlate to the Plan Participant. Transfers with respect to a Plan Participant from this Contract to the Companion Contract will not be permitted if this Contract has accepted, within the six-month period preceding the proposed transfer from this Contract to the Companion Contract, a transfer from an unmatured Investment Account which correlates to the Plan Participant established under the Companion Contract. An unmatured Investment Account is an Investment Account which has not reached the end of its interest guarantee period. In all other respects, such transfers are subject to the same provisions regarding frequency of transfer, effective date of transfer and cancellation of units as described above in “Transfers Between Divisions.”
5.    Special Situation Involving Alternate Funding Agents
The Contract allows the Investment Account Values of all Plan Participants to be transferred to an alternate Funding Agent with or without the consent of the Plan Participants. Transfers to an alternate Funding Agent require Notification from the Contractholder. The amount to be transferred will be equal to the Investment Account Values determined as of the end of the Valuation Period in which the Notification is received. Such transfers will be subject to the recordkeeping expense.
6.    Postponement of Cash Withdrawal or Transfer
Any cash withdrawal or transfer to be made from the contract or between Investment Accounts in accordance with the preceding paragraphs will be made (i) within seven calendar days after Notification for such payment or transfer is received by the Company at its Home Office or (ii) on the requested date of payment or transfer, if later. However, such withdrawal or transfer may be deferred during any period when the right to redeem underlying mutual fund shares is suspended as permitted under provisions of the Investment Company Act of 1940, as amended. The right to redeem shares may be suspended during any period when (a) trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission or such exchange is closed for other than weekends and holidays; (b) an emergency exists, as determined by the Securities Exchange Commission as a result of which (i) disposal by the underlying mutual fund of securities owned by it is not reasonably practicable or (ii) it is not reasonably practicable for the underlying mutual fund to fairly determine the value of its net assets; or (c) the Securities and Exchange Commission so permits by order for the protection of security holders. If any deferment of transfer or withdrawal is in effect and has not been cancelled by Notification to the Company within the period of deferment, the amount to be transferred or withdrawn shall be determined as of the first Valuation Date following expiration of the permitted deferment, and transfer or withdrawal will be made within seven calendar days thereafter. The Company will notify the Contractholder of any deferment exceeding 30 days.

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7.    Loans
The Company will not make available a loan option for the Contract.
E.    Other Contractual Provisions
1.    Contribution Limits
The Contract prescribes no limits on the minimum Contribution which may be made to an Investment Account which correlates to a Plan Participant. Plan Participant maximum Contributions are discussed under “Federal Tax Status.” Contributions may also be limited by the Plan. The Company may also limit Contributions on 60-days’ notice.
2.    Assignment
No benefits in the course of payment under a Contract used to fund a TDA Plan, 401(a) Plan, governmental 457(b) Plan or Creditor-Exempt Non-Qualified Plan are assignable, by any Owner of Benefits, Plan Participant, beneficiary or contingent annuitant and all such benefits under such Contracts shall be exempt from the claims of creditors to the maximum extent permitted by law. Benefits in the course of payment for Contracts used for tax exempt 457(b) Plans, 457(f) Plans and General Creditor Non-Qualified Plans are assignable only by the Contractholder and such benefits are subject to the claims of the Contractholder’s general creditors.
Investment Account Values which correlate to a Plan Participant are non-forfeitable by the Owner of Benefits; provided, however, if the Plan specifically so provides, Investment Account Values which correlate to a Plan Participant shall be reduced to the extent required by the vesting provisions of the Plan as of the date the Company receives Notification of the event requiring the reduction.
3.    Cessation of Contributions
A cessation of Contributions with respect to all Plan Participants shall occur at the election of the Contractholder upon Notification to the Company, on the date the Plan terminates or on the date no Investment Account Values remain under the contract or at the election of the Company upon 60-days’ notice to the Contractholder. Following a cessation of Contributions all terms of the Contract will continue to apply except that no further Contributions may be made.
4.    Changes in the Contract
The terms of a Contract may be changed at any time by written agreement between the Company and the Contractholder without the consent of any Plan Participant, Owner of Benefits, beneficiary, or contingent annuitant. However, except as required by law or regulation, no such change shall apply to variable annuities which were in the course of payment prior to the effective date of the change. The Company will notify any Contractholder affected by any change under this paragraph.
The Company may unilaterally change the Contract at any time, including retroactive changes, in order to meet the requirements of any law or regulation issued by any governmental agency to which the Company is subject. The Company may add Divisions to the Separate Account B at any time. In addition, the Company may, on 60-days prior notice to the Contractholder, unilaterally change the basis for determining Investment Account Values, the Net Investment Factors, the Annuity Purchase Rates and the Annuity Change Factors; the guaranteed annuity conversion rates; the Recordkeeping Expense; and the provisions with respect to transfers to or from a Companion Contract or between Investment Accounts.
However, no amendment or change will apply to annuities in the course of payment except to the extent necessary to meet the requirements of any law or regulation issued by a governmental agency to which the Company is subject. In addition, no change in the guaranteed annuity conversion rates will take effect for a current Plan Participant if the effect of such amendment or change would be less favorable to the Owner of Benefits. Also, any change in the recordkeeping expense will not take effect as to any Investment Accounts to be transferred to an Alternate Funding Agent if, prior to the date of the amendment or change is to take effect, the Company receives a written request from the Contractholder for payment of all such Investment Account Values to the Alternate Funding Agent and such request is not revoked.

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Furthermore, the Company may, on 60-days’ notice to the Contractholder affected by the change, unilaterally change the mortality and expense risks charge provided that (a) the charge shall in no event exceed 1.25%, (b) the charge shall not be changed more frequently than once in any one year period and (c) no change shall apply to annuities which were in the course of payment prior to the effective date of the change.
STATEMENT OF VALUES
The Company will furnish each Owner of Benefits at least once during each year a statement showing the number of units credited to the Investment Account or Accounts which correlate to the Plan Participant, Unit Values for such Investment Accounts and the resulting Investment Account Values.
SERVICES AVAILABLE BY TELEPHONE
Telephone Transactions. The following transactions may be exercised by telephone by any Owner of Benefits: 1) transfers between Investment Accounts; and 2) changes in Contribution allocation percentages. The telephone transactions may be exercised by telephoning 1-800-547-7754. Telephone transfer requests must be received by the close of the New York Stock Exchange on a day when the Company is open for business to be effective that day. Requests made after the close of the New York Stock Exchange or on a day when the Company is not open for business will be effective the next business day. Plan Participants may obtain daily account information, investment information and counselor assistance by calling the toll free number.
Although neither the Separate Account nor the Company is responsible for the authenticity of telephone transaction requests, the right is reserved to refuse to accept telephone requests when in the opinion of the Company it seems prudent to do so. The Owner of Benefits bears the risk of loss caused by fraudulent telephone instructions the Company reasonably believes to be genuine. The Company will employ reasonable procedures to assure telephone instructions are genuine and if such procedures are not followed, the Company may be liable for losses due to unauthorized or fraudulent transactions. Such procedures include recording all telephone instructions, requesting personal identification information such as the caller’s name, daytime telephone number, social security number and/ or birthdate and sending a written confirmation of the transaction to the Owner of Benefits’ address of record. Owners of Benefits may obtain additional information and assistance by telephoning the toll free number.
DISTRIBUTION OF THE CONTRACT
The Contract is no longer offered.
PERFORMANCE CALCULATION
The Separate Account may publish advertisements containing information (including graphs, charts, tables and examples) about the performance of one or more of its Divisions. The Contract was not offered prior to July 15, 1992. Certain of the underlying funds were offered prior to the date the Contract was available. Thus, the Separate Account may publish advertisements containing information about the hypothetical performance of one or more of its divisions for this Contract as the Contract was issued on or after the date the underlying mutual fund was first offered. The hypothetical performance from the date of inception of the underlying mutual fund in which the division invests is derived by reducing the actual performance of the underlying mutual fund by the highest level of fees and charges of the Contract as if it had been in existence.
In addition, as certain of the underlying mutual funds have added classes since the inception of the fund, performance may be shown for periods prior to the inception date of the new class which represents the historical results of initial class shares and do not included the effects of the subsequent class’ annual fees and expenses. The yield and total return figures described below will vary depending upon market conditions, the composition of the underlying Account’s portfolios and operating expenses. These factors and possible differences in the methods used in calculating yield and total return should be considered when comparing the Separate Account performance figures to performance figures published for other investment vehicles. The Separate Account may also quote rankings, yields or returns as published by independent statistical services or publishers and information regarding performance of certain market indices. Any performance data quoted for the Separate Account represents only historical performance and is not intended to indicate future performance. For further information on how the Separate Account calculates yield and total return figures, see the SAI.

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From time to time the Separate Account advertises its Money Market Division’s “yield” and “effective yield.” Both yield figures are based on historical earnings and are not intended to indicate future performance. The “yield” of the division refers to the income generated by an investment in the division over a seven-day period (which period will be stated in the advertisement). This income is then “annualized.” That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The “effective yield” is calculated similarly but, when annualized, the income earned by an investment in the division is assumed to be reinvested. The “effective yield” will be slightly higher than the “yield” because of the compounding effect of this assumed reinvestment.
In addition, from time to time, the Separate Account may advertise its “yield” for the Bond & Mortgage Securities Division and Government High Quality Bond Division for these Contracts. The “yield” of the Divisions is determined by annualizing the net investment income per unit for a specific, historical 30-day period and dividing the result by the ending maximum offering price of the unit for the same period.
Also, from time to time, the Separate Account will advertise the average annual total return of its various divisions. The average annual total return for any of the divisions is computed by calculating the average annual compounded rate of return over the stated period that would equate an initial $1,000 investment to the ending redeemable contract value.
FEDERAL TAX STATUS
It should be recognized that the descriptions below of the federal income tax status of amounts received under the contracts are not exhaustive and do not purport to cover all situations. A tax advisor should be consulted for complete information. (For the federal tax status of the Company and Separate Account B, see “Principal Life Insurance Company Separate Account B”.)
A.    Taxes Payable by Owners of Benefits and Annuitants
The Contract offered in connection with this prospectus is used with retirement programs which receive favorable tax deferred treatment under Federal income tax law or deferred annuity contracts purchased with after tax dollars. Annuity payments or other amounts received under the Contract are subject to income tax withholding. The amounts withheld will vary among recipients depending on the tax status of the taxpayer and the type of payments from which taxes are withheld.
Contributions to Contracts used for Creditor-Exempt and General Creditor Non-Qualified Plans do not enjoy the advantages available to qualified retirement plans, but Contributions invested in Contracts used to Fund Creditor - Exempt Non-Qualified Retirement Plans may receive tax-deferred treatment of the earnings, until distributed from the Contract as retirement benefits.

1.	Tax-Deferred Annuity Plans – (Section 403(b) Annuities for Employees of Certain Tax-Exempt Organizations or Public Educational Institutions)
Contributions. Under section 403(b) of the Code, payments made by certain employers (i.e., tax-exempt organizations, meeting the requirements of section 501(c)(3) of the Code and public educational institutions) to purchase annuity contracts for their employees are excludable from the gross income of employees to the extent that the aggregate contributions do not exceed the limitations prescribed by section 402(g) and section 415 of the Code. This gross income exclusion applies to employer contributions and voluntary salary reduction contributions.
For 2018, an individual’s voluntary salary reduction contributions under section 403(b) are generally limited to $18,500; additional catch-up contributions up to $6,000 are permitted for those age 50 and older. Combined employer and salary reduction contributions are generally limited to the lesser of 100% of the participant’s compensation, or $55,000 (plus, if applicable, the $6,000 catch-up contribution). In addition, for plan years beginning after December 31, 1988, employer contributions must comply with various nondiscrimination rules; these rules may have the effect of further limiting the rate of employer contributions for highly compensated employees.

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Taxation of Distributions. Distributions are restricted. The restrictions apply to amounts accumulated after December 31, 1988 (including voluntary contributions after that date and earnings on prior and current voluntary contributions). These restrictions require that no distributions will be permitted prior to one of the following events: (1) attainment of age 59 ½, (2) severance from employment, (3) death, (4) disability, (5) hardship (hardship distributions will be limited to the amount of salary reduction contributions exclusive of earnings thereon), (6) plan termination, or (7) qualified reservist distribution.
All distributions from a section 403(b) Plan are taxed as ordinary income of the recipient in accordance with section 72 of the Code and are subject to 20% income tax withholding if they are eligible rollover distributions. Distributions received before the recipient attains age 59½ generally are subject to a 10% penalty tax in addition to regular income tax. Certain distributions are excepted from this penalty tax, including distributions following (1) death, (2) disability, (3) separation from service during or after the year the Participant reaches age 55, (4) severance from employment at any age if the distribution is in the form of substantially equal periodic payments over the life (or life expectancy) of the Plan Participant (or the Plan Participant and Beneficiary), and (5) distributions to alternate payee pursuant to a qualified domestic relations order, (6) made on account of certain levies on income or payments, (7) not in excess of tax deductible medical expenses, (8) qualified reservist distributions or (9) distribution for certain natural disaster victims.
Required Distributions. The first year for which a minimum distribution is required is the later of the calendar year in which the participant reaches age 70½ or the calendar year in which the participant retires and such distributions must be made over a period that does not exceed the life expectancy of the Plan Participant (or the Plan Participant and Beneficiary). Plan Participants employed by governmental entities and certain church organizations may delay the commencement of payments until April 1 of the calendar year following retirement if they remain employed after attaining age 70½.

However, upon the death of the Plan Participant prior to the commencement of annuity payments, the amount accumulated under the contract must be distributed by December 31 of the calendar year that contains fifth anniversary of the Plan Participant’s death or, if distributions to a beneficiary designated under the contract commence by December 31 of the calendar year following the Plan Participant’s death, distributions are permitted over the life of the beneficiary or over a period not extending beyond the beneficiary’s life expectancy. If the surviving spouse is the beneficiary of the contract, the surviving spouse may have additional distribution options. If the Plan Participant has commenced receiving annuity distributions prior to the Plan Participant’s death, distributions must continue at least as rapidly as under the method in effect at the date of death. Amounts accumulated under a contract on December 31, 1986, are not subject to these minimum distributions requirements. In certain instances the distributions may be payable over the remaining life expectancy of the deceased owner. A penalty tax of 50% will be imposed on the amount by which the minimum required distribution in any year exceeds the amount actually distributed in that year.
Tax-Free Transfers and Rollovers. The Code provides for the tax-free exchange of one annuity contract for another annuity contract, and the IRS has ruled that total or partial amounts transferred between section 403(b) annuity contracts and/or 403(b)(7) custodial accounts may qualify as tax-free exchanges under certain circumstances. In addition, section 403(b) of the Code permits tax-free rollovers of eligible rollover distributions from section 403(b) programs to Individual Retirement Accounts (IRAs) and eligible retirement plans. If an eligible rollover distribution is taken as a direct rollover to an IRA or other eligible retirement plans the mandatory 20% income tax withholding does not apply. However, the 20% mandatory withholding requirement does apply to an eligible rollover distribution that is not made as a direct rollover. In addition, such an indirect rollover must be completed within 60 days of receipt of the distribution.
2.    457 Plans
Contributions. Under section 457 of the Code, there are three types of 457 plans: tax exempt 457(b), governmental 457(b) and 457(f) plans, Tax exempt 457(b) plans and 457(f) plans may only be established for a select group of management or highly compensated employees and/or independent contractors.

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These plans allow individuals to defer the receipt of compensation which would otherwise be presently payable and to therefore defer the payment of Federal income taxes on the amounts. For 2018, participants in a tax exempt 457(b) or a governmental 457(b) may defer both employee and employer contributions up to the 402(g) limit, $18,500. Catch up contributions of $6,000 are also allowed for governmental 457(b) plan participants age 50 and older. Special catch-up contributions rules may also apply to tax exempt 457(b) plans. The amounts which are deferred may be used by the employer to purchase the Contract. The amounts in a tax exempt 457(b) plan and a 457(f) plan are owned by the employer and are subject to the claims of the employer’s creditors. The amounts which are deferred for a governmental 457(b) plan are held for the exclusive benefit of the participants and beneficiaries.
Taxation of Distributions. For a governmental 457(b) plan, the amounts are taxable to the participant in the year they are distributed. For a tax exempt 457(b), the amounts are taxable to the participant in the year they are paid or otherwise made available. Amounts otherwise made available may be deferred in certain circumstances. For a 457(f) plan, amounts are taxable to the participant at the time there is no substantial risk of forfeiture.
Distributions Before Severance from Employment. Distributions for tax exempt 457(b) plans and governmental 457(b) plans are not permitted until severance from employment except for unforeseeable emergencies, certain de minimis withdrawals and the calendar year in which participant reaches age 70 ½. Distributions from 457(f) plans may be allowed at certain times as allowed by a plan document.
Required Distributions. The minimum distribution requirements for tax exempt 457(b) plans and governmental 457(b) plans are generally the same as for those for qualified plans and section 403(b) plans. There are no minimum distribution requirements for 457(f) plans.
Tax Free Transfers and Rollovers. Federal income tax law permits rollovers from governmental 457(b) plans to another eligible retirement plan or IRA. Federal tax law does not permit rollovers from tax exempt 457(b) plans or 457(f) plans to any other retirement plan or IRA. Federal tax law does permit the transfer from one tax exempt 457(b) plan to another.
3.    401(a) Plans
Contributions. Under Section 401(a) of the Code, payments made by employers to purchase annuity Contracts for their employees are excludable from the gross income of employees to the extent that the aggregate contributions do not exceed the limitations prescribed by section 402(g), and section 415 of the Code. This gross income exclusion applies to employer contributions and voluntary salary reduction contributions.
For 2018, an individual’s voluntary salary reduction contributions for a 401(k) plan are generally limited to $18,500. In addition, an individual over age 50 may make a “catch-up” contribution of up to $6,000.
For 401(a) qualified plans, the maximum annual contribution that a member can receive is limited to the lesser of 100% of includible compensation or $55,000 (plus, if applicable, the $6,000 catch-up contribution).
Taxation of Distributions. Distributions are restricted. These restrictions require that no distributions of employee elective salary deferrals will be permitted prior to one of the following events: (1) attainment of age 59½, (2) severance from employment, (3) death, (4) disability, (5) plan termination, or (6) for certain 401(a) Plans, hardship (hardship distributions will be limited to the amount of salary reduction contributions exclusive of earnings thereon). In-service distributions may be permitted under various circumstances in certain plans. Please consult with the terms of your plan to determine the applicable distribution restrictions.
To the extent distributions do not represent voluntary after-tax distributions, distributions from a section 401(a) Plan are taxed as ordinary income of the recipient in accordance with section 72 of the Code. Distributions received before the recipient attains age 59 ½ generally are subject to a 10% penalty tax in addition to regular income tax. Certain distributions are excepted from this penalty tax, including distributions following (1) death, (2) disability, (3) separation from service during or after the year the Participant reaches age 55, (4) severance from employment at any age if the distribution is in the form of substantially equal periodic payments over the life (or life expectancy) of the Plan Participant (or the Plan Participant and Beneficiary), and distributions (5) to alternate payee pursuant to a qualified domestic relations order, (6) made on account of certain levies on income or payments, (7) not in excess of tax deductible medical expenses, (8) qualified reservist distributions or (9) distribution for certain natural disaster victims.

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Required Distributions. Distributions must commence no later than April 1st of the calendar year following the later of the calendar year in which the participant reaches age 70½ or the calendar year in which the participant retires and such distributions must be made over a period that does not exceed the life expectancy of the Plan Participant (or the Plan Participant and Beneficiary). For 5% or greater owners distributions must commence by April 1 of the year following attaining age 70 ½. Following the death of the Plan Participant, the distribution requirements are generally the same as those described with respect to 403(b) Plans. A penalty tax of 50% will be imposed on the amount by which the minimum required distribution in any year exceeds the amount actually distributed in that year. Please consult with the terms of your plan to determine the applicable distribution requirements for your plan.
Tax-Free Transfers and Rollovers. The Code provides for the tax-free exchange of one annuity contract for another annuity contract. Distributions from a 401(a) Plan may also be transferred to an IRA or other eligible retirement plan. If an eligible rollover distribution is taken as a direct rollover to an IRA or other eligible retirement plans the mandatory 20% income tax withholding does not apply. However, the 20% mandatory withholding requirement does apply to an eligible rollover distribution that is not made as a direct rollover. In addition, such an indirect rollover must be completed within 60 days of receipt of the distribution.
4.    Creditor-Exempt Non-Qualified Plans
Certain employers may establish Creditor-Exempt Non-Qualified Plans. Under such Plans the employer formally funds the Plan either by purchasing an annuity contract or by transferring funds on behalf of Plan Participants to a trust established for the benefit of such Plan Participants with a direction to the trustee to use the funds to purchase an annuity contract.
The Trustee is the Contractholder and is considered the nominal owner of the Contract. Each Plan Participant as a Trust beneficiary, is an Owner of Benefits under the Contract and is treated as the owner for income tax purposes.
Taxation of Contract Earnings. Since each Plan Participant for income tax purposes is considered the owner of the Investment Account or Accounts which correlate to such Participant, any increase in a Participant’s Investment Account Value resulting from the investment performance of the Contract is not taxable to the Plan Participant until received by such Plan Participant.
Contributions. Payments made by the employer to the Trust on behalf of a Plan Participant are currently includible in the Plan Participant’s gross income as additional compensation and, if such payments coupled with the Plan Participant’s other compensation is reasonable in amount, such payments are currently deductible as compensation by the Employer.
Taxation of Distributions. In general, partial redemptions from an Investment Account that are not received by a Plan Participant as an annuity under the Contract allocated to post-August 13, 1982 Contributions under a preexisting Contract are taxed as ordinary income to the extent of the accumulated income or gain under the Contract. Partial redemptions from a contract that are allocated to pre-August 14, 1982 Contributions under a preexisting Contract are taxed only after the Plan Participant has received all of the “investment in the contract” (Contributions less any amounts previously received and excluded from gross income).
In the case of a complete redemption of an Investment Account under the Contract (regardless of the date of purchase), the amount received will be taxed as ordinary income to the extent that it exceeds the Plan Participant’s investment in the contract.
If a Plan Participant purchases two or more contracts from the Company (or an affiliated company) within any calendar year after October 21, 1988, those contracts are treated as a single contract for purposes of measuring the income on a partial redemption or complete surrender.
When payments are received as an annuity, the Plan Participant’s investment in the Contract is treated as received ratably over the expected payment period of the annuity and excluded from gross income as a tax-free return of capital. Individuals who commence receiving annuity payments on or after January 1, 1987, can exclude from income only their unrecovered investment in the Contract. Where such individuals die before they have recovered their entire investment in the contract on a tax-free basis, they may be entitled to a deduction of the unrecovered amount on their final tax return.

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In addition to regular income taxes, there is a 10% penalty tax on the taxable portion of a distribution received before the Plan Participant attains age 59½ under the Contract, unless the distribution is; (1) made to a Beneficiary on or after death of the Plan Participant, (2) made upon the disability of the Plan Participant; (3) part of a series of substantially equal periodic payments for the life or life expectancy of the Plan Participant or the Plan Participant and Beneficiary; (4) made under an immediate annuity contract, or (5) allocable to Contributions made prior to August 14, 1982.
Required Distributions. The Code does not require a Plan Participant under a Creditor-Exempt Non-Qualified Plan to commence receiving distributions at any particular time and does not limit the duration of annuity payments. However, upon the death of the Plan Participant prior to the commencement of annuity payments, the amount accumulated under the Contract must be distributed within five years or, if distributions to a designated beneficiary under the Contract commence within one year of the Plan Participant’s death, distributions are permitted over the life of the beneficiary or over a period not extending beyond the beneficiary’s life expectancy. If the Plan Participant has commenced receiving annuity distributions prior to the Plan Participant’s death, distributions must continue at least as rapidly as under the method in effect at the date of death.
Tax-Free Exchanges. Under Section 1035 of the Code, the exchange of one annuity contract for another is not a taxable transaction if the same owner is on each contract in the exchange, but is reportable to the IRS. Transferring Investment Account Values from this contract to a Companion Contract would fall within the provisions of Section 1035 of the Code.
5.    General Creditor Non-Qualified Plans
Contributions. Private taxable employers may establish informally financed, General Creditor Non-Qualified Plans for a select group of management or highly compensated employees and/or independent contractors. Certain arrangements of nonprofit employers entered into prior to August 16, 1989, and not subsequently modified, are subject to the rules discussed below.
Informally financed General Creditor Non-Qualified Plans represent a bare contractual promise on the part of the employer to pay wages at some future time. The Contract used to informally finance the employer’s obligation is owned by the employer and is subject to the claims of the employer’s creditors. The Plan Participant has no present right or vested interest in the Contract and is only entitled to payment in accordance with Plan provisions. If the Employer who is the Contractholder is not a natural person, the Contract does not receive tax-deferred treatment afforded other Contractholders under the Code.
Taxation of Distributions. Amounts received by an individual from a General Creditor Non-Qualified Plan are includible in the employee’s gross income for the taxable year in which such amounts are paid or otherwise made available. Such amounts are deductible by the employer when made taxable to the individual.
B.    Fund Diversification
Separate Account investments must be adequately diversified in order for the increase in the value of Creditor-Exempt Non-Qualified Contracts to receive tax-deferred treatment. In order to be adequately diversified, the portfolio of each underlying mutual fund must, as of the end of each calendar quarter or within 30 days thereafter, have no more than 55% of its assets invested in any one investment, 70% in any two investments, 80% in any three investments and 90% in any four investments. Failure of an underlying mutual fund to meet the diversification requirements could result in tax liability to Creditor-Exempt Non-Qualified Contractholders.
The investment opportunities of the mutual fund could conceivably be limited by adhering to the above diversification requirements. This would affect all Contractholders, including those owners of Contracts for whom diversification is not a requirement for tax-deferred treatment.
GENERAL INFORMATION
Frequent Trading and Market-Timing (Abusive Trading Practices)
This Contract is not designed for frequent trading or market timing activity of the investment options. If you intend to trade frequently and/or use market timing investment strategies, this Contract is not an appropriate investment. The Company does not accommodate market timing.

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The Company considers frequent trading and market timing activities to be abusive trading practices because they:

•	Disrupt the management of the underlying mutual funds by;

•	forcing the mutual fund to hold short-term (liquid) assets rather than investing for long term growth, which results in lost investment opportunities for the mutual fund; and

•	causing unplanned portfolio turnover;

•	Hurt the portfolio performance of the underlying mutual funds; and

•	Increase expenses of the underlying mutual fund and separate account due to;
•increased broker-dealer commissions; and
•increased recordkeeping and related costs.
If the Company is not able to identify such abusive trading practices, the abuses described above will negatively impact the Contract and cause investors to suffer the harms described.
The Company has adopted policies and procedures to help it identify and prevent abusive trading practices. In addition, the underlying mutual funds monitor trading activity to identify and take action against abuses. While the Company’s policies and procedures are designed to identify and protect against abusive trading practices, there can be no certainty that the Company will identify and prevent abusive trading in all instances. When the Company does identify abusive trading, the Company will apply its policies and procedures in a fair and uniform manner.
If the Company, or an underlying mutual fund that is an investment option with the Contract, deem abusive trading practices to be occurring, the Company will take action that may include, but is not limited to:

•	Rejecting transfer instructions from a contractholder or other person authorized by the contractholder to direct transfers;

•
Restricting submission of transfer requests by, for example, allowing transfer requests to be submitted by 1st class U.S. mail only and disallowing requests made via the internet, by facsimile, by overnight courier or by telephone;

•	Limiting the number of unscheduled transfers during a Contract year to no more than 12;

•
Prohibiting requests to transfer among the divisions for a minimum of thirty days where there is evidence of at least one round-trip transaction (exchange or redemption of shares that were purchased within 30 days of the exchange/ redemption); and

•	Taking such other action as directed by the underlying mutual fund.
The Company will support the underlying mutual funds’ right to accept, reject or restrict, without prior written notice, any transfer requests into a fund.
In some instances, a transfer may be completed prior to a determination of abusive trading. In those instances, the Company will reverse the transfer (within two business days of the transfer) and return the Contract to the investment option holdings it had prior to the transfer. The Company will give you notice in writing in this instance.
Important Information About Customer Identification Procedures
To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to verify your identity. We may also ask to see your driver’s license or other identifying documents.
If concerns arise with verification of your identification, no transactions, other than redemptions, will be permitted while we attempt to reconcile the concerns. If we are unable to verify your identity within 30 days of our receipt of your original purchase, the account(s) will be closed and redeemed in accordance with normal redemption procedures.
We do not knowingly sell annuities that are for the benefit of a business/organization that is illegal under Federal and/or State law (such as a marijuana clinic), or a person who owns or receives income from such an entity or whose source of funds is illegal.

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State Regulation
The Company is subject to the laws of the State of Iowa governing insurance companies and to regulation by the Insurance Department of the State of Iowa. An annual statement in a prescribed form must be filed by March 1 in each year covering the operations of the Company for the preceding year and its financial condition on December 31st of such year. Its books and assets are subject to review or examination by the Commissioner of Insurance of the State of Iowa, or the Commissioner’s representatives, at all times, and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. Iowa law and regulations also prescribe permissible investments, but this does not involve supervision of the investment management or policy of the Company.
In addition, the Company is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. Generally, the insurance departments of these states and jurisdictions apply the laws of the state of domicile in determining the field of permissible investments.
Legal Opinions
Legal matters applicable to the issue and sale of the Contracts, including the right of the Company to issue Contracts under Iowa Insurance Law, have been passed upon by Karen E. Shaff, Executive Vice President, General Counsel and Secretary of the Company.
Legal Proceedings
There are no legal proceedings pending to which the Separate Account is a party or which would materially affect the Separate Account.
Other Variable Annuity Contracts
The Company currently offers other variable annuity contracts that participate in the Separate Account. In the future, we may designate additional group or individual variable annuity contracts as participating in the Separate Account.
Householding
To avoid sending duplicate copies of materials to owners, only one copy of the prospectus and annual and semi-annual reports for the funds will be mailed to owners having the same name and address on our records. The consolidation of these mailings, called householding, benefits us through reduced mailing expense. If you want to receive multiple copies of these materials, you may call us at 1-800-852-4450. You may also notify us in writing. Individual copies of prospectuses and reports will be sent to you within thirty (30) days after we receive your request to stop householding.
Independent Registered Public Accounting Firm
The financial statements of Principal Life Insurance Company Separate Account B and the consolidated financial statements of Principal Life Insurance Company which are included in the SAI have been audited by Ernst & Young LLP, independent registered public accounting firm, 801 Grand Avenue, Des Moines, Iowa 50309, for the periods indicated in their reports thereon which appear in the Statement of Additional Information.
Financial Statements
The financial statements of the Principal Life Insurance Company which are included in the SAI should be considered only as they relate to our ability to meet our obligations under the Contract. They do not relate to investment performance of the assets held in the Separate Account.
Customer Inquiries
Your questions should be directed to Principal Securities, Inc. ("PSI") formerly Princor Financial Services Corporation, a company of the Principal Financial Group, Des Moines, Iowa 50392-2080, (800) 852-4450.

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TABLE OF SEPARATE ACCOUNT DIVISIONS

The following is a brief summary of the investment objectives of each division. There is no guarantee that the objectives will be met.

Fidelity VIP Government Money Market Division
Invests in:	Fidelity VIP Government Money Market Portfolio – Initial Class
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	seeks as high a level of current income as is consistent with preservation of capital and liquidity.

Core Plus Bond Division
Invests in:	Principal Variable Contracts Funds Core Plus Bond Account – Class 1
Investment Advisor:	Principal Global Investors, LLC
Investment Objective:	seeks to provide current income and, as a secondary objective, capital appreciation.

Diversified Balanced Division (This underlying mutual fund is a fund of funds.)
Invests in:	Principal Variable Contracts Funds Diversified Balanced Account – Class 1
Investment Advisor:	Principal Global Investors, LLC
Investment Objective:	seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk.

Diversified International Division
Invests in:	Principal Variable Contracts Funds Diversified International Account – Class 1
Investment Advisor:	Principal Global Investors, LLC
Investment Objective:	seeks long-term growth of capital.

Equity Income Division
Invests in:	Principal Variable Contracts Funds Equity Income Account – Class 1
Investment Advisor:	Principal Global Investors, LLC
Investment Objective:	seeks to provide a relatively high level of current income and long-term growth of income and capital.

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Government & High Quality Bond Division
Invests in:	Principal Variable Contracts Funds Government & High Quality Bond Account – Class 1
Investment Advisor:	Principal Global Investors, LLC
Investment Objective:	seeks to provide a high level of current income consistent with safety and liquidity.

International Emerging Markets Division
Invests in:	Principal Variable Contracts Funds International Emerging Markets Account – Class 1
Investment Advisor:	Principal Global Investors, LLC
Investment Objective:	seeks long-term growth of capital.

LargeCap Growth Division
Invests in:	Principal Variable Contracts Funds LargeCap Growth Account – Class 1
Investment Advisor:	Columbus Circle Investors through a sub-advisory agreement with Principal Global Investors, LLC
Investment Objective:	seeks long-term growth of capital.

LargeCap Growth I Division
Invests in:	Principal Variable Contracts Funds LargeCap Growth Account I – Class 1
Investment Advisor:	T. Rowe Price Associates, Inc. and Brown Advisory LLC through a sub-advisory agreement with Principal Global Investors, LLC
Investment Objective:	seeks long-term growth of capital.

LargeCap S&P 500 Index Division
Invests in:	Principal Variable Contracts Funds LargeCap S&P 500 Index Account – Class 1
Investment Advisor:	Principal Global Investors, LLC
Investment Objective:	seeks long-term growth of capital.

LargeCap Value Division
Invests in:	Principal Variable Contracts Funds LargeCap Value Account – Class 1
Investment Advisor:	Principal Global Investors, LLC
Investment Objective:	seeks long-term growth of capital.

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MidCap Division
Invests in:	Principal Variable Contracts Funds MidCap Account – Class 1
Investment Advisor:	Principal Global Investors, LLC
Investment Objective:	seeks long-term growth of capital.

Real Estate Securities Division
Invests in:	Principal Variable Contracts Funds Real Estate Securities Account – Class 1
Investment Advisor:	Principal Real Estate Investors, LLC through a sub-advisory agreement with Principal Global Investors, LLC
Investment Objective:	seeks to generate a total return.

SmallCap Division
Invests in:	Principal Variable Contracts Funds SmallCap Account – Class 1
Investment Advisor:	Principal Global Investors, LLC
Investment Objective:	seeks long-term growth of capital.

SAM Balanced Division (This underlying mutual fund is a fund of funds.)
Invests in:	Principal Variable Contracts Funds Strategic Asset Management Portfolios – Balanced Portfolio – Class 1
Investment Advisor:	Principal Global Investors, LLC
Investment Objective:
seeks to provide a high level of total return (consisting of reinvested income and capital appreciation), as is consistent with reasonable risk. In general, relative to the other Portfolios, the Balanced Portfolio should offer investors the potential for a medium level of income and medium level of capital growth, while exposing them to a medium level of principal risk.

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Registration Statement
This prospectus (Part A of the registration statement) omits some information contained in the SAI (Part B of the registration statement) and Part C of the registration statement which the Company has filed with the SEC. The SAI is hereby incorporated by reference into this prospectus. You may request a free copy of the SAI by contracting your registered representative or calling us at 1-800-852-4450.

Information about the Contract (including the SAI and Part C of the registration statement) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the SEC at 202-942-8090. Reports and other information about the Contract are available on the SEC’s internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, D.C. 20549-0102.

The registration number for the Contract is 33-44670.

Customer Inquiries
Your questions should be directed to: Principal Premier Variable Annuity, Principal Financial Group, P.O. Box 9382, Des Moines, Iowa 50306-9382, 1-800-852-4450.
TABLE OF CONTENTS OF THE SAI

The table of contents for the Statement of Additional Information is provided below.

TABLE OF CONTENTS
GENERAL INFORMATION AND HISTORY	3
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	3
UNDERWRITING COMMISSIONS	3
CALCULATION OF PERFORMANCE DATA	3

Principal Life Insurance Company Separate Account B
Report of Independent Registered Public Accounting Firm	6
Financial Statements	10

Principal Life Insurance Company
Report of Independent Auditors	147
Consolidated Financial Statements	148

To obtain a copy of the Statement of Additional Information, free of charge, write or telephone:

Principal Securities, Inc.
a company of
the Principal Financial Group
Des Moines, IA 50392-2080
Telephone: 1-800-852-4450

32

CONDENSED FINANCIAL INFORMATION
Financial statements are included in the Statement of Additional Information. Following are unit values for the Contract for the periods ended December 31.

Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
Core Plus Bond
2017	$2.910	$3.037	4.36%	785
2016	2.807	2.910	3.67	680
2015	2.833	2.807	-0.92	666
2014	2.703	2.833	4.81	942
2013	2.738	2.703	-1.28	1,003
2012	2.557	2.738	7.08	1,210
2011	2.398	2.557	6.63	1,075
2010	2.156	2.398	11.22	1,182
2009	1.791	2.156	20.38	1,559
2008	2.169	1.791	-17.43	1,472
Diversified Balanced
2017(1)	10.000	10.604	6.04	195
Diversified International
2017	3.173	4.077	28.50	776
2016	3.174	3.173	-0.03	773
2015	3.199	3.174	-0.78	787
2014	3.319	3.199	-3.62	942
2013	2.815	3.319	17.90	1,072
2012	2.387	2.815	17.94	1,167
2011	2.669	2.387	-10.57	1,233
2010	2.357	2.669	13.24	1,613
2009	1.853	2.357	27.20	1,847
2008	3.459	1.853	-46.43	1,931
Equity Income
2017	2.168	2.614	20.56%	65
2016	1.881	2.168	15.26	41
2015	1.966	1.881	-4.32	34
2014	1.751	1.966	12.28	28
2013	1.381	1.751	26.79	40
2012	1.227	1.381	12.55	13
2011	1.169	1.227	4.96	17
2010	1.010	1.169	15.74	35
2009	0.847	1.010	19.24	31
2008	1.288	0.847	-34.24	43
Fidelity Government Money Market
2017	0.998	1.000	0.25	3,807
2016(2)	10.000	0.998	-90.02	3,985

33

Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
Government & High Quality Bond
2017	$2.835	$2.876	1.46%	1,210
2016	2.797	2.835	1.36	984
2015	2.786	2.797	0.39	854
2014	2.663	2.786	4.62	977
2013	2.702	2.663	-1.44	1,042
2012	2.611	2.702	3.48	1,125
2011	2.468	2.611	5.79	1,140
2010(3)	2.463	2.468	0.20	1,385
International Emerging Markets
2017	3.382	4.743	40.23	149
2016	3.104	3.382	8.96	137
2015	3.616	3.104	-14.16	125
2014	3.773	3.616	-4.16	119
2013	3.989	3.773	-5.41	122
2012	3.316	3.989	20.31	139
2011	4.033	3.316	-17.78	140
2010	3.396	4.033	18.76	193
2009	2.018	3.396	68.29	194
2008	4.490	2.018	-55.06	175
LargeCap Growth
2017	3.272	4.395	34.33	970
2016	3.464	3.272	-5.54	1,000
2015	3.313	3.464	4.56	1,121
2014	2.994	3.313	10.65	1,283
2013	2.245	2.994	33.36	1,397
2012	1.930	2.245	16.34	1,458
2011	2.024	1.930	-4.64	1,522
2010	1.717	2.024	17.88	1,866
2009	1.357	1.717	26.53	2,284
2008	2.398	1.357	-43.41	2,524
LargeCap Growth I
2017	2.238	2.980	33.14	264
2016	2.219	2.238	0.86	279
2015	2.068	2.219	7.30	282
2014	1.912	2.068	8.16	233
2013	1.410	1.912	35.60	256
2012	1.217	1.410	15.88	201
2011	1.226	1.217	-0.73	198
2010	1.029	1.226	19.14	199
2009	0.677	1.029	51.99	420
2008	1.145	0.677	-40.87	42

34

Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
LargeCap S&P 500 Index
2017	$2.228	$2.696	21.00%	281
2016	2.005	2.228	11.12	280
2015	1.991	2.005	0.70	238
2014	1.765	1.991	12.80	165
2013	1.342	1.765	31.52	189
2012	1.167	1.342	15.01	113
2011	1.152	1.167	1.30	97
2010	1.009	1.152	14.17	127
2009	0.802	1.009	25.81	668
2008	1.280	0.802	-37.34	779
LargeCap Value
2017	5.610	6.527	16.34	756
2016	5.208	5.610	7.72	896
2015	5.288	5.208	-1.51	959
2014	4.776	5.288	10.72	1,202
2013	3.666	4.776	30.28	1,371
2012	3.105	3.666	18.08	1,469
2011	3.082	3.105	0.75	1,733
2010	2.713	3.082	13.60	2,057
2009	2.342	2.713	15.84	2,398
2008	3.628	2.342	-35.45	2,743
MidCap
2017	10.528	13.159	24.99	564
2016	9.579	10.528	9.91	593
2015	9.464	9.579	1.22	614
2014	8.412	9.464	12.51	737
2013	6.307	8.412	33.38	836
2012	5.303	6.307	18.94	870
2011	4.917	5.303	7.85	947
2010	3.979	4.917	23.57	1,155
2009	2.987	3.979	33.21	1,361
2008	4.540	2.987	-34.21	1,509
Real Estate Securities
2017	5.315	5.780	8.74	49
2016	5.043	5.315	5.39	55
2015	4.860	5.043	3.77	55
2014	3.674	4.860	32.28	54
2013	3.545	3.674	3.64	34
2012	3.038	3.545	16.67	32
2011	2.800	3.038	8.50	28
2010	2.237	2.800	25.17	12
2009	1.743	2.237	28.34	59
2008	2.607	1.743	-33.14	61

35

Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
SAM Balanced
2017	$2.124	$2.437	14.74%	253
2016	1.997	2.124	6.36	222
2015	2.022	1.997	-1.24	209
2014	1.901	2.022	6.37	151
2013(4)	1.736	1.901	9.50	167
SmallCap
2017	2.526	2.839	12.38	181
2016	2.161	2.526	16.89	219
2015	2.171	2.161	-0.46	253
2014	2.079	2.171	4.43	57
2013	1.412	2.079	47.24	45
2012	1.236	1.412	14.27	26
2011	1.260	1.236	-1.90	27
2010	1.018	1.260	23.77	80
2009	0.838	1.018	21.48	119
2008	1.329	0.838	-36.95	91

(1) Commenced operations on May 26, 2017
(2) Commenced operations on April 8, 2016
(3) Commenced operations on July 19, 2010
(4) Commenced operations on April 26, 2013

36

APPENDIX A
The Contract provides for recordkeeping and other services and fees described below as well as a separate Service Expense Agreement which allows Contractholders to choose, in their sole discretion, a customized Plan-level service package and charges.
A.    Recordkeeping Expense
The Contractholder must also pay a recordkeeping expense. The quarterly recordkeeping expense is one-fourth of the charge determined from the table below. The amount of the charge is determined at the end of each quarter based upon the number of Plan Participants, both active and inactive, for whom there are Investment Accounts under the Contract at the end of the quarter.

Plan Participants	Annual Expense (Benefit Report Sent to the Contractholder)
1 - 25	$2,250
26 - 49	$34 per Plan Participant + $1,366
50 - 99	$31 per Plan Participant + $1,516
100 - 299	$28 per Plan Participant + $1,816
300 - 499	$23 per Plan Participant + $3,316
500 - 999	$19 per Plan Participant + $5,316
1,000 - 2,499	$14 per Plan Participant + $10,316
2,500 - 4,999	$12 per Plan Participant + $15,316
5,000 and over	$10 per Plan Participant + $25,316

Example:
Assume 600 Plan Participants with Benefit Reports sent to the Contractholder: The expense is $16,716 [600 x $19 = $11,400+ $5,316 = $16,716] ÷ 4 = $4,179. This would be $6.96 per Plan Participant, per quarter

The recordkeeping expense is increased by $3 per Plan Participant if benefit reports are mailed directly to Plan Participants’ homes.

If, instead of quarterly benefit reports, the Company provides such reports annually, the recordkeeping expense is reduced by 9%. Similarly, if such reports are provided semi-annually, the recordkeeping expense is reduced by 6%. If such reports are provided on a monthly basis, the recordkeeping expense is increased by 24%.

If the Company performs more (or less) than one 401(k) & 401(m) non-discrimination test in a Deposit Year, the recordkeeping expense is increased (reduced) by 3% for each additional test performed (or test not performed).

The recordkeeping expense is increased by 10% if Plan Contributions are not reported in the Company’s standard format by modem.

A charge of $15 is made to the account of plan participants who make investment changes/transfers using paper rather than our toll-free number (1-800-547-7754).

The recordkeeping expense for an employer with both a non-qualified plan in the contract offered under this prospectus and a 401(k) plan in a contract will be determined at the point in scale reached under the 401(k) plan.

If the initial Deposit Year is less than twelve months, an adjustment will be made in the amount of the charge so that the full amount of the annual charge per Plan Participant will be assessed during the year.

If all Investment Accounts attributable to a Plan Participant are canceled during the Deposit Year as a result of a withdrawal, the unassessed portion of the full annual charge attributable to the Plan Participant will be charged.

37

If the Company provides recordkeeping services for Plan assets not allocated to the Contract or an Associated or Companion Contract (“Outside Assets”), the Contractholder must pay an Outside Asset recordkeeping expense. The annual charge is calculated based upon the following table.

Number of Plan Participants With Outside Accounts During the Quarter	Outside Asset Annual Recordkeeping Expense
1 - 25	$1,000 minimum
26 - 49	$15.30 per member + $614.70
50 - 99	$13.95 per member + $682.20
100 - 299	$12.60 per member+ $817.20
300 - 499	$10.35 per member + $1,492.20
500 - 999	$8.55 per member+ $2,392.20
1,000 - 2,499	$6.30 per member + $4,642.20
2,500 - 4,999	$5.40 per member + $6,892.20
5,000 and over	$4.50 per member + $11,392.20

The charge calculated in accordance with the above table will be increased by 15% for the second and each additional Outside Asset for which the Company provides recordkeeping services. One-fourth of the annual Outside Asset Recordkeeping Charge will be billed on a quarterly basis. This charge does not apply if the Outside Assets which correlate to the Plan Participant consist solely of shares of mutual funds for which a subsidiary of the Company serves as investment adviser.

The Contractholder may elect to have the recordkeeping expense attributable to investments in this Contract which correlate to inactive Plan Participants deducted from the Investment Account Values of such Plan Participants. The portion of the charge attributable to a Plan Participant will be allocated to his or her Investment Account in proportion to their relative value.

B.    Location Fee

Contractholders may request the Company to provide services to groups of employees at multiple locations. If the Company agrees to provide such services, the Contractholder will be charged $150 on a quarterly basis for each additional employee group or location.

C.    Flexible Income Option Charge

An additional charge of $25 annually will be made for any Plan Participant receiving benefits under the Flexible Income Option. The charge is added to the portion of the recordkeeping expense attributable to such Plan Participants. If a Plan Participant is receiving benefits under the Flexible Income Option from a Companion Contract to which a Flexible Income Option Charge applies, the charge will not apply to the contract.

D.    Documentation Expense

The Company provides a sample Plan document and summary plan descriptions to the Contractholder. The Contractholder will pay $300 if the Contractholder uses a Principal Standard Plan. If the Company provides a sample custom-written Plan, the Contractholder will pay $1000 for the initial Plan or for any restatement thereof, $500 for any amendments thereto, and $500 for standard summary plan description booklets. If the Contractholder adopts a Plan other than one provided by the Company, a Minimum $100 charge will be made for summary plan description booklets requested by the Contractholder, if any.

38

PART B

PRINCIPAL LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

PREMIER VARIABLE

(A Group Variable Annuity Contract for

Employer-Sponsored Qualified and Non-Qualified Retirement Plans)

Statement of Additional Information

dated May 1, 2018

This Statement of Additional Information provides information about Principal Life Insurance Company Separate Account B Premier Variable – Group Variable Annuity Contracts (the “Contract” or the “Contracts”) in addition to the information that is contained in the Contract’s Prospectus, dated May 1, 2018.

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the prospectus, a copy of which can be obtained free of charge by writing or telephoning:

Principal Securities, Inc.
a company of
the Principal Financial Group
Des Moines, Iowa 50392-2080
Telephone: 1-800-633-1373

TABLE OF CONTENTS
GENERAL INFORMATION AND HISTORY	3
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	3
UNDERWRITING COMMISSIONS	3
CALCULATION OF PERFORMANCE DATA	3

Principal Life Insurance Company Separate Account B
Report of Independent Registered Public Accounting Firm	6
Financial Statements	10

Principal Life Insurance Company
Report of Independent Auditors	147
Consolidated Financial Statements	148

GENERAL INFORMATION AND HISTORY
The Company is a stock life insurance company with its home office at: Principal Financial Group, Des Moines, Iowa 50392. It is authorized to transact life and annuity business in all states of the United States and the District of Columbia. The Company is a wholly owned indirect subsidiary of Principal Financial Group, Inc., a publicly-traded company.
On June 24, 1879, the Company was incorporated under Iowa law as a mutual life insurance company named Bankers Life Association. It changed its name to Bankers Life Company in 1911 and then to Principal Mutual Life Insurance Company in 1986. The name change to Principal Life Insurance Company and reorganization into a mutual holding company structure took place July 1, 1998. Effective October 26, 2001, Principal Mutual Holding Company converted to a stock company and Principal Financial Group, Inc. completed its initial public offering.
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP, 801 Grand Avenue, Des Moines, Iowa 50309, serves as the independent registered public accounting firm for Principal Life Insurance Company Separate Account B and the Principal Life Insurance Company.
UNDERWRITING COMMISSIONS
Aggregate dollar amount of underwriting commissions paid to and retained by Principal Securities, Inc. ("PSI") formerly Princor Financial Services Corporation for the Separate Account B Premier Variable Annuity contracts:

Year	Paid To	Retained by
2017	$0	—
2016	$5,789.75	—
2015	$9,235.64	—
CALCULATION OF PERFORMANCE DATA
The Separate Account may publish advertisements containing information (including graphs, charts, tables and examples) about the performance of one or more of its Divisions. The Contract was not offered prior to July 15, 1992. Some of the underlying mutual funds were offered prior to the date that they were made available in the Contract. Thus, the Separate Account may publish advertisements containing information about the hypothetical performance of one or more of its Divisions for this Contract had the Contract been issued on or after the date the underlying mutual funds in which such Division invests was first offered. The hypothetical performance from the date of inception of the mutual fund’s in which the Division invests is derived by reducing the actual performance of the underlying mutual fund’s by the fees and charges of the Contract as if it had been in existence. The yield and total return figures described below will vary depending upon market conditions, the composition of the underlying mutual fund’s portfolios and operating expenses. These factors and possible differences in the methods used in calculating yield and total return should be considered when comparing the Separate Account performance figures to performance figures published for other investment vehicles. The Separate Account may also quote rankings, yields or returns as published by independent statistical services or publishers and information regarding performance of certain market indices. Any performance data quoted for the Separate Account represents only historical performance and is not intended to indicate future performance.
From time to time the Separate Account advertises its Fidelity VIP Government Money Market Division’s “yield” and “effective yield” for these Contracts. Both yield figures are based on historical earnings and are not intended to indicate future performance. The “yield” of the Division refers to the income generated by an investment under the Contract in the Division over a seven-day period (which period will be stated in the advertisement). This income is then “annualized.” That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The “effective yield” is calculated similarly but, when annualized, the income earned by an investment in the division is assumed to be reinvested. The “effective yield” will be slightly higher than the “yield” because of the compounding effect of this assumed reinvestment. Neither yield quotation reflects sales load deducted from purchase payments which, if included, would reduce the “yield” and “effective yield.” For the period ended December 31, 2017, the 7-day annualized and effective yields of the Fidelity VIP Government Money Market Division were 0.66% and 0.66%, respectively.

From time to time, the Separate Account will advertise the average annual total return of its various divisions for these contracts. The average annual total return for any of the divisions is computed by calculating the average annual compounded rate of return over the stated period that would equate an initial $1,000 investment to the ending redeemable contract value.

Assuming the Contract had been offered as of the periods indicated in the table below, the hypothetical average annual total returns for the periods ending December 31, 2017 are:

Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
Core Plus Bond	12/18/1987	4.37%	2.09%	3.42%
Diversified Balanced	05/26/2017				6.04%
Diversified International	05/02/1994	28.52%	7.69%	1.66%
Equity Income	04/28/1998	20.57%	13.61%	7.33%
Fidelity Government Money Market	04/01/1982	0.21%	-0.24%	0.08%
Government & High Quality Bond	05/06/1993	1.45%	1.26%	3.10%
International Emerging Markets	10/24/2000	40.25%	3.52%	0.55%
LargeCap Growth	05/02/1994	34.32%	14.38%	6.25%
LargeCap Growth I	06/01/1994	33.15%	16.14%	10.04%
LargeCap S&P 500 Index	05/03/1999	20.98%	14.97%	7.73%
LargeCap Value	05/13/1970	16.34%	12.23%	6.05%
MidCap	12/18/1987	24.99%	15.85%	11.23%
Real Estate Securities	05/01/1998	8.74%	10.27%	8.29%
SAM Balanced	06/03/1997	14.73%	8.48%	5.69%
SmallCap	05/01/1998	12.40%	14.98%	7.88%

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Report of Independent Registered Public Accounting Firm

To the Board of Directors of Principal Life Insurance Company and Contract Owners of Principal Life Insurance Company Separate Account B

Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of Principal Life Insurance Company Separate Account B (the Separate Account) comprised of the subaccounts described in the appendix to this opinion (collectively referred to as the “subaccounts”), as of December 31, 2017, the related statements of operations and the statements of changes in net assets for the periods indicated in the appendix to this opinion for each respective subaccount, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts comprising the Separate Account at December 31, 2017, the results of its operations and the changes in their net assets for each of the periods indicated in the appendix to this opinion, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Separate Accounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Separate Account is not required to have, nor were we engaged to perform, an audit of the Separate Account’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
/s/ Ernst & Young LLP
We have served as the Separate Account’s auditor since 1970.
Des Moines, Iowa
April 27, 2018

Appendix:
The statements of operations and statement of changes in net assets are reported for the following periods:

	Statement of operations	Statements of changes in net assets
AllianceBernstein Small Cap Growth Class A Division	For the year ended December 31, 2017	For each of the two years in the period ended December 31, 2017
AllianceBernstein Small/Mid Cap Value Class A Division
Alps/Red Rocks Listed Private Equity Class III Division
American Century VP Capital Appreciation Class I Division
American Century VP Income & Growth Class I Division
American Century VP Inflation Protection Class II Division
American Century VP Mid Cap Value Class II Division
American Century VP Ultra Class I Division
American Century VP Ultra Class II Division
American Century VP Value Class II Division
American Funds Insurance Series Asset Allocation Fund Class 4 Division
American Funds Insurance Series Blue Chip Income and Growth Class 4 Division
American Funds Insurance Series Global Small Capitalization Fund Class 2 Division
American Funds Insurance Series Global Small Capitalization Fund Class 4 Division
American Funds Insurance Series High-Income Bond Class 2 Division
American Funds Insurance Series Managed Risk Asset Allocation Fund Class P2 Division
American Funds Insurance Series Managed Risk Growth Fund Class P2 Division
American Funds Insurance Series Managed Risk International Fund Class P2 Division
American Funds Insurance Series New World Fund Class 2 Division
American Funds Insurance Series New World Fund Class 4 Division
BlackRock Advantage U.S Total Market Class III Division[1]
BlackRock Global Allocation Class III Division
BlackRock iShares Alternative Strategies Class III Division
BlackRock iShares Dynamic Allocation Class III Division
BlackRock iShares Dynamic Fixed Income Class III Division
BlackRock iShares Equity Appreciation Class III Division
Calvert EAFE International Index Class F Division
Calvert Russell 2000 Small Cap Index Class F Division
Calvert S&P MidCap 400 Index Class F Division
ClearBridge Small Cap Growth Class II Division
Columbia Limited Duration Credit Class 2 Division
Columbia Small Cap Value Class 2 Division
Core Plus Bond Class 1 Division
Core Plus Bond Class 2 Division
Delaware Limited Term Diversified Income Service Class Division
Delaware Small Cap Value Service Class Division
Deutsche Alternative Asset Allocation Class B Division
Deutsche Equity 500 Index Class B2 Division
Deutsche Small Mid Cap Value Class B Division
Diversified Balanced Class 2 Division
Diversified Balanced Managed Volatility Class 2 Division
Diversified Growth Class 2 Division
Diversified Growth Managed Volatility Class 2 Division
Diversified Income Class 2 Division
Diversified International Class 1 Division
Diversified International Class 2 Division
Dreyfus IP MidCap Stock Service Shares Division
Dreyfus IP Technology Growth Service Shares Division
Equity Income Class 1 Division
Equity Income Class 2 Division
Fidelity VIP Contrafund Service Class Division
Fidelity VIP Contrafund Service Class 2 Division
Fidelity VIP Equity-Income Service Class 2 Division
Fidelity VIP Growth Service Class Division

Fidelity VIP Growth Service Class 2 Division
Fidelity VIP Mid Cap Service Class Division
Fidelity VIP Mid Cap Service Class 2 Division
Fidelity VIP Overseas Service Class 2 Division
Franklin Global Real Estate VIP Class 2 Division
Franklin Rising Dividends VIP Class 4 Division
Franklin Small Cap Value VIP Class 2 Division
Goldman Sachs VIT Mid Cap Value Institutional Shares Division
Goldman Sachs VIT Mid Cap Value Service Shares Division
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Service Shares Division
Goldman Sachs VIT Small Cap Equity Insights Institutional Shares Division
Goldman Sachs VIT Small Cap Equity Insights Service Shares Division
Government & High Quality Bond Class 1 Division
Government & High Quality Bond Class 2 Division
Guggenheim Floating Rate Strategies Series F Division
Guggenheim Investments Global Managed Futures Strategy Division
Guggenheim Investments Long Short Equity Division
Guggenheim Investments Multi-Hedge Strategies Division
Income Class 1 Division
Income Class 2 Division
International Emerging Markets Class 1 Division
International Emerging Markets Class 2 Division
Invesco American Franchise Series I Division
Invesco Balanced-Risk Allocation Series II Division
Invesco Core Equity Series I Division
Invesco Global Health Care Series I Division
Invesco Global Health Care Series II Division
Invesco International Growth Series I Division
Invesco International Growth Series II Division
Invesco Mid Cap Growth Series I Division
Invesco Small Cap Equity Series I Division
Invesco Technology Series I Division
Invesco Value Opportunities Series I Division
Janus Henderson Enterprise Service Shares Division[2]
Janus Henderson Flexible Bond Service Shares Division[3]
LargeCap Growth Class 1 Division
LargeCap Growth Class 2 Division
LargeCap Growth I Class 1 Division
LargeCap Growth I Class 2 Division
LargeCap S&P 500 Index Class 1 Division
LargeCap S&P 500 Index Class 2 Division
LargeCap Value Class 1 Division
LargeCap Value Class 2 Division
MFS International Value Service Class Division
MFS New Discovery Service Class Division
MFS Utilities Service Class Division
MFS Value Service Class Division
MidCap Class 1 Division
Neuberger Berman AMT Large Cap Value Class I Division
Neuberger Berman AMT Mid Cap Growth Portfolio Class S Division
Neuberger Berman AMT Socially Responsive Class I Division
Oppenheimer Main Street Small Cap Service Shares Division
PIMCO All Asset Administrative Class Division
PIMCO All Asset Advisor Class Division
PIMCO Commodity Real Return Strategy M Class Division
PIMCO High Yield Administrative Class Division
PIMCO Low Duration Advisor Class Division
PIMCO Total Return Administrative Class Division
Principal Capital Appreciation Class 1 Division

Principal Capital Appreciation Class 2 Division
Principal LifeTime 2010 Class 1 Division
Principal LifeTime 2020 Class 1 Division
Principal LifeTime 2020 Class 2 Division
Principal LifeTime 2030 Class 1 Division
Principal LifeTime 2030 Class 2 Division
Principal LifeTime 2040 Class 1 Division
Principal LifeTime 2040 Class 2 Division
Principal LifeTime 2050 Class 1 Division
Principal LifeTime 2050 Class 2 Division
Principal LifeTime Strategic Income Class 1 Division
Real Estate Securities Class 1 Division
Real Estate Securities Class 2 Division
Rydex Basic Materials Division
Rydex Commodities Strategy Division
Rydex NASDAQ 100 Division
SAM Balanced Portfolio Class 1 Division
SAM Balanced Portfolio Class 2 Division
SAM Conservative Balanced Portfolio Class 1 Division
SAM Conservative Balanced Portfolio Class 2 Division
SAM Conservative Growth Portfolio Class 1 Division
SAM Conservative Growth Portfolio Class 2 Division
SAM Flexible Income Portfolio Class 1 Division
SAM Flexible Income Portfolio Class 2 Division
SAM Strategic Growth Portfolio Class 1 Division
SAM Strategic Growth Portfolio Class 2 Division
Short-Term Income Class 1 Division
Short-Term Income Class 2 Division
SmallCap Class 1 Division
SmallCap Class 2 Division
T. Rowe Price Blue Chip Growth Portfolio II Division
T. Rowe Price Health Sciences Portfolio II Division
Templeton Global Bond VIP Class 4 Division
Templeton Growth VIP Class 2 Division
The Merger Fund Division
VanEck Global Hard Assets Class S Division
American Funds Insurance Series Asset Allocation Fund Class 2 Division	For the year ended December 31, 2017	For the year ended December 31, 2017 and the period from May 23, 2016 (commencement of operations) through December 31, 2016
American Funds Insurance Series Blue Chip Income and Growth Class 2 Division
Multi-Asset Income Class 1 Division
Multi-Asset Income Class 2 Division
Fidelity VIP Government Money Market Initial Class Division	For the year ended December 31, 2017	For the year ended December 31, 2017 and the period from February 8, 2016 (commencement of operations) through December 31, 2016
Fidelity VIP Government Money Market Service Class Division
Diversified Balanced Class 1 Division	For the period from May 26, 2017 (commencement of operations) through December 31, 2017
Diversified Balanced Volatility Control Class 2 Division	For the period from April 6, 2017 (commencement of operations) through December 31, 2017
Diversified Growth Volatility Control Class 2 Division
1-) Represented the operations of BlackRock Value Opportunities Class III Division until November 4, 2017.
2-) Represented the operations of Janus Aspen Enterprise Service Shares Division until May 13, 2017.
3-) Represented the operations of Janus Aspen Flexible Bond Service Shares Division until May 13, 2017.

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities
December 31, 2017

	AllianceBernstein Small Cap Growth Class A Division	AllianceBernstein Small/Mid Cap Value Class A Division	Alps/Red Rocks Listed Private Equity Class III Division

Assets
Investments in shares of mutual funds, at fair value	$4,775,181	$5,183,572	$113,522
Total assets	4,775,181	5,183,572	113,522
Total liabilities	—	—	—
Net assets	$4,775,181	$5,183,572	$113,522

Net assets
Applicable to accumulation units	$4,775,181	$5,183,572	$113,522
Applicable to contracts in annuitization period	—	—	—
Total net assets	$4,775,181	$5,183,572	$113,522

Investments in shares of mutual funds, at cost	$4,645,458	$4,677,813	$107,856

Shares of mutual funds owned	272,401	239,095	8,409

Accumulation units outstanding	138,197	331,838	9,725
Annuitized units outstanding	—	—	—
Total units outstanding	138,197	331,838	9,725

Statements of Operations
Year ended December 31, 2017
	AllianceBernstein Small Cap Growth Class A Division	AllianceBernstein Small/Mid Cap Value Class A Division	Alps/Red Rocks Listed Private Equity Class III Division

Net investment income (loss)
Investment income:
Dividends	$—	$21,634	$1,507

Expenses:
Mortality and expense risks	54,209	58,384	460
Administrative charges	6,506	6,749	63
Separate account rider charges	2,665	5,333	—
Net investment income (loss)	(63,380)	(48,832)	984

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(241,926)	(66,455)	1,679
Capital gains distributions	—	232,664	—
Total realized gains (losses) on investments	(241,926)	166,209	1,679

Change in net unrealized appreciation or depreciation of investments	1,518,899	417,321	4,530

Net gains (losses) on investments	1,213,593	534,698	7,193

Payment from affiliate	—	—	—

Net increase (decrease) in net assets resulting from operations	$1,213,593	$534,698	$7,193

See accompanying notes.

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities (continued)
December 31, 2017

American Century VP Capital Appreciation Class I Division	American Century VP Income & Growth Class I Division	American Century VP Inflation Protection Class II Division	American Century VP Mid Cap Value Class II Division	American Century VP Ultra Class I Division	American Century VP Ultra Class II Division	American Century VP Value Class II Division

$2,339,237	$11,044,484	$42,538,825	$9,987,649	$3,781,713	$33,152,528	$16,006,654
2,339,237	11,044,484	42,538,825	9,987,649	3,781,713	33,152,528	16,006,654
—	—	—	—	—	—	—
$2,339,237	$11,044,484	$42,538,825	$9,987,649	$3,781,713	$33,152,528	$16,006,654

$2,339,237	$11,044,484	$42,538,825	$9,987,649	$3,781,713	$33,152,528	$16,006,654
—	—	—	—	—	—	—
$2,339,237	$11,044,484	$42,538,825	$9,987,649	$3,781,713	$33,152,528	$16,006,654

$2,250,095	$7,464,746	$44,805,601	$8,541,944	$2,534,087	$20,547,390	$9,340,120

155,638	1,031,231	4,166,388	438,825	195,538	1,743,035	1,426,618

176,750	499,655	3,219,517	406,694	170,672	1,285,668	663,085
—	—	—	—	—	—	—
176,750	499,655	3,219,517	406,694	170,672	1,285,668	663,085

Statements of Operations (continued)
Year ended December 31, 2017
American Century VP Capital Appreciation Class I Division	American Century VP Income & Growth Class I Division	American Century VP Inflation Protection Class II Division	American Century VP Mid Cap Value Class II Division	American Century VP Ultra Class I Division	American Century VP Ultra Class II Division	American Century VP Value Class II Division

$—	$252,304	$1,131,784	$137,269	$12,752	$82,655	$234,874

28,200	122,906	551,339	122,616	43,511	414,559	194,617
3,384	3,934	65,955	13,488	1,741	49,753	8,487
1,340	—	3,287	7,175	—	5,000	—
(32,924)	125,464	511,203	(6,010)	(32,500)	(386,657)	31,770

32,680	817,355	(1,255,874)	270,877	250,309	4,734,629	608,499
267,806	255,239	—	200,781	162,117	1,706,289	—
300,486	1,072,594	(1,255,874)	471,658	412,426	6,440,918	608,499

150,004	692,572	1,713,525	456,913	535,692	2,686,989	456,883

417,566	1,890,630	968,854	922,561	915,618	8,741,250	1,097,152

—	—	—	—	—	—	—

$417,566	$1,890,630	$968,854	$922,561	$915,618	$8,741,250	$1,097,152

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities
December 31, 2017

	American Funds Insurance Series Asset Allocation Fund Class 2 Division	American Funds Insurance Series Asset Allocation Fund Class 4 Division	American Funds Insurance Series Blue Chip Income and Growth Class 2 Division

Assets
Investments in shares of mutual funds, at fair value	$1,826,662	$1,851,534	$3,016,929
Total assets	1,826,662	1,851,534	3,016,929
Total liabilities	—	—	—
Net assets	$1,826,662	$1,851,534	$3,016,929

Net assets
Applicable to accumulation units	$1,826,662	$1,851,534	$3,016,929
Applicable to contracts in annuitization period	—	—	—
Total net assets	$1,826,662	$1,851,534	$3,016,929

Investments in shares of mutual funds, at cost	$1,712,580	$1,750,167	$2,767,604

Shares of mutual funds owned	77,763	79,125	203,847

Accumulation units outstanding	150,024	162,321	234,285
Annuitized units outstanding	—	—	—
Total units outstanding	150,024	162,321	234,285

Statements of Operations
Year ended December 31, 2017
	American Funds Insurance Series Asset Allocation Fund Class 2 Division	American Funds Insurance Series Asset Allocation Fund Class 4 Division	American Funds Insurance Series Blue Chip Income and Growth Class 2 Division

Net investment income (loss)
Investment income:
Dividends	$25,425	$20,568	$54,606

Expenses:
Mortality and expense risks	17,660	11,434	32,696
Administrative charges	1,894	1,601	3,497
Separate account rider charges	2,243	—	3,433
Net investment income (loss)	3,628	7,533	14,980

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	8,666	5,229	42,282
Capital gains distributions	59,615	40,287	98,333
Total realized gains (losses) on investments	68,281	45,516	140,615

Change in net unrealized appreciation or depreciation of investments	110,198	81,957	204,905

Net gains (losses) on investments	182,107	135,006	360,500

Payment from affiliate	—	—	—

Net increase (decrease) in net assets resulting from operations	$182,107	$135,006	$360,500

See accompanying notes.

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities (continued)
December 31, 2017

American Funds Insurance Series Blue Chip Income and Growth Class 4 Division	American Funds Insurance Series Global Small Capitalization Fund Class 2 Division	American Funds Insurance Series Global Small Capitalization Fund Class 4 Division	American Funds Insurance Series High-Income Bond Class 2 Division	American Funds Insurance Series Managed Risk Asset Allocation Fund Class P2 Division	American Funds Insurance Series Managed Risk Growth Fund Class P2 Division	American Funds Insurance Series Managed Risk International Fund Class P2 Division

$2,076,143	$1,210,640	$373,779	$1,439,038	$793,506	$657,930	$119,750
2,076,143	1,210,640	373,779	1,439,038	793,506	657,930	119,750
—	—	—	—	—	—	—
$2,076,143	$1,210,640	$373,779	$1,439,038	$793,506	$657,930	$119,750

$2,076,143	$1,210,640	$373,779	$1,439,038	$793,506	$657,930	$119,750
—	—	—	—	—	—	—
$2,076,143	$1,210,640	$373,779	$1,439,038	$793,506	$657,930	$119,750

$1,889,276	$1,096,518	$330,209	$1,473,993	$745,655	$608,152	$110,345

140,565	48,974	15,005	143,473	58,561	50,071	10,740

168,528	105,338	31,524	132,418	71,024	55,966	10,679
—	—	—	—	—	—	—
168,528	105,338	31,524	132,418	71,024	55,966	10,679

Statements of Operations (continued)
Year ended December 31, 2017
American Funds Insurance Series Blue Chip Income and Growth Class 4 Division	American Funds Insurance Series Global Small Capitalization Fund Class 2 Division	American Funds Insurance Series Global Small Capitalization Fund Class 4 Division	American Funds Insurance Series High-Income Bond Class 2 Division	American Funds Insurance Series Managed Risk Asset Allocation Fund Class P2 Division	American Funds Insurance Series Managed Risk Growth Fund Class P2 Division	American Funds Insurance Series Managed Risk International Fund Class P2 Division

$33,606	$4,485	$745	$100,744	$2,911	$1,124	$363

15,686	13,214	2,107	19,206	4,372	3,515	704
2,177	1,220	289	769	612	527	104
—	475	—	—	—	—	—
15,743	(10,424)	(1,651)	80,769	(2,073)	(2,918)	(445)

10,485	(37,996)	(1,596)	40,888	3,327	1,066	28
51,863	—	—	—	3,581	6,368	567
62,348	(37,996)	(1,596)	40,888	6,908	7,434	595

144,607	276,676	44,415	(40,504)	43,816	61,663	14,468

222,698	228,256	41,168	81,153	48,651	66,179	14,618

—	—	—	—	—	—	—

$222,698	$228,256	$41,168	$81,153	$48,651	$66,179	$14,618

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities
December 31, 2017

	American Funds Insurance Series New World Fund Class 2 Division	American Funds Insurance Series New World Fund Class 4 Division	BlackRock Advantage U.S. Total Market Class III Division (1)

Assets
Investments in shares of mutual funds, at fair value	$1,737,815	$703,069	$150,431
Total assets	1,737,815	703,069	150,431
Total liabilities	—	—	—
Net assets	$1,737,815	$703,069	$150,431

Net assets
Applicable to accumulation units	$1,737,815	$703,069	$150,431
Applicable to contracts in annuitization period	—	—	—
Total net assets	$1,737,815	$703,069	$150,431

Investments in shares of mutual funds, at cost	$1,398,424	$600,315	$174,736

Shares of mutual funds owned	69,319	28,134	8,027

Accumulation units outstanding	148,293	61,321	12,779
Annuitized units outstanding	—	—	—
Total units outstanding	148,293	61,321	12,779

Statements of Operations
Year ended December 31, 2017
	American Funds Insurance Series New World Fund Class 2 Division	American Funds Insurance Series New World Fund Class 4 Division	BlackRock Advantage U.S. Total Market Class III Division (1)

Net investment income (loss)
Investment income:
Dividends	$15,379	$4,925	$1,377

Expenses:
Mortality and expense risks	19,463	4,956	518
Administrative charges	1,832	719	79
Separate account rider charges	1,087	—	—
Net investment income (loss)	(7,003)	(750)	780

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	30,404	721	(596)
Capital gains distributions	—	—	32,909
Total realized gains (losses) on investments	30,404	721	32,313

Change in net unrealized appreciation or depreciation of investments	343,973	109,294	(23,241)

Net gains (losses) on investments	367,374	109,265	9,852

Payment from affiliate	—	—	—

Net increase (decrease) in net assets resulting from operations	$367,374	$109,265	$9,852

(1) Represented the operations of BlackRock Value Opportunities Class III Division until November 4, 2017. See accompanying notes.

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities (continued)
December 31, 2017

BlackRock Global Allocation Class III Division	BlackRock iShares Alternative Strategies Class III Division	BlackRock iShares Dynamic Allocation Class III Division	BlackRock iShares Dynamic Fixed Income Class III Division	BlackRock iShares Equity Appreciation Class III Division	Calvert EAFE International Index Class F Division	Calvert Russell 2000 Small Cap Index Class F Division

$1,268,238	$754,891	$266,497	$747,110	$806,274	$111,229	$773,413
1,268,238	754,891	266,497	747,110	806,274	111,229	773,413
—	—	—	—	—	—	—
$1,268,238	$754,891	$266,497	$747,110	$806,274	$111,229	$773,413

$1,268,238	$754,891	$266,497	$747,110	$806,274	$111,229	$773,413
—	—	—	—	—	—	—
$1,268,238	$754,891	$266,497	$747,110	$806,274	$111,229	$773,413

$1,148,069	$718,390	$244,445	$757,816	$668,355	$106,083	$745,981

85,461	68,008	24,030	74,562	68,853	1,214	9,091

118,850	70,134	24,535	74,329	72,368	9,758	66,059
—	—	—	—	—	—	—
118,850	70,134	24,535	74,329	72,368	9,758	66,059

Statements of Operations (continued)
Year ended December 31, 2017
BlackRock Global Allocation Class III Division	BlackRock iShares Alternative Strategies Class III Division	BlackRock iShares Dynamic Allocation Class III Division	BlackRock iShares Dynamic Fixed Income Class III Division	BlackRock iShares Equity Appreciation Class III Division	Calvert EAFE International Index Class F Division	Calvert Russell 2000 Small Cap Index Class F Division

$15,566	$18,545	$4,422	$13,507	$12,116	$764	$4,992

14,245	8,486	2,134	7,527	8,374	373	4,051
1,655	1,002	284	877	956	55	630
292	77	349	41	755	—	—
(626)	8,980	1,655	5,062	2,031	336	311

1,324	6,378	143	3,758	5,634	(6)	4,747
14,567	—	—	—	—	—	23,632
15,891	6,378	143	3,758	5,634	(6)	28,379

114,634	55,401	20,972	4,631	112,902	6,090	29,385

129,899	70,759	22,770	13,451	120,567	6,420	58,075

—	—	—	—	—	—	—

$129,899	$70,759	$22,770	$13,451	$120,567	$6,420	$58,075

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities
December 31, 2017

	Calvert S&P MidCap 400 Index Class F Division	ClearBridge Small Cap Growth Class II Division	Columbia Limited Duration Credit Class 2 Division

Assets
Investments in shares of mutual funds, at fair value	$1,953,709	$373,254	$208,428
Total assets	1,953,709	373,254	208,428
Total liabilities	—	—	—
Net assets	$1,953,709	$373,254	$208,428

Net assets
Applicable to accumulation units	$1,953,709	$373,254	$208,428
Applicable to contracts in annuitization period	—	—	—
Total net assets	$1,953,709	$373,254	$208,428

Investments in shares of mutual funds, at cost	$1,800,423	$339,853	$209,194

Shares of mutual funds owned	16,476	14,954	22,173

Accumulation units outstanding	162,486	31,247	20,887
Annuitized units outstanding	—	—	—
Total units outstanding	162,486	31,247	20,887

Statements of Operations
Year ended December 31, 2017
	Calvert S&P MidCap 400 Index Class F Division	ClearBridge Small Cap Growth Class II Division	Columbia Limited Duration Credit Class 2 Division

Net investment income (loss)
Investment income:
Dividends	$11,686	$—	$3,866

Expenses:
Mortality and expense risks	12,690	1,778	2,223
Administrative charges	1,882	281	202
Separate account rider charges	—	—	50
Net investment income (loss)	(2,886)	(2,059)	1,391

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	13,179	672	(94)
Capital gains distributions	63,377	7,485	—
Total realized gains (losses) on investments	76,556	8,157	(94)

Change in net unrealized appreciation or depreciation of investments	109,198	33,268	(363)

Net gains (losses) on investments	182,868	39,366	934

Payment from affiliate	—	—	—

Net increase (decrease) in net assets resulting from operations	$182,868	$39,366	$934

See accompanying notes.

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities (continued)
December 31, 2017

Columbia Small Cap Value Class 2 Division	Core Plus Bond Class 1 Division	Core Plus Bond Class 2 Division	Delaware Limited Term Diversified Income Service Class Division	Delaware Small Cap Value Service Class Division	Deutsche Alternative Asset Allocation Class B Division	Deutsche Equity 500 Index Class B2 Division

$479,800	$131,734,442	$592,125	$302,233	$2,725,902	$40,426	$1,323,534
479,800	131,734,442	592,125	302,233	2,725,902	40,426	1,323,534
—	—	—	—	—	—	—
$479,800	$131,734,442	$592,125	$302,233	$2,725,902	$40,426	$1,323,534

$479,800	$131,734,442	$592,125	$302,233	$2,725,902	$40,426	$1,323,534
—	—	—	—	—	—	—
$479,800	$131,734,442	$592,125	$302,233	$2,725,902	$40,426	$1,323,534

$427,976	$127,562,355	$590,326	$303,163	$2,406,473	$38,852	$1,168,761

23,788	11,606,558	52,493	30,966	64,109	2,975	59,672

38,451	6,196,041	57,671	30,345	175,863	4,089	102,563
—	—	—	—	—	—	—
38,451	6,196,041	57,671	30,345	175,863	4,089	102,563

Statements of Operations (continued)
Year ended December 31, 2017
Columbia Small Cap Value Class 2 Division	Core Plus Bond Class 1 Division	Core Plus Bond Class 2 Division	Delaware Limited Term Diversified Income Service Class Division	Delaware Small Cap Value Service Class Division	Deutsche Alternative Asset Allocation Class B Division	Deutsche Equity 500 Index Class B2 Division

$1,125	$3,869,457	$11,211	$12,207	$18,160	$864	$14,138

3,539	1,648,140	3,962	8,361	33,769	517	12,186
492	134,598	572	757	3,782	62	1,666
—	25,906	—	101	3,155	—	—
(2,906)	2,060,813	6,677	2,988	(22,546)	285	286

5,201	458,682	70	(2,102)	22,619	(146)	(2,763)
23,043	—	—	—	96,759	—	50,578
28,244	458,682	70	(2,102)	119,378	(146)	47,815

24,143	2,059,673	5,187	5,145	149,982	2,045	151,289

49,481	4,579,168	11,934	6,031	246,814	2,184	199,390

—	—	—	—	—	—	—

$49,481	$4,579,168	$11,934	$6,031	$246,814	$2,184	$199,390

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities
December 31, 2017

	Deutsche Small Mid Cap Value Class B Division	Diversified Balanced Class 1 Division (1)	Diversified Balanced Class 2 Division

Assets
Investments in shares of mutual funds, at fair value	$1,241,886	$27,196,938	$1,131,092,101
Total assets	1,241,886	27,196,938	1,131,092,101
Total liabilities	—	—	—
Net assets	$1,241,886	$27,196,938	$1,131,092,101

Net assets
Applicable to accumulation units	$1,241,886	$27,196,938	$1,131,092,101
Applicable to contracts in annuitization period	—	—	—
Total net assets	$1,241,886	$27,196,938	$1,131,092,101

Investments in shares of mutual funds, at cost	$1,137,645	$26,372,559	$910,949,062

Shares of mutual funds owned	69,534	1,701,936	70,737,467

Accumulation units outstanding	91,660	2,578,541	69,726,625
Annuitized units outstanding	—	—	—
Total units outstanding	91,660	2,578,541	69,726,625

Statements of Operations
Year ended December 31, 2017
	Deutsche Small Mid Cap Value Class B Division	Diversified Balanced Class 1 Division (1)	Diversified Balanced Class 2 Division

Net investment income (loss)
Investment income:
Dividends	$4,524	$441,222	$15,439,899

Expenses:
Mortality and expense risks	15,020	190,422	13,950,630
Administrative charges	1,804	7,287	1,674,271
Separate account rider charges	742	—	527,677
Net investment income (loss)	(13,042)	243,513	(712,679)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(6,955)	21,926	31,246,610
Capital gains distributions	27,049	379,054	15,560,413
Total realized gains (losses) on investments	20,094	400,980	46,807,023

Change in net unrealized appreciation or depreciation of investments	91,694	824,378	58,826,703

Net gains (losses) on investments	98,746	1,468,871	104,921,047

Payment from affiliate	—	—	—

Net increase (decrease) in net assets resulting from operations	$98,746	$1,468,871	$104,921,047

(1) Commenced operations May 26, 2017. (2) Commenced operations April 6, 2017. See accompanying notes.

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities (continued)
December 31, 2017

Diversified Balanced Managed Volatility Class 2 Division	Diversified Balanced Volatility Control Class 2 Division (2)	Diversified Growth Class 2 Division	Diversified Growth Managed Volatility Class 2 Division	Diversified Growth Volatility Control Class 2 Division (2)	Diversified Income Class 2 Division	Diversified International Class 1 Division

$181,076,859	$36,539,107	$3,946,890,443	$354,954,477	$171,698,770	$268,176,862	$131,186,053
181,076,859	36,539,107	3,946,890,443	354,954,477	171,698,770	268,176,862	131,186,053
—	—	—	—	—	—	—
$181,076,859	$36,539,107	$3,946,890,443	$354,954,477	$171,698,770	$268,176,862	$131,186,053

$181,076,859	$36,539,107	$3,946,890,443	$354,954,477	$171,698,770	$268,176,862	$131,186,053
—	—	—	—	—	—	—
$181,076,859	$36,539,107	$3,946,890,443	$354,954,477	$171,698,770	$268,176,862	$131,186,053

$161,267,454	$35,193,432	$3,059,269,857	$306,771,036	$163,902,210	$247,456,840	$89,657,671

14,781,784	3,380,121	223,366,748	27,905,226	15,651,665	20,440,309	7,712,290

15,118,156	3,404,918	219,749,435	28,510,286	15,734,860	20,773,938	4,720,340
—	—	—	—	—	—	—
15,118,156	3,404,918	219,749,435	28,510,286	15,734,860	20,773,938	4,720,340

Statements of Operations (continued)
Year ended December 31, 2017
Diversified Balanced Managed Volatility Class 2 Division	Diversified Balanced Volatility Control Class 2 Division (2)	Diversified Growth Class 2 Division	Diversified Growth Managed Volatility Class 2 Division	Diversified Growth Volatility Control Class 2 Division (2)	Diversified Income Class 2 Division	Diversified International Class 1 Division

$2,269,253	$—	$51,749,330	$4,216,618	$—	$3,536,155	$2,310,614

2,189,862	155,888	47,352,555	4,222,204	727,620	3,176,375	1,550,437
262,963	18,709	5,682,971	507,260	87,325	381,210	100,563
67,377	—	1,328,276	148,943	—	64,352	11,985
(250,949)	(174,597)	(2,614,472)	(661,789)	(814,945)	(85,782)	647,629

1,798,201	29,841	83,306,315	3,553,312	20,891	5,951,725	6,370,866
1,234,697	—	57,807,464	2,848,091	—	2,303,205	—
3,032,898	29,841	141,113,779	6,401,403	20,891	8,254,930	6,370,866

12,868,839	1,345,675	310,919,366	31,745,758	7,796,559	9,741,974	23,491,720

15,650,788	1,200,919	449,418,673	37,485,372	7,002,505	17,911,122	30,510,215

—	—	—	—	—	—	—

$15,650,788	$1,200,919	$449,418,673	$37,485,372	$7,002,505	$17,911,122	$30,510,215

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities
December 31, 2017

	Diversified International Class 2 Division	Dreyfus IP MidCap Stock Service Shares Division	Dreyfus IP Technology Growth Service Shares Division

Assets
Investments in shares of mutual funds, at fair value	$684,199	$161,798	$10,254,227
Total assets	684,199	161,798	10,254,227
Total liabilities	—	—	—
Net assets	$684,199	$161,798	$10,254,227

Net assets
Applicable to accumulation units	$684,199	$161,798	$10,254,227
Applicable to contracts in annuitization period	—	—	—
Total net assets	$684,199	$161,798	$10,254,227

Investments in shares of mutual funds, at cost	$636,083	$139,685	$8,002,634

Shares of mutual funds owned	39,918	7,207	450,735

Accumulation units outstanding	58,133	13,808	305,417
Annuitized units outstanding	—	—	—
Total units outstanding	58,133	13,808	305,417

Statements of Operations
Year ended December 31, 2017
	Diversified International Class 2 Division	Dreyfus IP MidCap Stock Service Shares Division	Dreyfus IP Technology Growth Service Shares Division

Net investment income (loss)
Investment income:
Dividends	$6,846	$932	$—

Expenses:
Mortality and expense risks	3,454	1,313	104,565
Administrative charges	534	185	12,549
Separate account rider charges	—	—	8,612
Net investment income (loss)	2,858	(566)	(125,726)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	2,560	1,742	220,516
Capital gains distributions	—	1,709	366,577
Total realized gains (losses) on investments	2,560	3,451	587,093

Change in net unrealized appreciation or depreciation of investments	67,665	14,996	2,230,415

Net gains (losses) on investments	73,083	17,881	2,691,782

Payment from affiliate	—	—	—

Net increase (decrease) in net assets resulting from operations	$73,083	$17,881	$2,691,782

See accompanying notes.

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities (continued)
December 31, 2017

Equity Income Class 1 Division	Equity Income Class 2 Division	Fidelity VIP Contrafund Service Class Division	Fidelity VIP Contrafund Service Class 2 Division	Fidelity VIP Equity-Income Service Class 2 Division	Fidelity VIP Government Money Market Initial Class Division	Fidelity VIP Government Money Market Service Class Division

$197,554,008	$2,508,014	$41,948,958	$52,562,659	$31,877,671	$34,519,483	$3,084,003
197,554,008	2,508,014	41,948,958	52,562,659	31,877,671	34,519,483	3,084,003
—	—	—	—	—	—	—
$197,554,008	$2,508,014	$41,948,958	$52,562,659	$31,877,671	$34,519,483	$3,084,003

$197,554,008	$2,508,014	$41,948,958	$52,562,659	$31,877,671	$34,519,483	$3,084,003
—	—	—	—	—	—	—
$197,554,008	$2,508,014	$41,948,958	$52,562,659	$31,877,671	$34,519,483	$3,084,003

$137,302,487	$2,301,860	$30,566,148	$38,621,411	$27,690,507	$34,519,483	$3,084,003

7,574,923	96,947	1,110,642	1,418,695	1,366,967	34,519,483	3,084,003

10,292,165	201,463	1,387,548	1,967,230	1,472,288	7,282,716	310,307
—	—	—	—	—	—	—
10,292,165	201,463	1,387,548	1,967,230	1,472,288	7,282,716	310,307

Statements of Operations (continued)
Year ended December 31, 2017
Equity Income Class 1 Division	Equity Income Class 2 Division	Fidelity VIP Contrafund Service Class Division	Fidelity VIP Contrafund Service Class 2 Division	Fidelity VIP Equity-Income Service Class 2 Division	Fidelity VIP Government Money Market Initial Class Division	Fidelity VIP Government Money Market Service Class Division

$4,298,271	$38,742	$365,984	$389,482	$466,785	$252,812	$12,649

2,422,153	19,020	509,525	625,715	390,112	447,781	36,849
243,379	2,593	20,383	75,494	26,526	34,709	4,850
19,053	—	(2)	15,477	5,898	8,125	—
1,613,686	17,129	(163,922)	(327,204)	44,249	(237,803)	(29,050)

13,317,605	8,606	1,659,211	3,518,989	191,456	—	—
9,238,821	92,790	2,201,370	2,736,289	667,536	—	—
22,556,426	101,396	3,860,581	6,255,278	858,992	—	—

10,408,628	201,731	3,803,807	3,172,919	2,418,651	(54)	—

34,578,740	320,256	7,500,466	9,100,993	3,321,892	(237,857)	(29,050)

—	—	—	—	—	—	—

$34,578,740	$320,256	$7,500,466	$9,100,993	$3,321,892	$(237,857)	$(29,050)

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities
December 31, 2017

	Fidelity VIP Growth Service Class Division	Fidelity VIP Growth Service Class 2 Division	Fidelity VIP Mid Cap Service Class Division

Assets
Investments in shares of mutual funds, at fair value	$14,958,345	$11,548,238	$673,714
Total assets	14,958,345	11,548,238	673,714
Total liabilities	—	—	—
Net assets	$14,958,345	$11,548,238	$673,714

Net assets
Applicable to accumulation units	$14,958,345	$11,548,238	$673,714
Applicable to contracts in annuitization period	—	—	—
Total net assets	$14,958,345	$11,548,238	$673,714

Investments in shares of mutual funds, at cost	$9,372,575	$8,713,775	$534,171

Shares of mutual funds owned	202,798	158,499	17,454

Accumulation units outstanding	729,602	421,449	48,779
Annuitized units outstanding	—	—	—
Total units outstanding	729,602	421,449	48,779

Statements of Operations
Year ended December 31, 2017
	Fidelity VIP Growth Service Class Division	Fidelity VIP Growth Service Class 2 Division	Fidelity VIP Mid Cap Service Class Division

Net investment income (loss)
Investment income:
Dividends	$17,316	$8,456	$3,842

Expenses:
Mortality and expense risks	172,224	132,411	5,801
Administrative charges	6,890	15,891	—
Separate account rider charges	—	5,572	—
Net investment income (loss)	(161,798)	(145,418)	(1,959)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	598,182	570,653	(256)
Capital gains distributions	990,843	740,153	27,352
Total realized gains (losses) on investments	1,589,025	1,310,806	27,096

Change in net unrealized appreciation or depreciation of investments	2,440,232	1,755,162	85,105

Net gains (losses) on investments	3,867,459	2,920,550	110,242

Payment from affiliate	—	—	—

Net increase (decrease) in net assets resulting from operations	$3,867,459	$2,920,550	$110,242

See accompanying notes.

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities (continued)
December 31, 2017

Fidelity VIP Mid Cap Service Class 2 Division	Fidelity VIP Overseas Service Class 2 Division	Franklin Global Real Estate VIP Class 2 Division	Franklin Rising Dividends VIP Class 4 Division	Franklin Small Cap Value VIP Class 2 Division	Goldman Sachs VIT Mid Cap Value Institutional Shares Division	Goldman Sachs VIT Mid Cap Value Service Shares Division

$25,997,638	$28,448,188	$715,228	$1,338,635	$4,897,184	$13,513,944	$558,164
25,997,638	28,448,188	715,228	1,338,635	4,897,184	13,513,944	558,164
—	—	—	—	—	—	—
$25,997,638	$28,448,188	$715,228	$1,338,635	$4,897,184	$13,513,944	$558,164

$25,997,638	$28,448,188	$715,228	$1,338,635	$4,897,184	$13,513,944	$558,164
—	—	—	—	—	—	—
$25,997,638	$28,448,188	$715,228	$1,338,635	$4,897,184	$13,513,944	$558,164

$22,534,230	$20,561,741	$694,654	$1,207,767	$4,667,734	$13,165,512	$529,345

687,950	1,255,436	43,295	46,904	247,333	798,697	32,930

914,492	1,486,678	65,745	104,353	205,511	508,991	50,201
—	—	—	—	—	—	—
914,492	1,486,678	65,745	104,353	205,511	508,991	50,201

Statements of Operations (continued)
Year ended December 31, 2017
Fidelity VIP Mid Cap Service Class 2 Division	Fidelity VIP Overseas Service Class 2 Division	Franklin Global Real Estate VIP Class 2 Division	Franklin Rising Dividends VIP Class 4 Division	Franklin Small Cap Value VIP Class 2 Division	Goldman Sachs VIT Mid Cap Value Institutional Shares Division	Goldman Sachs VIT Mid Cap Value Service Shares Division

$117,185	$322,984	$19,757	$14,295	$25,430	$96,896	$2,635

290,651	350,936	7,505	10,886	60,726	169,512	5,758
35,229	41,979	919	1,498	6,989	20,186	750
13,781	4,736	141	—	4,231	3,895	—
(222,476)	(74,667)	11,192	1,911	(46,516)	(96,697)	(3,873)

147,581	2,035,498	556	(8,516)	(233,820)	776,259	(5,378)
1,060,020	25,135	—	34,730	347,804	727,661	29,843
1,207,601	2,060,633	556	26,214	113,984	1,503,920	24,465

3,105,502	4,987,065	43,611	148,110	348,953	(171,231)	25,721

4,090,627	6,973,031	55,359	176,235	416,421	1,235,992	46,313

—	—	—	—	—	—	—

$4,090,627	$6,973,031	$55,359	$176,235	$416,421	$1,235,992	$46,313

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities
December 31, 2017

	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Service Shares Division	Goldman Sachs VIT Small Cap Equity Insights Institutional Shares Division	Goldman Sachs VIT Small Cap Equity Insights Service Shares Division

Assets
Investments in shares of mutual funds, at fair value	$1,541	$6,851,961	$186,761
Total assets	1,541	6,851,961	186,761
Total liabilities	—	—	—
Net assets	$1,541	$6,851,961	$186,761

Net assets
Applicable to accumulation units	$1,541	$6,851,961	$186,761
Applicable to contracts in annuitization period	—	—	—
Total net assets	$1,541	$6,851,961	$186,761

Investments in shares of mutual funds, at cost	$1,541	$6,670,318	$180,151

Shares of mutual funds owned	164	501,608	13,783

Accumulation units outstanding	151	290,596	15,001
Annuitized units outstanding	—	—	—
Total units outstanding	151	290,596	15,001

Statements of Operations
Year ended December 31, 2017
	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Service Shares Division	Goldman Sachs VIT Small Cap Equity Insights Institutional Shares Division	Goldman Sachs VIT Small Cap Equity Insights Service Shares Division

Net investment income (loss)
Investment income:
Dividends	$34	$36,151	$548

Expenses:
Mortality and expense risks	10	84,114	1,374
Administrative charges	2	9,931	203
Separate account rider charges	—	2,037	—
Net investment income (loss)	22	(59,931)	(1,029)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	—	156,239	2,584
Capital gains distributions	—	740,259	20,448
Total realized gains (losses) on investments	—	896,498	23,032

Change in net unrealized appreciation or depreciation of investments	(1)	(199,509)	(4,729)

Net gains (losses) on investments	21	637,058	17,274

Payment from affiliate	—	—	—

Net increase (decrease) in net assets resulting from operations	$21	$637,058	$17,274

See accompanying notes.

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities (continued)
December 31, 2017

Government & High Quality Bond Class 1 Division	Government & High Quality Bond Class 2 Division	Guggenheim Floating Rate Strategies Series F Division	Guggenheim Investments Global Managed Futures Strategy Division	Guggenheim Investments Long Short Equity Division	Guggenheim Investments Multi-Hedge Strategies Division	Income Class 1 Division

$98,247,927	$1,414,468	$1,825,320	$117,902	$140,929	$536,633	$5,091,683
98,247,927	1,414,468	1,825,320	117,902	140,929	536,633	5,091,683
—	—	—	—	—	—	—
$98,247,927	$1,414,468	$1,825,320	$117,902	$140,929	$536,633	$5,091,683

$98,247,927	$1,414,468	$1,825,320	$117,902	$140,929	$536,633	$5,091,683
—	—	—	—	—	—	—
$98,247,927	$1,414,468	$1,825,320	$117,902	$140,929	$536,633	$5,091,683

$105,444,916	$1,485,626	$1,810,757	$121,650	$122,507	$519,443	$5,134,565

10,066,386	145,074	69,510	6,911	8,012	21,612	490,056

9,071,404	140,016	172,153	13,172	12,257	53,292	486,095
—	—	—	—	—	—	—
9,071,404	140,016	172,153	13,172	12,257	53,292	486,095

Statements of Operations (continued)
Year ended December 31, 2017
Government & High Quality Bond Class 1 Division	Government & High Quality Bond Class 2 Division	Guggenheim Floating Rate Strategies Series F Division	Guggenheim Investments Global Managed Futures Strategy Division	Guggenheim Investments Long Short Equity Division	Guggenheim Investments Multi-Hedge Strategies Division	Income Class 1 Division

$4,095,919	$54,538	$55,649	$1,947	$464	$—	$211,350

1,260,438	13,853	23,089	1,464	1,493	5,831	59,356
93,073	2,019	2,502	182	169	689	6,192
25,022	—	186	55	21	107	3,647
2,717,386	38,666	29,872	246	(1,219)	(6,627)	142,155

(1,074,041)	(20,989)	4,226	(12,371)	1,033	(54)	11,340
—	—	—	—	—	—	—
(1,074,041)	(20,989)	4,226	(12,371)	1,033	(54)	11,340

(1,046,629)	(14,676)	4,375	20,325	16,581	17,859	12,096

596,716	3,001	38,473	8,200	16,395	11,178	165,591

—	—	—	—	—	—	—

$596,716	$3,001	$38,473	$8,200	$16,395	$11,178	$165,591

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities
December 31, 2017

	Income Class 2 Division	International Emerging Markets Class 1 Division	International Emerging Markets Class 2 Division

Assets
Investments in shares of mutual funds, at fair value	$860,005	$59,752,743	$934,742
Total assets	860,005	59,752,743	934,742
Total liabilities	—	—	—
Net assets	$860,005	$59,752,743	$934,742

Net assets
Applicable to accumulation units	$860,005	$59,752,743	$934,742
Applicable to contracts in annuitization period	—	—	—
Total net assets	$860,005	$59,752,743	$934,742

Investments in shares of mutual funds, at cost	$869,636	$46,471,535	$835,133

Shares of mutual funds owned	83,092	3,080,038	48,457

Accumulation units outstanding	83,350	1,609,230	76,912
Annuitized units outstanding	—	—	—
Total units outstanding	83,350	1,609,230	76,912

Statements of Operations
Year ended December 31, 2017
	Income Class 2 Division	International Emerging Markets Class 1 Division	International Emerging Markets Class 2 Division

Net investment income (loss)
Investment income:
Dividends	$31,350	$703,999	$5,917

Expenses:
Mortality and expense risks	6,787	695,546	3,759
Administrative charges	921	60,755	562
Separate account rider charges	—	8,988	—
Net investment income (loss)	23,642	(61,290)	1,596

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(7,434)	2,120,938	7,837
Capital gains distributions	—	—	—
Total realized gains (losses) on investments	(7,434)	2,120,938	7,837

Change in net unrealized appreciation or depreciation of investments	3,443	16,092,740	97,757

Net gains (losses) on investments	19,651	18,152,388	107,190

Payment from affiliate	—	—	—

Net increase (decrease) in net assets resulting from operations	$19,651	$18,152,388	$107,190

See accompanying notes.

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities (continued)
December 31, 2017

Invesco American Franchise Series I Division	Invesco Balanced-Risk Allocation Series II Division	Invesco Core Equity Series I Division	Invesco Global Health Care Series I Division	Invesco Global Health Care Series II Division	Invesco International Growth Series I Division	Invesco International Growth Series II Division

$4,467,834	$266,272	$16,763,993	$7,457,788	$1,027,913	$9,527,606	$665,216
4,467,834	266,272	16,763,993	7,457,788	1,027,913	9,527,606	665,216
—	—	—	—	—	—	—
$4,467,834	$266,272	$16,763,993	$7,457,788	$1,027,913	$9,527,606	$665,216

$4,467,834	$266,272	$16,763,993	$7,457,788	$1,027,913	$9,527,606	$665,216
—	—	—	—	—	—	—
$4,467,834	$266,272	$16,763,993	$7,457,788	$1,027,913	$9,527,606	$665,216

$3,172,901	$274,684	$13,199,888	$8,201,477	$1,074,004	$8,064,779	$602,681

70,952	23,838	456,536	282,065	40,709	238,847	16,914

236,926	23,755	944,141	353,325	98,278	751,868	60,189
—	—	—	—	—	—	—
236,926	23,755	944,141	353,325	98,278	751,868	60,189

Statements of Operations (continued)
Year ended December 31, 2017
Invesco American Franchise Series I Division	Invesco Balanced-Risk Allocation Series II Division	Invesco Core Equity Series I Division	Invesco Global Health Care Series I Division	Invesco Global Health Care Series II Division	Invesco International Growth Series I Division	Invesco International Growth Series II Division

$3,481	$9,451	$170,900	$27,971	$842	$138,102	$7,554

54,092	2,670	208,984	95,661	10,391	122,417	5,719
2,164	343	8,360	4,317	1,356	14,692	816
18	—	—	273	—	4,588	—
(52,793)	6,438	(46,444)	(72,280)	(10,905)	(3,595)	1,019

250,639	(1,919)	704,999	333,612	(22,985)	625,792	2,425
339,513	13,557	856,036	388,525	52,246	—	—
590,152	11,638	1,561,035	722,137	29,261	625,792	2,425

429,012	1,436	345,440	365,545	89,315	1,265,162	96,580

966,371	19,512	1,860,031	1,015,402	107,671	1,887,359	100,024

—	—	—	—	—	—	—

$966,371	$19,512	$1,860,031	$1,015,402	$107,671	$1,887,359	$100,024

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities
December 31, 2017

	Invesco Mid Cap Growth Series I Division	Invesco Small Cap Equity Series I Division	Invesco Technology Series I Division

Assets
Investments in shares of mutual funds, at fair value	$1,208,884	$7,854,544	$3,692,255
Total assets	1,208,884	7,854,544	3,692,255
Total liabilities	—	—	—
Net assets	$1,208,884	$7,854,544	$3,692,255

Net assets
Applicable to accumulation units	$1,208,884	$7,854,544	$3,692,255
Applicable to contracts in annuitization period	—	—	—
Total net assets	$1,208,884	$7,854,544	$3,692,255

Investments in shares of mutual funds, at cost	$1,162,422	$7,747,556	$3,160,029

Shares of mutual funds owned	215,104	392,335	160,742

Accumulation units outstanding	71,211	296,986	291,941
Annuitized units outstanding	—	—	—
Total units outstanding	71,211	296,986	291,941

Statements of Operations
Year ended December 31, 2017
	Invesco Mid Cap Growth Series I Division	Invesco Small Cap Equity Series I Division	Invesco Technology Series I Division

Net investment income (loss)
Investment income:
Dividends	$—	$—	$—

Expenses:
Mortality and expense risks	14,762	96,629	41,769
Administrative charges	591	9,605	1,671
Separate account rider charges	—	4,255	—
Net investment income (loss)	(15,353)	(110,489)	(43,440)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	108,522	199,532	133,511
Capital gains distributions	74,082	344,351	184,634
Total realized gains (losses) on investments	182,604	543,883	318,145

Change in net unrealized appreciation or depreciation of investments	54,010	478,000	625,794

Net gains (losses) on investments	221,261	911,394	900,499

Payment from affiliate	—	—	—

Net increase (decrease) in net assets resulting from operations	$221,261	$911,394	$900,499

(1) Represented the operations of Janus Aspen Enterprise Service Shares Division until May 13, 2017.
(2) Represented the operations of Janus Aspen Flexible Bond Service Shares Division until May 13, 2017.

See accompanying notes.

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities (continued)
December 31, 2017

Invesco Value Opportunities Series I Division	Janus Henderson Enterprise Service Shares Division (1)	Janus Henderson Flexible Bond Service Shares Division (2)	LargeCap Growth Class 1 Division	LargeCap Growth Class 2 Division	LargeCap Growth I Class 1 Division	LargeCap Growth I Class 2 Division

$4,384,879	$9,775,296	$2,164,643	$48,371,065	$681,512	$112,163,935	$702,461
4,384,879	9,775,296	2,164,643	48,371,065	681,512	112,163,935	702,461
—	—	—	—	—	—	—
$4,384,879	$9,775,296	$2,164,643	$48,371,065	$681,512	$112,163,935	$702,461

$4,384,879	$9,775,296	$2,164,643	$48,371,065	$681,512	$112,163,935	$702,461
—	—	—	—	—	—	—
$4,384,879	$9,775,296	$2,164,643	$48,371,065	$681,512	$112,163,935	$702,461

$4,140,328	$6,533,455	$2,204,306	$25,789,989	$574,892	$86,317,598	$642,335

578,480	146,622	170,043	1,475,178	20,886	3,597,304	22,667

246,699	464,675	213,485	2,337,559	54,038	1,778,000	56,511
—	—	—	—	—	—	—
246,699	464,675	213,485	2,337,559	54,038	1,778,000	56,511

Statements of Operations (continued)
Year ended December 31, 2017
Invesco Value Opportunities Series I Division	Janus Henderson Enterprise Service Shares Division (1)	Janus Henderson Flexible Bond Service Shares Division (2)	LargeCap Growth Class 1 Division	LargeCap Growth Class 2 Division	LargeCap Growth I Class 1 Division	LargeCap Growth I Class 2 Division

$16,993	$48,486	$53,154	$167,707	$722	$33,000	$—

54,378	115,381	23,832	525,383	4,559	1,296,951	3,727
6,526	4,616	2,828	31,701	646	71,241	539
2,475	6	48	6,852	—	7,829	—
(46,386)	(71,517)	26,446	(396,229)	(4,483)	(1,343,021)	(4,266)

82,415	981,519	(9,552)	2,946,872	9,579	4,801,560	1,759
—	563,913	—	—	—	5,305,911	24,470
82,415	1,545,432	(9,552)	2,946,872	9,579	10,107,471	26,229

605,470	615,286	21,710	10,242,408	111,167	20,061,177	65,761

641,499	2,089,201	38,604	12,793,051	116,263	28,825,627	87,724

—	—	—	—	—	—	—

$641,499	$2,089,201	$38,604	$12,793,051	$116,263	$28,825,627	$87,724

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities
December 31, 2017

	LargeCap S&P 500 Index Class 1 Division	LargeCap S&P 500 Index Class 2 Division	LargeCap Value Class 1 Division

Assets
Investments in shares of mutual funds, at fair value	$104,390,822	$3,235,043	$76,973,329
Total assets	104,390,822	3,235,043	76,973,329
Total liabilities	—	—	—
Net assets	$104,390,822	$3,235,043	$76,973,329

Net assets
Applicable to accumulation units	$104,390,822	$3,235,043	$76,875,864
Applicable to contracts in annuitization period	—	—	97,465
Total net assets	$104,390,822	$3,235,043	$76,973,329

Investments in shares of mutual funds, at cost	$64,338,429	$2,961,071	$68,867,026

Shares of mutual funds owned	5,780,222	180,225	2,374,254

Accumulation units outstanding	5,160,386	274,877	2,530,572
Annuitized units outstanding	—	—	6,886
Total units outstanding	5,160,386	274,877	2,537,458

Statements of Operations
Year ended December 31, 2017
	LargeCap S&P 500 Index Class 1 Division	LargeCap S&P 500 Index Class 2 Division	LargeCap Value Class 1 Division

Net investment income (loss)
Investment income:
Dividends	$1,631,668	$40,061	$1,488,209

Expenses:
Mortality and expense risks	1,187,321	19,352	862,145
Administrative charges	90,493	2,828	46,668
Separate account rider charges	20,793	—	9,359
Net investment income (loss)	333,061	17,881	570,037

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	6,157,259	20,268	879,885
Capital gains distributions	2,019,561	50,796	4,031,109
Total realized gains (losses) on investments	8,176,820	71,064	4,910,994

Change in net unrealized appreciation or depreciation of investments	9,376,808	252,908	5,157,100

Net gains (losses) on investments	17,886,689	341,853	10,638,131

Payment from affiliate	—	—	—

Net increase (decrease) in net assets resulting from operations	$17,886,689	$341,853	$10,638,131

See accompanying notes.

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities (continued)
December 31, 2017

LargeCap Value Class 2 Division	MFS International Value Service Class Division	MFS New Discovery Service Class Division	MFS Utilities Service Class Division	MFS Value Service Class Division	MidCap Class 1 Division	Multi-Asset Income Class 1 Division

$324,574	$6,697,734	$1,497,048	$13,276,004	$6,238,908	$351,847,210	$160,837
324,574	6,697,734	1,497,048	13,276,004	6,238,908	351,847,210	160,837
—	—	—	—	—	—	—
$324,574	$6,697,734	$1,497,048	$13,276,004	$6,238,908	$351,847,210	$160,837

$324,574	$6,697,734	$1,497,048	$13,276,004	$6,238,908	$351,847,210	$160,837
—	—	—	—	—	—	—
$324,574	$6,697,734	$1,497,048	$13,276,004	$6,238,908	$351,847,210	$160,837

$308,765	$5,853,206	$1,256,170	$13,946,921	$5,576,796	$276,096,171	$146,517

10,071	240,926	80,617	458,109	303,596	5,921,360	14,309

28,467	547,791	110,466	643,164	226,354	3,870,544	14,005
—	—	—	—	—	—	—
28,467	547,791	110,466	643,164	226,354	3,870,544	14,005

Statements of Operations (continued)
Year ended December 31, 2017
LargeCap Value Class 2 Division	MFS International Value Service Class Division	MFS New Discovery Service Class Division	MFS Utilities Service Class Division	MFS Value Service Class Division	MidCap Class 1 Division	Multi-Asset Income Class 1 Division

$3,242	$79,495	$—	$536,599	$102,496	$1,850,616	$2,685

1,373	64,275	14,627	159,907	74,789	4,148,439	1,968
201	7,277	1,588	19,323	8,976	278,185	165
—	510	811	5,859	3,649	31,101	22
1,668	7,433	(17,026)	351,510	15,082	(2,607,109)	530

(121)	216,082	(8,641)	(113,320)	132,220	22,219,309	1,231
9,709	5,796	24,990	—	237,410	22,421,143	386
9,588	221,878	16,349	(113,320)	369,630	44,640,452	1,617

14,505	865,803	263,843	1,283,547	489,048	30,724,255	13,675

25,761	1,095,114	263,166	1,521,737	873,760	72,757,598	15,822

—	—	—	—	—	—	—

$25,761	$1,095,114	$263,166	$1,521,737	$873,760	$72,757,598	$15,822

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities
December 31, 2017

	Multi-Asset Income Class 2 Division	Neuberger Berman AMT Large Cap Value Class I Division	Neuberger Berman AMT Mid Cap Growth Portfolio Class S Division

Assets
Investments in shares of mutual funds, at fair value	$13,811	$4,561,930	$2,598,506
Total assets	13,811	4,561,930	2,598,506
Total liabilities	—	—	—
Net assets	$13,811	$4,561,930	$2,598,506

Net assets
Applicable to accumulation units	$13,811	$4,561,930	$2,598,506
Applicable to contracts in annuitization period	—	—	—
Total net assets	$13,811	$4,561,930	$2,598,506

Investments in shares of mutual funds, at cost	$13,762	$3,679,240	$2,250,564

Shares of mutual funds owned	1,235	273,006	100,834

Accumulation units outstanding	1,293	196,340	215,400
Annuitized units outstanding	—	—	—
Total units understanding	1,293	196,340	215,400

Statements of Operations
Year ended December 31, 2017
	Multi-Asset Income Class 2 Division	Neuberger Berman AMT Large Cap Value Class I Division	Neuberger Berman AMT Mid Cap Growth Portfolio Class S Division

Net investment income (loss)
Investment income:
Dividends	$—	$26,214	$—

Expenses:
Mortality and expense risks	1	58,129	30,945
Administrative charges	—	6,976	3,738
Separate account rider charges	—	1,843	579
Net investment income (loss)	(1)	(40,734)	(35,262)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	—	305,560	33,866
Capital gains distributions	—	122,665	50,402
Total realized gains (losses) on investments	—	428,225	84,268

Change in net unrealized appreciation or depreciation of investments	49	124,352	461,386

Net gains (losses) on investments	48	511,843	510,392

Payment from affiliate	—	—	—

Net increase (decrease) in net assets resulting from operations	$48	$511,843	$510,392

See accompanying notes.

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities (continued)
December 31, 2017

Neuberger Berman AMT Socially Responsive Class I Division	Oppenheimer Main Street Small Cap Service Shares Division	PIMCO All Asset Administrative Class Division	PIMCO All Asset Advisor Class Division	PIMCO Commodity Real Return Strategy M Class Division	PIMCO High Yield Administrative Class Division	PIMCO Low Duration Advisor Class Division

$4,355,135	$602,127	$3,688,301	$97,812	$10,627	$21,731,394	$392,470
4,355,135	602,127	3,688,301	97,812	10,627	21,731,394	392,470
—	—	—	—	—	—	—
$4,355,135	$602,127	$3,688,301	$97,812	$10,627	$21,731,394	$392,470

$4,355,135	$602,127	$3,688,301	$97,812	$10,627	$21,731,394	$392,470
—	—	—	—	—	—	—
$4,355,135	$602,127	$3,688,301	$97,812	$10,627	$21,731,394	$392,470

$3,152,137	$549,551	$3,630,901	$92,087	$11,469	$21,645,186	$393,164

170,056	23,687	339,936	8,916	1,493	2,761,295	38,327

166,723	39,127	230,205	9,031	1,291	1,440,602	39,617
—	—	—	—	—	—	—
166,723	39,127	230,205	9,031	1,291	1,440,602	39,617

Statements of Operations (continued)
Year ended December 31, 2017
Neuberger Berman AMT Socially Responsive Class I Division	Oppenheimer Main Street Small Cap Service Shares Division	PIMCO All Asset Administrative Class Division	PIMCO All Asset Advisor Class Division	PIMCO Commodity Real Return Strategy M Class Division	PIMCO High Yield Administrative Class Division	PIMCO Low Duration Advisor Class Division

$21,713	$3,730	$170,545	$3,497	$1,152	$1,087,442	$3,984

54,503	7,238	46,655	804	119	276,227	3,852
6,541	289	5,599	100	16	33,440	474
1,777	—	1,784	—	—	10,728	—
(41,108)	(3,797)	116,507	2,593	1,017	767,047	(342)

346,496	1,158	(72,746)	280	(140)	(83,616)	(758)
156,273	31,105	—	—	—	—	—
502,769	32,263	(72,746)	280	(140)	(83,616)	(758)

224,431	39,996	382,628	4,509	(865)	422,031	374

686,092	68,462	426,389	7,382	12	1,105,462	(726)

—	—	—	—	—	—	—

$686,092	$68,462	$426,389	$7,382	$12	$1,105,462	$(726)

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities
December 31, 2017

	PIMCO Total Return Administrative Class Division	Principal Capital Appreciation Class 1 Division	Principal Capital Appreciation Class 2 Division

Assets
Investments in shares of mutual funds, at fair value	$26,016,136	$112,554,315	$999,171
Total assets	26,016,136	112,554,315	999,171
Total liabilities	—	—	—
Net assets	$26,016,136	$112,554,315	$999,171

Net assets
Applicable to accumulation units	$26,016,136	$112,554,315	$999,171
Applicable to contracts in annuitization period	—	—	—
Total net assets	$26,016,136	$112,554,315	$999,171

Investments in shares of mutual funds, at cost	$26,841,248	$90,343,057	$865,127

Shares of mutual funds owned	2,378,075	3,943,739	35,356

Accumulation units outstanding	2,026,645	6,546,378	82,258
Annuitized units outstanding	—	—	—
Total units outstanding	2,026,645	6,546,378	82,258

Statements of Operations
Year ended December 31, 2017
	PIMCO Total Return Administrative Class Division	Principal Capital Appreciation Class 1 Division	Principal Capital Appreciation Class 2 Division

Net investment income (loss)
Investment income:
Dividends	$525,355	$1,383,064	$8,375

Expenses:
Mortality and expense risks	322,574	1,380,124	6,626
Administrative charges	38,918	131,474	984
Separate account rider charges	9,862	23,884	—
Net investment income (loss)	154,001	(152,418)	765

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(297,195)	2,313,452	16,032
Capital gains distributions	—	—	—
Total realized gains (losses) on investments	(297,195)	2,313,452	16,032

Change in net unrealized appreciation or depreciation of investments	1,015,550	17,218,286	100,831

Net gains (losses) on investments	872,356	19,379,320	117,628

Payment from affiliate	—	—	—

Net increase (decrease) in net assets resulting from operations	$872,356	$19,379,320	$117,628

See accompanying notes.

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities (continued)
December 31, 2017

Principal LifeTime 2010 Class 1 Division	Principal LifeTime 2020 Class 1 Division	Principal LifeTime 2020 Class 2 Division	Principal LifeTime 2030 Class 1 Division	Principal LifeTime 2030 Class 2 Division	Principal LifeTime 2040 Class 1 Division	Principal LifeTime 2040 Class 2 Division

$24,297,433	$104,894,330	$673,408	$68,464,637	$851,753	$15,164,087	$376,856
24,297,433	104,894,330	673,408	68,464,637	851,753	15,164,087	376,856
—	—	—	—	—	—	—
$24,297,433	$104,894,330	$673,408	$68,464,637	$851,753	$15,164,087	$376,856

$24,297,433	$104,894,330	$673,408	$68,464,637	$851,753	$15,164,087	$376,856
—	—	—	—	—	—	—
$24,297,433	$104,894,330	$673,408	$68,464,637	$851,753	$15,164,087	$376,856

$20,267,628	$82,092,743	$658,139	$59,142,797	$804,594	$12,390,498	$338,601

1,811,889	7,434,042	47,998	5,198,530	65,119	949,536	23,732

1,437,024	5,445,240	61,414	3,430,414	75,718	718,088	33,038
—	—	—	—	—	—	—
1,437,024	5,445,240	61,414	3,430,414	75,718	718,088	33,038

Statements of Operations (continued)
Year ended December 31, 2017
Principal LifeTime 2010 Class 1 Division	Principal LifeTime 2020 Class 1 Division	Principal LifeTime 2020 Class 2 Division	Principal LifeTime 2030 Class 1 Division	Principal LifeTime 2030 Class 2 Division	Principal LifeTime 2040 Class 1 Division	Principal LifeTime 2040 Class 2 Division

$560,874	$2,055,077	$5,116	$1,037,399	$8,485	$192,022	$4,193

319,104	1,312,555	1,770	824,766	4,164	178,928	2,735
35,659	148,588	294	94,799	627	20,470	388
4,791	18,182	—	29,287	—	3,757	—
201,320	575,752	3,052	88,547	3,694	(11,133)	1,070

1,970,654	3,468,419	75	1,837,966	2,255	424,087	3,573
362,452	1,192,340	3,005	780,658	6,490	112,597	2,527
2,333,106	4,660,759	3,080	2,618,624	8,745	536,684	6,100

(94,688)	8,148,882	16,952	7,533,535	46,998	1,979,817	36,412

2,439,738	13,385,393	23,084	10,240,706	59,437	2,505,368	43,582

—	—	—	—	—	—	—

$2,439,738	$13,385,393	$23,084	$10,240,706	$59,437	$2,505,368	$43,582

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities
December 31, 2017

	Principal LifeTime 2050 Class 1 Division	Principal LifeTime 2050 Class 2 Division	Principal LifeTime Strategic Income Class 1 Division

Assets
Investments in shares of mutual funds, at fair value	$11,286,978	$777,623	$15,183,765
Total assets	11,286,978	777,623	15,183,765
Total liabilities	—	—	—
Net assets	$11,286,978	$777,623	$15,183,765

Net assets
Applicable to accumulation units	$11,286,978	$777,623	$15,183,765
Applicable to contracts in annuitization period	—	—	—
Total net assets	$11,286,978	$777,623	$15,183,765

Investments in shares of mutual funds, at cost	$9,399,635	$718,812	$13,782,522

Shares of mutual funds owned	722,598	50,072	1,253,820

Accumulation units outstanding	523,453	67,659	1,003,794
Annuitized units outstanding	—	—	—
Total units outstanding	523,453	67,659	1,003,794

Statements of Operations
Year ended December 31, 2017
	Principal LifeTime 2050 Class 1 Division	Principal LifeTime 2050 Class 2 Division	Principal LifeTime Strategic Income Class 1 Division

Net investment income (loss)
Investment income:
Dividends	$131,866	$7,466	$354,735

Expenses:
Mortality and expense risks	127,762	3,300	190,816
Administrative charges	14,789	555	20,250
Separate account rider charges	2,567	—	4,231
Net investment income (loss)	(13,252)	3,611	139,438

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	169,107	(603)	475,645
Capital gains distributions	83,640	4,805	—
Total realized gains (losses) on investments	252,747	4,202	475,645

Change in net unrealized appreciation or depreciation of investments	1,665,168	61,882	461,286

Net gains (losses) on investments	1,904,663	69,695	1,076,369

Payment from affiliate	—	—	—

Net increase (decrease) in net assets resulting from operations	$1,904,663	$69,695	$1,076,369

See accompanying notes.

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities (continued)
December 31, 2017

Real Estate Securities Class 1 Division	Real Estate Securities Class 2 Division	Rydex Basic Materials Division	Rydex Commodities Strategy Division	Rydex NASDAQ 100 Division	SAM Balanced Portfolio Class 1 Division	SAM Balanced Portfolio Class 2 Division

$75,317,625	$2,536,776	$439,801	$271,312	$1,358,604	$536,023,423	$9,147,273
75,317,625	2,536,776	439,801	271,312	1,358,604	536,023,423	9,147,273
—	—	—	—	—	—	—
$75,317,625	$2,536,776	$439,801	$271,312	$1,358,604	$536,023,423	$9,147,273

$75,317,625	$2,536,776	$439,801	$271,312	$1,358,604	$536,023,423	$9,147,273
—	—	—	—	—	—	—
$75,317,625	$2,536,776	$439,801	$271,312	$1,358,604	$536,023,423	$9,147,273

$63,808,793	$2,634,905	$361,314	$250,058	$1,242,045	$516,420,535	$8,756,060

3,652,649	122,550	5,412	3,103	35,106	33,733,380	581,888

1,312,132	205,549	37,119	43,538	102,503	32,924,600	806,612
—	—	—	—	—	—	—
1,312,132	205,549	37,119	43,538	102,503	32,924,600	806,612

Statements of Operations (continued)
Year ended December 31, 2017
Real Estate Securities Class 1 Division	Real Estate Securities Class 2 Division	Rydex Basic Materials Division	Rydex Commodities Strategy Division	Rydex NASDAQ 100 Division	SAM Balanced Portfolio Class 1 Division	SAM Balanced Portfolio Class 2 Division

$1,320,719	$31,306	$2,704	$—	$—	$11,363,454	$121,075

942,742	25,672	4,598	3,371	9,505	6,708,088	61,422
75,832	3,489	584	412	1,299	747,771	8,674
27,863	—	—	428	—	166,679	—
274,282	2,145	(2,478)	(4,211)	(10,804)	3,740,916	50,979

3,588,817	(122,070)	3,781	(3,731)	46	9,489,859	(21,618)
7,227,984	204,799	1,312	—	65,390	12,508,582	149,148
10,816,801	82,729	5,093	(3,731)	65,436	21,998,441	127,530

(5,487,924)	62,286	69,026	12,981	146,284	43,013,767	538,177

5,603,159	147,160	71,641	5,039	200,916	68,753,124	716,686

—	—	—	—	—	—	—

$5,603,159	$147,160	$71,641	$5,039	$200,916	$68,753,124	$716,686

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities
December 31, 2017

	SAM Conservative Balanced Portfolio Class 1 Division	SAM Conservative Balanced Portfolio Class 2 Division	SAM Conservative Growth Portfolio Class 1 Division

Assets
Investments in shares of mutual funds, at fair value	$128,349,159	$5,203,713	$106,720,296
Total assets	128,349,159	5,203,713	106,720,296
Total liabilities	—	—	—
Net assets	$128,349,159	$5,203,713	$106,720,296

Net assets
Applicable to accumulation units	$128,349,159	$5,203,713	$106,720,296
Applicable to contracts in annuitization period	—	—	—
Total net assets	$128,349,159	$5,203,713	$106,720,296

Investments in shares of mutual funds, at cost	$127,083,747	$5,114,953	$96,500,910

Shares of mutual funds owned	10,409,502	426,884	5,373,630

Accumulation units outstanding	8,224,588	473,237	6,429,683
Annuitized units outstanding	—	—	—
Total units outstanding	8,224,588	473,237	6,429,683

Statements of Operations
Year ended December 31, 2017
	SAM Conservative Balanced Portfolio Class 1 Division	SAM Conservative Balanced Portfolio Class 2 Division	SAM Conservative Growth Portfolio Class 1 Division

Net investment income (loss)
Investment income:
Dividends	$3,597,840	$109,007	$1,595,883

Expenses:
Mortality and expense risks	1,659,168	38,561	1,285,583
Administrative charges	184,392	5,518	139,939
Separate account rider charges	46,734	—	67,157
Net investment income (loss)	1,707,546	64,928	103,204

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	1,934,300	(61,401)	2,752,832
Capital gains distributions	1,366,375	45,140	2,237,565
Total realized gains (losses) on investments	3,300,675	(16,261)	4,990,397

Change in net unrealized appreciation or depreciation of investments	7,632,647	290,776	12,066,901

Net gains (losses) on investments	12,640,868	339,443	17,160,502

Payment from affiliate	—	—	—

Net increase (decrease) in net assets resulting from operations	$12,640,868	$339,443	$17,160,502

See accompanying notes.

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities (continued)
December 31, 2017

SAM Conservative Growth Portfolio Class 2 Division	SAM Flexible Income Portfolio Class 1 Division	SAM Flexible Income Portfolio Class 2 Division	SAM Strategic Growth Portfolio Class 1 Division	SAM Strategic Growth Portfolio Class 2 Division	Short-Term Income Class 1 Division	Short-Term Income Class 2 Division

$8,478,538	$159,705,243	$8,096,190	$66,383,041	$5,077,915	$87,366,110	$1,472,694
8,478,538	159,705,243	8,096,190	66,383,041	5,077,915	87,366,110	1,472,694
—	—	—	—	—	—	—
$8,478,538	$159,705,243	$8,096,190	$66,383,041	$5,077,915	$87,366,110	$1,472,694

$8,478,538	$159,705,243	$8,096,190	$66,383,041	$5,077,915	$87,366,110	$1,472,694
—	—	—	—	—	—	—
$8,478,538	$159,705,243	$8,096,190	$66,383,041	$5,077,915	$87,366,110	$1,472,694

$7,945,742	$160,379,233	$7,972,692	$61,104,170	$4,582,594	$88,561,740	$1,481,598

432,578	12,332,451	631,036	3,056,309	236,622	34,261,219	582,092

706,799	10,450,361	757,396	3,987,863	424,510	7,454,342	146,686
—	—	—	—	—	—	—
706,799	10,450,361	757,396	3,987,863	424,510	7,454,342	146,686

Statements of Operations (continued)
Year ended December 31, 2017
SAM Conservative Growth Portfolio Class 2 Division	SAM Flexible Income Portfolio Class 1 Division	SAM Flexible Income Portfolio Class 2 Division	SAM Strategic Growth Portfolio Class 1 Division	SAM Strategic Growth Portfolio Class 2 Division	Short-Term Income Class 1 Division	Short-Term Income Class 2 Division

$102,745	$5,334,926	$194,188	$917,022	$49,216	$1,790,642	$25,042

71,662	2,011,681	57,620	804,917	38,516	1,160,626	21,957
10,472	210,287	8,024	88,002	5,420	121,297	2,872
—	78,667	—	64,742	—	10,643	—
20,611	3,034,291	128,544	(40,639)	5,280	498,076	213

(45,926)	1,302,349	(79,405)	2,373,123	(32,353)	102,246	9,738
167,569	1,153,300	45,269	1,767,486	110,880	—	—
121,643	2,455,649	(34,136)	4,140,609	78,527	102,246	9,738

1,015,640	5,304,303	252,324	7,946,279	589,608	354,440	(1,086)

1,157,894	10,794,243	346,732	12,046,249	673,415	954,762	8,865

—	—	—	—	—	—	—

$1,157,894	$10,794,243	$346,732	$12,046,249	$673,415	$954,762	$8,865

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities
December 31, 2017

	SmallCap Class 1 Division	SmallCap Class 2 Division	T. Rowe Price Blue Chip Growth Portfolio II Division

Assets
Investments in shares of mutual funds, at fair value	$112,085,132	$1,013,662	$21,628,237
Total assets	112,085,132	1,013,662	21,628,237
Total liabilities	—	—	—
Net assets	$112,085,132	$1,013,662	$21,628,237

Net assets
Applicable to accumulation units	$112,085,132	$1,013,662	$21,628,237
Applicable to contracts in annuitization period	—	—	—
Total net assets	$112,085,132	$1,013,662	$21,628,237

Investments in shares of mutual funds, at cost	$96,379,630	$846,394	$13,853,531

Shares of mutual funds owned	6,554,686	59,452	716,810

Accumulation units outstanding	4,394,324	87,512	685,255
Annuitized units outstanding	—	—	—
Total units outstanding	4,394,324	87,512	685,255

Statements of Operations
Year ended December 31, 2017
	SmallCap Class 1 Division	SmallCap Class 2 Division	T. Rowe Price Blue Chip Growth Portfolio II Division

Net investment income (loss)
Investment income:
Dividends	$408,474	$1,265	$—

Expenses:
Mortality and expense risks	1,355,629	8,821	244,690
Administrative charges	98,593	1,271	29,366
Separate account rider charges	16,711	—	12,622
Net investment income (loss)	(1,062,459)	(8,827)	(286,678)

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	4,737,378	6,025	1,158,601
Capital gains distributions	—	—	255,632
Total realized gains (losses) on investments	4,737,378	6,025	1,414,233

Change in net unrealized appreciation or depreciation of investments	8,206,537	101,266	4,462,163

Net gains (losses) on investments	11,881,456	98,464	5,589,718

Payment from affiliate	—	—	—

Net increase (decrease) in net assets resulting from operations	$11,881,456	$98,464	$5,589,718

See accompanying notes.

Principal Life Insurance Company - Separate Account B

Statements of Assets and Liabilities (continued)
December 31, 2017

T. Rowe Price Health Sciences Portfolio II Division	Templeton Global Bond VIP Class 4 Division	Templeton Growth VIP Class 2 Division	The Merger Fund Division	VanEck Global Hard Assets Class S Division

$28,306,947	$2,026,380	$890,640	$5,999	$5,837,935
28,306,947	2,026,380	890,640	5,999	5,837,935
—	—	—	—	—
$28,306,947	$2,026,380	$890,640	$5,999	$5,837,935

$28,306,947	$2,026,380	$890,640	$5,999	$5,837,935
—	—	—	—	—
$28,306,947	$2,026,380	$890,640	$5,999	$5,837,935

$25,001,034	$2,019,150	$653,656	$5,971	$5,851,588

694,990	120,117	55,769	555	255,266

524,086	212,678	35,574	596	550,175
—	—	—	—	—
524,086	212,678	35,574	596	550,175

Statements of Operations (continued)
Year ended December 31, 2017
T. Rowe Price Health Sciences Portfolio II Division	Templeton Global Bond VIP Class 4 Division	Templeton Growth VIP Class 2 Division	The Merger Fund Division	VanEck Global Hard Assets Class S Division

$—	$—	$14,255	$—	$—

342,013	18,215	7,472	25	77,777
41,046	2,206	—	4	8,087
15,037	43	—	—	3,808
(398,096)	(20,464)	6,783	(29)	(89,672)

1,772,851	(8,829)	17,515	—	(676,405)
1,174,215	5,088	—	—	—
2,947,066	(3,741)	17,515	—	(676,405)

3,529,025	16,653	117,643	28	441,557

6,077,995	(7,552)	141,941	(1)	(324,520)

—	—	—	—	—

$6,077,995	$(7,552)	$141,941	$(1)	$(324,520)

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2017 and 2016

	AllianceBernstein Small Cap Growth Class A Division	AllianceBernstein Small/Mid Cap Value Class A Division

Net assets as of January 1, 2016	$4,350,241	$2,766,015

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(58,489)	(28,267)
Total realized gains (losses) on investments	1,007,956	(10,973)
Change in net unrealized appreciation or depreciation of investments	(765,636)	713,889
Net gains (losses) on investments	183,831	674,649
Payment from affiliate	—	—
Net increase (decrease) in net assets resulting from operations	183,831	674,649
Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	456,512	1,321,497
Administration charges	(202)	(90)
Contingent sales charges	(3,168)	(1,257)
Contract terminations	(276,822)	(151,575)
Death benefit payments	—	(18,527)
Flexible withdrawal option payments	(27,076)	(21,699)
Transfers to other contracts	(600,990)	(514,041)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	(451,746)	614,308
Total increase (decrease)	(267,915)	1,288,957
Net assets as of December 31, 2016	4,082,326	4,054,972

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(63,380)	(48,832)
Total realized gains (losses) on investments	(241,926)	166,209
Change in net unrealized appreciation or depreciation of investments	1,518,899	417,321
Net gains (losses) on investments	1,213,593	534,698
Payment from affiliate	—	—
Net increase (decrease) in net assets resulting from operations	1,213,593	534,698
Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	246,404	1,848,500
Administration charges	(294)	(60)
Contingent sales charges	(3,222)	(1,268)
Contract terminations	(407,756)	(205,706)
Death benefit payments	(14,261)	—
Flexible withdrawal option payments	(21,246)	(31,718)
Transfers to other contracts	(320,363)	(1,015,846)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	(520,738)	593,902
Total increase (decrease)	692,855	1,128,600
Net assets as of December 31, 2017	$4,775,181	$5,183,572

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2017 and 2016

Alps/Red Rocks Listed Private Equity Class III Division	American Century VP Capital Appreciation Class I Division	American Century VP Income & Growth Class I Division	American Century VP Inflation Protection Class II Division	American Century VP Mid Cap Value Class II Division	American Century VP Ultra Class I Division

$23,675	$2,496,198	$11,548,437	$51,379,647	$6,444,459	$3,618,032

(148)	(35,413)	130,496	214,991	8,544	(30,679)
(130)	229,404	795,303	(582,987)	506,758	553,716
2,128	(141,129)	335,552	1,894,152	884,995	(439,133)
1,850	52,862	1,261,351	1,526,156	1,400,297	83,904
—	—	—	—	—	—
1,850	52,862	1,261,351	1,526,156	1,400,297	83,904

5,989	478,898	251,043	4,971,089	3,777,153	200,408
(41)	(1,105)	(1,378)	(193,737)	(1,028)	(503)
(1)	(2,289)	(1,441)	(48,743)	(6,436)	(370)
(699)	(199,972)	(1,324,781)	(4,259,005)	(779,432)	(353,904)
—	(10,938)	(15,332)	(392,831)	—	(6,421)
—	(22,920)	(130,184)	(1,768,814)	(42,845)	(53,493)
(721)	(433,798)	(728,927)	(5,929,210)	(1,236,011)	(415,786)
—	—	—	—	—	—
4,527	(192,124)	(1,951,000)	(7,621,251)	1,711,401	(630,069)
6,377	(139,262)	(689,649)	(6,095,095)	3,111,698	(546,165)
30,052	2,356,936	10,858,788	45,284,552	9,556,157	3,071,867

984	(32,924)	125,464	511,203	(6,010)	(32,500)
1,679	300,486	1,072,594	(1,255,874)	471,658	412,426
4,530	150,004	692,572	1,713,525	456,913	535,692
7,193	417,566	1,890,630	968,854	922,561	915,618
—	—	—	—	—	—
7,193	417,566	1,890,630	968,854	922,561	915,618

91,537	343,798	314,558	6,088,241	1,561,979	250,499
(92)	(1,315)	(889)	(216,539)	(721)	(597)
(24)	(3,159)	(1,038)	(38,823)	(3,711)	(189)
(13,043)	(399,800)	(1,255,954)	(4,913,672)	(561,584)	(240,376)
—	—	(125,699)	(479,374)	—	(30,123)
—	(31,589)	(132,190)	(1,588,061)	(73,603)	(67,690)
(2,101)	(343,200)	(503,722)	(2,566,353)	(1,413,429)	(117,296)
—	—	—	—	—	—
76,277	(435,265)	(1,704,934)	(3,714,581)	(491,069)	(205,772)
83,470	(17,699)	185,696	(2,745,727)	431,492	709,846
$113,522	$2,339,237	$11,044,484	$42,538,825	$9,987,649	$3,781,713

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2017 and 2016

	American Century VP Ultra Class II Division	American Century VP Value Class II Division

Net assets as of January 1, 2016	$36,158,449	$15,477,692

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(416,017)	43,533
Total realized gains (losses) on investments	5,713,600	504,309
Change in net unrealized appreciation or depreciation of investments	(4,352,512)	2,137,950
Net gains (losses) on investments	945,071	2,685,792
Payment from affiliate	—	—
Net increase (decrease) in net assets resulting from operations	945,071	2,685,792
Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	4,290,609	691,659
Administration charges	(143,589)	(2,518)
Contingent sales charges	(29,028)	(1,596)
Contract terminations	(2,536,334)	(1,434,319)
Death benefit payments	(358,885)	(36,094)
Flexible withdrawal option payments	(1,351,736)	(176,405)
Transfers to other contracts	(4,860,363)	(892,147)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	(4,989,326)	(1,851,420)
Total increase (decrease)	(4,044,255)	834,372
Net assets as of December 31, 2016	32,114,194	16,312,064

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(386,657)	31,770
Total realized gains (losses) on investments	6,440,918	608,499
Change in net unrealized appreciation or depreciation of investments	2,686,989	456,883
Net gains (losses) on investments	8,741,250	1,097,152
Payment from affiliate	—	—
Net increase (decrease) in net assets resulting from operations	8,741,250	1,097,152
Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	1,193,232	863,375
Administration charges	(161,048)	(3,275)
Contingent sales charges	(23,672)	(1,333)
Contract terminations	(2,995,634)	(1,411,928)
Death benefit payments	(271,480)	(54,636)
Flexible withdrawal option payments	(1,247,363)	(151,196)
Transfers to other contracts	(4,196,951)	(643,569)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	(7,702,916)	(1,402,562)
Total increase (decrease)	1,038,334	(305,410)
Net assets as of December 31, 2017	$33,152,528	$16,006,654

(1) Commenced operations May 23, 2016. See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2017 and 2016

American Funds Insurance Series Asset Allocation Fund Class 2 Division (1)	American Funds Insurance Series Asset Allocation Fund Class 4 Division	American Funds Insurance Series Blue Chip Income and Growth Class 2 Division (1)	American Funds Insurance Series Blue Chip Income and Growth Class 4 Division	American Funds Insurance Series Global Small Capitalization Fund Class 2 Division	American Funds Insurance Series Global Small Capitalization Fund Class 4 Division

$—	$806,434	$—	$900,392	$843,960	$132,990

7,279	(9)	17,366	6,193	(9,745)	(4,162)
310	28,164	1,225	10,743	95,669	34,475
3,884	21,027	44,420	167,824	(78,348)	10,162
11,473	49,182	63,011	184,760	7,576	40,475
—	—	—	—	—	—
11,473	49,182	63,011	184,760	7,576	40,475

872,381	180,518	1,677,715	749,169	317,461	407,165
(17)	(720)	—	(875)	—	(241)
(10)	(761)	(133)	(512)	(348)	(123)
(856)	(405,874)	(13,059)	(272,997)	(82,254)	(65,860)
—	—	—	—	(391)	—
(885)	—	(3,616)	(6,368)	(4,369)	(631)
(3,709)	(31,001)	(28,395)	(492,171)	(105,683)	(367,150)
—	—	—	—	—	—
866,904	(257,838)	1,632,512	(23,754)	124,416	(26,840)
878,377	(208,656)	1,695,523	161,006	131,992	13,635
878,377	597,778	1,695,523	1,061,398	975,952	146,625

3,628	7,533	14,980	15,743	(10,424)	(1,651)
68,281	45,516	140,615	62,348	(37,996)	(1,596)
110,198	81,957	204,905	144,607	276,676	44,415
182,107	135,006	360,500	222,698	228,256	41,168
—	—	—	—	—	—
182,107	135,006	360,500	222,698	228,256	41,168

897,335	1,482,971	1,784,774	904,784	188,256	223,200
(194)	(1,402)	(16)	(1,726)	—	(379)
(58)	(75)	(713)	(143)	(219)	(41)
(9,068)	(40,300)	(244,151)	(76,443)	(39,409)	(21,805)
—	—	(581)	(3,171)	—	(963)
(7,064)	(4,642)	(13,620)	(10,375)	(4,979)	(819)
(114,773)	(317,802)	(564,787)	(20,879)	(137,217)	(13,207)
—	—	—	—	—	—
766,178	1,118,750	960,906	792,047	6,432	185,986
948,285	1,253,756	1,321,406	1,014,745	234,688	227,154
$1,826,662	$1,851,534	$3,016,929	$2,076,143	$1,210,640	$373,779

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2017 and 2016

	American Funds Insurance Series High-Income Bond Class 2 Division	American Funds Insurance Series Managed Risk Asset Allocation Fund Class P2 Division

Net assets as of January 1, 2016	$364,164	$62,127

Increase (decrease) in net assets
Operations:
Net investment income (loss)	59,814	189
Total realized gains (losses) on investments	(9,258)	4,261
Change in net unrealized appreciation or depreciation of investments	52,138	6,611
Net gains (losses) on investments	102,694	11,061
Payment from affiliate	—	—
Net increase (decrease) in net assets resulting from operations	102,694	11,061
Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	1,036,274	234,303
Administration charges	(64)	(90)
Contingent sales charges	(29)	(16)
Contract terminations	(27,802)	(8,686)
Death benefit payments	(1,862)	(3,237)
Flexible withdrawal option payments	(11,801)	—
Transfers to other contracts	(141,530)	(19,909)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	853,186	202,365
Total increase (decrease)	955,880	213,426
Net assets as of December 31, 2016	1,320,044	275,553

Increase (decrease) in net assets
Operations:
Net investment income (loss)	80,769	(2,073)
Total realized gains (losses) on investments	40,888	6,908
Change in net unrealized appreciation or depreciation of investments	(40,504)	43,816
Net gains (losses) on investments	81,153	48,651
Payment from affiliate	—	—
Net increase (decrease) in net assets resulting from operations	81,153	48,651
Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	656,318	506,516
Administration charges	(6)	(191)
Contingent sales charges	(87)	(11)
Contract terminations	(110,750)	(5,794)
Death benefit payments	—	—
Flexible withdrawal option payments	(16,592)	(4,046)
Transfers to other contracts	(491,042)	(27,172)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	37,841	469,302
Total increase (decrease)	118,994	517,953
Net assets as of December 31, 2017	$1,439,038	$793,506

(1) Represented the operations of BlackRock Value Opportunities Class III Division until November 4, 2017. See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2017 and 2016

American Funds Insurance Series Managed Risk Growth Fund Class P2 Division	American Funds Insurance Series Managed Risk International Fund Class P2 Division	American Funds Insurance Series New World Fund Class 2 Division	American Funds Insurance Series New World Fund Class 4 Division	BlackRock Advantage U.S. Total Market Class III Division (1)	BlackRock Global Allocation Class III Division

$148,405	$37,589	$440,766	$393,506	$826	$522,246

(1,650)	(119)	(1,351)	(2,577)	—	(6)
13,285	611	(9,071)	(8,895)	1,005	(7,579)
(9,308)	(2,138)	36,070	28,452	(988)	45,664
2,327	(1,646)	25,648	16,980	17	38,079
—	—	—	—	—	—
2,327	(1,646)	25,648	16,980	17	38,079

16,255	8,021	823,198	33,646	30,166	490,365
(290)	(75)	(2)	(558)	(4)	(16)
—	—	(173)	(6)	—	(106)
—	—	(21,172)	(3,296)	—	(12,767)
—	—	(404)	—	—	—
(200)	(100)	(1,775)	(331)	—	(10,582)
(1,972)	(2,316)	(70,932)	(111,186)	(163)	(31,008)
—	—	—	—	—	—
13,793	5,530	728,740	(81,731)	29,999	435,886
16,120	3,884	754,388	(64,751)	30,016	473,965
164,525	41,473	1,195,154	328,755	30,842	996,211

(2,918)	(445)	(7,003)	(750)	780	(626)
7,434	595	30,404	721	32,313	15,891
61,663	14,468	343,973	109,294	(23,241)	114,634
66,179	14,618	367,374	109,265	9,852	129,899
—	—	—	—	—	—
66,179	14,618	367,374	109,265	9,852	129,899

439,843	67,724	494,496	323,558	138,016	216,746
(518)	(52)	(33)	(690)	(79)	(130)
(11)	(3)	(437)	(48)	(2)	(322)
(6,135)	(1,748)	(85,993)	(25,880)	(931)	(51,770)
—	—	(5,372)	—	—	—
(200)	(100)	(6,515)	(580)	(1,003)	(12,377)
(5,753)	(2,162)	(220,859)	(31,311)	(26,264)	(10,019)
—	—	—	—	—	—
427,226	63,659	175,287	265,049	109,737	142,128
493,405	78,277	542,661	374,314	119,589	272,027
$657,930	$119,750	$1,737,815	$703,069	$150,431	$1,268,238

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2017 and 2016

	BlackRock iShares Alternative Strategies Class III Division	BlackRock iShares Dynamic Allocation Class III Division

Net assets as of January 1, 2016	$129,148	$60,297

Increase (decrease) in net assets
Operations:
Net investment income (loss)	12,293	538
Total realized gains (losses) on investments	1,414	(103)
Change in net unrealized appreciation or depreciation of investments	(13,836)	3,229
Net gains (losses) on investments	(129)	3,664
Payment from affiliate	—	—
Net increase (decrease) in net assets resulting from operations	(129)	3,664
Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	595,410	42,740
Administration charges	(11)	—
Contingent sales charges	(49)	—
Contract terminations	(4,246)	—
Death benefit payments	(4,124)	—
Flexible withdrawal option payments	(1,537)	—
Transfers to other contracts	(82,322)	(44)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	503,121	42,696
Total increase (decrease)	502,992	46,360
Net assets as of December 31, 2016	632,140	106,657

Increase (decrease) in net assets
Operations:
Net investment income (loss)	8,980	1,655
Total realized gains (losses) on investments	6,378	143
Change in net unrealized appreciation or depreciation of investments	55,401	20,972
Net gains (losses) on investments	70,759	22,770
Payment from affiliate	—	—
Net increase (decrease) in net assets resulting from operations	70,759	22,770
Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	139,446	137,714
Administration charges	(72)	(10)
Contingent sales charges	(78)	—
Contract terminations	(9,896)	(30)
Death benefit payments	(12,810)	—
Flexible withdrawal option payments	(1,387)	—
Transfers to other contracts	(63,211)	(604)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	51,992	137,070
Total increase (decrease)	122,751	159,840
Net assets as of December 31, 2017	$754,891	$266,497

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2017 and 2016

BlackRock iShares Dynamic Fixed Income Class III Division	BlackRock iShares Equity Appreciation Class III Division	Calvert EAFE International Index Class F Division	Calvert Russell 2000 Small Cap Index Class F Division	Calvert S&P MidCap 400 Index Class F Division	ClearBridge Small Cap Growth Class II Division

$110,754	$110,952	$14,972	$103,122	$480,283	$8,536

6,677	2,580	348	(753)	(3,114)	(152)
(357)	(1,787)	(482)	9,048	19,000	411
(12,157)	32,208	17	10,527	86,103	646
(5,837)	33,001	(117)	18,822	101,989	905
—	—	—	—	—	—
(5,837)	33,001	(117)	18,822	101,989	905

857,756	367,103	8,306	128,058	283,427	3,712
(23)	(46)	(52)	(134)	(530)	(9)
(83)	—	—	(78)	(77)	—
(7,282)	—	—	(41,860)	(41,216)	—
—	—	—	—	—	—
(2,493)	—	—	(4,799)	(304)	—
(80,468)	(14,170)	(4,576)	(47,911)	(72,883)	(551)
—	—	—	—	—	—
767,407	352,887	3,678	33,276	168,417	3,152
761,570	385,888	3,561	52,098	270,406	4,057
872,324	496,840	18,533	155,220	750,689	12,593

5,062	2,031	336	311	(2,886)	(2,059)
3,758	5,634	(6)	28,379	76,556	8,157
4,631	112,902	6,090	29,385	109,198	33,268
13,451	120,567	6,420	58,075	182,868	39,366
—	—	—	—	—	—
13,451	120,567	6,420	58,075	182,868	39,366

244,466	226,588	87,597	613,532	1,178,605	323,943
(30)	(131)	(43)	(600)	(1,179)	(191)
(18)	(46)	—	(496)	(1,046)	—
(4,052)	(12,045)	—	(32,904)	(103,038)	—
—	(308)	—	(942)	(944)	—
(15,648)	(15,974)	—	(5,994)	(5,266)	(1,338)
(363,383)	(9,217)	(1,278)	(12,478)	(46,980)	(1,119)
—	—	—	—	—	—
(138,665)	188,867	86,276	560,118	1,020,152	321,295
(125,214)	309,434	92,696	618,193	1,203,020	360,661
$747,110	$806,274	$111,229	$773,413	$1,953,709	$373,254

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2017 and 2016

	Columbia Limited Duration Credit Class 2 Division	Columbia Small Cap Value Class 2 Division

Net assets as of January 1, 2016	$140,265	$75,095

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,108	(1,072)
Total realized gains (losses) on investments	(1,283)	3,586
Change in net unrealized appreciation or depreciation of investments	2,366	37,111
Net gains (losses) on investments	2,191	39,625
Payment from affiliate	—	—
Net increase (decrease) in net assets resulting from operations	2,191	39,625
Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	129,765	165,090
Administration charges	(19)	(56)
Contingent sales charges	(583)	—
Contract terminations	(52,963)	—
Death benefit payments	—	—
Flexible withdrawal option payments	(440)	—
Transfers to other contracts	(32,815)	(35,915)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	42,945	129,119
Total increase (decrease)	45,136	168,744
Net assets as of December 31, 2016	185,401	243,839

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,391	(2,906)
Total realized gains (losses) on investments	(94)	28,244
Change in net unrealized appreciation or depreciation of investments	(363)	24,143
Net gains (losses) on investments	934	49,481
Payment from affiliate	—	—
Net increase (decrease) in net assets resulting from operations	934	49,481
Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	126,242	236,237
Administration charges	(31)	(179)
Contingent sales charges	(7)	(96)
Contract terminations	(856)	(18,924)
Death benefit payments	—	—
Flexible withdrawal option payments	—	(551)
Transfers to other contracts	(103,255)	(30,007)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	22,093	186,480
Total increase (decrease)	23,027	235,961
Net assets as of December 31, 2017	$208,428	$479,800

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2017 and 2016

Core Plus Bond Class 1 Division	Core Plus Bond Class 2 Division	Delaware Limited Term Diversified Income Service Class Division	Delaware Small Cap Value Service Class Division	Deutsche Alternative Asset Allocation Class B Division	Deutsche Equity 500 Index Class B2 Division

$151,327,795	$18,626	$226,690	$1,008,617	$40,290	$678,440

2,528,738	(98)	140	(11,144)	211	1,792
854,404	492	1,527	65,702	(137)	39,793
767,565	(3,161)	(4,794)	319,598	1,277	34,284
4,150,707	(2,767)	(3,127)	374,156	1,351	75,869
—	—	—	—	—	—
4,150,707	(2,767)	(3,127)	374,156	1,351	75,869

11,411,351	216,975	1,147,184	1,141,745	3,975	337,935
(242,467)	(52)	(44)	(30)	(48)	(781)
(75,130)	—	(2,028)	(814)	—	(279)
(12,102,565)	—	(179,817)	(75,202)	—	(148,765)
(1,473,773)	—	—	—	—	—
(3,670,043)	—	(880)	(8,329)	(1,440)	(1,590)
(11,081,588)	(11,355)	(256,963)	(191,968)	(1,673)	(21,497)
—	—	—	—	—	—
(17,234,215)	205,568	707,452	865,402	814	165,023
(13,083,508)	202,801	704,325	1,239,558	2,165	240,892
138,244,287	221,427	931,015	2,248,175	42,455	919,332

2,060,813	6,677	2,988	(22,546)	285	286
458,682	70	(2,102)	119,378	(146)	47,815
2,059,673	5,187	5,145	149,982	2,045	151,289
4,579,168	11,934	6,031	246,814	2,184	199,390
—	—	—	—	—	—
4,579,168	11,934	6,031	246,814	2,184	199,390

13,456,822	430,017	175,988	1,108,866	2,230	383,565
(266,113)	(163)	(33)	(314)	(67)	(1,307)
(63,100)	(148)	(3)	(328)	—	(96)
(13,756,596)	(20,365)	(1,077)	(46,560)	—	(48,571)
(1,420,473)	—	—	(272)	—	(14,722)
(3,293,498)	(704)	(462)	(23,536)	(1,440)	(3,131)
(5,746,055)	(49,873)	(809,226)	(806,943)	(4,936)	(110,926)
—	—	—	—	—	—
(11,089,013)	358,764	(634,813)	230,913	(4,213)	204,812
(6,509,845)	370,698	(628,782)	477,727	(2,029)	404,202
$131,734,442	$592,125	$302,233	$2,725,902	$40,426	$1,323,534

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2017 and 2016

	Deutsche Small Mid Cap Value Class B Division	Diversified Balanced Class 1 Division (1)

Net assets as of January 1, 2016	$952,631	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(12,467)	—
Total realized gains (losses) on investments	72,261	—
Change in net unrealized appreciation or depreciation of investments	84,838	—
Net gains (losses) on investments	144,632	—
Payment from affiliate	—	—
Net increase (decrease) in net assets resulting from operations	144,632	—
Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	301,455	—
Administration charges	(194)	—
Contingent sales charges	(230)	—
Contract terminations	(23,642)	—
Death benefit payments	(12,282)	—
Flexible withdrawal option payments	(5,620)	—
Transfers to other contracts	(199,880)	—
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	59,607	—
Total increase (decrease)	204,239	—
Net assets as of December 31, 2016	1,156,870	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(13,042)	243,513
Total realized gains (losses) on investments	20,094	400,980
Change in net unrealized appreciation or depreciation of investments	91,694	824,378
Net gains (losses) on investments	98,746	1,468,871
Payment from affiliate	—	—
Net increase (decrease) in net assets resulting from operations	98,746	1,468,871
Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	161,986	28,019,830
Administration charges	(366)	(6,118)
Contingent sales charges	(210)	(735)
Contract terminations	(28,048)	(1,480,623)
Death benefit payments	—	(115,635)
Flexible withdrawal option payments	(5,921)	(296,164)
Transfers to other contracts	(141,171)	(392,488)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	(13,730)	25,728,067
Total increase (decrease)	85,016	27,196,938
Net assets as of December 31, 2017	$1,241,886	$27,196,938

(1) Commenced operations May 26, 2017. (2) Commenced operations April 4, 2017. See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2017 and 2016

Diversified Balanced Class 2 Division	Diversified Balanced Managed Volatility Class 2 Division	Diversified Balanced Volatility Control Class 2 Division (2)	Diversified Growth Class 2 Division	Diversified Growth Managed Volatility Class 2 Division	Diversified Growth Volatility Control Class 2 Division (2)

$1,030,996,862	$138,377,896	$—	$3,202,277,009	$252,642,046	$—

(2,093,248)	(1,132,429)	—	(6,217,015)	(2,385,120)	—
25,523,263	1,490,559	—	62,576,355	2,893,813	—
32,597,740	6,945,344	—	163,417,887	16,589,135	—
56,027,755	7,303,474	—	219,777,227	17,097,828	—
—	—	—	—	—	—
56,027,755	7,303,474	—	219,777,227	17,097,828	—

132,420,776	40,076,309	—	434,075,589	68,160,816	—
(8,228,133)	(1,323,186)	—	(26,730,115)	(2,280,562)	—
(469,629)	(61,897)	—	(1,158,329)	(103,683)	—
(40,601,783)	(4,851,867)	—	(100,595,454)	(6,258,029)	—
(5,462,618)	(649,784)	—	(10,914,082)	(949,384)	—
(19,057,843)	(2,577,154)	—	(43,786,714)	(2,709,192)	—
(45,863,486)	(7,570,438)	—	(83,703,198)	(11,986,760)	—
—	—	—	—	—	—
12,737,284	23,041,983	—	167,187,697	43,873,206	—
68,765,039	30,345,457	—	386,964,924	60,971,034	—
1,099,761,901	168,723,353	—	3,589,241,933	313,613,080	—

(712,679)	(250,949)	(174,597)	(2,614,472)	(661,789)	(814,945)
46,807,023	3,032,898	29,841	141,113,779	6,401,403	20,891
58,826,703	12,868,839	1,345,675	310,919,366	31,745,758	7,796,559
104,921,047	15,650,788	1,200,919	449,418,673	37,485,372	7,002,505
—	—	—	—	—	—
104,921,047	15,650,788	1,200,919	449,418,673	37,485,372	7,002,505

66,283,201	17,124,060	35,716,554	229,577,810	36,070,872	167,237,045
(11,326,797)	(1,979,909)	(72,452)	(38,648,111)	(3,524,313)	(346,003)
(484,481)	(56,088)	(385)	(1,188,333)	(101,161)	(2,452)
(59,112,264)	(5,596,522)	(43,991)	(148,435,318)	(11,719,785)	(279,952)
(4,056,921)	(1,021,758)	—	(9,731,353)	(402,009)	—
(22,153,297)	(3,252,207)	(37,062)	(53,166,873)	(3,806,172)	(249,903)
(42,740,288)	(8,514,858)	(224,476)	(70,177,985)	(12,661,407)	(1,662,470)
—	—	—	—	—	—
(73,590,847)	(3,297,282)	35,338,188	(91,770,163)	3,856,025	164,696,265
31,330,200	12,353,506	36,539,107	357,648,510	41,341,397	171,698,770
$1,131,092,101	$181,076,859	$36,539,107	$3,946,890,443	$354,954,477	$171,698,770

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2017 and 2016

	Diversified Income Class 2 Division	Diversified International Class 1 Division

Net assets as of January 1, 2016	$198,790,685	$136,018,971

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(943,501)	1,261,720
Total realized gains (losses) on investments	4,677,139	3,957,572
Change in net unrealized appreciation or depreciation of investments	5,024,183	(6,592,841)
Net gains (losses) on investments	8,757,821	(1,373,549)
Payment from affiliate	—	—
Net increase (decrease) in net assets resulting from operations	8,757,821	(1,373,549)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	93,616,168	7,001,303
Administration charges	(1,765,980)	(77,340)
Contingent sales charges	(159,272)	(63,815)
Contract terminations	(12,828,604)	(13,035,888)
Death benefit payments	(129,478)	(831,765)
Flexible withdrawal option payments	(3,721,060)	(1,629,403)
Transfers to other contracts	(28,537,204)	(8,027,846)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	46,474,570	(16,664,754)
Total increase (decrease)	55,232,391	(18,038,303)
Net assets as of December 31, 2016	254,023,076	117,980,668

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(85,782)	647,629
Total realized gains (losses) on investments	8,254,930	6,370,866
Change in net unrealized appreciation or depreciation of investments	9,741,974	23,491,720
Net gains (losses) on investments	17,911,122	30,510,215
Payment from affiliate	—	—
Net increase (decrease) in net assets resulting from operations	17,911,122	30,510,215
Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	62,591,445	5,122,434
Administration charges	(2,637,115)	(84,072)
Contingent sales charges	(153,159)	(45,853)
Contract terminations	(18,567,485)	(13,041,299)
Death benefit payments	(1,178,863)	(1,098,673)
Flexible withdrawal option payments	(4,589,326)	(1,472,503)
Transfers to other contracts	(39,222,833)	(6,684,864)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	(3,757,336)	(17,304,830)
Total increase (decrease)	14,153,786	13,205,385
Net assets as of December 31, 2017	$268,176,862	$131,186,053

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2017 and 2016

Diversified International Class 2 Division	Dreyfus IP MidCap Stock Service Shares Division	Dreyfus IP Technology Growth Service Shares Division	Equity Income Class 1 Division	Equity Income Class 2 Division	Fidelity VIP Contrafund Service Class Division

$210,196	$43,675	$6,205,084	$207,673,737	$1,006,029	$42,170,547

1,842	(1,366)	(94,571)	2,583,057	14,702	(236,857)
(1,609)	20,692	528,890	20,702,273	53,650	4,342,169
(1,448)	7,218	(249,360)	3,016,984	76,221	(1,686,160)
(1,215)	26,544	184,959	26,302,314	144,573	2,419,152
—	—	—	—	—	—
(1,215)	26,544	184,959	26,302,314	144,573	2,419,152

17,737	367,755	1,550,335	12,154,857	345,840	1,015,304
(316)	(103)	(450)	(518,145)	(1,020)	(6,704)
(50)	(98)	(6,064)	(153,660)	(172)	(3,835)
(26,605)	(52,398)	(529,837)	(17,901,867)	(91,541)	(3,672,589)
—	—	(2,801)	(1,616,359)	—	(95,353)
—	—	(51,908)	(5,614,159)	(12,885)	(511,071)
(2,299)	(280,261)	(884,935)	(21,525,868)	(127,882)	(1,923,053)
—	—	—	—	—	—
(11,533)	34,895	74,340	(35,175,201)	112,340	(5,197,301)
(12,748)	61,439	259,299	(8,872,887)	256,913	(2,778,149)
197,448	105,114	6,464,383	198,800,850	1,262,942	39,392,398

2,858	(566)	(125,726)	1,613,686	17,129	(163,922)
2,560	3,451	587,093	22,556,426	101,396	3,860,581
67,665	14,996	2,230,415	10,408,628	201,731	3,803,807
73,083	17,881	2,691,782	34,578,740	320,256	7,500,466
—	—	—	—	—	—
73,083	17,881	2,691,782	34,578,740	320,256	7,500,466

546,024	52,734	3,058,657	5,804,400	1,073,757	974,749
(444)	(157)	(932)	(578,167)	(1,826)	(7,046)
(114)	(20)	(2,025)	(128,009)	(120)	(3,039)
(61,122)	(10,731)	(256,281)	(19,922,685)	(57,629)	(3,858,513)
(20,504)	—	(24,342)	(1,655,525)	—	(274,416)
(817)	(2,094)	(73,471)	(5,239,438)	(16,670)	(455,139)
(49,355)	(929)	(1,603,544)	(14,106,158)	(72,696)	(1,320,502)
—	—	—	—	—	—
413,668	38,803	1,098,062	(35,825,582)	924,816	(4,943,906)
486,751	56,684	3,789,844	(1,246,842)	1,245,072	2,556,560
$684,199	$161,798	$10,254,227	$197,554,008	$2,508,014	$41,948,958

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2017 and 2016

	Fidelity VIP Contrafund Service Class 2 Division	Fidelity VIP Equity-Income Service Class 2 Division

Net assets as of January 1, 2016	$50,809,499	$31,471,745

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(400,870)	215,888
Total realized gains (losses) on investments	6,917,824	1,765,302
Change in net unrealized appreciation or depreciation of investments	(3,667,574)	2,603,294
Net gains (losses) on investments	2,849,380	4,584,484
Payment from affiliate	—	—
Net increase (decrease) in net assets resulting from operations	2,849,380	4,584,484
Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	5,034,122	2,140,402
Administration charges	(71,995)	(4,595)
Contingent sales charges	(49,879)	(20,786)
Contract terminations	(4,538,646)	(3,990,962)
Death benefit payments	(191,142)	(159,385)
Flexible withdrawal option payments	(748,048)	(363,821)
Transfers to other contracts	(4,884,812)	(2,027,297)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	(5,450,400)	(4,426,444)
Total increase (decrease)	(2,601,020)	158,040
Net assets as of December 31, 2016	48,208,479	31,629,785

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(327,204)	44,249
Total realized gains (losses) on investments	6,255,278	858,992
Change in net unrealized appreciation or depreciation of investments	3,172,919	2,418,651
Net gains (losses) on investments	9,100,993	3,321,892
Payment from affiliate	—	—
Net increase (decrease) in net assets resulting from operations	9,100,993	3,321,892
Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	4,172,898	1,497,158
Administration charges	(85,156)	(5,448)
Contingent sales charges	(38,594)	(9,180)
Contract terminations	(4,964,472)	(2,815,374)
Death benefit payments	(133,079)	(128,976)
Flexible withdrawal option payments	(704,486)	(349,434)
Transfers to other contracts	(2,993,924)	(1,262,752)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	(4,746,813)	(3,074,006)
Total increase (decrease)	4,354,180	247,886
Net assets as of December 31, 2017	$52,562,659	$31,877,671

(1) Commenced operations February 8, 2016. See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2017 and 2016

Fidelity VIP Government Money Market Initial Class Division (1)	Fidelity VIP Government Money Market Service Class Division (1)	Fidelity VIP Growth Service Class Division	Fidelity VIP Growth Service Class 2 Division	Fidelity VIP Mid Cap Service Class Division	Fidelity VIP Mid Cap Service Class 2 Division

$—	$—	$14,192,952	$9,985,318	$69,447	$19,266,260

(364,883)	(27,445)	(166,478)	(135,354)	(1,639)	(227,238)
—	1	2,018,084	1,678,730	3,654	1,329,970
—	—	(1,987,894)	(1,648,216)	63,348	984,040
(364,883)	(27,444)	(136,288)	(104,840)	65,363	2,086,772
—	—	—	—	—	—
(364,883)	(27,444)	(136,288)	(104,840)	65,363	2,086,772

77,663,254	7,084,731	699,700	1,472,598	428,662	4,075,097
(25,563)	(1,065)	(2,288)	(1,037)	—	(2,504)
(38,033)	(542)	(1,836)	(9,324)	—	(15,746)
(6,472,581)	(289,060)	(1,758,421)	(814,732)	—	(1,417,715)
(233,976)	—	(79,249)	(46,249)	—	(35,663)
(708,242)	(2)	(125,211)	(56,569)	—	(122,367)
(22,369,989)	(2,901,863)	(810,253)	(1,564,534)	—	(2,494,883)
—	—	—	—	—	—
47,814,870	3,892,199	(2,077,558)	(1,019,847)	428,662	(13,781)
47,449,987	3,864,755	(2,213,846)	(1,124,687)	494,025	2,072,991
47,449,987	3,864,755	11,979,106	8,860,631	563,472	21,339,251

(237,803)	(29,050)	(161,798)	(145,418)	(1,959)	(222,476)
—	—	1,589,025	1,310,806	27,096	1,207,601
(54)	—	2,440,232	1,755,162	85,105	3,105,502
(237,857)	(29,050)	3,867,459	2,920,550	110,242	4,090,627
—	—	—	—	—	—
(237,857)	(29,050)	3,867,459	2,920,550	110,242	4,090,627

18,297,216	7,553,914	830,295	1,377,786	—	3,665,387
(35,966)	(2,782)	(3,331)	(1,409)	—	(3,428)
(51,350)	(11,310)	(827)	(7,672)	—	(13,739)
(12,205,023)	(3,838,092)	(1,050,374)	(970,868)	—	(1,749,080)
(378,959)	—	(84,213)	(33,930)	—	(23,514)
(852,006)	(121)	(126,715)	(67,908)	—	(141,431)
(17,466,559)	(4,453,311)	(453,055)	(528,942)	—	(1,166,435)
—	—	—	—	—	—
(12,692,647)	(751,702)	(888,220)	(232,943)	—	567,760
(12,930,504)	(780,752)	2,979,239	2,687,607	110,242	4,658,387
$34,519,483	$3,084,003	$14,958,345	$11,548,238	$673,714	$25,997,638

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2017 and 2016

	Fidelity VIP Overseas Service Class 2 Division	Franklin Global Real Estate VIP Class 2 Division

Net assets as of January 1, 2016	$31,476,924	$496,713

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(71,305)	(727)
Total realized gains (losses) on investments	1,081,611	1,124
Change in net unrealized appreciation or depreciation of investments	(3,010,806)	(6,874)
Net gains (losses) on investments	(2,000,500)	(6,477)
Payment from affiliate	—	—
Net increase (decrease) in net assets resulting from operations	(2,000,500)	(6,477)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	4,799,820	212,249
Administration charges	(83,811)	(482)
Contingent sales charges	(29,831)	(83)
Contract terminations	(2,676,594)	(20,222)
Death benefit payments	(201,398)	—
Flexible withdrawal option payments	(771,973)	(196)
Transfers to other contracts	(4,199,982)	(68,991)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	(3,163,769)	122,275
Total increase (decrease)	(5,164,269)	115,798
Net assets as of December 31, 2016	26,312,655	612,511

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(74,667)	11,192
Total realized gains (losses) on investments	2,060,633	556
Change in net unrealized appreciation or depreciation of investments	4,987,065	43,611
Net gains (losses) on investments	6,973,031	55,359
Payment from affiliate	—	—
Net increase (decrease) in net assets resulting from operations	6,973,031	55,359
Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	2,756,586	114,302
Administration charges	(94,845)	(586)
Contingent sales charges	(25,112)	(156)
Contract terminations	(3,200,078)	(26,514)
Death benefit payments	(232,520)	—
Flexible withdrawal option payments	(707,261)	(391)
Transfers to other contracts	(3,334,268)	(39,297)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	(4,837,498)	47,358
Total increase (decrease)	2,135,533	102,717
Net assets as of December 31, 2017	$28,448,188	$715,228

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2017 and 2016

Franklin Rising Dividends VIP Class 4 Division	Franklin Small Cap Value VIP Class 2 Division	Goldman Sachs VIT Mid Cap Value Institutional Shares Division	Goldman Sachs VIT Mid Cap Value Service Shares Division	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Service Shares Division	Goldman Sachs VIT Small Cap Equity Insights Institutional Shares Division

$469,916	$3,252,241	$14,901,640	$468,946	$12,179	$6,193,049

(335)	(26,222)	(16,557)	(1,127)	(122)	(16,236)
40,605	481,751	193,924	(34,465)	(418)	185,703
36,118	520,702	1,387,312	88,776	534	1,052,343
76,388	976,231	1,564,679	53,184	(6)	1,221,810
—	—	—	—	—	—
76,388	976,231	1,564,679	53,184	(6)	1,221,810

374,688	2,056,174	1,310,201	100,319	608	718,509
(679)	(184)	(762)	(267)	—	(97)
(122)	(1,383)	(19,263)	(161)	(20)	(5,226)
(65,351)	(147,666)	(1,687,858)	(85,986)	(10,621)	(460,589)
—	(17,439)	(71,312)	—	—	(29,277)
(5,369)	(22,587)	(111,099)	—	(1,600)	(45,462)
(41,884)	(565,950)	(1,669,821)	(77,413)	(540)	(674,757)
—	—	—	—	—	—
261,283	1,300,965	(2,249,914)	(63,508)	(12,173)	(496,899)
337,671	2,277,196	(685,235)	(10,324)	(12,179)	724,911
807,587	5,529,437	14,216,405	458,622	—	6,917,960

1,911	(46,516)	(96,697)	(3,873)	22	(59,931)
26,214	113,984	1,503,920	24,465	—	896,498
148,110	348,953	(171,231)	25,721	(1)	(199,509)
176,235	416,421	1,235,992	46,313	21	637,058
—	—	—	—	—	—
176,235	416,421	1,235,992	46,313	21	637,058

484,132	828,455	978,196	101,775	1,519	423,828
(1,254)	(148)	(604)	(422)	—	(100)
(176)	(3,087)	(15,912)	(111)	—	(3,567)
(56,004)	(410,557)	(2,020,242)	(29,362)	—	(453,567)
(28,884)	(6,517)	(62,059)	—	—	(14,966)
(903)	(24,001)	(101,929)	(500)	—	(52,226)
(42,098)	(1,432,819)	(715,903)	(18,151)	—	(602,459)
—	—	—	—	—	—
354,813	(1,048,674)	(1,938,453)	53,229	1,519	(703,057)
531,048	(632,253)	(702,461)	99,542	1,540	(65,999)
$1,338,635	$4,897,184	$13,513,944	$558,164	$1,540	$6,851,961

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2017 and 2016

	Goldman Sachs VIT Small Cap Equity Insights Service Shares Division	Government & High Quality Bond Class 1 Division

Net assets as of January 1, 2016	$107,122	$121,664,052

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,943)	2,544,025
Total realized gains (losses) on investments	15,911	(422,316)
Change in net unrealized appreciation or depreciation of investments	32,643	(1,398,353)
Net gains (losses) on investments	46,611	723,356
Payment from affiliate	—	—
Net increase (decrease) in net assets resulting from operations	46,611	723,356
Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	222,347	12,945,849
Administration charges	(68)	(128,846)
Contingent sales charges	(8)	(50,828)
Contract terminations	(4,268)	(10,834,964)
Death benefit payments	—	(1,319,167)
Flexible withdrawal option payments	—	(2,734,786)
Transfers to other contracts	(272,750)	(10,230,665)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	(54,747)	(12,353,407)
Total increase (decrease)	(8,136)	(11,630,051)
Net assets as of December 31, 2016	98,986	110,034,001

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,029)	2,717,386
Total realized gains (losses) on investments	23,032	(1,074,041)
Change in net unrealized appreciation or depreciation of investments	(4,729)	(1,046,629)
Net gains (losses) on investments	17,274	596,716
Payment from affiliate	—	—
Net increase (decrease) in net assets resulting from operations	17,274	596,716
Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	83,591	9,824,226
Administration charges	(132)	(139,581)
Contingent sales charges	(3)	(40,299)
Contract terminations	(1,373)	(11,143,845)
Death benefit payments	—	(1,580,573)
Flexible withdrawal option payments	—	(2,424,802)
Transfers to other contracts	(11,582)	(6,877,916)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	70,501	(12,382,790)
Total increase (decrease)	87,775	(11,786,074)
Net assets as of December 31, 2017	$186,761	$98,247,927

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2017 and 2016

Government & High Quality Bond Class 2 Division	Guggenheim Floating Rate Strategies Series F Division	Guggenheim Investments Global Managed Futures Strategy Division	Guggenheim Investments Long Short Equity Division	Guggenheim Investments Multi-Hedge Strategies Division	Income Class 1 Division

$1,002,555	$787,211	$114,058	$177,354	$87,800	$582,115

36,290	40,136	2,620	(1,954)	(2,230)	80,325
(15,444)	(2,717)	(9,626)	(2,657)	(100)	(8,309)
(21,520)	30,925	(14,440)	2,294	(642)	(40,355)
(674)	68,344	(21,446)	(2,317)	(2,972)	31,661
—	—	—	—	—	—
(674)	68,344	(21,446)	(2,317)	(2,972)	31,661

840,772	936,451	95,911	53,783	388,569	4,564,533
(1,444)	(183)	(103)	(86)	(77)	(30)
(222)	(398)	(36)	(205)	(30)	(469)
(118,258)	(39,333)	(17,963)	(34,024)	(2,883)	(45,957)
—	—	—	—	—	—
(20,711)	(5,706)	(622)	(349)	(628)	(15,251)
(359,710)	(148,485)	(26,387)	(67,201)	(31,656)	(447,260)
—	—	—	—	—	—
340,427	742,346	50,800	(48,082)	353,295	4,055,566
339,753	810,690	29,354	(50,399)	350,323	4,087,227
1,342,308	1,597,901	143,412	126,955	438,123	4,669,342

38,666	29,872	246	(1,219)	(6,627)	142,155
(20,989)	4,226	(12,371)	1,033	(54)	11,340
(14,676)	4,375	20,325	16,581	17,859	12,096
3,001	38,473	8,200	16,395	11,178	165,591
—	—	—	—	—	—
3,001	38,473	8,200	16,395	11,178	165,591

379,704	1,270,254	6,003	20,793	109,466	1,457,057
(1,708)	(276)	(97)	(113)	(99)	(60)
(414)	(455)	(49)	(13)	(15)	(992)
(163,498)	(72,228)	(9,739)	(6,712)	(6,963)	(206,965)
—	—	—	—	—	—
(30,284)	(12,296)	(216)	(218)	(550)	(29,313)
(114,641)	(996,053)	(29,612)	(16,158)	(14,507)	(962,977)
—	—	—	—	—	—
69,159	188,946	(33,710)	(2,421)	87,332	256,750
72,160	227,419	(25,510)	13,974	98,510	422,341
$1,414,468	$1,825,320	$117,902	$140,929	$536,633	$5,091,683

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2017 and 2016

	Income Class 2 Division	International Emerging Markets Class 1 Division

Net assets as of January 1, 2016	$17,265	$50,664,749

Increase (decrease) in net assets
Operations:
Net investment income (loss)	24,285	(106,566)
Total realized gains (losses) on investments	2,263	(2,157,544)
Change in net unrealized appreciation or depreciation of investments	(12,937)	6,218,114
Net gains (losses) on investments	13,611	3,954,004
Payment from affiliate	—	—
Net increase (decrease) in net assets resulting from operations	13,611	3,954,004
Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	808,880	5,631,951
Administration charges	(167)	(6,073)
Contingent sales charges	(122)	(33,604)
Contract terminations	(65,141)	(4,908,619)
Death benefit payments	—	(149,899)
Flexible withdrawal option payments	—	(401,324)
Transfers to other contracts	(328,597)	(5,325,111)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	414,853	(5,192,679)
Total increase (decrease)	428,464	(1,238,675)
Net assets as of December 31, 2016	445,729	49,426,074

Increase (decrease) in net assets
Operations:
Net investment income (loss)	23,642	(61,290)
Total realized gains (losses) on investments	(7,434)	2,120,938
Change in net unrealized appreciation or depreciation of investments	3,443	16,092,740
Net gains (losses) on investments	19,651	18,152,388
Payment from affiliate	—	—
Net increase (decrease) in net assets resulting from operations	19,651	18,152,388
Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	615,281	5,360,398
Administration charges	(367)	(8,077)
Contingent sales charges	(84)	(29,711)
Contract terminations	(44,804)	(5,602,342)
Death benefit payments	—	(413,958)
Flexible withdrawal option payments	(882)	(410,480)
Transfers to other contracts	(174,519)	(6,721,549)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	394,625	(7,825,719)
Total increase (decrease)	414,276	10,326,669
Net assets as of December 31, 2017	$860,005	$59,752,743

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2017 and 2016

International Emerging Markets Class 2 Division	Invesco American Franchise Series I Division	Invesco Balanced-Risk Allocation Series II Division	Invesco Core Equity Series I Division	Invesco Global Health Care Series I Division	Invesco Global Health Care Series II Division

$33,123	$4,368,724	$191,276	$17,819,731	$10,562,192	$814,219

(83)	(51,809)	(2,252)	(95,527)	(108,354)	(12,544)
(370)	606,828	(8,035)	1,868,642	2,185,655	(44,426)
4,581	(534,066)	27,433	(302,595)	(3,382,595)	(24,204)
4,128	20,953	17,146	1,470,520	(1,305,294)	(81,174)
—	—	—	—	—	—
4,128	20,953	17,146	1,470,520	(1,305,294)	(81,174)

80,229	227,267	38,699	269,066	960,088	644,324
(15)	(792)	(202)	(2,576)	(1,431)	(1,130)
(1)	(342)	(38)	(1,653)	(965)	(174)
(285)	(327,484)	(20,247)	(1,582,706)	(890,867)	(92,631)
—	(39,460)	(3,241)	(123,721)	(7,403)	—
—	(49,134)	—	(257,193)	(118,787)	(2,472)
(1,927)	(322,127)	(20,453)	(691,778)	(1,721,008)	(518,881)
—	—	—	—	—	—
78,001	(512,072)	(5,482)	(2,390,561)	(1,780,373)	29,036
82,129	(491,119)	11,664	(920,041)	(3,085,667)	(52,138)
115,252	3,877,605	202,940	16,899,690	7,476,525	762,081

1,596	(52,793)	6,438	(46,444)	(72,280)	(10,905)
7,837	590,152	11,638	1,561,035	722,137	29,261
97,757	429,012	1,436	345,440	365,545	89,315
107,190	966,371	19,512	1,860,031	1,015,402	107,671
—	—	—	—	—	—
107,190	966,371	19,512	1,860,031	1,015,402	107,671

796,825	186,130	50,641	445,239	583,929	271,202
(269)	(911)	(263)	(2,404)	(1,255)	(1,838)
(16)	(251)	(9)	(1,327)	(676)	(113)
(1,929)	(319,284)	(4,991)	(1,684,725)	(779,136)	(55,964)
—	(96,495)	—	(135,720)	(50,348)	—
(407)	(62,613)	—	(227,731)	(106,354)	(1,749)
(81,904)	(82,718)	(1,558)	(389,060)	(680,299)	(53,377)
—	—	—	—	—	—
712,300	(376,142)	43,820	(1,995,728)	(1,034,139)	158,161
819,490	590,229	63,332	(135,697)	(18,737)	265,832
$934,742	$4,467,834	$266,272	$16,763,993	$7,457,788	$1,027,913

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2017 and 2016

	Invesco International Growth Series I Division	Invesco International Growth Series II Division

Net assets as of January 1, 2016	$10,160,725	$428,869

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(6,164)	(95)
Total realized gains (losses) on investments	134,570	(6,563)
Change in net unrealized appreciation or depreciation of investments	(308,118)	(1,775)
Net gains (losses) on investments	(179,712)	(8,433)
Payment from affiliate	—	—
Net increase (decrease) in net assets resulting from operations	(179,712)	(8,433)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	1,255,781	112,664
Administration charges	(14,193)	(330)
Contingent sales charges	(5,861)	(57)
Contract terminations	(512,127)	(30,326)
Death benefit payments	—	—
Flexible withdrawal option payments	(90,171)	(1,211)
Transfers to other contracts	(1,142,086)	(83,227)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	(508,657)	(2,487)
Total increase (decrease)	(688,369)	(10,920)
Net assets as of December 31, 2016	9,472,356	417,949

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3,595)	1,019
Total realized gains (losses) on investments	625,792	2,425
Change in net unrealized appreciation or depreciation of investments	1,265,162	96,580
Net gains (losses) on investments	1,887,359	100,024
Payment from affiliate	—	—
Net increase (decrease) in net assets resulting from operations	1,887,359	100,024
Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	763,895	193,118
Administration charges	(15,793)	(484)
Contingent sales charges	(8,974)	(134)
Contract terminations	(1,135,706)	(11,629)
Death benefit payments	(22,127)	—
Flexible withdrawal option payments	(94,815)	(7,154)
Transfers to other contracts	(1,318,589)	(26,474)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	(1,832,109)	147,243
Total increase (decrease)	55,250	247,267
Net assets as of December 31, 2017	$9,527,606	$665,216

(1) Represented the operations of Janus Aspen Enterprise Service Shares Division until May 13, 2017.
(2) Represented the operations of Janus Aspen Flexible Bond Service Shares Division until May 13, 2017.

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2017 and 2016

Invesco Mid Cap Growth Series I Division	Invesco Small Cap Equity Series I Division	Invesco Technology Series I Division	Invesco Value Opportunities Series I Division	Janus Henderson Enterprise Service Shares Division (1)	Janus Henderson Flexible Bond Service Shares Division (2)

$1,594,437	$7,927,985	$3,452,392	$4,445,303	$8,794,398	$796,255

(17,252)	(107,865)	(38,414)	(44,844)	(50,529)	17,893
707,513	480,442	238,954	1,421,247	1,389,778	(2,026)
(712,657)	369,136	(293,796)	(698,104)	(470,216)	(39,047)
(22,396)	741,713	(93,256)	678,299	869,033	(23,180)
—	—	—	—	—	—
(22,396)	741,713	(93,256)	678,299	869,033	(23,180)

116,897	693,365	254,175	566,629	513,772	1,409,114
(190)	(6,994)	(184)	(11,622)	(2,549)	(597)
(179)	(4,767)	(353)	(4,890)	(913)	(194)
(171,013)	(632,953)	(337,928)	(427,264)	(874,415)	(95,375)
(7,066)	(46,030)	(4,743)	(20,660)	(20,601)	(3,184)
(18,254)	(94,515)	(33,569)	(73,940)	(60,097)	(4,108)
(390,288)	(877,838)	(546,756)	(593,505)	(522,172)	(145,591)
—	—	—	—	—	—
(470,093)	(969,732)	(669,358)	(565,252)	(966,975)	1,160,065
(492,489)	(228,019)	(762,614)	113,047	(97,942)	1,136,885
1,101,948	7,699,966	2,689,778	4,558,350	8,696,456	1,933,140

(15,353)	(110,489)	(43,440)	(46,386)	(71,517)	26,446
182,604	543,883	318,145	82,415	1,545,432	(9,552)
54,010	478,000	625,794	605,470	615,286	21,710
221,261	911,394	900,499	641,499	2,089,201	38,604
—	—	—	—	—	—
221,261	911,394	900,499	641,499	2,089,201	38,604

181,711	553,725	794,665	246,797	459,960	600,924
(206)	(8,981)	(282)	(13,604)	(2,435)	(919)
(149)	(3,804)	(277)	(3,230)	(767)	(280)
(188,862)	(671,080)	(351,498)	(408,710)	(973,844)	(97,126)
—	(1,309)	(29,135)	(19,482)	(18,522)	—
(17,099)	(102,338)	(45,325)	(66,970)	(61,674)	(14,781)
(89,720)	(523,029)	(266,170)	(549,771)	(413,079)	(294,919)
—	—	—	—	—	—
(114,325)	(756,816)	101,978	(814,970)	(1,010,361)	192,899
106,936	154,578	1,002,477	(173,471)	1,078,840	231,503
$1,208,884	$7,854,544	$3,692,255	$4,384,879	$9,775,296	$2,164,643

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2017 and 2016

	LargeCap Growth Class 1 Division	LargeCap Growth Class 2 Division

Net assets as of January 1, 2016	$49,543,081	$442,067

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(437,826)	(5,089)
Total realized gains (losses) on investments	2,836,336	(13,002)
Change in net unrealized appreciation or depreciation of investments	(5,445,756)	(5,229)
Net gains (losses) on investments	(3,047,246)	(23,320)
Payment from affiliate	—	—
Net increase (decrease) in net assets resulting from operations	(3,047,246)	(23,320)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	3,153,392	361,389
Administration charges	(29,896)	(397)
Contingent sales charges	(18,266)	(380)
Contract terminations	(5,859,745)	(202,634)
Death benefit payments	(412,469)	—
Flexible withdrawal option payments	(601,898)	(1,910)
Transfers to other contracts	(2,405,065)	(267,460)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	(6,173,947)	(111,392)
Total increase (decrease)	(9,221,193)	(134,712)
Net assets as of December 31, 2016	40,321,888	307,355

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(396,229)	(4,483)
Total realized gains (losses) on investments	2,946,872	9,579
Change in net unrealized appreciation or depreciation of investments	10,242,408	111,167
Net gains (losses) on investments	12,793,051	116,263
Payment from affiliate	—	—
Net increase (decrease) in net assets resulting from operations	12,793,051	116,263
Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	2,112,519	314,906
Administration charges	(32,062)	(674)
Contingent sales charges	(9,197)	(59)
Contract terminations	(3,783,753)	(31,436)
Death benefit payments	(382,142)	—
Flexible withdrawal option payments	(575,641)	(3,816)
Transfers to other contracts	(2,073,598)	(21,027)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	(4,743,874)	257,894
Total increase (decrease)	8,049,177	374,157
Net assets as of December 31, 2017	$48,371,065	$681,512

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2017 and 2016

LargeCap Growth I Class 1 Division	LargeCap Growth I Class 2 Division	LargeCap S&P 500 Index Class 1 Division	LargeCap S&P 500 Index Class 2 Division	LargeCap Value Class 1 Division	LargeCap Value Class 2 Division

$105,641,855	$490,954	$92,317,286	$150,988	$79,222,760	$10,361

(1,281,333)	(4,186)	313,646	3,011	512,620	35
11,991,263	(45,672)	8,550,924	17,020	2,124,394	377
(10,989,531)	63,377	(188,275)	23,392	2,046,436	1,656
(279,601)	13,519	8,676,295	43,423	4,683,450	2,068
—	—	—	—	—	—
(279,601)	13,519	8,676,295	43,423	4,683,450	2,068

4,625,058	399,572	8,574,568	726,822	3,914,255	43,482
(27,091)	(136)	(46,340)	(275)	(47,430)	(26)
(22,438)	(19)	(39,864)	(191)	(26,555)	—
(8,379,317)	(9,938)	(7,620,120)	(101,879)	(8,144,463)	(179)
(874,187)	—	(788,537)	—	(1,079,842)	—
(988,357)	(232)	(1,209,170)	(877)	(1,090,972)	—
(5,175,177)	(766,594)	(6,993,776)	(52,034)	(2,926,955)	(83)
—	—	—	—	—	—
(10,841,509)	(377,347)	(8,123,239)	571,566	(9,401,962)	43,194
(11,121,110)	(363,828)	553,056	614,989	(4,718,512)	45,262
94,520,745	127,126	92,870,342	765,977	74,504,248	55,623

(1,343,021)	(4,266)	333,061	17,881	570,037	1,668
10,107,471	26,229	8,176,820	71,064	4,910,994	9,588
20,061,177	65,761	9,376,808	252,908	5,157,100	14,505
28,825,627	87,724	17,886,689	341,853	10,638,131	25,761
—	—	—	—	—	—
28,825,627	87,724	17,886,689	341,853	10,638,131	25,761

3,325,404	518,780	8,528,674	2,320,602	2,030,162	245,227
(28,376)	(453)	(51,674)	(1,452)	(55,180)	(191)
(22,554)	(30)	(32,551)	(2,698)	(12,254)	(1)
(8,760,176)	(15,889)	(8,327,175)	(132,036)	(6,284,281)	(546)
(567,145)	—	(286,337)	(6,415)	(564,285)	—
(1,033,184)	(970)	(1,269,966)	(4,440)	(1,046,592)	(1,200)
(4,096,406)	(13,827)	(4,927,180)	(46,348)	(2,236,620)	(99)
—	—	—	—	—	—
(11,182,437)	487,611	(6,366,209)	2,127,213	(8,169,050)	243,190
17,643,190	575,335	11,520,480	2,469,066	2,469,081	268,951
$112,163,935	$702,461	$104,390,822	$3,235,043	$76,973,329	$324,574

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2017 and 2016

	MFS International Value Service Class Division	MFS New Discovery Service Class Division

Net assets as of January 1, 2016	$1,563,353	$1,253,361

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,128	(14,581)
Total realized gains (losses) on investments	75,712	(86,098)
Change in net unrealized appreciation or depreciation of investments	(3,909)	141,978
Net gains (losses) on investments	72,931	41,299
Payment from affiliate	—	—
Net increase (decrease) in net assets resulting from operations	72,931	41,299
Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	2,655,953	234,923
Administration charges	(613)	(89)
Contingent sales charges	(224)	(411)
Contract terminations	(43,572)	(72,390)
Death benefit payments	—	(11,065)
Flexible withdrawal option payments	(20,711)	(13,223)
Transfers to other contracts	(919,373)	(401,098)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	1,671,460	(263,353)
Total increase (decrease)	1,744,391	(222,054)
Net assets as of December 31, 2016	3,307,744	1,031,307

Increase (decrease) in net assets
Operations:
Net investment income (loss)	7,433	(17,026)
Total realized gains (losses) on investments	221,878	16,349
Change in net unrealized appreciation or depreciation of investments	865,803	263,843
Net gains (losses) on investments	1,095,114	263,166
Payment from affiliate	—	—
Net increase (decrease) in net assets resulting from operations	1,095,114	263,166
Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	3,850,283	303,618
Administration charges	(1,250)	(127)
Contingent sales charges	(1,094)	(314)
Contract terminations	(288,046)	(39,867)
Death benefit payments	—	—
Flexible withdrawal option payments	(35,757)	(21,395)
Transfers to other contracts	(1,229,260)	(39,340)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	2,294,876	202,575
Total increase (decrease)	3,389,990	465,741
Net assets as of December 31, 2017	$6,697,734	$1,497,048

(1) Commenced operations May 23, 2016. See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2017 and 2016

MFS Utilities Service Class Division	MFS Value Service Class Division	MidCap Class 1 Division	Multi-Asset Income Class 1 Division (1)	Multi-Asset Income Class 2 Division (1)	Neuberger Berman AMT Large Cap Value Class I Division

$10,898,121	$5,167,926	$339,892,141	$—	$—	$4,047,878

265,030	18,843	(2,948,315)	(618)	—	(27,525)
(74,483)	700,798	76,313,465	(74)	—	582,370
805,522	(77,828)	(45,577,816)	645	—	421,981
996,069	641,813	27,787,334	(47)	—	976,826
—	—	—	—	—	—
996,069	641,813	27,787,334	(47)	—	976,826

2,685,902	1,860,590	12,388,654	210,380	—	998,272
(1,401)	(186)	(273,416)	—	—	(860)
(9,677)	(3,479)	(129,138)	(21)	—	(7,057)
(1,073,751)	(304,020)	(29,521,158)	(19,979)	—	(616,620)
(13,740)	—	(2,175,286)	—	—	(6,890)
(86,362)	(72,709)	(4,686,174)	(590)	—	(18,700)
(1,565,712)	(1,509,739)	(19,020,230)	(19,316)	—	(380,267)
—	—	—	—	—	—
(64,741)	(29,543)	(43,416,748)	170,474	—	(32,122)
931,328	612,270	(15,629,414)	170,427	—	944,704
11,829,449	5,780,196	324,262,727	170,427	—	4,992,582

351,510	15,082	(2,607,109)	530	(1)	(40,734)
(113,320)	369,630	44,640,452	1,617	—	428,225
1,283,547	489,048	30,724,255	13,675	49	124,352
1,521,737	873,760	72,757,598	15,822	48	511,843
—	—	—	—	—	—
1,521,737	873,760	72,757,598	15,822	48	511,843

1,769,494	1,075,241	11,283,093	7,429	13,763	231,916
(1,790)	(335)	(295,954)	(30)	—	(853)
(8,035)	(4,924)	(110,634)	(2)	—	(3,936)
(1,034,106)	(623,142)	(31,046,790)	(260)	—	(498,069)
(6,057)	—	(2,400,922)	—	—	(39,092)
(105,114)	(68,910)	(4,723,769)	(3,482)	—	(20,802)
(689,574)	(792,978)	(17,878,139)	(29,067)	—	(611,659)
—	—	—	—	—	—
(75,182)	(415,048)	(45,173,115)	(25,412)	13,763	(942,495)
1,446,555	458,712	27,584,483	(9,590)	13,811	(430,652)
$13,276,004	$6,238,908	$351,847,210	$160,837	$13,811	$4,561,930

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2017 and 2016

	Neuberger Berman AMT Mid Cap Growth Portfolio Class S Division	Neuberger Berman AMT Socially Responsive Class I Division

Net assets as of January 1, 2016	$2,745,675	$5,077,342

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(35,449)	(36,291)
Total realized gains (losses) on investments	77,355	461,609
Change in net unrealized appreciation or depreciation of investments	7,209	(72,636)
Net gains (losses) on investments	49,115	352,682
Payment from affiliate	—	—
Net increase (decrease) in net assets resulting from operations	49,115	352,682
Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	395,379	332,815
Administration charges	(2,481)	(14,813)
Contingent sales charges	(3,334)	(5,215)
Contract terminations	(293,323)	(455,656)
Death benefit payments	—	(11,876)
Flexible withdrawal option payments	(22,156)	(118,700)
Transfers to other contracts	(421,322)	(593,209)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	(347,237)	(866,654)
Total increase (decrease)	(298,122)	(513,972)
Net assets as of December 31, 2016	2,447,553	4,563,370

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(35,262)	(41,108)
Total realized gains (losses) on investments	84,268	502,769
Change in net unrealized appreciation or depreciation of investments	461,386	224,431
Net gains (losses) on investments	510,392	686,092
Payment from affiliate	—	—
Net increase (decrease) in net assets resulting from operations	510,392	686,092
Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	360,076	212,616
Administration charges	(2,469)	(17,542)
Contingent sales charges	(4,181)	(4,049)
Contract terminations	(541,181)	(512,387)
Death benefit payments	(27,665)	(17,222)
Flexible withdrawal option payments	(17,781)	(113,367)
Transfers to other contracts	(126,238)	(442,376)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	(359,439)	(894,327)
Total increase (decrease)	150,953	(208,235)
Net assets as of December 31, 2017	$2,598,506	$4,355,135

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2017 and 2016

Oppenheimer Main Street Small Cap Service Shares Division	PIMCO All Asset Administrative Class Division	PIMCO All Asset Advisor Class Division	PIMCO Commodity Real Return Strategy M Class Division	PIMCO High Yield Administrative Class Division	PIMCO Low Duration Advisor Class Division

$561,373	$4,147,238	$—	$12,559	$15,655,710	$360,732

(5,910)	44,907	675	(81)	688,459	34
(22,082)	(210,507)	78	(1,417)	(188,859)	(7,420)
114,280	591,652	1,215	1,704	1,317,754	6,434
86,288	426,052	1,968	206	1,817,354	(952)
—	—	—	—	—	—
86,288	426,052	1,968	206	1,817,354	(952)

113,601	428,785	51,229	32,342	7,527,227	318,009
(70)	(118)	(13)	—	(1,252)	(28)
(54)	(3,614)	—	(11)	(10,958)	(154)
(51,524)	(315,772)	—	(6,026)	(1,078,729)	(20,162)
—	(4,170)	—	—	(36,100)	—
(2,355)	(50,188)	—	(800)	(228,570)	(5,929)
(151,980)	(790,380)	(511)	(26,541)	(2,328,639)	(336,227)
—	—	—	—	—	—
(92,382)	(735,457)	50,705	(1,036)	3,842,979	(44,491)
(6,094)	(309,405)	52,673	(830)	5,660,333	(45,443)
555,279	3,837,833	52,673	11,729	21,316,043	315,289

(3,797)	116,507	2,593	1,017	767,047	(342)
32,263	(72,746)	280	(140)	(83,616)	(758)
39,996	382,628	4,509	(865)	422,031	374
68,462	426,389	7,382	12	1,105,462	(726)
—	—	—	—	—	—
68,462	426,389	7,382	12	1,105,462	(726)

83,556	255,465	38,497	490	3,311,815	226,717
(108)	(86)	(29)	—	(2,115)	(40)
(36)	(1,959)	—	—	(10,907)	(188)
(46,045)	(247,953)	—	—	(1,411,094)	(32,384)
—	—	—	—	(51,266)	(267)
(1,202)	(61,170)	—	—	(313,950)	(623)
(57,779)	(520,218)	(711)	(1,604)	(2,212,594)	(115,308)
—	—	—	—	—	—
(21,614)	(575,921)	37,757	(1,114)	(690,111)	77,907
46,848	(149,532)	45,139	(1,102)	415,351	77,181
$602,127	$3,688,301	$97,812	$10,627	$21,731,394	$392,470

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2017 and 2016

	PIMCO Total Return Administrative Class Division	Principal Capital Appreciation Class 1 Division

Net assets as of January 1, 2016	$27,066,926	$116,745,107

Increase (decrease) in net assets
Operations:
Net investment income (loss)	176,374	(302,590)
Total realized gains (losses) on investments	(296,729)	921,499
Change in net unrealized appreciation or depreciation of investments	463,639	7,379,260
Net gains (losses) on investments	343,284	7,998,169
Payment from affiliate	—	—
Net increase (decrease) in net assets resulting from operations	343,284	7,998,169
Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	3,932,950	7,925,340
Administration charges	(2,520)	(190,108)
Contingent sales charges	(21,304)	(76,968)
Contract terminations	(2,000,572)	(10,028,274)
Death benefit payments	(152,427)	(1,141,703)
Flexible withdrawal option payments	(356,443)	(2,389,609)
Transfers to other contracts	(2,819,732)	(9,232,571)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	(1,420,048)	(15,133,893)
Total increase (decrease)	(1,076,764)	(7,135,724)
Net assets as of December 31, 2016	25,990,162	109,609,383

Increase (decrease) in net assets
Operations:
Net investment income (loss)	154,001	(152,418)
Total realized gains (losses) on investments	(297,195)	2,313,452
Change in net unrealized appreciation or depreciation of investments	1,015,550	17,218,286
Net gains (losses) on investments	872,356	19,379,320
Payment from affiliate	—	—
Net increase (decrease) in net assets resulting from operations	872,356	19,379,320
Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	4,188,866	4,658,041
Administration charges	(2,127)	(212,626)
Contingent sales charges	(21,823)	(67,213)
Contract terminations	(2,722,149)	(11,215,730)
Death benefit payments	(33,930)	(764,030)
Flexible withdrawal option payments	(428,581)	(2,259,867)
Transfers to other contracts	(1,826,638)	(6,572,963)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	(846,382)	(16,434,388)
Total increase (decrease)	25,974	2,944,932
Net assets as of December 31, 2017	$26,016,136	$112,554,315

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2017 and 2016

Principal Capital Appreciation Class 2 Division	Principal LifeTime 2010 Class 1 Division	Principal LifeTime 2020 Class 1 Division	Principal LifeTime 2020 Class 2 Division	Principal LifeTime 2030 Class 1 Division	Principal LifeTime 2030 Class 2 Division

$632,233	$28,520,977	$117,717,726	$15,521	$68,801,944	$16,387

(1,114)	200,965	591,619	70	106,401	139
18,615	1,024,376	4,114,142	453	4,662,850	1,389
43,982	(179,273)	(30,737)	81	(2,138,404)	879
61,483	1,046,068	4,675,024	604	2,630,847	2,407
—	—	—	—	—	—
61,483	1,046,068	4,675,024	604	2,630,847	2,407

569,906	2,417,910	9,314,862	464	4,243,168	67,980
(640)	(73,730)	(425,978)	—	(270,318)	(40)
(303)	(24,217)	(96,549)	—	(42,186)	—
(161,426)	(2,330,017)	(9,003,730)	—	(4,133,534)	—
—	(120,278)	(832,281)	—	(234,898)	—
(1,874)	(1,163,603)	(3,500,869)	—	(1,068,712)	(945)
(667,719)	(1,375,525)	(10,083,009)	(460)	(4,961,806)	(3,692)
—	—	—	—	—	—
(262,056)	(2,669,460)	(14,627,554)	4	(6,468,286)	63,303
(200,573)	(1,623,392)	(9,952,530)	608	(3,837,439)	65,710
431,660	26,897,585	107,765,196	16,129	64,964,505	82,097

765	201,320	575,752	3,052	88,547	3,694
16,032	2,333,106	4,660,759	3,080	2,618,624	8,745
100,831	(94,688)	8,148,882	16,952	7,533,535	46,998
117,628	2,439,738	13,385,393	23,084	10,240,706	59,437
—	—	—	—	—	—
117,628	2,439,738	13,385,393	23,084	10,240,706	59,437

544,638	655,192	2,896,540	635,984	8,530,112	772,926
(1,117)	(81,924)	(493,486)	(120)	(332,634)	(623)
(127)	(22,565)	(66,066)	(31)	(38,075)	(38)
(51,854)	(3,261,629)	(9,307,127)	(1,441)	(5,281,538)	(5,280)
(957)	(158,043)	(88,096)	—	(254,056)	—
(4,589)	(994,928)	(3,310,281)	—	(1,178,078)	(10,545)
(36,111)	(1,175,993)	(5,887,743)	(197)	(8,186,305)	(46,221)
—	—	—	—	—	—
449,883	(5,039,890)	(16,256,259)	634,195	(6,740,574)	710,219
567,511	(2,600,152)	(2,870,866)	657,279	3,500,132	769,656
$999,171	$24,297,433	$104,894,330	$673,408	$68,464,637	$851,753

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2017 and 2016

	Principal LifeTime 2040 Class 1 Division	Principal LifeTime 2040 Class 2 Division

Net assets as of January 1, 2016	$13,718,518	$494

Increase (decrease) in net assets
Operations:
Net investment income (loss)	8,408	(347)
Total realized gains (losses) on investments	965,309	1,806
Change in net unrealized appreciation or depreciation of investments	(418,422)	1,848
Net gains (losses) on investments	555,295	3,307
Payment from affiliate	—	—
Net increase (decrease) in net assets resulting from operations	555,295	3,307
Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	1,245,774	156,906
Administration charges	(5,015)	(24)
Contingent sales charges	(12,878)	(75)
Contract terminations	(1,210,098)	(39,925)
Death benefit payments	(1,964)	—
Flexible withdrawal option payments	(29,911)	—
Transfers to other contracts	(373,600)	—
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	(387,692)	116,882
Total increase (decrease)	167,603	120,189
Net assets as of December 31, 2016	13,886,121	120,683

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(11,133)	1,070
Total realized gains (losses) on investments	536,684	6,100
Change in net unrealized appreciation or depreciation of investments	1,979,817	36,412
Net gains (losses) on investments	2,505,368	43,582
Payment from affiliate	—	—
Net increase (decrease) in net assets resulting from operations	2,505,368	43,582
Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	514,288	233,457
Administration charges	(4,905)	(558)
Contingent sales charges	(7,905)	(37)
Contract terminations	(1,081,633)	(19,963)
Death benefit payments	(154,297)	—
Flexible withdrawal option payments	(29,642)	—
Transfers to other contracts	(463,308)	(308)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	(1,227,402)	212,591
Total increase (decrease)	1,277,966	256,173
Net assets as of December 31, 2017	$15,164,087	$376,856

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2017 and 2016

Principal LifeTime 2050 Class 1 Division	Principal LifeTime 2050 Class 2 Division	Principal LifeTime Strategic Income Class 1 Division	Real Estate Securities Class 1 Division	Real Estate Securities Class 2 Division	Rydex Basic Materials Division

$8,936,895	$25,451	$17,075,093	$81,336,745	$1,732,909	$—

(7,877)	50	174,235	7,603	(5,944)	(1,995)
610,752	1,522	443,415	11,562,947	155,183	4,582
(258,009)	(5)	(65,598)	(8,121,242)	(152,839)	9,461
344,866	1,567	552,052	3,449,308	(3,600)	12,048
—	—	—	—	—	—
344,866	1,567	552,052	3,449,308	(3,600)	12,048

879,715	57,094	1,394,726	9,311,718	2,974,820	328,879
(4,422)	(40)	(35,860)	(19,957)	(1,713)	(6)
(4,378)	—	(13,270)	(40,585)	(829)	—
(393,028)	—	(1,285,002)	(7,180,096)	(442,223)	—
—	—	(183,689)	(710,925)	—	—
(37,372)	—	(678,789)	(864,282)	(11,618)	—
(480,280)	(6)	(733,660)	(7,727,991)	(296,676)	(1,062)
—	—	—	—	—	—
(39,765)	57,048	(1,535,544)	(7,232,118)	2,221,761	327,811
305,101	58,615	(983,492)	(3,782,810)	2,218,161	339,859
9,241,996	84,066	16,091,601	77,553,935	3,951,070	339,859

(13,252)	3,611	139,438	274,282	2,145	(2,478)
252,747	4,202	475,645	10,816,801	82,729	5,093
1,665,168	61,882	461,286	(5,487,924)	62,286	69,026
1,904,663	69,695	1,076,369	5,603,159	147,160	71,641
—	—	—	—	—	—
1,904,663	69,695	1,076,369	5,603,159	147,160	71,641

796,107	642,804	1,110,256	5,625,419	820,956	48,152
(4,214)	(618)	(40,351)	(15,384)	(2,262)	(115)
(3,614)	(22)	(6,669)	(31,841)	(475)	(6)
(501,336)	(11,753)	(1,164,080)	(7,500,315)	(253,463)	(2,959)
—	—	(90,435)	(463,650)	—	—
(37,286)	—	(606,580)	(788,294)	(15,181)	—
(109,338)	(6,549)	(1,186,346)	(4,665,404)	(2,111,029)	(16,771)
—	—	—	—	—	—
140,319	623,862	(1,984,205)	(7,839,469)	(1,561,454)	28,301
2,044,982	693,557	(907,836)	(2,236,310)	(1,414,294)	99,942
$11,286,978	$777,623	$15,183,765	$75,317,625	$2,536,776	$439,801

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2017 and 2016

	Rydex Commodities Strategy Division	Rydex NASDAQ 100 Division

Net assets as of January 1, 2016	$76,970	$646,151

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2,942)	(7,467)
Total realized gains (losses) on investments	(4,605)	48,007
Change in net unrealized appreciation or depreciation of investments	30,537	(19,101)
Net gains (losses) on investments	22,990	21,439
Payment from affiliate	—	—
Net increase (decrease) in net assets resulting from operations	22,990	21,439
Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	414,915	128,092
Administration charges	(7)	(773)
Contingent sales charges	(1,241)	(56)
Contract terminations	(108,430)	(29,816)
Death benefit payments	—	—
Flexible withdrawal option payments	(383)	(1,992)
Transfers to other contracts	(135,184)	(181,953)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	169,670	(86,498)
Total increase (decrease)	192,660	(65,059)
Net assets as of December 31, 2016	269,630	581,092

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4,211)	(10,804)
Total realized gains (losses) on investments	(3,731)	65,436
Change in net unrealized appreciation or depreciation of investments	12,981	146,284
Net gains (losses) on investments	5,039	200,916
Payment from affiliate	—	—
Net increase (decrease) in net assets resulting from operations	5,039	200,916
Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	106,384	662,863
Administration charges	(9)	(1,420)
Contingent sales charges	(186)	(75)
Contract terminations	(29,946)	(37,422)
Death benefit payments	—	—
Flexible withdrawal option payments	(2,088)	(960)
Transfers to other contracts	(77,512)	(46,390)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	(3,357)	576,596
Total increase (decrease)	1,682	777,512
Net assets as of December 31, 2017	$271,312	$1,358,604

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2017 and 2016

SAM Balanced Portfolio Class 1 Division	SAM Balanced Portfolio Class 2 Division	SAM Conservative Balanced Portfolio Class 1 Division	SAM Conservative Balanced Portfolio Class 2 Division	SAM Conservative Growth Portfolio Class 1 Division	SAM Conservative Growth Portfolio Class 2 Division

$598,643,366	$3,759,160	$150,875,233	$3,002,012	$100,958,357	$5,521,966

3,780,190	36,692	1,549,910	32,784	(20,146)	(1,817)
47,862,357	(17,552)	6,777,881	85,187	7,671,391	213,408
(22,647,532)	220,566	(1,536,046)	33,535	(2,525,153)	90,753
28,995,015	239,706	6,791,745	151,506	5,126,092	302,344
—	—	—	—	—	—
28,995,015	239,706	6,791,745	151,506	5,126,092	302,344

36,727,484	1,562,219	10,531,121	267,520	12,283,398	801,341
(2,567,741)	(5,852)	(385,735)	(4,385)	(12,432)	(12,502)
(591,420)	(496)	(145,772)	(507)	(86,116)	(477)
(56,807,971)	(264,872)	(15,577,844)	(270,713)	(9,136,371)	(254,239)
(3,532,938)	(9,476)	(601,054)	—	(144,134)	(9,490)
(13,619,314)	(92,360)	(3,649,968)	(17,505)	(885,311)	(67,897)
(46,071,264)	(1,536,849)	(10,117,855)	(54,183)	(9,167,902)	(468,050)
—	—	—	—	—	—
(86,463,164)	(347,686)	(19,947,107)	(79,773)	(7,148,868)	(11,314)
(57,468,149)	(107,980)	(13,155,362)	71,733	(2,022,776)	291,030
541,175,217	3,651,180	137,719,871	3,073,745	98,935,581	5,812,996

3,740,916	50,979	1,707,546	64,928	103,204	20,611
21,998,441	127,530	3,300,675	(16,261)	4,990,397	121,643
43,013,767	538,177	7,632,647	290,776	12,066,901	1,015,640
68,753,124	716,686	12,640,868	339,443	17,160,502	1,157,894
—	—	—	—	—	—
68,753,124	716,686	12,640,868	339,443	17,160,502	1,157,894

33,722,654	5,563,270	7,340,485	2,622,098	6,733,464	2,386,466
(3,001,980)	(8,873)	(439,968)	(7,125)	(11,967)	(19,978)
(393,293)	(1,379)	(128,937)	(567)	(55,044)	(651)
(54,236,599)	(249,009)	(18,577,945)	(217,385)	(8,568,406)	(271,826)
(4,342,468)	(32,880)	(1,420,103)	(57,864)	(1,584,806)	(42,270)
(13,534,018)	(111,544)	(3,359,004)	(14,059)	(893,682)	(65,476)
(32,119,214)	(380,178)	(5,426,108)	(534,573)	(4,995,346)	(478,617)
—	—	—	—	—	—
(73,904,918)	4,779,407	(22,011,580)	1,790,525	(9,375,787)	1,507,648
(5,151,794)	5,496,093	(9,370,712)	2,129,968	7,784,715	2,665,542
$536,023,423	$9,147,273	$128,349,159	$5,203,713	$106,720,296	$8,478,538

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2017 and 2016

	SAM Flexible Income Portfolio Class 1 Division	SAM Flexible Income Portfolio Class 2 Division

Net assets as of January 1, 2016	$170,645,344	$4,421,092

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3,059,733	73,214
Total realized gains (losses) on investments	4,002,680	(43,380)
Change in net unrealized appreciation or depreciation of investments	1,694,802	201,730
Net gains (losses) on investments	8,757,215	231,564
Payment from affiliate	—	—
Net increase (decrease) in net assets resulting from operations	8,757,215	231,564
Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	22,113,236	1,215,683
Administration charges	(237,173)	(4,655)
Contingent sales charges	(143,347)	(2,519)
Contract terminations	(14,769,194)	(1,343,642)
Death benefit payments	(2,691,047)	(91,256)
Flexible withdrawal option payments	(4,052,173)	(67,708)
Transfers to other contracts	(15,457,280)	(61,330)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	(15,236,978)	(355,427)
Total increase (decrease)	(6,479,763)	(123,863)
Net assets as of December 31, 2016	164,165,581	4,297,229

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3,034,291	128,544
Total realized gains (losses) on investments	2,455,649	(34,136)
Change in net unrealized appreciation or depreciation of investments	5,304,303	252,324
Net gains (losses) on investments	10,794,243	346,732
Payment from affiliate	—	—
Net increase (decrease) in net assets resulting from operations	10,794,243	346,732
Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	20,050,954	5,069,721
Administration charges	(253,764)	(7,661)
Contingent sales charges	(108,619)	(1,870)
Contract terminations	(16,213,458)	(776,356)
Death benefit payments	(2,132,400)	(497,285)
Flexible withdrawal option payments	(3,877,179)	(93,195)
Transfers to other contracts	(12,720,115)	(241,125)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	(15,254,581)	3,452,229
Total increase (decrease)	(4,460,338)	3,798,961
Net assets as of December 31, 2017	$159,705,243	$8,096,190

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2017 and 2016

SAM Strategic Growth Portfolio Class 1 Division	SAM Strategic Growth Portfolio Class 2 Division	Short-Term Income Class 1 Division	Short-Term Income Class 2 Division	SmallCap Class 1 Division	SmallCap Class 2 Division

$66,772,764	$1,650,363	$108,511,943	$774,746	$116,458,571	$785,090

(34,938)	(1,083)	723,718	12,478	(1,195,802)	(10,204)
5,447,979	(9,742)	27,358	(13,026)	7,448,473	12,823
(2,681,020)	90,513	24,748	8,372	9,897,300	146,041
2,732,021	79,688	775,824	7,824	16,149,971	148,660
—	—	—	—	—	—
2,732,021	79,688	775,824	7,824	16,149,971	148,660

6,813,435	1,508,489	17,746,454	934,543	6,860,115	320,798
(10,331)	(1,752)	(297,075)	(1,279)	(94,655)	(1,101)
(49,267)	(129)	(87,168)	(187)	(58,120)	(153)
(4,852,442)	(68,839)	(9,754,607)	(100,005)	(11,096,356)	(81,518)
(176,328)	(9,498)	(839,961)	(3,154)	(684,710)	—
(419,727)	(27,983)	(3,539,062)	(7,359)	(1,592,611)	(22,058)
(8,117,433)	(422,102)	(12,957,992)	(542,233)	(9,849,985)	(279,046)
—	—	—	—	—	—
(6,812,093)	978,186	(9,729,411)	280,326	(16,516,322)	(63,078)
(4,080,072)	1,057,874	(8,953,587)	288,150	(366,351)	85,582
62,692,692	2,708,237	99,558,356	1,062,896	116,092,220	870,672

(40,639)	5,280	498,076	213	(1,062,459)	(8,827)
4,140,609	78,527	102,246	9,738	4,737,378	6,025
7,946,279	589,608	354,440	(1,086)	8,206,537	101,266
12,046,249	673,415	954,762	8,865	11,881,456	98,464
—	—	—	—	—	—
12,046,249	673,415	954,762	8,865	11,881,456	98,464

4,747,721	2,065,697	12,313,866	2,685,702	5,510,921	366,153
(10,048)	(4,323)	(328,473)	(2,126)	(106,470)	(1,266)
(58,530)	(556)	(68,965)	(3,669)	(42,393)	(163)
(7,851,714)	(221,015)	(10,300,109)	(1,939,474)	(12,189,630)	(55,799)
(115,748)	—	(1,074,986)	—	(616,602)	—
(424,124)	(26,399)	(3,240,521)	(22,962)	(1,512,201)	(17,484)
(4,643,457)	(117,141)	(10,447,820)	(316,538)	(6,932,169)	(246,915)
—	—	—	—	—	—
(8,355,900)	1,696,263	(13,147,008)	400,933	(15,888,544)	44,526
3,690,349	2,369,678	(12,192,246)	409,798	(4,007,088)	142,990
$66,383,041	$5,077,915	$87,366,110	$1,472,694	$112,085,132	$1,013,662

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2017 and 2016

	T. Rowe Price Blue Chip Growth Portfolio II Division	T. Rowe Price Health Sciences Portfolio II Division

Net assets as of January 1, 2016	$16,983,602	$35,402,743

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(240,478)	(417,513)
Total realized gains (losses) on investments	1,359,449	3,547,505
Change in net unrealized appreciation or depreciation of investments	(1,257,312)	(7,270,684)
Net gains (losses) on investments	(138,341)	(4,140,692)
Payment from affiliate	—	—
Net increase (decrease) in net assets resulting from operations	(138,341)	(4,140,692)
Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	3,730,658	3,654,681
Administration charges	(14,952)	(10,240)
Contingent sales charges	(12,594)	(21,632)
Contract terminations	(1,100,436)	(1,890,151)
Death benefit payments	(59,886)	(7,670)
Flexible withdrawal option payments	(178,992)	(265,941)
Transfers to other contracts	(2,701,992)	(7,803,286)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	(338,194)	(6,344,239)
Total increase (decrease)	(476,535)	(10,484,931)
Net assets as of December 31, 2016	16,507,067	24,917,812

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(286,678)	(398,096)
Total realized gains (losses) on investments	1,414,233	2,947,066
Change in net unrealized appreciation or depreciation of investments	4,462,163	3,529,025
Net gains (losses) on investments	5,589,718	6,077,995
Payment from affiliate	—	—
Net increase (decrease) in net assets resulting from operations	5,589,718	6,077,995
Policy related transactions:
Purchase payments, less sales charges, per payment fees and applicable premium taxes	3,027,969	3,556,516
Administration charges	(18,793)	(11,638)
Contingent sales charges	(9,702)	(18,918)
Contract terminations	(1,227,767)	(2,394,010)
Death benefit payments	(38,345)	(65,568)
Flexible withdrawal option payments	(202,518)	(271,615)
Transfers to other contracts	(1,999,392)	(3,483,627)
Annuity payments	—	—
Increase (decrease) in net assets from policy related transactions	(468,548)	(2,688,860)
Total increase (decrease)	5,121,170	3,389,135
Net assets as of December 31, 2017	$21,628,237	$28,306,947

See accompanying notes.

Principal Life Insurance Company
Separate Account B

Statements of Changes in Net Assets

Years ended December 31, 2017 and 2016

Templeton Global Bond VIP Class 4 Division	Templeton Growth VIP Class 2 Division	The Merger Fund Division	VanEck Global Hard Assets Class S Division

$1,072,128	$869,180	$—	$5,127,012

(14,487)	9,776	—	(70,199)
(38,664)	35,795	—	(518,970)
73,599	24,739	—	2,838,392
20,448	70,310	—	2,249,223
—	—	—	—
20,448	70,310	—	2,249,223

371,701	27,980	—	2,591,022
(614)	—	—	(626)
(408)	(98)	—	(4,370)
(143,578)	(74,885)	—	(452,858)
—	(8,812)	—	(18,883)
(1,442)	(9,457)	—	(43,067)
(133,095)	(20,661)	—	(1,430,937)
—	—	—	—
92,564	(85,933)	—	640,281
113,012	(15,623)	—	2,889,504
1,185,140	853,557	—	8,016,516

(20,464)	6,783	(29)	(89,672)
(3,741)	17,515	—	(676,405)
16,653	117,643	28	441,557
(7,552)	141,941	(1)	(324,520)
—	—	—	—
(7,552)	141,941	(1)	(324,520)

1,018,206	6,737	6,000	1,072,954
(885)	—	—	(684)
(168)	(97)	—	(3,339)
(42,932)	(96,379)	—	(483,605)
—	—	—	(8,205)
(10,804)	(8,038)	—	(43,897)
(114,625)	(7,081)	—	(2,387,285)
—	—	—	—
848,792	(104,858)	6,000	(1,854,061)
841,240	37,083	5,999	(2,178,581)
$2,026,380	$890,640	$5,999	$5,837,935

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2017

1. Nature of Operations and Significant Accounting Policies

Description of Business

Principal Life Insurance Company Separate Account B (“Separate Account B”) is a segregated investment account of Principal Life Insurance Company (“Principal Life”) and is registered under the Investment Company Act of 1940 as a unit investment trust, with no stated limitations on the number of authorized units. As directed by eligible contractholders, each division of Separate Account B invests exclusively in shares representing interests in a corresponding investment option. As of December 31, 2017, contractholder investment options included the following diversified open–end management investment companies:

Principal Variable Contracts Funds, Inc. – Class 1: (1)
Core Plus Bond Account
Diversified Balanced Account (12)
Diversified International Account
Equity Income Account
Government & High Quality Bond Account
Income Account (8)
International Emerging Markets Account
LargeCap Growth Account
LargeCap Growth Account I
LargeCap S&P 500 Index Account
LargeCap Value Account
MidCap Account
Multi-Asset Income Account (10)
Principal Capital Appreciation Account
Principal LifeTime 2010 Account
Principal LifeTime 2020 Account
Principal LifeTime 2030 Account
Principal LifeTime 2040 Account
Principal LifeTime 2050 Account
Principal LifeTime Strategic Income Account
Real Estate Securities Account
Short-Term Income Account
SmallCap Account
Strategic Asset Management (“SAM”) Balanced Portfolio
SAM Conservative Balanced Portfolio
SAM Conservative Growth Portfolio
SAM Flexible Income Portfolio
SAM Strategic Growth Portfolio

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2017

Principal Variable Contracts Funds, Inc. – Class 2: (1)
Core Plus Bond Account (8)
Diversified Balanced Account
Diversified Balanced Managed Volatility Account (3)
Diversified Balanced Volatility Control Account (11)
Diversified Growth Account
Diversified Growth Managed Volatility Account (3)
Diversified Growth Volatility Control Account (11)
Diversified Income Account
Diversified International Account (6)
Equity Income Account (6)
Government & High Quality Bond Account (6)
Income Account (8)
International Emerging Markets Account (8)
LargeCap Growth Account (6)
LargeCap Growth Account I (8)
LargeCap S&P 500 Index Account (8)
LargeCap Value Account (8)
Multi-Asset Income Account (10)
Principal Capital Appreciation Account (6)
Principal LifeTime 2020 Account (8)
Principal LifeTime 2030 Account (8)
Principal LifeTime 2040 Account (8)
Principal LifeTime 2050 Account (8)
Real Estate Securities Account (6)
Short-Term Income Account (6)
SmallCap Account (7)
SAM Balanced Portfolio (6)
SAM Conservative Balanced Portfolio (6)
SAM Conservative Growth Portfolio (6)
SAM Flexible Income Portfolio (6)
SAM Strategic Growth Portfolio (6)
AllianceBernstein Variable Product Series Fund, Inc.:
Small Cap Growth Portfolio – Class A
Small/Mid Cap Value Portfolio – Class A (2)
Alps/Red Rocks Listed Private Equity – Class III (8)
American Century Investments®:
VP Capital Appreciation Fund – Class I (4)
VP Income & Growth Fund – Class I
VP Inflation Protection Fund – Class II
VP Mid Cap Value Fund – Class II
VP Ultra® Fund – Class I
VP Ultra® Fund – Class II
VP Value Fund – Class II

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2017

American Funds Insurance Series:
Asset Allocation Fund – Class 2 (10)
Asset Allocation Fund – Class 4 (8)
Blue Chip Income and Growth Fund – Class 2 (10)
Blue Chip Income and Growth Fund – Class 4 (6)
Global Small Capitalization Fund – Class 2 (5)
Global Small Capitalization Fund – Class 4 (6)
High-Income Bond Fund – Class 2 (5)
Managed Risk Asset Allocation Fund – Class P2 (6)
Managed Risk Growth Fund – Class P2 (6)
Managed Risk International Fund – Class P2 (6)
New World Fund – Class 2 (5)
New World Fund – Class 4 (6)
BlackRock Variable Insurance Funds:
Advantage U.S Total Market V.I. Fund – Class III (8) (15)
Global Allocation V.I. Fund– Class III (8)
iShares Alternative Strategies V.I – Class III (8)
iShares Dynamic Allocation V.I. – Class III (8)
iShares Dynamic Fixed Income V.I. – Class III (8)
iShares Equity Appreciation V.I. – Class III (8)
Calvert VP Portfolio:
EAFE International Index – Class F (6)
Russell 2000 Small Cap Index – Class F (6)
S&P MidCap 400 Index – Class F (6)
ClearBridge Variable Small Cap Growth Portfolio – Class II (8)
Columbia Variable Portfolio:
Limited Duration Credit – Class 2 (8)
Small Cap Value – Class 2 (8)
Delaware VIP® Trust Series:
Limited Term Diversified Income – Service Class (8)
Small Cap Value – Service Class (2)
Deutsche Variable Series II:
Alternative Asset Allocation VIP – Class B (6)
Equity 500 Index VIP – Class B2 (6)
Small Mid Cap Value VIP – Class B (2)
Dreyfus Investment Portfolios:
MidCap Stock Portfolio – Service Shares (8)
Technology Growth Portfolio – Service Shares
Fidelity® Variable Insurance Products:
Contrafund® Portfolio – Service Class
Contrafund® Portfolio – Service Class 2
Equity-Income Portfolio – Service Class 2
Government Money Market Portfolio – Initial Class (9)
Government Money Market Portfolio – Service Class (9)
Growth Portfolio – Service Class
Growth Portfolio – Service Class 2
Mid Cap Portfolio – Service Class (5)
Mid Cap Portfolio – Service Class 2
Overseas Portfolio – Service Class 2

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2017

Franklin Templeton Variable Insurance Products Trust:
Franklin Global Real Estate VIP Fund – Class 2 (6)
Franklin Rising Dividends VIP Fund – Class 4 (6)
Franklin Small Cap Value VIP Fund – Class 2
Templeton Global Bond VIP Fund – Class 4 (6)
Templeton Growth VIP Fund – Class 2
Goldman Sachs Variable Insurance Trust:
Mid Cap Value Fund – Institutional Shares
Mid Cap Value Fund – Service Shares (6)
Multi-Strategy Alternatives Portfolio – Service Shares (8)
Small Cap Equity Insights Fund – Institutional Shares
Small Cap Equity Insights Fund – Service Shares (6)
Guggenheim Investments Variable Insurance Funds:
Floating Rate Strategies – Series F (6)
Global Managed Futures Strategy Fund (6)
Long Short Equity Fund (6)
Multi-Hedge Strategies Fund (6)
Invesco V.I. Fund:
American Franchise Fund – Series I Shares
Balanced-Risk Allocation Fund – Series II Shares (6)
Core Equity Fund – Series I Shares
Global Health Care Fund – Series I Shares
Global Health Care Fund – Series II Shares (6)
International Growth Fund – Series I Shares
International Growth Fund – Series II Shares (6)
Mid Cap Growth Fund – Series I Shares
Small Cap Equity Fund – Series I Shares
Technology Fund – Series I Shares
Value Opportunities Fund – Series I Shares
Janus Henderson Series:
Enterprise Portfolio – Service Shares (13)
Flexible Bond Portfolio – Service Shares (6) (14)
MFS®:
International Value Portfolio – Service Class (6)
New Discovery Portfolio – Service Class (2)
Utilities Series – Service Class
Value Series – Service Class
Neuberger Berman Advisors Management Trust:
Large Cap Value Portfolio – Class I
Mid Cap Growth Portfolio – Class S (8)
Socially Responsive Portfolio – Class I
Oppenheimer Main Street Small Cap Fund®/VA – Service Shares (2)
PIMCO:
All Asset Portfolio – Administrative Class
All Asset Portfolio – Advisor Class (8)
Commodity Real Return Strategy Portfolio – Class M (8)
High Yield Portfolio – Administrative Class
Low Duration Portfolio – Advisor Class (8)
Total Return Portfolio – Administrative Class

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2017

Rydex V.I. Fund:
Basic Materials Fund (8)
Commodities Strategy Fund (6)
NASDAQ 100 Fund (6)
T. Rowe Price Equity Series, Inc.
Blue Chip Growth Portfolio – II
Health Sciences Portfolio – II
The Merger Fund VL (8)
VanEck VIP Global Hard Assets Fund – Class S Shares

(1)    Organized by Principal Life Insurance Company.

(2)	Commencement of operations, May 20, 2013.

(3)	Commencement of operations, December 2, 2013

(4)	Commencement of operations, April 24, 2014.

(5)	Commencement of operations, May 17, 2014.

(6)	Commencement of operations, November 10, 2014.

(7)	Commencement of operations, April 17, 2015.

(8)	Commencement of operations, May 18, 2015.

(9)	Commencement of operations, February 8, 2016.

(10)	Commencement of operations, May 23, 2016.

(11)	Commencement of operations, April 6, 2017.

(12)	Commencement of operations, May 26, 2017.
(13) Represented the operations of Janus Aspen Enterprise Service Shares Division until May 13, 2017.
(14) Represented the operations of Janus Aspen Flexible Bond Service Shares Division until May 13, 2017.
(15) Represented the operations of BlackRock Value Opportunities Class III Division until November 4, 2017.

Commencement of operations date is the date the division became available to contractholders.

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2017

During 2017, the following divisions were liquidated and subsequently reinvested:

Date	Liquidation Division	Reinvested Division	Transferred Assets
May 27, 2017	Balanced Class 1 Division	Diversified Balanced Class 1 Division	$27,697,338

The assets of Separate Account B are owned by Principal Life. The assets of Separate Account B support the following variable annuity contracts of Principal Life and may not be used to satisfy the liabilities arising from any other business of Principal Life:

•	Bankers Flexible Annuity;

•	Pension Builder Plus;

•	Pension Builder Plus-Rollover IRA;

•	Personal Variable;

•	Premier Variable;

•	Principal Freedom Variable Annuity;

•	Principal Freedom Variable Annuity 2;

•	Principal Investment Plus Variable Annuity;

•	Principal Investment Plus Variable Annuity with Premium Payment Credit Rider;

•	Principal Lifetime Income Solutions;

•	Principal Lifetime Income Solutions II;

•	Principal Pivot Series Variable Annuity;

•	Principal Pivot Series Variable Annuity with Liquidity Max Rider;

•	Principal Pivot Series Variable Annuity V2;

•	The Principal Variable Annuity and

•	The Principal Variable Annuity with Purchase Payment Credit Rider.

Principal Life no longer accepts contributions for Bankers Flexible Annuity contracts, Pension Builder Plus contracts and Pension Builder Plus-Rollover IRA contracts. Contractholders are given the option of withdrawing their funds or transferring to another contract. Contributions to the Personal Variable contracts are no longer accepted from new customers, only from existing customers.

Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements and accompanying notes of Separate Account B in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the financial statements and accompanying notes.

Transactions Affecting Comparability
Certain amounts within the statements of assets and liabilities and notes as of and for the year ending December 31, 2016, have been aggregated to eliminate product level detail to conform to 2017 presentation.

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2017

Investments

Investments are stated at the closing net asset value (“NAV”) per share on December 31, 2017. Net realized capital gains and losses on sales of investments are determined on the basis of specific identification under the first-in, first-out (“FIFO”) method. Investment transactions are accounted for on a trade date basis. Dividends and realized gains (losses) on investments are recognized on an accrual basis as of the ex-dividend date and are automatically reinvested in shares of the funds on the payable date. The NAV as of December 31, 2017, does not reflect $17,097,244 of accrued administrative fees that were reported in expense and liabilities for applicable separate accounts in the separate account annual statement filed with the National Association of Insurance Commissioners.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety considering factors specific to the asset or liability.

•	Level 1 – Fair values are based on unadjusted quoted prices in active markets for identical assets or liabilities.

•	Level 2 – Fair values are based on inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly.

•	Level 3 – Fair values are based on at least one significant unobservable input for the asset or liability.

All investments of the open-end management investment companies listed above represent investments in mutual funds for which a daily NAV is calculated and published. Therefore, all investments are reflected in Level 1 of the fair value hierarchy.

2. Expenses and Related Party Transactions

Principal Life is compensated for the following expenses:

Bankers Flexible Annuity contracts – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 0.48% of the asset value of each contract. An annual administration charge of $7 for each participant’s account is deducted as compensation for administrative expenses. This charge is collected by redeeming units of the separate account.

Pension Builder Plus and Pension Builder Plus – Rollover IRA contracts – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 1.50% (1.00% for a Rollover IRA) of the asset value of each contract. A contingent sales charge of up to 7.00% may be deducted from withdrawals made during the first ten years of a contract, except for withdrawals related to death or permanent disability. An annual administration charge will be deducted ranging from a minimum of $25 to a maximum of $275 depending upon the number of participants under the retirement plan and their participant investment account values.

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2017

Personal Variable contracts – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 0.64% of the asset value of each contract. The contract provides for recordkeeping and other services and allows the contractholders, in their sole discretion, a customized plan-level service package and charges. An annual administration charge of $34 (increases to $37 if the benefit plan reports are distributed directly to the homes of plan participants) for each participant’s account plus 0.35% of the annual average balance of investment account values that correlate to a plan participant will be deducted on a quarterly basis.

Premier Variable contracts – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 0.42% of the asset value of each contract. The contract provides for recordkeeping and other services and allows the contractholders, in their sole discretion, a customized plan-level service package and charges. The amount varies by Plan document and contract account balance. The annual charge ranges from $2,250 to $25,316 plus $10 per participant. The amount varies by total plan participants. No contingent sales charges were provided for in these contracts.

Principal Freedom Variable Annuity – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 0.85% of the asset value of each contract. Principal Life reserves the right to increase this charge but guarantees it will not exceed 1.25% per year. A surrender charge up to 6.00% may be deducted from the withdrawals made during the first six years of a contract, except for withdrawals related to death, annuitization, permanent disability, confinement in a health facility or terminal illness. Principal Life reserves the right to charge an additional administrative fee of up to 0.15% of the asset value of each division. This fee is currently being waived.

Principal Freedom Variable Annuity 2 – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 0.95% of the asset value of each contract. Principal Life reserves the right to increase this charge but guarantees it will not exceed 1.25% per year. A surrender charge up to 3.00% may be deducted from the withdrawals made during the first three years of a contract, except for death, annuitization, permanent disability, confinement in a health facility or terminal illness. Principal Life reserves the right to charge an additional administrative fee of up to 0.15% of the asset value of each division. This fee is currently being waived.

Principal Investment Plus Variable Annuity – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 1.25% of the asset value of each contract. A surrender charge of up to 6.00% may be deducted from the withdrawals made during the first six years of a contract, except for death, annuitization, permanent disability, confinement in a health care facility or terminal illness. An annual administration charge of the lesser of 2.00% of the accumulated value or $30 is deducted at the end of the contract year. Principal Life reserves the right to charge an additional administrative fee of up to 0.15% of the asset value of each division. Currently, Principal Life is charging an annual rate of 0.15% of the asset value of each contract. This charge is deducted from the daily unit value. The product also contains an optional premium payment credit rider, which charges an annual rate of 0.60%. For electing participants, the rider is deducted from the daily unit value. For contracts with the premium payment credit rider, the maximum surrender charge is 8.00% from withdrawals made during the first eight years.

Principal Lifetime Income SolutionsSM – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 1.25% of the asset value of each contract. A surrender charge of up to 6.00% may be deducted from the withdrawals made during the first six years of a contract, except for death, annuitization, permanent disability, confinement in a health care facility or terminal illness. Principal Life reserves the right to charge an additional administration fee of up to 0.15% of the average daily net asset value of each division. Currently, Principal Life is charging an annual rate of 0.15% of the asset value of each contract. This charge is deducted from the daily unit value.

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2017

Principal Lifetime Income Solutions IISM – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 1.25% of the asset value of each contract. A surrender charge of up to 6.00% may be deducted from the withdrawals made during the first six years of a contract, except for death, annuitization, permanent disability, confinement in a health care facility or terminal illness. Principal Life reserves the right to charge an additional administration fee of up to 0.15% of the average daily net asset value of each division. Currently, Principal Life is charging an annual rate of 0.15% of the asset value of each contract. This charge is deducted from the daily unit value.

Principal Pivot Series Variable Annuity – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 1.00% of the asset value of each contract. A surrender charge of up to 6.00% may be deducted from the withdrawals made during the first six years of a contract, except for death, annuitization, permanent disability, confinement in a health care facility or terminal illness. An annual administration charge of the lesser of 2.00% of the accumulated value or $30 is deducted at the end of the contract year. Principal Life reserves the right to charge an additional administrative fee of up to 0.30% of the asset value of each division. Currently, Principal Life is charging an annual rate of 0.15% of the asset value of each contract. This charge is deducted from the daily unit value. The product also contains an optional liquidity max rider, which charges an annual rate of 0.25%. For electing participants, the rider is deducted from the daily unit value.

Principal Pivot Series Variable Annuity v2 – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 0.85% of the asset value of each contract. A surrender charge of up to 6.00% may be deducted from the withdrawals made during the first six years of a contract, except for death, annuitization, permanent disability, confinement in a health care facility or terminal illness. An annual administration charge of the lesser of 2.00% of the accumulated value or $30 is deducted at the end of the contract year. Principal Life reserves the right to charge an additional administrative fee of up to 0.30% of the asset value of each division. Currently, Principal Life is charging an annual rate of 0.15% of the asset value of each contract. This charge is deducted from the daily unit value.

The Principal Variable Annuity – Mortality and expense risks assumed by Principal Life are compensated for by a daily charge resulting in a reduction of the unit value equivalent to an annual rate of 1.25% of the asset value of each contract. A surrender charge of up to 6.00% may be deducted from the withdrawals made during the first six years of a contract, except for death, annuitization, permanent disability, confinement in a health care facility or terminal illness. Principal Life reserves the right to charge an additional administrative fee of up to 0.15% of the asset value of each division. Currently, Principal Life is charging an annual rate of 0.05% of the asset value of each contract. This charge is deducted from the daily unit value. The product also contains an optional purchase payment credit rider, which charges an annual rate of 0.60%. For electing participants, the rider is deducted from the daily unit value. For contracts with the purchase payment credit rider, the maximum surrender charge is 8.00% from withdrawals made during the first eight years.

During the year ended December 31, 2017, investment advisory and management fees were paid indirectly to Principal Global Investors, LLC (“Manager”) (wholly owned by Principal Financial Services, Inc.), in its capacity as advisor to Principal Variable Contracts Funds, Inc. A portion of the management fee is paid by the Manager to the sub-advisor of each of the divisions, some of which are affiliates of the Manager. On March 1, 2016, the investment and advisory fees paid by each of the Principal LifeTime Accounts were eliminated. Prior to March 1, 2016, the annual rate paid by each of the Principal LifeTime Accounts was 0.03% of each of the Principal LifeTime Accounts’ average net assets. The annual rate paid by the SAM Portfolios is based upon the aggregate average daily net assets (“aggregate net assets”) of the SAM Portfolios. The investment advisory and management fee schedule for the SAM Portfolios is 0.25% of aggregate net assets up to the first $1 billion and 0.20% of aggregate net assets over $1 billion.

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2017

The annual rates used in this calculation for each of the other divisions are shown in the following tables:

	Net Assets of Accounts (in millions)
	First $100	Next $100	Next $100	Next $100	Thereafter
Core Plus Bond Account	0.50%	0.45%	0.40%	0.35%	0.30%
Equity Income Account	0.60	0.55	0.50	0.45	0.40
LargeCap Growth Account I	0.80	0.75	0.70	0.65	0.60
MidCap Account	0.65	0.60	0.55	0.50	0.45
Real Estate Securities Account	0.90	0.85	0.80	0.75	0.70
SmallCap Account	0.85	0.80	0.75	0.70	0.65

	Net Assets of Accounts (in millions)
	First $250	Next $250	Next $250	Next $250	Thereafter
Diversified International Account	0.85%	0.80%	0.75%	0.70%	0.65%
International Emerging Markets Account	1.25	1.20	1.15	1.10	1.05
LargeCap Value Account	0.60	0.55	0.50	0.45	0.40

	Net Assets of Accounts (in millions)
	First $500	Next $500	Next $1,000	Next $1,000	Over $3,000

LargeCap Growth Account	0.68%	0.63%	0.61%	0.56%	0.51%

	Net Assets of Accounts (in millions)
	First $200	Next $300	Over $500
Short-Term Income Account	0.50%	0.45%	0.40%

	Net Assets of Accounts (in millions)
	First $500	Over $500
Principal Capital Appreciation Account	0.625%	0.500%

	Net Assets of Accounts (in millions)
	First $2,000	Over $2,000

Government & High Quality Bond Account	0.50%	0.45%
Income Account	0.50%	0.45%

All Net Assets
Diversified Balanced Account	0.05%
Diversified Balanced Managed Volatility Account	0.05
Diversified Growth Account	0.05
Diversified Growth Managed Volatility Account	0.05
Diversified Income Account	0.05
LargeCap S&P 500 Index Account	0.25
Multi-Asset Income Account	0.03

The Manager has contractually agreed to limit the Separate Account’s management and investment advisory fees for certain of the divisions through the period ended April 30, 2018. The expense limit will reduce the Separate Account’s management and investment advisory fees by the following amounts:

LargeCap Growth Account I	0.016%

The Manager has contractually agreed to limit the expenses (excluding interest expense, expense related to fund investments, acquired fund fees and expenses and other extraordinary expenses) for certain classes of shares of certain of the divisions. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The operating expense limits were as follows:

	From January 1, 2017 through December 31, 2017
	Class 1	Class 2	Expiration
Diversified Balanced Managed Volatility Account	N/A	0.31%	April 30, 2018
Diversified Balanced Volatility Control Account	N/A	0.39^	April 30, 2018
Diversified Growth Managed Volatility Account	N/A	0.31	April 30, 2018
Diversified Growth Volatility Control Account	N/A	0.39^	April 30, 2018
International Emerging Markets Account	1.35%	1.60	April 30, 2018
Multi-Asset Income Account	0.08	0.33	April 30, 2018

^Period from March 31, 2017 to December 31, 2017

The Manager has contractually agreed to reduce the Short-Term Income Account’s expenses by 0.01% through the period ended April 30, 2018.

In addition, the Manager has voluntarily agreed to limit the expenses (excluding interest the Separate Accounts incur in connection with investments they make and acquired fund fees and expenses) attributable to Class 2 shares of certain of the Separate Accounts. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets on an annualized basis during the reporting period. The expense limit may be terminated at any time. The operating expense limits were as follows:

Expense Limit
Diversified Balanced Account	0.31%
Diversified Growth Account	0.31
Diversified Income Account	0.31

3. Federal Income Taxes

The operations of Separate Account B are a part of the operations of Principal Life. Under current practice, no federal income taxes are allocated by Principal Life to the operations of Separate Account B.

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2017

4. Purchases and Sales of Investments

The aggregate cost of purchases and proceeds from sales of investments were as follows for the year ended December 31, 2017:

	2017
Division	Purchases	Sales

AllianceBernstein Small Cap Growth Class A	$246,403	$830,521

AllianceBernstein Small/Mid Cap Value Class A	$2,102,798	$1,325,064

Alps/Red Rocks Listed Private Equity Class III	$93,044	$15,783

American Century VP Capital Appreciation Class I	$611,604	$811,988

American Century VP Income & Growth Class I	$822,102	$2,146,332

American Century VP Inflation Protection Class II	$7,220,025	$10,423,403

American Century VP Mid Cap Value Class II	$1,900,029	$2,196,327

American Century VP Ultra Class I	$425,367	$501,522

American Century VP Ultra Class II	$2,982,177	$9,365,460

American Century VP Value Class II	$1,098,249	$2,469,042

American Funds Insurance Series Asset Allocation Fund Class 2	$982,375	$152,954

American Funds Insurance Series Asset Allocation Fund Class 4	$1,543,826	$377,257

American Funds Insurance Series Blue Chip Income and Growth Class 2	$1,937,713	$863,494

American Funds Insurance Series Blue Chip Income and Growth Class 4	$990,252	$130,600

American Funds Insurance Series Global Small Capitalization Fund Class 2	$192,741	$196,733

American Funds Insurance Series Global Small Capitalization Fund Class 4	$223,945	$39,610

American Funds Insurance Series High-Income Bond Class 2	$757,062	$638,452

American Funds Insurance Series Managed Risk Asset Allocation Fund Class P2	$513,008	$42,198

American Funds Insurance Series Managed Risk Growth Fund Class P2	$447,335	$16,659

American Funds Insurance Series Managed Risk International Fund Class P2	$68,653	$4,872

American Funds Insurance Series New World Fund Class 2	$509,875	$341,590

American Funds Insurance Series New World Fund Class 4	$328,483	$64,185

Principal Life Insurance Company Separate Account B Notes to Financial Statements December 31, 2017

	2017
Division	Purchases	Sales

BlackRock Advantage U.S. Total Market Class III	$172,303	$28,876

BlackRock Global Allocation Class III	$246,878	$90,809

BlackRock iShares Alternative Strategies Class III	$157,990	$97,019

BlackRock iShares Dynamic Allocation Class III	$142,135	$3,411

BlackRock iShares Dynamic Fixed Income Class III	$257,972	$391,576

BlackRock iShares Equity Appreciation Class III	$238,705	$47,807

Calvert EAFE International Index Class F	$88,361	$1,749

Calvert Russell 2000 Small Cap Index Class F	$642,156	$58,095

Calvert S&P MidCap 400 Index Class F	$1,253,668	$173,024

ClearBridge Small Cap Growth Class II	$331,428	$4,707

Columbia Limited Duration Credit Class 2	$130,108	$106,623

Columbia Small Cap Value Class 2	$260,405	$53,789

Core Plus Bond Class 1	$17,326,280	$26,354,480

Core Plus Bond Class 2	$441,228	$75,787

Delaware Limited Term Diversified Income Service Class	$188,195	$820,020

Delaware Small Cap Value Service Class	$1,223,784	$918,658

Deutsche Alternative Asset Allocation Class B	$3,094	$7,021

Deutsche Equity 500 Index Class B2	$448,281	$192,606

Deutsche Small Mid Cap Value Class B	$193,559	$193,282

Diversified Balanced Class 1	$28,840,105	$2,489,472

Diversified Balanced Class 2	$97,283,513	$156,026,627

Diversified Balanced Managed Volatility Class 2	$20,628,010	$22,941,544

Diversified Balanced Volatility Control Class 2	$35,716,555	$552,963

Diversified Growth Class 2	$339,134,603	$375,711,774

Diversified Growth Managed Volatility Class 2	$43,135,581	$37,093,254

Principal Life Insurance Company Separate Account B Notes to Financial Statements December 31, 2017

	2017
Division	Purchases	Sales

Diversified Growth Volatility Control Class 2	$167,237,044	$3,355,725

Diversified Income Class 2	$68,430,805	$69,970,718

Diversified International Class 1	$7,433,046	$24,090,248

Diversified International Class 2	$552,870	$136,343

Dreyfus IP MidCap Stock Service Shares	$55,374	$15,427

Dreyfus IP Technology Growth Service Shares	$3,425,234	$2,086,320

Equity Income Class 1	$19,341,492	$44,314,567

Equity Income Class 2	$1,205,289	$170,554

Fidelity VIP Contrafund Service Class	$3,542,103	$6,448,561

Fidelity VIP Contrafund Service Class 2	$7,298,669	$9,636,397

Fidelity VIP Equity-Income Service Class 2	$2,631,479	$4,993,700

Fidelity VIP Government Money Market Initial Class	$18,550,028	$31,480,479

Fidelity VIP Government Money Market Service Class	$7,566,564	$8,347,316

Fidelity VIP Growth Service Class	$1,838,453	$1,897,629

Fidelity VIP Growth Service Class 2	$2,126,396	$1,764,604

Fidelity VIP Mid Cap Service Class	$31,194	$5,801

Fidelity VIP Mid Cap Service Class 2	$4,842,591	$3,437,287

Fidelity VIP Overseas Service Class 2	$3,104,704	$7,991,735

Franklin Global Real Estate VIP Class 2	$134,059	$75,509

Franklin Rising Dividends VIP Class 4	$533,156	$141,702

Franklin Small Cap Value VIP Class 2	$1,201,688	$1,949,075

Goldman Sachs VIT Mid Cap Value Institutional Shares	$1,802,754	$3,110,242

Goldman Sachs VIT Mid Cap Value Service Shares	$134,253	$55,055

Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Service Shares	$1,553	$12

Goldman Sachs VIT Small Cap Equity Insights Institutional Shares	$1,200,237	$1,222,967

Principal Life Insurance Company Separate Account B Notes to Financial Statements December 31, 2017

	2017
Division	Purchases	Sales

Goldman Sachs VIT Small Cap Equity Insights Service Shares	$104,587	$14,667

Government & High Quality Bond Class 1	$13,920,145	$23,585,550

Government & High Quality Bond Class 2	$434,241	$326,416

Guggenheim Floating Rate Strategies Series F	$1,325,903	$1,107,085

Guggenheim Investments Global Managed Futures Strategy	$7,949	$41,413

Guggenheim Investments Long Short Equity	$21,258	$24,897

Guggenheim Investments Multi-Hedge Strategies	$109,466	$28,761

Income Class 1	$1,668,407	$1,269,502

Income Class 2	$646,631	$228,364

International Emerging Markets Class 1	$6,064,397	$13,951,405

International Emerging Markets Class 2	$802,742	$88,846

Invesco American Franchise Series I	$529,124	$618,546

Invesco Balanced-Risk Allocation Series II	$73,648	$9,834

Invesco Core Equity Series I	$1,472,174	$2,658,311

Invesco Global Health Care Series I	$1,000,424	$1,718,318

Invesco Global Health Care Series II	$324,290	$124,788

Invesco International Growth Series I	$901,997	$2,737,702

Invesco International Growth Series II	$200,672	$52,411

Invesco Mid Cap Growth Series I	$255,793	$311,388

Invesco Small Cap Equity Series I	$898,075	$1,421,029

Invesco Technology Series I	$979,299	$736,127

Invesco Value Opportunities Series I	$263,789	$1,125,146

Janus Henderson Enterprise Service Shares	$1,072,357	$1,590,324

Janus Henderson Flexible Bond Service Shares	$654,078	$434,733

LargeCap Growth Class 1	$2,280,227	$7,420,329

Principal Life Insurance Company Separate Account B Notes to Financial Statements December 31, 2017

	2017
Division	Purchases	Sales

LargeCap Growth Class 2	$315,628	$62,217

LargeCap Growth I Class 1	$8,664,315	$15,883,862

LargeCap Growth I Class 2	$543,250	$35,435

LargeCap S&P 500 Index Class 1	$12,179,905	$16,193,491

LargeCap S&P 500 Index Class 2	$2,411,459	$215,570

LargeCap Value Class 1	$7,549,481	$11,117,384

LargeCap Value Class 2	$258,177	$3,611

MFS International Value Service Class	$3,935,574	$1,627,469

MFS New Discovery Service Class	$328,609	$118,069

MFS Utilities Service Class	$2,306,094	$2,029,766

MFS Value Service Class	$1,415,147	$1,577,702

MidCap Class 1	$35,554,851	$60,913,933

Multi-Asset Income Class 1	$10,500	$34,996

Multi-Asset Income Class 2	$13,763	$2

Neuberger Berman AMT Large Cap Value Class I	$380,795	$1,241,359

Neuberger Berman AMT Mid Cap Growth Portfolio Class S	$410,479	$754,777

Neuberger Berman AMT Socially Responsive Class I	$390,603	$1,169,764

Oppenheimer Main Street Small Cap Service Shares	$118,391	$112,697

PIMCO All Asset Administrative Class	$426,011	$885,425

PIMCO All Asset Advisor Class	$41,994	$1,644

PIMCO Commodity Real Return Strategy M Class	$1,642	$1,739

PIMCO High Yield Administrative Class	$4,399,258	$4,322,321

PIMCO Low Duration Advisor Class	$230,701	$153,136

PIMCO Total Return Administrative Class	$4,714,220	$5,406,601

Principal Capital Appreciation Class 1	$6,041,105	$22,627,910

Principal Life Insurance Company Separate Account B Notes to Financial Statements December 31, 2017

	2017
Division	Purchases	Sales

Principal Capital Appreciation Class 2	$553,013	$102,366

Principal LifeTime 2010 Class 1	$1,578,518	$6,054,636

Principal LifeTime 2020 Class 1	$6,143,956	$20,632,123

Principal LifeTime 2020 Class 2	$644,105	$3,853

Principal LifeTime 2030 Class 1	$10,348,169	$16,219,538

Principal LifeTime 2030 Class 2	$787,901	$67,498

Principal LifeTime 2040 Class 1	$818,909	$1,944,846

Principal LifeTime 2040 Class 2	$240,179	$23,990

Principal LifeTime 2050 Class 1	$1,011,613	$800,906

Principal LifeTime 2050 Class 2	$655,076	$22,798

Principal LifeTime Strategic Income Class 1	$1,464,991	$3,309,759

Real Estate Securities Class 1	$14,174,121	$14,511,324

Real Estate Securities Class 2	$1,057,063	$2,411,572

Rydex Basic Materials	$52,170	$25,033

Rydex Commodities Strategy	$106,385	$113,952

Rydex NASDAQ 100	$728,253	$97,071

SAM Balanced Portfolio Class 1	$57,594,690	$115,250,111

SAM Balanced Portfolio Class 2	$5,833,493	$853,959

SAM Conservative Balanced Portfolio Class 1	$12,304,699	$31,242,358

SAM Conservative Balanced Portfolio Class 2	$2,776,245	$875,652

SAM Conservative Growth Portfolio Class 1	$10,566,912	$17,601,930

SAM Conservative Growth Portfolio Class 2	$2,656,779	$960,952

SAM Flexible Income Portfolio Class 1	$26,539,181	$37,606,170

SAM Flexible Income Portfolio Class 2	$5,309,178	$1,683,137

SAM Strategic Growth Portfolio Class 1	$7,432,229	$14,061,282

Principal Life Insurance Company Separate Account B Notes to Financial Statements December 31, 2017

	2017
Division	Purchases	Sales

SAM Strategic Growth Portfolio Class 2	$2,225,792	$413,369

Short-Term Income Class 1	$14,104,508	$26,753,441

Short-Term Income Class 2	$2,710,743	$2,309,598

SmallCap Class 1	$5,919,396	$22,870,399

SmallCap Class 2	$367,419	$331,719

T. Rowe Price Blue Chip Growth Portfolio II	$3,283,601	$3,783,195

T. Rowe Price Health Sciences Portfolio II	$4,730,730	$6,643,471

Templeton Global Bond VIP Class 4	$1,023,294	$189,878

Templeton Growth VIP Class 2	$20,991	$119,066

The Merger Fund	$6,000	$29

VanEck Global Hard Assets Class S	$1,072,955	$3,016,687

5. Changes in Units Outstanding

Transactions in units were as follows for each of the years ended December 31:

	2017			2016
Division	Purchases	Redemptions	Net increase (decrease)	Purchases	Redemptions	Net increase (decrease)

AllianceBernstein Small Cap Growth Class A	8,090	26,022	(17,932)	19,174	37,800	(18,626)

AllianceBernstein Small/Mid Cap Value Class A	130,258	87,939	42,319	105,872	59,353	46,519

Alps/Red Rocks Listed Private Equity Class III	8,038	1,461	6,577	670	162	508

American Century VP Capital Appreciation Class I	29,308	66,232	(36,924)	46,719	63,241	(16,522)

American Century VP Income & Growth Class I	15,496	101,153	(85,657)	14,192	128,081	(113,889)

American Century VP Inflation Protection Class II	470,731	753,224	(282,493)	389,792	978,306	(588,514)

American Century VP Mid Cap Value Class II	67,793	88,495	(20,702)	183,398	104,636	78,762

American Century VP Ultra Class I	12,818	23,101	(10,283)	12,550	51,335	(38,785)

American Century VP Ultra Class II	54,487	388,942	(334,455)	227,197	488,806	(261,609)

Principal Life Insurance Company Separate Account B Notes to Financial Statements December 31, 2017

	2017			2016
Division	Purchases	Redemptions	Net increase (decrease)	Purchases	Redemptions	Net increase (decrease)

American Century VP Value Class II	53,733	97,731	(43,998)	45,369	125,002	(79,633)

American Funds Insurance Series Asset Allocation Fund Class 2	78,815	11,403	67,412	83,125	513	82,612

American Funds Insurance Series Asset Allocation Fund Class 4	140,157	35,014	105,143	18,106	44,093	(25,987)

American Funds Insurance Series Blue Chip Income and Growth Class 2	152,791	70,280	82,511	155,981	4,207	151,774

American Funds Insurance Series Blue Chip Income and Growth Class 4	85,087	9,433	75,654	73,423	72,729	694

American Funds Insurance Series Global Small Capitalization Fund Class 2	17,391	18,125	(734)	36,137	20,886	15,251

American Funds Insurance Series Global Small Capitalization Fund Class 4	19,831	3,301	16,530	44,950	43,627	1,323

American Funds Insurance Series High-Income Bond Class 2	61,936	57,682	4,254	105,936	18,860	87,076

American Funds Insurance Series Managed Risk Asset Allocation Fund Class P2	47,546	3,419	44,127	23,633	3,163	20,470

American Funds Insurance Series Managed Risk Growth Fund Class P2	40,380	1,132	39,248	1,715	259	1,456

American Funds Insurance Series Managed Risk International Fund Class P2	6,123	418	5,705	953	295	658

American Funds Insurance Series New World Fund Class 2	48,098	30,010	18,088	90,542	10,422	80,120

American Funds Insurance Series New World Fund Class 4	30,253	5,815	24,438	4,013	12,945	(8,932)

BlackRock Advantage U.S. Total Market Class III	12,516	2,557	9,959	2,745	17	2,728

BlackRock Global Allocation Class III	21,262	7,222	14,040	54,412	5,828	48,584

BlackRock iShares Alternative Strategies Class III	13,582	8,479	5,103	60,417	9,306	51,111

BlackRock iShares Dynamic Allocation Class III	13,385	62	13,323	4,602	5	4,597

BlackRock iShares Dynamic Fixed Income Class III	24,551	38,592	(14,041)	86,135	9,195	76,940

BlackRock iShares Equity Appreciation Class III	22,491	3,621	18,870	42,240	1,578	40,662

Calvert EAFE International Index Class F	7,803	134	7,669	948	531	417

Calvert Russell 2000 Small Cap Index Class F	57,242	4,512	52,730	11,741	8,942	2,799

Principal Life Insurance Company Separate Account B Notes to Financial Statements December 31, 2017

	2017			2016
Division	Purchases	Redemptions	Net increase (decrease)	Purchases	Redemptions	Net increase (decrease)

Calvert S&P MidCap 400 Index Class F	111,676	13,824	97,852	26,897	11,257	15,640

ClearBridge Small Cap Growth Class II	30,202	233	29,969	434	58	376

Columbia Limited Duration Credit Class 2	12,628	10,418	2,210	13,018	9,011	4,007

Columbia Small Cap Value Class 2	22,072	4,085	17,987	15,840	3,639	12,201

Core Plus Bond Class 1	782,095	1,115,469	(333,374)	555,470	1,272,470	(717,000)

Core Plus Bond Class 2	42,452	6,973	35,479	21,390	1,114	20,276

Delaware Limited Term Diversified Income Service Class	17,689	81,438	(63,749)	115,337	44,240	71,097

Delaware Small Cap Value Service Class	76,924	60,580	16,344	90,287	23,280	67,007

Deutsche Alternative Asset Allocation Class B	230	673	(443)	416	337	79

Deutsche Equity 500 Index Class B2	35,570	15,164	20,406	32,221	16,644	15,577

Deutsche Small Mid Cap Value Class B	14,201	13,435	766	26,738	21,335	5,403

Diversified Balanced Class 1	2,786,389	207,848	2,578,541	—	—	—

Diversified Balanced Class 2	4,386,328	9,056,102	(4,669,774)	9,278,675	8,359,081	919,594

Diversified Balanced Managed Volatility Class 2	1,525,101	1,790,536	(265,435)	3,745,857	1,588,893	2,156,964

Diversified Balanced Volatility Control Class 2	3,440,732	35,814	3,404,918	—	—	—

Diversified Growth Class 2	14,052,113	18,979,407	(4,927,294)	28,355,581	17,396,584	10,958,997

Diversified Growth Managed Volatility Class 2	3,157,350	2,738,562	418,788	6,346,908	2,246,096	4,100,812

Diversified Growth Volatility Control Class 2	15,973,893	239,033	15,734,860	—	—	—

Diversified Income Class 2	5,119,824	5,307,869	(188,045)	7,820,864	3,929,958	3,890,906

Diversified International Class 1	257,039	828,721	(571,682)	357,851	1,003,551	(645,700)

Diversified International Class 2	48,821	12,390	36,431	1,957	3,104	(1,147)

Dreyfus IP MidCap Stock Service Shares	5,087	1,248	3,839	39,624	34,369	5,255

Dreyfus IP Technology Growth Service Shares	102,477	67,755	34,722	69,191	64,851	4,340

Equity Income Class 1	361,630	2,407,337	(2,045,707)	827,173	3,204,543	(2,377,370)

Principal Life Insurance Company Separate Account B Notes to Financial Statements December 31, 2017

	2017			2016
Division	Purchases	Redemptions	Net increase (decrease)	Purchases	Redemptions	Net increase (decrease)

Equity Income Class 2	99,843	12,968	86,875	33,436	22,823	10,613

Fidelity VIP Contrafund Service Class	39,724	218,292	(178,568)	43,092	262,828	(219,736)

Fidelity VIP Contrafund Service Class 2	227,096	348,457	(121,361)	246,884	482,874	(235,990)

Fidelity VIP Equity-Income Service Class 2	74,239	225,999	(151,760)	122,564	375,575	(253,011)

Fidelity VIP Government Money Market Initial Class	2,425,452	3,969,390	(1,543,938)	12,292,950	3,466,297	8,826,653

Fidelity VIP Government Money Market Service Class	846,823	927,807	(80,984)	712,377	321,086	391,291

Fidelity VIP Growth Service Class	44,750	93,791	(49,041)	48,024	186,515	(138,491)

Fidelity VIP Growth Service Class 2	57,747	65,923	(8,176)	74,053	124,899	(50,846)

Fidelity VIP Mid Cap Service Class	—	—	—	42,103	—	42,103

Fidelity VIP Mid Cap Service Class 2	195,028	110,340	84,688	192,646	192,022	624

Fidelity VIP Overseas Service Class 2	189,211	433,308	(244,097)	329,707	538,618	(208,911)

Franklin Global Real Estate VIP Class 2	11,222	6,593	4,629	21,705	8,872	12,833

Franklin Rising Dividends VIP Class 4	43,431	10,889	32,542	34,730	10,770	23,960

Franklin Small Cap Value VIP Class 2	37,888	85,046	(47,158)	101,603	39,684	61,919

Goldman Sachs VIT Mid Cap Value Institutional Shares	38,957	116,098	(77,141)	60,595	163,011	(102,416)

Goldman Sachs VIT Mid Cap Value Service Shares	9,962	4,618	5,344	11,305	17,727	(6,422)

Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Service Shares	151	—	151	66	1,372	(1,306)

Goldman Sachs VIT Small Cap Equity Insights Institutional Shares	19,333	51,458	(32,125)	38,089	66,389	(28,300)

Goldman Sachs VIT Small Cap Equity Insights Service Shares	8,065	1,035	7,030	22,527	25,039	(2,512)

Government & High Quality Bond Class 1	1,090,569	1,938,374	(847,805)	1,361,200	2,274,209	(913,009)

Government & High Quality Bond Class 2	37,767	30,673	7,094	81,999	48,663	33,336

Guggenheim Floating Rate Strategies Series F	123,324	104,690	18,634	91,943	19,309	72,634

Principal Life Insurance Company Separate Account B Notes to Financial Statements December 31, 2017

	2017			2016
Division	Purchases	Redemptions	Net increase (decrease)	Purchases	Redemptions	Net increase (decrease)

Guggenheim Investments Global Managed Futures Strategy	694	4,522	(3,828)	10,761	4,707	6,054

Guggenheim Investments Long Short Equity	1,995	2,220	(225)	5,531	10,500	(4,969)

Guggenheim Investments Multi-Hedge Strategies	10,999	2,213	8,786	39,467	3,560	35,907

Income Class 1	140,915	116,754	24,161	451,944	49,985	401,959

Income Class 2	60,422	21,258	39,164	80,795	38,392	42,403

International Emerging Markets Class 1	170,363	380,913	(210,550)	223,845	396,060	(172,215)

International Emerging Markets Class 2	70,689	7,528	63,161	9,750	255	9,495

Invesco American Franchise Series I	10,748	32,433	(21,685)	15,513	51,019	(35,506)

Invesco Balanced-Risk Allocation Series II	4,998	653	4,345	3,731	4,453	(722)

Invesco Core Equity Series I	26,157	145,327	(119,170)	17,918	174,924	(157,006)

Invesco Global Health Care Series I	40,163	75,605	(35,442)	62,492	134,473	(71,981)

Invesco Global Health Care Series II	26,037	11,115	14,922	69,326	63,552	5,774

Invesco International Growth Series I	66,347	220,947	(154,600)	119,910	167,734	(47,824)

Invesco International Growth Series II	18,659	4,566	14,093	11,967	12,298	(331)

Invesco Mid Cap Growth Series I	11,363	18,641	(7,278)	8,655	43,120	(34,465)

Invesco Small Cap Equity Series I	22,635	52,815	(30,180)	32,352	77,087	(44,735)

Invesco Technology Series I	69,109	60,860	8,249	28,113	101,139	(73,026)

Invesco Value Opportunities Series I	15,154	65,321	(50,167)	43,395	84,611	(41,216)

Janus Henderson Enterprise Service Shares	36,338	90,263	(53,925)	33,170	94,896	(61,726)

Janus Henderson Flexible Bond Service Shares	59,596	40,526	19,070	138,726	24,669	114,057

LargeCap Growth Class 1	202,409	366,442	(164,033)	397,353	744,841	(347,488)

LargeCap Growth Class 2	27,554	4,956	22,598	37,340	48,175	(10,835)

LargeCap Growth I Class 1	73,242	250,520	(177,278)	104,487	307,618	(203,131)

LargeCap Growth I Class 2	46,493	2,764	43,729	42,557	78,914	(36,357)

Principal Life Insurance Company Separate Account B Notes to Financial Statements December 31, 2017

	2017			2016
Division	Purchases	Redemptions	Net increase (decrease)	Purchases	Redemptions	Net increase (decrease)

LargeCap S&P 500 Index Class 1	484,735	810,072	(325,337)	566,256	1,025,061	(458,805)

LargeCap S&P 500 Index Class 2	219,461	16,928	202,533	71,692	15,002	56,690

LargeCap Value Class 1	96,434	435,845	(339,411)	174,877	510,351	(335,474)

LargeCap Value Class 2	23,193	192	23,001	4,413	30	4,383

MFS International Value Service Class	347,657	135,563	212,094	271,607	95,983	175,624

MFS New Discovery Service Class	25,206	8,194	17,012	23,048	50,260	(27,212)

MFS Utilities Service Class	104,652	86,993	17,659	159,998	160,546	(548)

MFS Value Service Class	42,239	58,950	(16,711)	84,187	84,864	(677)

MidCap Class 1	156,879	644,956	(488,077)	201,033	764,691	(563,658)

Multi-Asset Income Class 1	666	3,058	(2,392)	20,244	3,847	16,397

Multi-Asset Income Class 2	1,293	—	1,293	—	—	—

Neuberger Berman AMT Large Cap Value Class I	10,840	54,522	(43,682)	52,557	56,715	(4,158)

Neuberger Berman AMT Mid Cap Growth Portfolio Class S	32,547	65,866	(33,319)	40,668	78,415	(37,747)

Neuberger Berman AMT Socially Responsive Class I	8,641	46,059	(37,418)	16,060	58,378	(42,318)

Oppenheimer Main Street Small Cap Service Shares	5,703	7,148	(1,445)	9,521	16,591	(7,070)

PIMCO All Asset Administrative Class	16,906	54,734	(37,828)	30,834	85,123	(54,289)

PIMCO All Asset Advisor Class	3,696	71	3,625	5,461	55	5,406

PIMCO Commodity Real Return Strategy M Class	61	204	(143)	3,989	4,293	(304)

PIMCO High Yield Administrative Class	248,859	264,839	(15,980)	545,176	278,960	266,216

PIMCO Low Duration Advisor Class	22,717	15,055	7,662	32,184	36,759	(4,575)

PIMCO Total Return Administrative Class	340,650	394,680	(54,030)	321,244	433,023	(111,779)

Principal Capital Appreciation Class 1	278,742	1,283,807	(1,005,065)	529,167	1,661,077	(1,131,910)

Principal Capital Appreciation Class 2	51,702	8,125	43,577	56,018	78,250	(22,232)

Principal LifeTime 2010 Class 1	40,546	352,643	(312,097)	161,091	337,121	(176,030)

Principal Life Insurance Company Separate Account B Notes to Financial Statements December 31, 2017

	2017			2016
Division	Purchases	Redemptions	Net increase (decrease)	Purchases	Redemptions	Net increase (decrease)

Principal LifeTime 2020 Class 1	161,311	1,064,100	(902,789)	568,033	1,469,201	(901,168)

Principal LifeTime 2020 Class 2	59,929	167	59,762	49	51	(2)

Principal LifeTime 2030 Class 1	459,285	859,247	(399,962)	251,892	656,871	(404,979)

Principal LifeTime 2030 Class 2	73,243	5,974	67,269	7,179	487	6,692

Principal LifeTime 2040 Class 1	26,615	90,672	(64,057)	73,100	94,981	(21,881)

Principal LifeTime 2040 Class 2	22,362	1,829	20,533	16,562	4,110	12,452

Principal LifeTime 2050 Class 1	40,406	33,401	7,005	50,393	54,278	(3,885)

Principal LifeTime 2050 Class 2	60,727	1,756	58,971	5,957	4	5,953

Principal LifeTime Strategic Income Class 1	75,190	215,833	(140,643)	99,349	209,337	(109,988)

Real Estate Securities Class 1	101,184	245,028	(143,844)	177,113	310,479	(133,366)

Real Estate Securities Class 2	77,418	196,741	(119,323)	238,599	61,970	176,629

Rydex Basic Materials	4,761	1,810	2,951	34,277	109	34,168

Rydex Commodities Strategy	15,953	18,417	(2,464)	70,825	37,596	33,229

Rydex NASDAQ 100	58,580	6,671	51,909	11,827	20,061	(8,234)

SAM Balanced Portfolio Class 1	2,214,772	7,060,953	(4,846,181)	2,645,443	8,897,795	(6,252,352)

SAM Balanced Portfolio Class 2	525,095	72,220	452,875	158,319	188,004	(29,685)

SAM Conservative Balanced Portfolio Class 1	493,623	1,974,838	(1,481,215)	760,438	2,231,746	(1,471,308)

SAM Conservative Balanced Portfolio Class 2	251,948	77,568	174,380	27,459	34,392	(6,933)

SAM Conservative Growth Portfolio Class 1	442,151	1,054,762	(612,611)	908,850	1,455,752	(546,902)

SAM Conservative Growth Portfolio Class 2	223,616	79,279	144,337	80,319	81,406	(1,087)

SAM Flexible Income Portfolio Class 1	1,358,784	2,411,551	(1,052,767)	1,576,516	2,695,598	(1,119,082)

SAM Flexible Income Portfolio Class 2	491,145	152,680	338,465	122,052	157,100	(35,048)

SAM Strategic Growth Portfolio Class 1	320,250	868,588	(548,338)	518,092	1,046,120	(528,028)

SAM Strategic Growth Portfolio Class 2	192,987	33,503	159,484	150,782	54,501	96,281

Short-Term Income Class 1	1,053,629	2,181,704	(1,128,075)	1,522,747	2,371,018	(848,271)

Principal Life Insurance Company Separate Account B Notes to Financial Statements December 31, 2017

	2017			2016
Division	Purchases	Redemptions	Net increase (decrease)	Purchases	Redemptions	Net increase (decrease)

Short-Term Income Class 2	268,088	227,683	40,405	93,423	65,151	28,272

SmallCap Class 1	240,963	926,398	(685,435)	352,269	1,178,563	(826,294)

SmallCap Class 2	35,213	30,073	5,140	36,895	40,500	(3,605)

T. Rowe Price Blue Chip Growth Portfolio II	110,273	126,092	(15,819)	166,014	179,791	(13,777)

T. Rowe Price Health Sciences Portfolio II	72,873	128,500	(55,627)	83,450	229,063	(145,613)

Templeton Global Bond VIP Class 4	104,439	17,639	86,800	40,938	31,062	9,876

Templeton Growth VIP Class 2	298	4,784	(4,486)	1,443	5,722	(4,279)

The Merger Fund	596	—	596	—	—	—

VanEck Global Hard Assets Class S	106,307	286,482	(180,175)	268,627	203,180	65,447

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2017

6. Financial Highlights

Principal Life sells a number of variable annuity products, which have unique combinations of features and fees that are charged against the contractholder’s account balance. Differences in the fee structures results in a variety of unit values, expense ratios and total returns.

Separate Account B has presented the following disclosures for 2017, 2016, 2015, 2014 and 2013 in accordance with the AICPA Audit and Accounting Guide for Investment Companies. The following table was developed by determining which products issued by Principal Life have the lowest and highest total return. Only product designs within each division that had units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum contract charges offered by Principal Life as the contractholder may not have selected all available and applicable contact options as discussed in Note 2.

						For the year ended December 31,
	December 31,					except as noted
		Unit fair value						Total return (3)
		corresponding					Expense	corresponding
		to lowest			Net	Investment	ratio (2)	to lowest
	Units	to highest			assets	income	lowest to	to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest	expense ratio

AllianceBernstein Small Cap Growth Class A:
2017	138	$34.86	to	$32.17	$4,775	—%	1.40% to 2.00%	32.30%	to	31.47%
2016	156	$26.35	to	$24.47	$4,082	—%	1.40% to 2.00%	4.98%	to	4.35%
2015	175	$25.10	to	$23.45	$4,350	—%	1.40% to 2.00%	(2.64)%	to	(3.18)%
2014	194	$25.78	to	$24.22	$4,945	—%	1.40% to 2.00%	(3.16)%	to	(3.77)%
2013	236	$26.62	to	$25.17	$6,183	—%	1.40% to 2.00%	43.74%	to	42.93%

AllianceBernstein Small/Mid Cap Value Class A:
2017	332	$15.77	to	$15.27	$5,184	0.45%	1.30% to 2.00%	11.69%	to	10.89%
2016	290	$14.12	to	$13.77	$4,055	0.59%	1.30% to 2.00%	23.43%	to	22.62%
2015	243	$11.44	to	$11.23	$2,766	0.82%	1.30% to 2.00%	(6.69)%	to	(7.34)%
2014	190	$12.26	to	$12.12	$2,320	0.76%	1.30% to 2.00%	7.83%	to	7.07%
2013 (4)	95	$11.37	to	$11.32	$1,075	0.35%	1.30% to 2.00%	13.25%	to	12.75%

Alps/Red Rocks Listed Private Equity Class III:
2017	10	$11.65	to	$11.77	$114	3.34%	1.00% to 1.40%	16.50%	to	23.25%
2016	3	$9.59	to	$9.55	$30	0.83%	1.15% to 1.40%	6.79%	to	6.47%
2015 (10)	3	$8.98	to	$8.97	$24	0.22%	1.15% to 1.40%	(10.02)%	to	(10.12)%

American Century VP Capital Appreciation Class I:
2017	177	$13.27	to	$12.98	$2,339	—%	1.40% to 2.00%	20.09%	to	19.41%
2016	214	$11.05	to	$10.87	$2,357	—%	1.40% to 2.00%	1.84%	to	1.21%
2015	230	$10.85	to	$10.74	$2,496	—%	1.40% to 2.00%	0.46%	to	(0.09)%
2014 (6)	241	$10.80	to	$10.75	$2,604	—%	1.40% to 2.00%	9.87%	to	9.36%

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2017

						For the year ended December 31,
	December 31,					except as noted
		Unit fair value						Total return (3)
		corresponding					Expense	corresponding
		to lowest			Net	Investment	ratio (2)	to lowest
	Units	to highest			assets	income	lowest to	to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest	expense ratio

American Century VP Income & Growth Class I:
2017	500	$23.18	to	$19.67	$11,044	2.34%	0.85% to 1.90%	19.48%	to	18.21%
2016	585	$19.40	to	$16.64	$10,859	2.37%	0.85% to 1.90%	12.53%	to	11.38%
2015	699	$17.24	to	$14.94	$11,548	2.10%	0.85% to 1.90%	(6.41)%	to	(7.43)%
2014	816	$18.42	to	$16.14	$14,436	2.03%	0.85% to 1.90%	11.50%	to	10.40%
2013	942	$16.52	to	$14.62	$14,985	2.19%	0.85% to 1.90%	34.75%	to	33.27%

American Century VP Inflation Protection Class II:
2017	3,220	$10.13	to	$12.25	$42,539	2.56%	1.00% to 2.00%	1.40%	to	1.66%
2016	3,502	$9.89	to	$12.05	$45,285	1.86%	1.15% to 2.00%	3.24%	to	2.29%
2015	4,091	$9.58	to	$11.78	$51,380	2.04%	1.15% to 2.00%	(3.62)%	to	(4.38)%
2014	5,003	$9.94	to	$12.32	$65,192	1.26%	1.15% to 2.00%	(1.09)%	to	(1.23)%
2013	6,186	$12.87	to	$12.17	$78,840	1.62%	1.40% to 2.00%	(9.68)%	to	(10.18)%

American Century VP Mid Cap Value Class II:
2017	407	$24.80	to	$23.59	$9,988	1.39%	1.30% to 2.00%	10.03%	to	9.26%
2016	427	$22.54	to	$21.59	$9,556	1.54%	1.30% to 2.00%	21.12%	to	20.28%
2015	349	$18.61	to	$17.95	$6,444	1.48%	1.30% to 2.00%	(2.82)%	to	(3.49)%
2014	280	$19.15	to	$18.60	$5,329	1.02%	1.30% to 2.00%	14.74%	to	13.90%
2013	229	$16.69	to	$16.33	$3,815	1.05%	1.30% to 2.00%	28.29%	to	27.48%

American Century VP Ultra Class I:
2017	171	$22.15	to	$20.05	$3,782	0.36%	1.30% to 1.90%	30.52%	to	29.77%
2016	181	$16.97	to	$15.45	$3,072	0.36%	1.30% to 1.90%	3.10%	to	2.45%
2015	220	$16.46	to	$15.08	$3,618	0.45%	1.30% to 1.90%	4.91%	to	4.29%
2014	236	$15.69	to	$14.46	$3,696	0.39%	1.30% to 1.90%	8.58%	to	7.91%
2013	284	$14.45	to	$13.40	$4,100	0.56%	1.30% to 1.90%	35.30%	to	34.54%

American Century VP Ultra Class II:
2017	1,286	$25.84	to	$23.85	$33,153	0.25%	1.40% to 2.00%	30.18%	to	29.41%
2016	1,620	$19.85	to	$18.43	$32,114	0.20%	1.40% to 2.00%	2.90%	to	2.28%
2015	1,882	$19.29	to	$18.02	$36,158	0.32%	1.40% to 2.00%	4.55%	to	3.92%
2014	2,449	$18.45	to	$17.34	$44,865	0.24%	1.40% to 2.00%	8.27%	to	7.70%
2013	3,228	$17.04	to	$16.10	$54,398	0.43%	1.40% to 2.00%	35.13%	to	34.28%

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2017

						For the year ended December 31,
	December 31,					except as noted
		Unit fair value						Total return (3)
		corresponding					Expense	corresponding
		to lowest			Net	Investment	ratio (2)	to lowest
	Units	to highest			assets	income	lowest to	to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest	expense ratio

American Century VP Value Class II:
2017	663	$10.63	to	$23.33	$16,007	1.50%	1.00% to 1.90%	5.88%	to	6.53%
2016	707	$11.45	to	$21.90	$16,312	1.57%	1.15% to 1.90%	18.90%	to	18.00%
2015	787	$9.63	to	$18.56	$15,478	1.99%	1.15% to 1.90%	(5.12)%	to	(5.79)%
2014	859	$10.15	to	$19.70	$18,211	1.39%	1.15% to 1.90%	(0.39)%	to	10.74%
2013	1,035	$19.07	to	$17.79	$19,713	1.49%	1.30% to 1.90%	29.82%	to	29.10%

American Funds Insurance Series Asset Allocation Fund Class 2:
2017	150	$12.22	to	$12.08	$1,827	1.75%	1.30% to 2.00%	14.74%	to	13.85%
2016 (12)	83	$10.65	to	$10.61	$878	4.92%	1.30% to 2.00%	6.50%	to	6.10%

American Funds Insurance Series Asset Allocation Fund Class 4:
2017	162	$10.93	to	$11.93	$1,852	1.91%	1.00% to 1.40%	9.19%	to	14.38%
2016	57	$10.48	to	$10.43	$598	1.31%	1.15% to 1.40%	7.93%	to	7.64%
2015 (10)	83	$9.71	to	$9.69	$806	7.44%	1.15% to 1.40%	(2.90)%	to	(3.10)%

American Funds Insurance Series Blue Chip Income and Growth Class 2:
2017	234	$12.92	to	$12.78	$3,017	2.04%	1.30% to 2.00%	15.46%	to	14.72%
2016 (12)	152	$11.19	to	$11.14	$1,696	5.19%	1.30% to 2.00%	12.01%	to	11.51%

American Funds Insurance Series Blue Chip Income and Growth Class 4:
2017	169	$11.15	to	$13.12	$2,076	2.33%	1.00% to 1.40%	11.39%	to	15.09%
2016	93	$11.46	to	$11.40	$1,061	1.84%	1.15% to 1.40%	17.06%	to	16.92%
2015	92	$9.79	to	$9.75	$900	2.51%	1.15% to 1.40%	(4.30)%	to	(4.60)%
2014 (8)	10	$10.23	to	$10.22	$104	6.39%	1.15% to 1.40%	(1.54)%	to	(1.64)%

American Funds Insurance Series Global Small Capitalization Fund Class 2:
2017	105	$12.69	to	$10.75	$1,211	0.42%	1.30% to 2.00%	24.29%	to	23.42%
2016	106	$10.21	to	$8.71	$976	0.27%	1.30% to 2.00%	0.79%	to	—%
2015	91	$10.13	to	$8.71	$844	—%	1.30% to 2.00%	(0.98)%	to	(13.42)%
2014 (7)	9	$10.23	to	$10.20	$96	0.28%	1.30% to 1.90%	1.39%	to	1.09%

American Funds Insurance Series Global Small Capitalization Fund Class 4:
2017	32	$11.67	to	$12.09	$374	0.35%	1.00% to 1.40%	16.35%	to	23.87%
2016	15	$9.81	to	$9.76	$147	0.05%	1.15% to 1.40%	0.62%	to	0.51%
2015	14	$9.75	to	$9.71	$133	—%	1.15% to 1.40%	(1.12)%	to	(1.42)%
2014 (8)	1	$9.86	to	$9.85	$8	0.15%	1.15% to 1.40%	0.20%	to	0.10%

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2017

						For the year ended December 31,
	December 31,					except as noted
		Unit fair value						Total return (3)
		corresponding					Expense	corresponding
		to lowest			Net	Investment	ratio (2)	to lowest
	Units	to highest			assets	income	lowest to	to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest	expense ratio

American Funds Insurance Series High-Income Bond Class 2:
2017	132	$10.87	to	$10.64	$1,439	6.53%	1.30% to 1.90%	5.53%	to	4.93%
2016	128	$10.30	to	$10.14	$1,320	9.72%	1.30% to 1.90%	16.12%	to	15.49%
2015	41	$8.87	to	$8.78	$364	6.87%	1.30% to 1.90%	(8.46)%	to	(9.02)%
2014 (7)	22	$9.69	to	$9.65	$211	10.12%	1.30% to 1.90%	(3.20)%	to	(3.60)%

American Funds Insurance Series Managed Risk Asset Allocation Fund Class P2:
2017	71	$10.86	to	$11.57	$794	0.64%	1.00% to 1.40%	8.38%	to	13.21%
2016	27	$10.28	to	$10.22	$276	1.31%	1.15% to 1.40%	6.09%	to	5.80%
2015	6	$9.69	to	$9.66	$62	1.57%	1.15% to 1.40%	(2.22)%	to	(2.42)%
2014 (8)	—	$9.91	to	$9.90	$—	—%	1.15% to 1.40%	(1.10)%	to	(1.20)%

American Funds Insurance Series Managed Risk Growth Fund Class P2:
2017	56	$11.53	to	$12.19	$658	0.29%	1.00% to 1.40%	14.96%	to	24.26%
2016	17	$9.87	to	$9.81	$165	0.19%	1.15% to 1.40%	1.33%	to	1.03%
2015	15	$9.74	to	$9.71	$148	—%	1.15% to 1.40%	(0.41)%	to	(0.72)%
2014 (8)	3			$9.78	$30	—%	1.15% to 1.40%	(1.61)%	to	(1.51)%

American Funds Insurance Series Managed Risk International Fund Class P2:
2017	11	$11.78	to	$10.54	$120	0.44%	1.00% to 1.40%	17.80%	to	26.84%
2016	5	$8.36	to	$8.31	$41	0.92%	1.15% to 1.40%	(4.13)%	to	(4.37)%
2015	4	$8.72	to	$8.69	$38	0.02%	1.15% to 1.40%	(7.53)%	to	(7.85)%
2014 (8)	2			$9.43	$18	—%	1.15% to 1.40%			(3.87)%

American Funds Insurance Series New World Fund Class 2:
2017	148	$11.54	to	$11.64	$1,738	0.97%	1.30% to 2.00%	27.80%	to	26.80%
2016	130	$9.03	to	$9.18	$1,195	1.17%	1.30% to 2.00%	3.91%	to	3.26%
2015	50	$8.69	to	$8.89	$441	0.67%	1.30% to 2.00%	(4.40)%	to	(10.83)%
2014 (7)	17	$9.09	to	$9.06	$152	2.00%	1.30% to 1.90%	(9.55)%	to	(9.85)%

American Funds Insurance Series New World Fund Class 4:
2017	61	$11.65	to	$11.30	$703	1.02%	1.00% to 1.40%	16.62%	to	27.25%
2016	37	$8.93	to	$8.88	$329	0.54%	1.15% to 1.40%	3.84%	to	3.62%
2015	46	$8.60	to	$8.57	$394	0.63%	1.15% to 1.40%	(4.44)%	to	(4.78)%
2014 (8)	6			$9.00	$52	7.63%	1.15% to 1.40%	(7.22)%	to	(7.12)%

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2017

						For the year ended December 31,
	December 31,					except as noted
		Unit fair value						Total return (3)
		corresponding					Expense	corresponding
		to lowest			Net	Investment	ratio (2)	to lowest
	Units	to highest			assets	income	lowest to	to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest	expense ratio

BlackRock Advantage U.S. Total Market Class III:
2017 (17)	13	$11.64	to	$12.28	$150	2.43%	1.00% to 1.40%	15.02%	to	12.25%
2016	3	$10.98	to	$10.94	$31	0.94%	1.15% to 1.40%	22.00%	to	21.69%
2015 (10)	—	$9.00	to	$8.99	$1	0.94%	1.15% to 1.40%	(10.89)%	to	(10.99)%

BlackRock Global Allocation Class III:
2017	119	$10.83	to	$10.49	$1,268	1.34%	1.00% to 2.00%	8.19%	to	11.36%
2016	105	$9.55	to	$9.42	$996	1.36%	1.15% to 2.00%	2.69%	to	1.84%
2015 (10)	56	$9.30	to	$9.25	$522	1.85%	1.15% to 2.00%	(7.00)%	to	(7.50)%

BlackRock iShares Alternative Strategies Class III:
2017	70	$10.60	to	$10.61	$755	2.68%	1.00% to 2.00%	5.68%	to	10.18%
2016	65	$9.76	to	$9.63	$632	5.30%	1.15% to 2.00%	5.06%	to	4.22%
2015 (10)	14	$9.29	to	$9.24	$129	8.05%	1.15% to 2.00%	(6.82)%	to	(7.32)%

BlackRock iShares Dynamic Allocation Class III:
2017	25	$11.00	to	$10.65	$266	2.33%	1.00% to 2.00%	9.67%	to	12.46%
2016	11	$9.60	to	$9.47	$107	2.28%	1.15% to 2.00%	4.92%	to	4.07%
2015 (10)	7	$9.15	to	$9.10	$60	6.90%	1.15% to 2.00%	(8.32)%	to	(8.82)%

BlackRock iShares Dynamic Fixed Income Class III:
2017	74	$10.18	to	$9.93	$747	2.26%	1.00% to 2.00%	1.70%	to	1.53%
2016	88	$9.91	to	$9.78	$872	2.37%	1.15% to 2.00%	2.16%	to	1.35%
2015 (10)	11	$9.70	to	$9.65	$111	5.79%	1.15% to 2.00%	(2.71)%	to	(3.21)%

BlackRock iShares Equity Appreciation Class III:
2017	72	$11.51	to	$10.98	$806	1.76%	1.00% to 2.00%	14.64%	to	19.09%
2016	53	$9.34	to	$9.22	$497	2.22%	1.15% to 2.00%	7.73%	to	6.96%
2015 (10)	13	$8.67	to	$8.62	$111	6.14%	1.15% to 2.00%	(13.21)%	to	(13.71)%

Calvert EAFE International Index Class F:
2017	10	$11.56	to	$10.86	$111	1.76%	1.00% to 1.40%	15.60%	to	22.71%
2016	2	$8.90	to	$8.85	$19	4.06%	1.15% to 1.40%	(0.89)%	to	(1.12)%
2015	2	$8.98	to	$8.95	$15	0.04%	1.15% to 1.40%	(2.92)%	to	(3.24)%
2014 (8)	1			$9.25	$5	26.28%	1.15% to 1.40%	(4.05)%	to	(3.95)%

Calvert Russell 2000 Small Cap Index Class F:
2017	66	$11.34	to	$13.07	$773	1.15%	1.00% to 1.40%	12.39%	to	12.48%
2016	13	$11.69	to	$11.62	$155	0.52%	1.15% to 1.40%	19.29%	to	18.94%
2015	11	$9.80	to	$9.77	$103	—%	1.15% to 1.40%	(6.49)%	to	(6.69)%
2014 (8)	2	$10.48	to	$10.47	$21	2.65%	1.15% to 1.40%	1.45%	to	1.36%

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2017

						For the year ended December 31,
	December 31,					except as noted
		Unit fair value						Total return (3)
		corresponding					Expense	corresponding
		to lowest			Net	Investment	ratio (2)	to lowest
	Units	to highest			assets	income	lowest to	to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest	expense ratio

Calvert S&P MidCap 400 Index Class F:
2017	162	$11.22	to	$13.20	$1,954	0.93%	1.00% to 1.40%	11.31%	to	13.99%
2016	65	$11.64	to	$11.58	$751	0.66%	1.15% to 1.40%	18.53%	to	18.28%
2015	49	$9.82	to	$9.79	$480	—%	1.15% to 1.40%	(4.01)%	to	(4.21)%
2014 (8)	3	$10.23	to	$10.22	$36	5.13%	1.15% to 1.40%			(0.10)%

ClearBridge Small Cap Growth Class II:
2017	31	$11.93	to	$12.04	$373	—%	1.00% to 1.40%	18.24%	to	22.23%
2016	1	$9.89	to	$9.85	$13	—%	1.15% to 1.40%	4.32%	to	4.01%
2015 (10)	1	$9.48	to	$9.47	$9	—%	1.15% to 1.40%	(6.51)%	to	(6.61)%

Columbia Limited Duration Credit Class 2:
2017	21	$10.03	to	$9.81	$208	2.04%	1.00% to 2.00%	0.30%	to	(0.20)%
2016	19	$9.97	to	$9.83	$185	2.33%	1.15% to 2.00%	4.07%	to	3.26%
2015 (10)	15	$9.58	to	$9.52	$140	—%	1.15% to 2.00%	(4.20)%	to	(4.80)%

Columbia Small Cap Value Class 2:
2017	38	$11.53	to	$13.37	$480	0.33%	1.00% to 1.40%	14.05%	to	12.35%
2016	20	$11.94	to	$11.90	$244	0.26%	1.15% to 1.40%	31.21%	to	30.91%
2015 (10)	8	$9.10	to	$9.09	$75	0.73%	1.15% to 1.40%	(9.90)%	to	(9.91)%

Core Plus Bond Class 1:
2017	6,196	$3.04	to	$22.32	$131,734	2.86%	0.42% to 2.00%	4.37%	to	2.76%
2016	6,529	$2.91	to	$21.72	$138,244	3.07%	0.43% to 2.00%	3.65%	to	2.02%
2015	7,246	$2.81	to	$21.29	$151,328	3.09%	0.43% to 2.00%	(0.90)%	to	(2.47)%
2014	8,648	$2.83	to	$21.83	$180,940	3.11%	0.44% to 2.00%	4.79%	to	3.17%
2013	9,961	$2.70	to	$21.16	$201,686	3.30%	0.40% to 2.00%	(1.27)%	to	(2.76)%

Core Plus Bond Class 2:
2017	58	$10.24	to	$10.25	$592	2.77%	1.00% to 1.40%	2.30%	to	3.02%
2016	22	$9.99	to	$9.95	$221	0.90%	1.15% to 1.40%	2.67%	to	2.37%
2015 (10)	2	$9.73	to	$9.72	$19	6.38%	1.15% to 1.40%	(2.31)%	to	(2.41)%

Delaware Limited Term Diversified Income Service Class:
2017	30	$10.03	to	$9.79	$302	1.90%	1.00% to 2.00%	0.30%	to	(0.10)%
2016	94	$9.93	to	$9.80	$931	1.35%	1.15% to 2.00%	0.51%	to	(0.20)%
2015 (10)	23	$9.88	to	$9.82	$227	1.11%	1.15% to 2.00%	(1.00)%	to	(1.60)%

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2017

						For the year ended December 31,
	December 31,					except as noted
		Unit fair value						Total return (3)
		corresponding					Expense	corresponding
		to lowest			Net	Investment	ratio (2)	to lowest
	Units	to highest			assets	income	lowest to	to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest	expense ratio

Delaware Small Cap Value Service Class:
2017	176	$15.66	to	$15.17	$2,726	0.66%	1.30% to 2.00%	10.28%	to	9.61%
2016	160	$14.20	to	$13.84	$2,248	0.64%	1.30% to 2.00%	29.44%	to	28.51%
2015	93	$10.97	to	$10.77	$1,009	0.42%	1.30% to 2.00%	(7.66)%	to	(8.34)%
2014	63	$11.88	to	$11.75	$746	0.29%	1.30% to 2.00%	4.21%	to	3.52%
2013 (4)	23	$11.40	to	$11.35	$262	—%	1.30% to 2.00%	13.66%	to	13.16%

Deutsche Alternative Asset Allocation Class B:
2017	4	$10.41	to	$9.89	$40	2.10%	1.00% to 1.40%	4.00%	to	5.55%
2016	5	$9.42	to	$9.37	$42	1.90%	1.15% to 1.40%	3.74%	to	3.54%
2015	4	$9.08	to	$9.05	$40	—%	1.15% to 1.40%	(7.63)%	to	(7.84)%
2014 (8)	—	$9.83	to	$9.82	$—	—%	1.15% to 1.40%	(1.60)%	to	(1.70)%

Deutsche Equity 500 Index Class B2:
2017	103	$11.39	to	$13.32	$1,324	1.21%	1.00% to 1.40%	13.67%	to	19.35%
2016	82	$11.22	to	$11.16	$919	1.49%	1.15% to 1.40%	9.89%	to	9.63%
2015	67	$10.21	to	$10.18	$678	1.24%	1.15% to 1.40%	(0.39)%	to	(0.59)%
2014 (8)	6	$10.25	to	$10.24	$59	—%	1.15% to 1.40%			(0.49)%

Deutsche Small Mid Cap Value Class B:
2017	92	$10.81	to	$13.80	$1,242	0.36%	1.00% to 2.00%	7.24%	to	7.98%
2016	91	$11.23	to	$12.78	$1,157	0.22%	1.15% to 2.00%	15.18%	to	14.11%
2015	85	$9.75	to	$11.20	$953	—%	1.15% to 2.00%	(3.37)%	to	(4.11)%
2014	52	$10.09	to	$11.68	$615	0.40%	1.15% to 2.00%	(0.69)%	to	3.00%
2013 (4)	13	$11.39	to	$11.34	$146	—%	1.30% to 2.00%	13.56%	to	13.06%

Diversified Balanced Class 1:
2017 (14)	2,579	$10.60	to	$10.50	$27,197	2.47%	0.53% to 1.90%	—%	to	5.00%

Diversified Balanced Class 2:
2017	69,727	$10.72	to	$15.54	$1,131,092	1.38%	1.40% to 2.00%	6.99%	to	9.28%
2016	74,396	$14.83	to	$14.22	$1,099,762	1.25%	1.40% to 2.00%	5.40%	to	4.79%
2015	73,477	$14.07	to	$13.57	$1,030,997	1.00%	1.40% to 2.00%	(1.26)%	to	(1.88)%
2014	71,134	$14.25	to	$13.83	$1,011,135	0.89%	1.40% to 2.00%	5.95%	to	5.33%
2013	63,792	$13.45	to	$13.13	$856,504	0.33%	1.40% to 2.00%	11.43%	to	10.80%

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2017

						For the year ended December 31,
	December 31,					except as noted
		Unit fair value						Total return (3)
		corresponding					Expense	corresponding
		to lowest			Net	Investment	ratio (2)	to lowest
	Units	to highest			assets	income	lowest to	to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest	expense ratio

Diversified Balanced Managed Volatility Class 2:
2017	15,118	$10.71	to	$11.72	$181,077	1.29%	1.00% to 2.00%	6.89%	to	8.72%
2016	15,384	$10.57	to	$10.78	$168,723	0.69%	1.15% to 2.00%	5.17%	to	4.26%
2015	13,227	$10.05	to	$10.34	$138,378	0.84%	1.15% to 2.00%	(1.08)%	to	(1.90)%
2014	7,967	$10.16	to	$10.54	$84,544	0.01%	1.15% to 2.00%	(0.20)%	to	4.77%
2013 (5)	87	$10.07	to	$10.06	$877	—%	1.40% to 2.00%	0.90%	to	0.80%

Diversified Balanced Volatility Control Class 2:
2017 (13)	3,405			$10.73	$36,539	—%	1.40%			7.09%

Diversified Growth Class 2:
2017	219,749	$10.93	to	$17.19	$3,946,890	1.36%	1.40% to 2.00%	9.08%	to	11.91%
2016	224,677	$16.02	to	$15.36	$3,589,242	1.24%	1.40% to 2.00%	6.66%	to	6.00%
2015	213,718	$15.02	to	$14.49	$3,202,277	1.03%	1.40% to 2.00%	(1.18)%	to	(1.83)%
2014	189,924	$15.20	to	$14.76	$2,881,637	0.96%	1.40% to 2.00%	6.29%	to	5.73%
2013	154,283	$14.30	to	$13.96	$2,202,298	0.45%	1.40% to 2.00%	16.45%	to	15.75%

Diversified Growth Managed Volatility Class 2:
2017	28,510	$10.89	to	$12.19	$354,954	1.24%	1.00% to 2.00%	8.68%	to	11.12%
2016	28,091	$10.67	to	$10.97	$313,613	0.60%	1.15% to 2.00%	6.38%	to	5.38%
2015	23,991	$10.03	to	$10.41	$252,642	1.04%	1.15% to 2.00%	(1.08)%	to	(1.89)%
2014	14,199	$10.14	to	$10.61	$151,625	0.02%	1.15% to 2.00%	(0.39)%	to	4.95%
2013 (5)	393	$10.12	to	$10.11	$3,979	—%	1.40% to 2.00%	1.40%	to	1.30%

Diversified Growth Volatility Control Class 2:
2017 (13)	15,735			$10.91	$171,699	—%	1.40%			8.77%

Diversified Income Class 2:
2017	20,774	$10.54	to	$12.59	$268,177	1.38%	1.40% to 2.00%	5.19%	to	6.69%
2016	20,962	$12.13	to	$11.80	$254,023	1.00%	1.40% to 2.00%	4.03%	to	3.42%
2015	17,071	$11.66	to	$11.41	$198,791	0.78%	1.40% to 2.00%	(1.19)%	to	(1.81)%
2014	14,292	$11.80	to	$11.62	$168,519	0.56%	1.40% to 2.00%	5.36%	to	4.78%
2013	10,017	$11.20	to	$11.09	$112,081	0.11%	1.40% to 2.00%	6.77%	to	6.12%

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2017

						For the year ended December 31,
	December 31,					except as noted
		Unit fair value						Total return (3)
		corresponding					Expense	corresponding
		to lowest			Net	Investment	ratio (2)	to lowest
	Units	to highest			assets	income	lowest to	to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest	expense ratio

Diversified International Class 1:
2017	4,720	$4.08	to	$30.30	$131,186	1.81%	0.43% to 2.00%	28.52%	to	26.51%
2016	5,292	$3.17	to	$23.95	$117,981	2.32%	0.41% to 2.00%	(0.06)%	to	(1.60)%
2015	5,938	$3.17	to	$24.34	$136,019	2.51%	0.44% to 2.00%	(0.77)%	to	(2.33)%
2014	6,681	$3.20	to	$24.92	$154,009	2.17%	0.42% to 2.00%	(3.62)%	to	(5.14)%
2013	7,605	$3.32	to	$26.27	$183,015	2.83%	0.42% to 2.00%	17.90%	to	16.55%

Diversified International Class 2:
2017	58	$11.83	to	$11.51	$684	1.86%	1.00% to 1.40%	18.18%	to	27.04%
2016	22	$9.12	to	$9.06	$197	2.14%	1.15% to 1.40%	(0.98)%	to	(1.31)%
2015	23	$9.21	to	$9.18	$210	3.16%	1.15% to 1.40%	(1.81)%	to	(2.03)%
2014 (8)	3	$9.38	to	$9.37	$26	—%	1.15% to 1.40%	(3.89)%	to	(4.00)%

Dreyfus IP MidCap Stock Service Shares:
2017	14	$11.23	to	$11.93	$162	0.69%	1.00% to 1.40%	11.41%	to	13.40%
2016	10	$10.56	to	$10.52	$105	0.75%	1.15% to 1.40%	13.92%	to	13.61%
2015 (10)	5	$9.27	to	$9.26	$44	—%	1.15% to 1.40%	(8.13)%	to	(8.23)%

Dreyfus IP Technology Growth Service Shares:
2017	305	$34.03	to	$31.40	$10,254	—%	1.40% to 2.00%	40.39%	to	39.56%
2016	271	$24.24	to	$22.50	$6,464	—%	1.40% to 2.00%	2.93%	to	2.32%
2015	266	$23.55	to	$21.99	$6,205	—%	1.40% to 2.00%	4.43%	to	3.78%
2014	226	$22.55	to	$21.19	$5,041	—%	1.40% to 2.00%	5.13%	to	4.49%
2013	217	$21.45	to	$20.28	$4,605	—%	1.40% to 2.00%	30.71%	to	30.00%

Equity Income Class 1:
2017	10,292	$2.61	to	$18.07	$197,554	2.21%	0.44% to 2.00%	20.57%	to	18.73%
2016	12,338	$2.17	to	$15.22	$198,801	2.68%	0.39% to 2.00%	15.24%	to	13.41%
2015	14,715	$1.88	to	$13.42	$207,674	2.43%	0.55% to 2.00%	(4.33)%	to	(5.82)%
2014	17,409	$1.97	to	$14.25	$258,967	2.35%	0.27% to 2.00%	12.33%	to	10.55%
2013	22,006	$1.75	to	$12.89	$293,600	3.07%	0.33% to 2.00%	26.77%	to	24.90%

Equity Income Class 2:
2017	201	$11.50	to	$13.10	$2,508	2.21%	1.00% to 1.40%	14.66%	to	19.09%
2016	115	$11.06	to	$11.00	$1,263	2.61%	1.15% to 1.40%	14.14%	to	13.87%
2015	104	$9.69	to	$9.66	$1,006	3.12%	1.15% to 1.40%	(5.28)%	to	(5.48)%
2014 (8)	8	$10.23	to	$10.22	$81	—%	1.15% to 1.40%			(0.97)%

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2017

						For the year ended December 31,
	December 31,					except as noted
		Unit fair value						Total return (3)
		corresponding					Expense	corresponding
		to lowest			Net	Investment	ratio (2)	to lowest
	Units	to highest			assets	income	lowest to	to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest	expense ratio

Fidelity VIP Contrafund Service Class:
2017	1,388	$30.23	to	$27.28	$41,949	0.89%	1.30% to 1.90%	20.20%	to	19.44%
2016	1,566	$25.15	to	$22.84	$39,392	0.70%	1.30% to 1.90%	6.52%	to	5.89%
2015	1,786	$23.61	to	$21.57	$42,171	0.90%	1.30% to 1.90%	(0.76)%	to	(1.33)%
2014	2,024	$23.79	to	$21.86	$48,140	0.82%	1.30% to 1.90%	10.39%	to	9.74%
2013	2,372	$21.55	to	$19.92	$51,076	0.93%	1.30% to 1.90%	29.43%	to	28.68%

Fidelity VIP Contrafund Service Class 2:
2017	1,967	$11.28	to	$26.63	$52,563	0.77%	1.00% to 2.00%	12.35%	to	19.20%
2016	2,089	$10.75	to	$22.34	$48,208	0.60%	1.15% to 2.00%	6.54%	to	5.58%
2015	2,325	$10.09	to	$21.16	$50,809	0.80%	1.15% to 2.00%	(0.79)%	to	(1.58)%
2014	2,435	$10.17	to	$21.50	$55,142	0.72%	1.15% to 2.00%	(0.78)%	to	9.47%
2013	2,712	$20.78	to	$19.64	$55,840	0.81%	1.40% to 2.00%	29.23%	to	28.45%

Fidelity VIP Equity-Income Service Class 2:
2017	1,472	$21.75	to	$19.72	$31,878	1.49%	1.30% to 2.00%	11.20%	to	10.41%
2016	1,624	$19.56	to	$17.86	$31,630	2.05%	1.30% to 2.00%	16.15%	to	15.37%
2015	1,877	$16.84	to	$15.48	$31,472	2.86%	1.30% to 2.00%	(5.45)%	to	(6.12)%
2014	2,117	$17.81	to	$16.49	$37,544	2.56%	1.30% to 2.00%	7.03%	to	6.32%
2013	2,399	$16.64	to	$15.51	$39,708	2.19%	1.30% to 2.00%	26.25%	to	25.38%

Fidelity VIP Government Money Market Initial Class:
2017	7,283	$1.00	to	$9.71	$34,519	0.66%	0.42% to 2.00%	0.21%	to	(1.32)%
2016 (11)	8,827	$1.00	to	$0.99	$47,450	0.22%	0.59% to 2.19%	—%	to	—%

Fidelity VIP Government Money Market Service Class:
2017	310	$9.96	to	$9.94	$3,084	0.42%	1.00% to 1.40%	(0.40)%	to	(0.60)%
2016 (11)	391	$9.90	to	$9.88	$3,865	0.02%	1.15% to 1.40%	(1.00)%	to	(1.20)%

Fidelity VIP Growth Service Class:
2017	730	$20.50	to	$18.50	$14,958	0.12%	1.30% to 1.90%	33.29%	to	32.43%
2016	779	$15.38	to	$13.97	$11,979	—%	1.30% to 1.90%	(0.65)%	to	(1.13)%
2015	917	$15.48	to	$14.13	$14,193	0.16%	1.30% to 1.90%	5.74%	to	4.98%
2014	1,037	$14.64	to	$13.46	$15,185	0.09%	1.30% to 1.90%	9.75%	to	9.16%
2013	1,248	$13.34	to	$12.33	$16,637	0.18%	1.30% to 1.90%	34.48%	to	33.59%

Fidelity VIP Growth Service Class 2:
2017	421	$27.61	to	$25.48	$11,548	0.08%	1.40% to 2.00%	33.00%	to	32.16%
2016	430	$20.76	to	$19.28	$8,861	—%	1.40% to 2.00%	(0.86)%	to	(1.43)%
2015	480	$20.94	to	$19.56	$9,985	0.03%	1.40% to 2.00%	5.39%	to	4.77%
2014	481	$19.87	to	$18.67	$9,442	—%	1.40% to 2.00%	9.48%	to	8.80%
2013	467	$18.15	to	$17.16	$8,346	0.05%	1.40% to 2.00%	34.25%	to	33.44%

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2017

						For the year ended December 31,
	December 31,					except as noted
		Unit fair value						Total return (3)
		corresponding					Expense	corresponding
		to lowest			Net	Investment	ratio (2)	to lowest
	Units	to highest			assets	income	lowest to	to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest	expense ratio

Fidelity VIP Mid Cap Service Class:
2017	49			$13.81	$674	0.62%	0.95%			19.57%
2016	49			$11.55	$563	0.53%	0.95%			11.06%
2015	7			$10.40	$69	0.41%	0.95%			(2.44)%
2014 (7)	7			$10.66	$71	0.32%	0.95%			5.75%

Fidelity VIP Mid Cap Service Class 2:
2017	914	$11.55	to	$30.46	$25,998	0.49%	1.00% to 2.00%	14.58%	to	18.15%
2016	830	$10.82	to	$25.78	$21,339	0.31%	1.15% to 2.00%	10.63%	to	9.70%
2015	829	$9.78	to	$23.50	$19,266	0.27%	1.15% to 2.00%	(2.78)%	to	(3.57)%
2014	707	$10.06	to	$24.37	$17,956	0.02%	1.15% to 2.00%	(0.20)%	to	3.92%
2013	623	$24.80	to	$23.45	$15,323	0.29%	1.40% to 2.00%	34.05%	to	33.31%

Fidelity VIP Overseas Service Class 2:
2017	1,487	$11.88	to	$18.11	$28,448	1.15%	1.00% to 2.00%	18.92%	to	27.45%
2016	1,731	$9.02	to	$14.21	$26,313	1.18%	1.15% to 2.00%	(6.33)%	to	(7.12)%
2015	1,940	$9.63	to	$15.30	$31,477	1.08%	1.15% to 2.00%	2.12%	to	1.26%
2014	2,368	$9.43	to	$15.11	$37,741	1.04%	1.15% to 2.00%	(3.38)%	to	(10.11)%
2013	2,605	$17.79	to	$16.81	$45,762	1.10%	1.40% to 2.00%	28.54%	to	27.74%

Franklin Global Real Estate VIP Class 2:
2017	66	$10.70	to	$10.18	$715	3.04%	1.00% to 2.00%	6.57%	to	8.30%
2016	61	$10.43	to	$9.40	$613	1.19%	1.15% to 2.00%	(0.67)%	to	(1.47)%
2015	48	$10.50	to	$9.54	$497	3.78%	1.15% to 2.00%	(0.57)%	to	(4.02)%
2014 (8)	4	$10.56	to	$10.55	$42	—%	1.15% to 1.40%	1.05%	to	0.96%

Franklin Rising Dividends VIP Class 4:
2017	104	$11.48	to	$13.32	$1,339	1.37%	1.00% to 1.40%	14.46%	to	18.82%
2016	72	$11.28	to	$11.21	$808	1.21%	1.15% to 1.40%	14.63%	to	14.27%
2015	48	$9.84	to	$9.81	$470	1.49%	1.15% to 1.40%	(4.84)%	to	(5.13)%
2014 (8)	7			$10.34	$71	—%	1.15% to 1.40%			(0.39)%

Franklin Small Cap Value VIP Class 2:
2017	206	$24.11	to	$22.88	$4,897	0.52%	1.30% to 2.00%	9.24%	to	8.49%
2016	253	$22.07	to	$21.09	$5,529	0.76%	1.30% to 2.00%	28.46%	to	27.59%
2015	191	$17.18	to	$16.53	$3,252	0.62%	1.30% to 2.00%	(8.57)%	to	(9.23)%
2014	191	$18.79	to	$18.21	$3,577	0.62%	1.30% to 2.00%	(0.74)%	to	(1.41)%
2013	185	$18.93	to	$18.47	$3,494	1.17%	1.30% to 2.00%	17.65%	to	33.65%

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2017

						For the year ended December 31,
	December 31,					except as noted
		Unit fair value						Total return (3)
		corresponding					Expense	corresponding
		to lowest			Net	Investment	ratio (2)	to lowest
	Units	to highest			assets	income	lowest to	to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest	expense ratio

Goldman Sachs VIT Mid Cap Value Institutional Shares:
2017	509	$26.77	to	$24.60	$13,514	0.71%	1.30% to 2.00%	9.62%	to	8.90%
2016	586	$24.42	to	$22.59	$14,216	1.31%	1.30% to 2.00%	12.07%	to	11.28%
2015	689	$21.79	to	$20.30	$14,902	0.38%	1.30% to 2.00%	(10.40)%	to	(11.04)%
2014	770	$24.32	to	$22.82	$18,543	0.99%	1.30% to 2.00%	12.07%	to	11.32%
2013	842	$21.70	to	$20.50	$18,015	0.83%	1.30% to 2.00%	10.55%	to	30.32%

Goldman Sachs VIT Mid Cap Value Service Shares:
2017	50	$10.73	to	$11.16	$558	0.53%	1.00% to 1.40%	6.55%	to	9.30%
2016	45	$10.26	to	$10.21	$459	1.08%	1.15% to 1.40%	11.89%	to	11.71%
2015	51	$9.17	to	$9.14	$469	0.18%	1.15% to 1.40%	(10.54)%	to	(10.74)%
2014 (8)	2	$10.25	to	$10.24	$17	5.08%	1.15% to 1.40%	0.59%	to	0.49%

Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Service Shares:
2017	—	$10.20	to	$9.58	$2	3.31%	1.00% to 1.40%	2.00%	to	3.90%
2016	—	$9.26	to	$9.22	$—	—%	1.15% to 1.40%	(0.86)%	to	(1.18)%
2015 (10)	1	$9.34	to	$9.33	$12	6.02%	1.15% to 1.40%	(6.69)%	to	(6.79)%

Goldman Sachs VIT Small Cap Equity Insights Institutional Shares:
2017	291	$23.78	to	$21.85	$6,852	0.53%	1.30% to 2.00%	10.14%	to	9.36%
2016	323	$21.59	to	$19.98	$6,918	1.15%	1.30% to 2.00%	21.57%	to	20.80%
2015	351	$17.76	to	$16.54	$6,193	0.28%	1.30% to 2.00%	(3.37)%	to	(4.12)%
2014	382	$18.38	to	$17.25	$6,978	0.76%	1.30% to 2.00%	5.57%	to	4.86%
2013	417	$17.41	to	$16.45	$7,164	0.99%	1.30% to 2.00%	14.16%	to	32.98%

Goldman Sachs VIT Small Cap Equity Insights Service Shares:
2017	15	$11.29	to	$13.57	$187	0.41%	1.00% to 1.40%	11.67%	to	9.61%
2016	8	$12.45	to	$12.38	$99	0.39%	1.15% to 1.40%	21.58%	to	21.37%
2015	10	$10.24	to	$10.20	$107	0.05%	1.15% to 1.40%	(3.58)%	to	(3.86)%
2014 (8)	—	$10.62	to	$10.61	$5	6.02%	1.15% to 1.40%	1.63%	to	1.53%

Government & High Quality Bond Class 1:
2017	9,071	$2.88	to	$11.47	$98,248	3.95%	0.42% to 2.00%	1.45%	to	(0.17)%
2016	9,919	$2.84	to	$11.49	$110,034	3.50%	0.51% to 2.00%	1.37%	to	(0.17)%
2015	10,832	$2.80	to	$11.51	$121,664	3.26%	0.42% to 2.00%	0.37%	to	(1.20)%
2014	12,521	$2.79	to	$11.65	$141,359	3.77%	0.43% to 2.00%	4.64%	to	2.92%
2013	14,619	$2.66	to	$11.32	$159,944	3.86%	0.42% to 2.00%	(1.44)%	to	(2.83)%

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2017

						For the year ended December 31,
	December 31,					except as noted
		Unit fair value						Total return (3)
		corresponding					Expense	corresponding
		to lowest			Net	Investment	ratio (2)	to lowest
	Units	to highest			assets	income	lowest to	to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest	expense ratio

Government & High Quality Bond Class 2:
2017	140	$10.00	to	$10.06	$1,414	4.10%	1.00% to 1.40%	—%	to	0.10%
2016	133	$10.11	to	$10.05	$1,342	3.82%	1.15% to 1.40%	0.40%	to	0.10%
2015	100	$10.07	to	$10.04	$1,003	3.74%	1.15% to 1.40%	(0.49)%	to	(0.79)%
2014 (8)	2			$10.12	$20	—%	1.15% to 1.40%	—%	to	0.10%

Guggenheim Floating Rate Strategies Series F:
2017	172	$10.17	to	$10.44	$1,825	2.85%	1.00% to 2.00%	1.70%	to	1.36%
2016	154	$10.62	to	$10.30	$1,598	5.18%	1.15% to 2.00%	7.27%	to	6.40%
2015	81	$9.90	to	$9.68	$787	2.66%	1.15% to 2.00%	(0.40)%	to	(3.20)%
2014 (8)	1	$9.94	to	$9.93	$13	—%	1.15% to 1.40%	(0.80)%	to	(0.90)%

Guggenheim Investments Global Managed Futures Strategy:
2017	13	$10.60	to	$8.56	$118	1.54%	1.00% to 2.00%	5.79%	to	6.60%
2016	17	$8.82	to	$8.03	$143	3.42%	1.15% to 2.00%	(15.68)%	to	(16.53)%
2015	11	$10.46	to	$9.62	$114	3.08%	1.15% to 2.00%	(2.70)%	to	(3.99)%
2014 (8)	2	$10.75	to	$10.74	$21	—%	1.15% to 1.40%	5.50%	to	5.40%

Guggenheim Investments Long Short Equity:
2017	12	$11.54	to	$10.93	$141	0.36%	1.00% to 2.00%	15.05%	to	12.56%
2016	12	$10.40	to	$9.71	$127	—%	1.15% to 2.00%	(0.57)%	to	(1.32)%
2015	17	$10.46	to	$9.84	$177	—%	1.15% to 2.00%	0.10%	to	(2.09)%
2014 (8)	4	$10.45	to	$10.44	$43	—%	1.15% to 1.40%	2.96%	to	2.86%

Guggenheim Investments Multi-Hedge Strategies:
2017	53	$10.29	to	$9.87	$537	—%	1.00% to 2.00%	2.80%	to	1.65%
2016	45	$10.16	to	$9.71	$438	0.11%	1.15% to 2.00%	(1.65)%	to	(2.51)%
2015	9	$10.33	to	$9.96	$88	0.63%	1.15% to 2.00%	0.68%	to	(0.60)%
2014 (8)	1	$10.26	to	$10.25	$8	—%	1.15% to 1.40%	2.29%	to	2.30%

Income Class 1:
2017	486	$10.52	to	$10.33	$5,092	4.43%	1.30% to 2.00%	3.75%	to	3.09%
2016	462	$10.14	to	$10.02	$4,669	4.48%	1.30% to 2.00%	4.43%	to	3.62%
2015 (10)	60	$9.71	to	$9.67	$582	4.78%	1.30% to 2.00%	(2.61)%	to	(3.01)%

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2017

						For the year ended December 31,
	December 31,					except as noted
		Unit fair value						Total return (3)
		corresponding					Expense	corresponding
		to lowest			Net	Investment	ratio (2)	to lowest
	Units	to highest			assets	income	lowest to	to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest	expense ratio

Income Class 2:
2017	83	$10.25	to	$10.42	$860	5.10%	1.00% to 1.40%	2.30%	to	3.37%
2016	44	$10.12	to	$10.08	$446	7.41%	1.15% to 1.40%	4.33%	to	4.02%
2015 (10)	2	$9.70	to	$9.69	$17	11.21%	1.15% to 1.40%	(2.71)%	to	(2.81)%

International Emerging Markets Class 1:
2017	1,609	$4.74	to	$36.52	$59,753	1.25%	0.42% to 2.00%	40.25%	to	38.07%
2016	1,820	$3.38	to	$26.45	$49,426	1.16%	0.40% to 2.00%	8.94%	to	7.22%
2015	1,992	$3.10	to	$24.67	$50,665	1.67%	0.41% to 2.00%	(14.17)%	to	(15.51)%
2014	2,140	$3.62	to	$29.20	$64,255	0.91%	0.41% to 2.00%	(4.15)%	to	(5.65)%
2013	2,369	$3.77	to	$30.95	$74,988	2.37%	0.40% to 2.00%	(5.42)%	to	(6.47)%

International Emerging Markets Class 2:
2017	77	$12.33	to	$11.61	$935	1.45%	1.00% to 1.40%	23.80%	to	38.54%
2016	14	$8.41	to	$8.38	$115	1.15%	1.15% to 1.40%	7.82%	to	7.71%
2015 (10)	4	$7.80	to	$7.78	$33	1.58%	1.15% to 1.40%	(21.84)%	to	(21.97)%

Invesco American Franchise Series I:
2017	237	$18.85	to	$18.22	$4,468	0.08%	1.30% to 1.90%	25.67%	to	24.97%
2016	259	$15.00	to	$14.58	$3,878	—%	1.30% to 1.90%	0.94%	to	0.34%
2015	294	$14.86	to	$14.53	$4,369	—%	1.30% to 1.90%	3.70%	to	3.05%
2014	321	$14.33	to	$14.10	$4,607	0.04%	1.30% to 1.90%	7.02%	to	6.33%
2013	385	$13.39	to	$13.26	$5,160	0.43%	1.30% to 1.90%	38.33%	to	37.55%

Invesco Balanced-Risk Allocation Series II:
2017	24	$10.62	to	$11.31	$266	4.11%	1.00% to 1.40%	6.09%	to	8.33%
2016	19	$10.50	to	$10.44	$203	0.21%	1.15% to 1.40%	10.18%	to	9.89%
2015	20	$9.53	to	$9.50	$191	4.91%	1.15% to 1.40%	(5.46)%	to	(5.75)%
2014 (8)	—			$10.08	$—	—%	1.15% to 1.40%			(0.69)%

Invesco Core Equity Series I:
2017	944	$17.76	to	$16.02	$16,764	1.02%	1.30% to 1.90%	11.77%	to	11.02%
2016	1,063	$15.89	to	$14.43	$16,900	0.75%	1.30% to 1.90%	8.84%	to	8.17%
2015	1,220	$14.60	to	$13.34	$17,820	1.11%	1.30% to 1.90%	(7.01)%	to	(7.49)%
2014	1,369	$15.70	to	$14.42	$21,497	0.83%	1.30% to 1.90%	6.73%	to	6.11%
2013	1,606	$14.71	to	$13.59	$23,623	1.34%	1.30% to 1.90%	27.69%	to	26.77%

Invesco Global Health Care Series I:
2017	353	$22.90	to	$11.04	$7,458	0.36%	1.30% to 2.00%	14.33%	to	13.58%
2016	389	$20.03	to	$9.72	$7,477	—%	1.30% to 2.00%	(12.61)%	to	(2.70)%
2015	461	$22.92	to	$21.00	$10,562	—%	1.30% to 1.90%	1.82%	to	1.25%
2014	485	$22.51	to	$20.74	$10,917	—%	1.30% to 1.90%	18.10%	to	17.37%
2013	551	$19.06	to	$17.67	$10,479	0.69%	1.30% to 1.90%	38.82%	to	37.94%

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2017

						For the year ended December 31,
	December 31,					except as noted
		Unit fair value						Total return (3)
		corresponding					Expense	corresponding
		to lowest			Net	Investment	ratio (2)	to lowest
	Units	to highest			assets	income	lowest to	to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest	expense ratio

Invesco Global Health Care Series II:
2017	98	$10.61	to	$10.40	$1,028	0.09%	1.00% to 1.40%	6.10%	to	13.91%
2016	83	$9.18	to	$9.13	$762	—%	1.15% to 1.40%	(12.74)%	to	(12.88)%
2015	78	$10.52	to	$10.48	$814	—%	1.15% to 1.40%	1.74%	to	1.45%
2014 (8)	7	$10.34	to	$10.33	$71	—%	1.15% to 1.40%			0.39%

Invesco International Growth Series I:
2017	752	$12.73	to	$12.01	$9,528	1.41%	1.40% to 2.00%	21.35%	to	20.58%
2016	906	$10.49	to	$9.96	$9,472	1.38%	1.40% to 2.00%	(1.87)%	to	(2.45)%
2015	954	$10.69	to	$10.21	$10,161	1.50%	1.40% to 2.00%	(3.69)%	to	(4.31)%
2014	943	$11.10	to	$10.67	$10,425	1.67%	1.40% to 2.00%	(1.07)%	to	(1.66)%
2013	791	$11.22	to	$10.85	$8,853	1.35%	1.40% to 2.00%	17.61%	to	16.92%

Invesco International Growth Series II:
2017	60	$11.31	to	$10.93	$665	1.39%	1.00% to 1.40%	13.21%	to	21.04%
2016	46	$9.08	to	$9.03	$418	1.21%	1.15% to 1.40%	(1.84)%	to	(2.06)%
2015	46	$9.25	to	$9.22	$429	1.81%	1.15% to 1.40%	(3.75)%	to	(3.96)%
2014 (8)	3	$9.61	to	$9.60	$32	—%	1.15% to 1.40%	(3.12)%	to	(3.23)%

Invesco Mid Cap Growth Series I:
2017	71	$16.97	to	$16.40	$1,209	—%	1.30% to 1.90%	20.87%	to	20.15%
2016	78	$14.04	to	$13.65	$1,102	—%	1.30% to 1.90%	(0.50)%	to	(1.16)%
2015	113	$14.11	to	$13.81	$1,594	—%	1.30% to 1.90%	(0.14)%	to	(0.65)%
2014	110	$14.13	to	$13.90	$1,554	—%	1.30% to 1.90%	6.64%	to	5.95%
2013	126	$13.25	to	$13.12	$1,672	0.39%	1.30% to 1.90%	35.34%	to	34.56%

Invesco Small Cap Equity Series I:
2017	297	$26.74	to	$24.57	$7,855	—%	1.30% to 2.00%	12.59%	to	11.78%
2016	327	$23.75	to	$21.98	$7,700	—%	1.30% to 2.00%	10.62%	to	9.85%
2015	372	$21.47	to	$20.01	$7,928	—%	1.30% to 2.00%	(6.77)%	to	(7.40)%
2014	408	$23.03	to	$21.61	$9,327	—%	1.30% to 2.00%	1.05%	to	0.37%
2013	469	$22.79	to	$21.53	$10,623	0.01%	1.30% to 2.00%	35.74%	to	34.82%

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2017

						For the year ended December 31,
	December 31,					except as noted
		Unit fair value						Total return (3)
		corresponding					Expense	corresponding
		to lowest			Net	Investment	ratio (2)	to lowest
	Units	to highest			assets	income	lowest to	to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest	expense ratio
Invesco Technology Series I:
2017	292	$12.65	to	$11.44	$3,692	—%	1.30% to 1.90%	33.44%	to	32.56%
2016	284	$9.48	to	$8.63	$2,690	—%	1.30% to 1.90%	(2.07)%	to	(2.60)%
2015	357	$9.68	to	$8.86	$3,452	—%	1.30% to 1.90%	5.45%	to	4.73%
2014	411	$9.18	to	$8.46	$3,772	—%	1.30% to 1.90%	9.68%	to	9.02%
2013	410	$8.37	to	$7.76	$3,426	—%	1.30% to 1.90%	23.45%	to	22.78%

Invesco Value Opportunities Series I:
2017	247	$17.90	to	$16.52	$4,385	0.39%	1.40% to 2.00%	15.78%	to	15.12%
2016	297	$15.46	to	$14.35	$4,558	0.41%	1.40% to 2.00%	16.68%	to	15.91%
2015	338	$13.25	to	$12.38	$4,445	2.63%	1.40% to 2.00%	(11.67)%	to	(12.14)%
2014	360	$15.00	to	$14.09	$5,348	1.37%	1.40% to 2.00%	5.19%	to	4.53%
2013	401	$14.26	to	$13.48	$5,666	1.46%	1.40% to 2.00%	32.04%	to	31.13%

Janus Henderson Enterprise Service Shares:
2017 (15)	465	$21.04	to	$18.98	$9,775	0.52%	1.30% to 1.90%	25.46%	to	24.70%
2016	519	$16.77	to	$15.22	$8,696	0.71%	1.30% to 1.90%	10.69%	to	9.97%
2015	580	$15.15	to	$13.84	$8,794	0.76%	1.30% to 1.90%	2.43%	to	1.84%
2014	643	$14.79	to	$13.59	$9,503	0.03%	1.30% to 1.90%	10.79%	to	10.13%
2013	744	$13.35	to	$12.34	$9,931	0.36%	1.30% to 1.90%	30.37%	to	29.62%

Janus Henderson Flexible Bond Service Shares:
2017 (16)	213	$10.13	to	$9.99	$2,165	2.61%	1.00% to 2.00%	1.30%	to	1.32%
2016	194	$10.03	to	$9.86	$1,933	3.06%	1.15% to 2.00%	1.01%	to	(1.40)%
2015	80	$9.93	to	$9.90	$796	2.28%	1.15% to 1.40%	(1.19)%	to	(1.39)%
2014 (8)	7	$10.05	to	$10.04	$73	4.49%	1.15% to 1.40%	(0.10)%	to	(0.20)%

LargeCap Growth Class 1:
2017	2,338	$4.40	to	$33.97	$48,371	0.37%	0.43% to 2.00%	34.32%	to	32.23%
2016	2,502	$3.27	to	$25.69	$40,322	0.27%	0.40% to 2.00%	(5.53)%	to	(7.02)%
2015	2,849	$3.46	to	$27.63	$49,543	0.14%	0.47% to 2.00%	4.54%	to	2.91%
2014	3,191	$3.31	to	$26.85	$53,469	0.54%	0.41% to 2.00%	10.65%	to	8.92%
2013	3,571	$2.99	to	$24.65	$55,522	1.44%	0.42% to 2.00%	33.35%	to	31.40%

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2017

						For the year ended December 31,
	December 31,					except as noted
		Unit fair value						Total return (3)
		corresponding					Expense	corresponding
		to lowest			Net	Investment	ratio (2)	to lowest
	Units	to highest			assets	income	lowest to	to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest	expense ratio

LargeCap Growth Class 2:
2017	54	$12.08	to	$12.92	$682	0.16%	1.00% to 1.40%	20.32%	to	32.65%
2016	31	$9.80	to	$9.74	$307	0.10%	1.15% to 1.40%	(6.40)%	to	(6.70)%
2015	42	$10.47	to	$10.44	$442	—%	1.15% to 1.40%	3.46%	to	3.26%
2014 (8)	1	$10.12	to	$10.11	$6	—%	1.15% to 1.40%	(0.39)%	to	(0.49)%

LargeCap Growth I Class 1:
2017	1,778	$2.98	to	$69.15	$112,164	0.03%	0.42% to 2.00%	33.15%	to	31.07%
2016	1,955	$2.24	to	$52.76	$94,521	—%	0.41% to 2.00%	0.84%	to	(0.73)%
2015	2,158	$2.22	to	$53.15	$105,642	0.23%	0.45% to 2.00%	7.32%	to	5.62%
2014	2,292	$2.07	to	$50.32	$109,226	0.12%	0.41% to 2.00%	8.16%	to	6.47%
2013	2,572	$1.91	to	$47.26	$114,518	0.38%	0.40% to 2.00%	35.57%	to	33.54%

LargeCap Growth I Class 2:
2017	57	$12.12	to	$13.08	$702	—%	1.00% to 1.40%	21.08%	to	31.46%
2016	13	$9.99	to	$9.95	$127	—%	1.15% to 1.40%	—%	to	(0.30)%
2015 (10)	49	$9.99	to	$9.98	$491	0.50%	1.15% to 1.40%	(0.60)%	to	(0.70)%

LargeCap S&P 500 Index Class 1:
2017	5,160	$2.70	to	$19.07	$104,391	1.65%	0.42% to 2.00%	20.98%	to	19.11%
2016	5,486	$2.23	to	$16.01	$92,870	1.66%	0.39% to 2.00%	11.12%	to	9.36%
2015	5,945	$2.01	to	$14.64	$92,317	1.44%	0.48% to 2.00%	0.72%	to	(0.88)%
2014	6,500	$1.99	to	$14.77	$102,363	1.24%	0.37% to 2.00%	12.81%	to	11.05%
2013	7,202	$1.76	to	$13.30	$101,189	1.22%	0.40% to 2.00%	31.49%	to	29.50%

LargeCap S&P 500 Index Class 2:
2017	275	$11.40	to	$12.65	$3,235	2.08%	1.00% to 1.40%	13.77%	to	19.57%
2016	72	$10.63	to	$10.58	$766	2.04%	1.15% to 1.40%	10.04%	to	9.75%
2015 (10)	16	$9.66	to	$9.64	$151	2.15%	1.15% to 1.40%	(3.69)%	to	(3.89)%

LargeCap Value Class 1:
2017	2,537	$6.53	to	$43.03	$76,973	2.00%	0.41% to 2.00%	16.34%	to	14.53%
2016	2,870	$64.98	to	$37.57	$74,504	1.93%	0.24% to 2.00%	7.67%	to	6.04%
2015	3,206	$5.21	to	$35.43	$79,223	1.69%	0.46% to 2.00%	(1.51)%	to	(3.06)%
2014	3,695	$61.32	to	$36.55	$91,485	2.20%	0.09% to 2.00%	10.64%	to	8.97%
2013	4,234	$4.78	to	$33.54	$95,526	2.52%	0.43% to 2.00%	30.28%	to	28.36%

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2017

						For the year ended December 31,
	December 31,					except as noted
		Unit fair value						Total return (3)
		corresponding					Expense	corresponding
		to lowest			Net	Investment	ratio (2)	to lowest
	Units	to highest			assets	income	lowest to	to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest	expense ratio

LargeCap Value Class 2:
2017	28	$11.32	to	$11.69	$325	2.25%	1.00% to 1.40%	12.64%	to	14.83%
2016	5	$10.22	to	$10.18	$56	1.51%	1.15% to 1.40%	6.68%	to	6.49%
2015 (10)	1	$9.58	to	$9.56	$10	1.46%	1.15% to 1.40%	(4.68)%	to	(4.88)%

MFS International Value Service Class:
2017	548	$11.76	to	$11.95	$6,698	1.47%	1.00% to 2.00%	17.72%	to	24.35%
2016	336	$10.61	to	$9.61	$3,308	1.38%	1.15% to 2.00%	2.61%	to	1.69%
2015	160	$10.34	to	$9.45	$1,563	2.01%	1.15% to 2.00%	5.19%	to	(5.41)%
2014 (8)	6			$9.83	$61	—%	1.15% to 1.40%			(2.09)%

MFS New Discovery Service Class:
2017	110	$12.00	to	$13.54	$1,497	—%	1.00% to 2.00%	19.05%	to	23.77%
2016	93	$9.84	to	$10.94	$1,031	—%	1.15% to 2.00%	7.54%	to	6.73%
2015	121	$9.15	to	$10.25	$1,253	—%	1.15% to 2.00%	(9.50)%	to	(4.12)%
2014	88	$10.81	to	$10.69	$944	—%	1.30% to 2.00%	(8.70)%	to	(9.33)%
2013 (4)	51	$11.84	to	$11.79	$598	—%	1.30% to 2.00%	17.00%	to	16.50%

MFS Utilities Service Class:
2017	643	$10.57	to	$22.34	$13,276	4.13%	1.00% to 2.00%	5.38%	to	12.26%
2016	626	$9.08	to	$19.90	$11,829	3.68%	1.15% to 2.00%	9.93%	to	9.04%
2015	626	$8.26	to	$18.25	$10,898	4.07%	1.15% to 2.00%	(15.71)%	to	(16.48)%
2014	550	$9.80	to	$21.85	$12,181	2.02%	1.15% to 2.00%	(2.68)%	to	10.24%
2013	425	$20.38	to	$19.82	$8,631	2.03%	1.40% to 2.00%	18.70%	to	17.98%

MFS Value Service Class:
2017	226	$27.68	to	$26.29	$6,239	1.70%	1.40% to 2.00%	15.72%	to	15.05%
2016	243	$23.92	to	$22.85	$5,780	1.80%	1.40% to 2.00%	12.20%	to	11.52%
2015	244	$21.32	to	$20.49	$5,168	2.12%	1.40% to 2.00%	(2.34)%	to	(2.89)%
2014	238	$21.83	to	$21.10	$5,175	1.34%	1.40% to 2.00%	8.66%	to	7.98%
2013	222	$20.09	to	$19.54	$4,442	1.11%	1.40% to 2.00%	33.84%	to	33.02%

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2017

						For the year ended December 31,
	December 31,					except as noted
		Unit fair value						Total return (3)
		corresponding					Expense	corresponding
		to lowest			Net	Investment	ratio (2)	to lowest
	Units	to highest			assets	income	lowest to	to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest	expense ratio

MidCap Class 1:
2017	3,871	$13.16	to	$99.32	$351,847	0.54%	0.43% to 2.00%	24.99%	to	23.04%
2016	4,359	$10.53	to	$80.72	$324,263	0.41%	0.40% to 2.00%	9.91%	to	8.17%
2015	4,922	$9.58	to	$74.62	$339,892	0.51%	0.48% to 2.00%	1.22%	to	(0.36)%
2014	5,671	$9.46	to	$74.89	$389,291	0.51%	0.40% to 2.00%	12.51%	to	10.75%
2013	6,669	$8.41	to	$67.62	$412,319	1.44%	0.43% to 2.00%	33.37%	to	31.38%

Multi-Asset Income Class 1:
2017	14	$11.50	to	$11.37	$161	1.71%	1.30% to 2.00%	10.58%	to	9.75%
2016 (12)	16	$10.40	to	$10.36	$170	—%	1.30% to 2.00%	4.10%	to	3.70%

Multi-Asset Income Class 2:
2017	1	$10.68	to	$11.44	$14	—%	1.00% to 1.40%	6.69%	to	10.32%
2016 (12)	—	$10.39	to	$10.37	$—	—%	1.15% to 1.40%	4.00%	to	3.80%

Neuberger Berman AMT Large Cap Value Class I:
2017	196	$23.36	to	$21.56	$4,562	0.57%	1.40% to 2.00%	11.77%	to	11.13%
2016	240	$20.90	to	$19.40	$4,993	0.77%	1.40% to 2.00%	25.60%	to	24.84%
2015	244	$16.64	to	$15.54	$4,048	0.76%	1.40% to 2.00%	(13.02)%	to	(13.57)%
2014	276	$19.13	to	$17.98	$5,241	0.72%	1.40% to 2.00%	8.32%	to	7.66%
2013	312	$17.66	to	$16.70	$5,443	1.11%	1.40% to 2.00%	29.38%	to	28.66%

Neuberger Berman AMT Mid Cap Growth Portfolio Class S:
2017	215	$11.77	to	$11.95	$2,599	—%	1.00% to 2.00%	17.00%	to	22.19%
2016	249	$9.46	to	$9.78	$2,448	—%	1.15% to 2.00%	2.94%	to	2.09%
2015 (10)	286	$9.19	to	$9.58	$2,746	—%	1.15% to 2.00%	(8.83)%	to	(4.49)%

Neuberger Berman AMT Socially Responsive Class I:
2017	167	$26.24	to	$24.22	$4,355	0.50%	1.40% to 2.00%	16.78%	to	16.11%
2016	204	$22.47	to	$20.86	$4,563	0.67%	1.40% to 2.00%	8.34%	to	7.69%
2015	246	$20.74	to	$19.37	$5,077	0.55%	1.40% to 2.00%	(1.85)%	to	(2.47)%
2014	290	$21.13	to	$19.86	$6,077	0.35%	1.40% to 2.00%	8.81%	to	8.23%
2013	387	$19.42	to	$18.35	$7,439	0.68%	1.40% to 2.00%	35.80%	to	34.93%

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2017

						For the year ended December 31,
	December 31,					except as noted
		Unit fair value						Total return (3)
		corresponding					Expense	corresponding
		to lowest			Net	Investment	ratio (2)	to lowest
	Units	to highest			assets	income	lowest to	to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest	expense ratio

Oppenheimer Main Street Small Cap Service Shares:
2017	39	$15.39	to	$14.97	$602	0.64%	1.30% to 1.90%	12.42%	to	11.80%
2016	41	$13.69	to	$13.39	$555	0.25%	1.30% to 1.90%	16.21%	to	15.43%
2015	48	$11.78	to	$11.60	$561	0.70%	1.30% to 1.90%	(7.32)%	to	(7.86)%
2014	52	$12.71	to	$12.59	$658	0.67%	1.30% to 1.90%	10.23%	to	9.57%
2013 (4)	33	$11.53	to	$11.49	$378	0.06%	1.30% to 1.90%	15.07%	to	14.67%

PIMCO All Asset Administrative Class:
2017	230	$16.09	to	$15.28	$3,688	4.55%	1.40% to 2.00%	11.97%	to	11.29%
2016	268	$14.37	to	$13.73	$3,838	2.58%	1.40% to 2.00%	11.31%	to	10.73%
2015	322	$12.91	to	$12.40	$4,147	3.26%	1.40% to 2.00%	(10.22)%	to	(10.79)%
2014	366	$14.38	to	$13.90	$5,247	5.21%	1.40% to 2.00%	(0.90)%	to	(1.56)%
2013	346	$14.51	to	$14.12	$4,994	4.45%	1.40% to 2.00%	(1.09)%	to	(1.60)%

PIMCO All Asset Advisor Class:
2017	9	$10.71	to	$10.89	$98	5.25%	1.00% to 1.40%	7.21%	to	11.81%
2016	5	$9.78	to	$9.74	$53	6.46%	1.15% to 1.40%	11.52%	to	11.31%
2015 (10)	—	$8.77	to	$8.75	$—	—%	1.15% to 1.40%	(12.12)%	to	(12.32)%

PIMCO Commodity Real Return Strategy M Class:
2017	1	$10.24	to	$8.21	$11	11.10%	1.00% to 1.40%	2.40%	to	0.49%
2016	1	$8.20	to	$8.17	$12	0.93%	1.15% to 1.40%	13.26%	to	13.16%
2015 (10)	2	$7.24	to	$7.22	$13	—%	1.15% to 1.40%	(27.45)%	to	(27.66)%

PIMCO High Yield Administrative Class:
2017	1,441	$10.34	to	$14.94	$21,731	4.86%	1.00% to 2.00%	3.40%	to	4.48%
2016	1,457	$10.68	to	$14.30	$21,316	5.15%	1.15% to 2.00%	11.13%	to	10.25%
2015	1,190	$9.61	to	$12.97	$15,656	5.25%	1.15% to 2.00%	(2.73)%	to	(3.57)%
2014	1,160	$9.88	to	$13.45	$16,015	5.25%	1.15% to 2.00%	(1.20)%	to	1.28%
2013	1,048	$13.60	to	$13.28	$14,204	5.56%	1.40% to 2.00%	4.37%	to	3.75%

PIMCO Low Duration Advisor Class:
2017	40	$10.00	to	$9.69	$392	1.22%	1.00% to 2.00%	—%	to	(0.82)%
2016	32	$9.90	to	$9.77	$315	1.41%	1.15% to 2.00%	0.10%	to	(0.71)%
2015 (10)	37	$9.89	to	$9.84	$361	11.09%	1.15% to 2.00%	(1.10)%	to	(1.60)%

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2017

						For the year ended December 31,
	December 31,					except as noted
		Unit fair value						Total return (3)
		corresponding					Expense	corresponding
		to lowest			Net	Investment	ratio (2)	to lowest
	Units	to highest			assets	income	lowest to	to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest	expense ratio

PIMCO Total Return Administrative Class:
2017	2,027	$10.22	to	$12.36	$26,016	2.02%	1.00% to 2.00%	2.20%	to	2.83%
2016	2,081	$10.19	to	$12.02	$25,990	2.08%	1.15% to 2.00%	1.49%	to	0.67%
2015	2,192	$10.04	to	$11.94	$27,067	4.91%	1.15% to 2.00%	(0.69)%	to	(1.57)%
2014	2,330	$10.11	to	$12.13	$29,159	2.19%	1.15% to 2.00%	(0.30)%	to	2.19%
2013	2,556	$12.21	to	$11.87	$31,116	2.20%	1.40% to 2.00%	(3.17)%	to	(3.81)%

Principal Capital Appreciation Class 1:
2017	6,546	$21.57	to	$19.46	$112,554	1.25%	0.95% to 2.00%	19.63%	to	18.37%
2016	7,551	$18.03	to	$16.44	$109,609	1.12%	0.95% to 2.00%	8.09%	to	6.96%
2015	8,683	$16.68	to	$15.37	$116,745	0.32%	0.95% to 2.00%	1.21%	to	0.13%
2014	1,161	$16.48	to	$15.35	$18,505	3.13%	0.95% to 2.00%	11.35%	to	10.19%
2013	1,169	$14.80	to	$13.93	$16,817	6.72%	0.95% to 2.00%	31.44%	to	30.19%

Principal Capital Appreciation Class 2:
2017	82	$11.38	to	$13.21	$999	1.27%	1.00% to 1.40%	13.57%	to	18.79%
2016	39	$11.19	to	$11.12	$432	1.17%	1.15% to 1.40%	7.60%	to	7.34%
2015	61	$10.40	to	$10.36	$632	0.05%	1.15% to 1.40%	0.78%	to	0.48%
2014 (8)	19	$10.32	to	$10.31	$192	—%	1.15% to 1.40%			(0.29)%

Principal LifeTime 2010 Class 1:
2017	1,437	$15.25	to	$15.71	$24,297	2.18%	0.95% to 2.00%	10.43%	to	9.25%
2016	1,749	$13.81	to	$14.38	$26,898	2.11%	0.95% to 2.00%	4.23%	to	3.16%
2015	1,925	$13.25	to	$13.94	$28,521	2.18%	0.95% to 2.00%	(2.14)%	to	(3.13)%
2014	2,223	$13.54	to	$14.39	$33,743	2.17%	0.95% to 2.00%	3.83%	to	2.71%
2013	2,531	$13.04	to	$14.01	$36,994	2.38%	0.95% to 2.00%	9.76%	to	8.77%

Principal LifeTime 2020 Class 1:
2017	5,445	$16.87	to	$17.91	$104,894	1.94%	0.95% to 2.00%	13.91%	to	12.71%
2016	6,348	$14.81	to	$15.89	$107,765	1.93%	0.95% to 2.00%	4.74%	to	3.72%
2015	7,249	$14.14	to	$15.32	$117,718	2.54%	0.95% to 2.00%	(2.01)%	to	(3.10)%
2014	8,649	$14.43	to	$15.81	$143,695	2.31%	0.95% to 2.00%	4.72%	to	3.60%
2013	11,078	$13.78	to	$15.26	$176,094	2.14%	0.95% to 2.00%	14.93%	to	13.88%

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2017

						For the year ended December 31,
	December 31,					except as noted
		Unit fair value						Total return (3)
		corresponding					Expense	corresponding
		to lowest			Net	Investment	ratio (2)	to lowest
	Units	to highest			assets	income	lowest to	to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest	expense ratio

Principal LifeTime 2020 Class 2:
2017	61	$10.96	to	$11.05	$673	2.29%	1.00% to 1.40%	9.38%	to	13.10%
2016	2	$9.81	to	$9.77	$16	1.84%	1.15% to 1.40%	4.36%	to	4.16%
2015 (10)	2	$9.40	to	$9.38	$16	6.44%	1.15% to 1.40%	(6.00)%	to	(6.20)%

Principal LifeTime 2030 Class 1:
2017	3,430	$17.46	to	$18.54	$68,465	1.55%	0.95% to 2.00%	17.10%	to	15.95%
2016	3,830	$14.91	to	$15.99	$64,965	1.63%	0.95% to 2.00%	4.85%	to	3.76%
2015	4,235	$14.22	to	$15.41	$68,802	2.56%	0.95% to 2.00%	(2.00)%	to	(3.02)%
2014	4,403	$14.51	to	$15.89	$73,233	2.15%	0.95% to 2.00%	5.07%	to	3.99%
2013	4,540	$13.81	to	$15.28	$72,233	1.94%	0.95% to 2.00%	17.93%	to	16.73%

Principal LifeTime 2030 Class 2:
2017	76	$11.20	to	$11.30	$852	1.91%	1.00% to 1.40%	11.78%	to	16.37%
2016	8	$9.75	to	$9.71	$82	1.50%	1.15% to 1.40%	4.39%	to	4.07%
2015 (10)	2	$9.34	to	$9.33	$16	3.07%	1.15% to 1.40%	(6.69)%	to	(6.79)%

Principal LifeTime 2040 Class 1:
2017	718	$18.18	to	$19.64	$15,164	1.32%	0.95% to 2.00%	19.53%	to	18.24%
2016	782	$15.21	to	$16.61	$13,886	1.47%	0.95% to 2.00%	4.46%	to	3.36%
2015	804	$14.56	to	$16.07	$13,719	2.40%	0.95% to 2.00%	(1.82)%	to	(2.78)%
2014	833	$14.83	to	$16.53	$14,504	2.00%	0.95% to 2.00%	5.25%	to	4.09%
2013	787	$14.09	to	$15.88	$13,053	1.57%	0.95% to 2.00%	21.26%	to	20.21%

Principal LifeTime 2040 Class 2:
2017	33	$11.37	to	$11.46	$377	1.58%	1.00% to 1.40%	13.47%	to	18.76%
2016	13	$9.69	to	$9.65	$121	0.38%	1.15% to 1.40%	3.97%	to	3.65%
2015 (10)	—	$9.32	to	$9.31	$—	—%	1.15% to 1.40%	(6.89)%	to	(6.99)%

Principal LifeTime 2050 Class 1:
2017	523	$18.46	to	$20.03	$11,287	1.27%	0.95% to 2.00%	20.97%	to	19.73%
2016	516	$15.26	to	$16.73	$9,242	1.32%	0.95% to 2.00%	4.59%	to	3.46%
2015	520	$14.59	to	$16.17	$8,937	2.52%	0.95% to 2.00%	(1.62)%	to	(2.65)%
2014	493	$14.83	to	$16.61	$8,618	2.19%	0.95% to 2.00%	5.18%	to	4.07%
2013	501	$14.10	to	$15.96	$8,354	1.58%	0.95% to 2.00%	22.61%	to	21.46%

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2017

						For the year ended December 31,
	December 31,					except as noted
		Unit fair value						Total return (3)
		corresponding					Expense	corresponding
		to lowest			Net	Investment	ratio (2)	to lowest
	Units	to highest			assets	income	lowest to	to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest	expense ratio

Principal LifeTime 2050 Class 2:
2017	68	$11.47	to	$11.59	$778	1.95%	1.00% to 1.40%	14.47%	to	20.23%
2016	9	$9.68	to	$9.64	$84	1.23%	1.15% to 1.40%	3.97%	to	3.77%
2015 (10)	3	$9.31	to	$9.29	$25	3.71%	1.15% to 1.40%	(7.09)%	to	(7.29)%

Principal LifeTime Strategic Income Class 1:
2017	1,004	$13.98	to	$14.01	$15,184	2.32%	0.95% to 2.00%	7.79%	to	6.62%
2016	1,144	$12.97	to	$13.14	$16,092	2.46%	0.95% to 2.00%	3.76%	to	2.74%
2015	1,254	$12.50	to	$12.79	$17,075	2.13%	0.95% to 2.00%	(1.88)%	to	(2.96)%
2014	1,565	$12.74	to	$13.18	$21,738	2.51%	0.95% to 2.00%	3.58%	to	2.49%
2013	1,813	$12.30	to	$12.86	$24,406	2.72%	0.95% to 2.00%	4.15%	to	3.21%

Real Estate Securities Class 1:
2017	1,312	$5.78	to	$54.10	$75,318	1.74%	0.41% to 2.00%	8.74%	to	7.02%
2016	1,456	$5.32	to	$50.55	$77,554	1.38%	0.42% to 2.00%	5.40%	to	3.76%
2015	1,589	$5.04	to	$48.72	$81,337	1.51%	0.46% to 2.00%	3.77%	to	2.14%
2014	1,761	$4.86	to	$47.70	$87,932	1.59%	0.38% to 2.00%	32.26%	to	30.19%
2013	1,880	$3.67	to	$36.64	$72,398	1.29%	0.49% to 2.00%	3.66%	to	2.15%

Real Estate Securities Class 2:
2017	206	$10.62	to	$13.05	$2,537	1.35%	1.00% to 1.40%	5.67%	to	7.41%
2016	325	$12.21	to	$12.15	$3,951	1.02%	1.15% to 1.40%	4.27%	to	4.11%
2015	148	$11.71	to	$11.67	$1,733	1.89%	1.15% to 1.40%	2.81%	to	2.55%
2014 (8)	16	$11.39	to	$11.38	$181	—%	1.15% to 1.40%	3.45%	to	3.36%

Rydex Basic Materials:
2017	37	$11.36	to	$11.90	$440	0.69%	1.00% to 1.40%	12.92%	to	19.72%
2016	34	$9.98	to	$9.94	$340	—%	1.15% to 1.40%	29.44%	to	29.09%
2015 (10)	—	$7.71	to	$7.70	$—	—%	1.15% to 1.40%	(22.75)%	to	(22.85)%

Rydex Commodities Strategy:
2017	44	$10.89	to	$7.09	$271	—%	1.00% to 2.00%	8.04%	to	2.31%
2016	46	$5.06	to	$6.93	$270	—%	1.15% to 2.00%	9.29%	to	8.28%
2015	13	$4.63	to	$6.40	$77	—%	1.15% to 2.00%	(34.60)%	to	(35.81)%
2014 (8)	2	$7.08	to	$7.07	$11	—%	1.15% to 1.40%	(20.00)%	to	(20.11)%

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2017

						For the year ended December 31,
	December 31,					except as noted
		Unit fair value						Total return (3)
		corresponding					Expense	corresponding
		to lowest			Net	Investment	ratio (2)	to lowest
	Units	to highest			assets	income	lowest to	to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest	expense ratio

Rydex NASDAQ 100:
2017	103	$11.69	to	$14.82	$1,359	—%	1.00% to 1.40%	16.90%	to	29.32%
2016	51	$11.53	to	$11.46	$581	—%	1.15% to 1.40%	4.82%	to	4.47%
2015	59	$11.00	to	$10.97	$646	—%	1.15% to 1.40%	7.00%	to	6.71%
2014 (8)	9			$10.28	$97	—%	1.15% to 1.40%			(1.34)%

SAM Balanced Portfolio Class 1:
2017	32,925	$2.44	to	$15.39	$536,023	2.11%	0.41% to 2.00%	14.73%	to	12.91%
2016	37,771	$2.12	to	$13.63	$541,175	2.10%	0.42% to 2.00%	6.38%	to	4.69%
2015	44,023	$2.00	to	$13.02	$598,643	2.90%	0.42% to 2.00%	(1.23)%	to	(2.76)%
2014	49,402	$2.02	to	$13.39	$687,748	2.66%	0.48% to 2.00%	6.37%	to	4.69%
2013	58,685	$1.90	to	$12.79	$775,903	2.43%	0.57% to 2.00%	15.50%	to	15.54%

SAM Balanced Portfolio Class 2:
2017	807	$10.96	to	$11.66	$9,147	2.00%	1.00% to 1.40%	9.38%	to	13.31%
2016	354	$10.35	to	$10.29	$3,651	2.15%	1.15% to 1.40%	5.40%	to	5.11%
2015	383	$9.82	to	$9.79	$3,759	3.22%	1.15% to 1.40%	(2.19)%	to	(2.39)%
2014 (8)	63	$10.04	to	$10.03	$634	—%	1.15% to 1.40%	(0.69)%	to	(0.79)%

SAM Conservative Balanced Portfolio Class 1:
2017	8,225	$16.26	to	$14.68	$128,349	2.70%	0.95% to 2.00%	10.39%	to	9.31%
2016	9,706	$14.73	to	$13.43	$137,720	2.52%	0.95% to 2.00%	5.36%	to	4.27%
2015	11,177	$13.98	to	$12.88	$150,875	3.19%	0.95% to 2.00%	(1.69)%	to	(2.79)%
2014	12,217	$14.22	to	$13.25	$168,582	2.97%	0.95% to 2.00%	5.18%	to	4.17%
2013	13,493	$13.52	to	$12.72	$177,876	2.87%	0.95% to 2.00%	10.46%	to	9.37%

SAM Conservative Balanced Portfolio Class 2:
2017	473	$10.69	to	$11.24	$5,204	2.97%	1.00% to 1.40%	6.79%	to	9.66%
2016	299	$10.31	to	$10.25	$3,074	2.30%	1.15% to 1.40%	4.88%	to	4.59%
2015	306	$9.83	to	$9.80	$3,002	3.57%	1.15% to 1.40%	(2.09)%	to	(2.29)%
2014 (8)	55	$10.04	to	$10.03	$553	—%	1.15% to 1.40%	(0.50)%	to	(0.59)%

SAM Conservative Growth Portfolio Class 1:
2017	6,430	$17.35	to	$15.66	$106,720	1.54%	0.95% to 2.00%	18.67%	to	17.48%
2016	7,042	$14.62	to	$13.33	$98,936	1.43%	0.95% to 2.00%	5.94%	to	4.88%
2015	7,589	$13.80	to	$12.71	$100,958	2.27%	0.95% to 2.00%	(1.99)%	to	(3.05)%
2014	7,463	$14.08	to	$13.11	$101,757	1.82%	0.95% to 2.00%	6.42%	to	5.30%
2013	6,963	$13.23	to	$12.45	$89,642	1.82%	0.95% to 2.00%	21.94%	to	20.76%

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2017

						For the year ended December 31,
	December 31,					except as noted
		Unit fair value						Total return (3)
		corresponding					Expense	corresponding
		to lowest			Net	Investment	ratio (2)	to lowest
	Units	to highest			assets	income	lowest to	to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest	expense ratio

SAM Conservative Growth Portfolio Class 2:
2017	707	$11.28	to	$12.12	$8,479	1.46%	1.00% to 1.40%	12.57%	to	17.78%
2016	562	$10.35	to	$10.29	$5,813	1.16%	1.15% to 1.40%	5.61%	to	5.32%
2015	564	$9.80	to	$9.77	$5,522	2.62%	1.15% to 1.40%	(2.49)%	to	(2.79)%
2014 (8)	43			$10.05	$430	—%	1.15% to 1.40%			(0.79)%

SAM Flexible Income Portfolio Class 1:
2017	10,450	$15.94	to	$14.38	$159,705	3.30%	0.95% to 2.00%	7.41%	to	6.28%
2016	11,503	$14.84	to	$13.53	$164,166	3.29%	0.95% to 2.00%	6.00%	to	4.88%
2015	12,622	$14.00	to	$12.90	$170,645	3.57%	0.95% to 2.00%	(2.23)%	to	(3.23)%
2014	13,335	$14.32	to	$13.33	$185,235	3.60%	0.95% to 2.00%	5.06%	to	3.90%
2013	13,976	$13.63	to	$12.83	$185,636	3.43%	0.95% to 2.00%	6.73%	to	5.68%

SAM Flexible Income Portfolio Class 2:
2017	757	$10.47	to	$10.92	$8,096	3.56%	1.00% to 1.40%	4.60%	to	6.64%
2016	419	$10.30	to	$10.24	$4,297	3.02%	1.15% to 1.40%	5.53%	to	5.24%
2015	454	$9.76	to	$9.73	$4,421	4.01%	1.15% to 1.40%	(2.69)%	to	(2.89)%
2014 (8)	42	$10.03	to	$10.02	$418	—%	1.15% to 1.40%			(0.50)%

SAM Strategic Growth Portfolio Class 1:
2017	3,988	$17.47	to	$15.77	$66,383	1.41%	0.95% to 2.00%	21.07%	to	19.83%
2016	4,536	$14.43	to	$13.16	$62,693	1.44%	0.95% to 2.00%	5.10%	to	4.03%
2015	5,064	$13.73	to	$12.65	$66,773	2.26%	0.95% to 2.00%	(2.49)%	to	(3.58)%
2014	4,851	$14.08	to	$13.12	$65,972	1.52%	0.95% to 2.00%	7.65%	to	6.58%
2013	4,539	$13.08	to	$12.31	$57,654	1.43%	0.95% to 2.00%	26.25%	to	24.97%

SAM Strategic Growth Portfolio Class 2:
2017	425	$11.44	to	$12.25	$5,078	1.34%	1.00% to 1.40%	14.17%	to	20.22%
2016	265	$10.25	to	$10.19	$2,708	1.10%	1.15% to 1.40%	4.70%	to	4.41%
2015	169	$9.79	to	$9.76	$1,650	2.36%	1.15% to 1.40%	(2.97)%	to	(3.17)%
2014 (8)	62	$10.09	to	$10.08	$624	—%	1.15% to 1.40%	(0.69)%	to	(0.79)%

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2017

						For the year ended December 31,
	December 31,					except as noted
		Unit fair value						Total return (3)
		corresponding					Expense	corresponding
		to lowest			Net	Investment	ratio (2)	to lowest
	Units	to highest			assets	income	lowest to	to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest	expense ratio

Short-Term Income Class 1:
2017	7,454	$12.23	to	$11.09	$87,366	1.92%	0.85% to 2.00%	1.58%	to	0.36%
2016	8,582	$12.04	to	$11.05	$99,558	2.09%	0.85% to 2.00%	1.26%	to	0.09%
2015	9,431	$11.89	to	$11.04	$108,512	2.61%	0.85% to 2.00%	(0.17)%	to	(1.25)%
2014	11,376	$11.91	to	$11.18	$131,612	1.68%	0.85% to 2.00%	0.85%	to	(0.27)%
2013	13,303	$11.81	to	$11.21	$153,216	1.87%	0.85% to 2.00%	0.34%	to	(0.80)%

Short-Term Income Class 2:
2017	147	$10.02	to	$10.01	$1,473	1.44%	1.00% to 1.40%	0.20%	to	0.30%
2016	106	$10.03	to	$9.98	$1,063	2.38%	1.15% to 1.40%	0.80%	to	0.60%
2015	78	$9.95	to	$9.92	$775	3.33%	1.15% to 1.40%	(0.60)%	to	(0.80)%
2014 (8)	9	$10.01	to	$10.00	$94	—%	1.15% to 1.40%			(0.10)%

SmallCap Class 1:
2017	4,394	$2.84	to	$23.71	$112,085	0.37%	0.41% to 2.00%	12.40%	to	10.64%
2016	5,080	$2.53	to	$21.43	$116,092	0.25%	0.37% to 2.00%	16.90%	to	15.09%
2015	5,906	$2.16	to	$18.62	$116,459	0.08%	0.55% to 2.00%	(0.50)%	to	(2.10)%
2014	1,636	$2.17	to	$19.02	$33,528	0.35%	0.45% to 2.00%	4.45%	to	2.81%
2013	1,736	$2.08	to	$18.50	$34,644	0.33%	0.38% to 2.00%	47.19%	to	21.95%

SmallCap Class 2:
2017	88	$11.12	to	$11.70	$1,014	0.15%	1.00% to 1.40%	10.10%	to	11.01%
2016	82	$10.58	to	$10.54	$871	0.09%	1.15% to 1.40%	15.75%	to	15.57%
2015 (9)	86	$9.14	to	$9.12	$785	0.09%	1.15% to 1.40%	(7.21)%	to	(7.41)%

T. Rowe Price Blue Chip Growth Portfolio II:
2017	685	$31.81	to	$29.36	$21,628	—%	1.40% to 2.00%	33.94%	to	33.15%
2016	701	$23.75	to	$22.05	$16,507	—%	1.40% to 2.00%	(0.88)%	to	(1.47)%
2015	715	$23.96	to	$22.38	$16,984	—%	1.40% to 2.00%	9.26%	to	8.59%
2014	581	$21.93	to	$20.61	$12,613	—%	1.40% to 2.00%	7.34%	to	6.73%
2013	566	$20.43	to	$19.31	$11,456	—%	1.40% to 2.00%	38.98%	to	38.13%

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2017

						For the year ended December 31,
	December 31,					except as noted
		Unit fair value						Total return (3)
		corresponding					Expense	corresponding
		to lowest			Net	Investment	ratio (2)	to lowest
	Units	to highest			assets	income	lowest to	to highest
Division	(000's)	expense ratio			(000's)	ratio (1)	highest	expense ratio

T. Rowe Price Health Sciences Portfolio II:
2017	524	$54.37	to	$50.18	$28,307	—%	1.40% to 2.00%	25.54%	to	24.79%
2016	580	$43.31	to	$40.21	$24,918	—%	1.40% to 2.00%	(11.95)%	to	(12.49)%
2015	725	$49.19	to	$45.95	$35,403	—%	1.40% to 2.00%	10.89%	to	10.24%
2014	686	$44.36	to	$41.68	$30,107	—%	1.40% to 2.00%	29.40%	to	28.64%
2013	631	$34.28	to	$32.40	$21,393	—%	1.40% to 2.00%	48.59%	to	47.68%

Templeton Global Bond VIP Class 4:
2017	213	$9.70	to	$9.39	$2,026	—%	1.00% to 2.00%	(3.10)%	to	(0.32)%
2016	126	$9.37	to	$9.42	$1,185	—%	1.15% to 2.00%	1.63%	to	0.86%
2015	116	$9.22	to	$9.34	$1,072	6.23%	1.15% to 2.00%	(5.44)%	to	(6.60)%
2014 (8)	7	$9.75	to	$9.74	$68	—%	1.15% to 1.40%	(2.30)%	to	(2.31)%

Templeton Growth VIP Class 2:
2017	36			$25.03	$891	1.61%	0.85%			17.46%
2016	40			$21.31	$854	2.01%	0.85%			8.72%
2015	44			$19.60	$869	2.66%	0.85%			(7.28)%
2014	45			$21.14	$960	1.34%	0.85%			(3.65)%
2013	49			$21.94	$1,071	2.65%	0.85%			29.82%

The Merger Fund:
2017	1	$10.07	to	$9.85	$6	—%	1.00% to 1.40%	0.60%	to	1.23%
2016	—	$9.77	to	$9.73	$—	—%	1.15% to 1.40%	1.24%	to	0.93%
2015 (10)	—	$9.65	to	$9.64	$—	—%	1.15% to 1.40%	(3.50)%	to	(3.60)%

VanEck Global Hard Assets Class S:
2017	550	$10.05	to	$10.32	$5,838	—%	1.00% to 2.00%	(0.59)%	to	(3.82)%
2016	730	$7.08	to	$10.73	$8,017	0.37%	1.15% to 2.00%	41.60%	to	40.45%
2015	665	$5.00	to	$7.64	$5,127	0.03%	1.15% to 2.00%	(34.30)%	to	(34.92)%
2014	591	$7.61	to	$11.74	$7,087	—%	1.15% to 2.00%	(13.82)%	to	(20.94)%
2013	584	$15.27	to	$14.85	$8,885	0.49%	1.30% to 2.00%	8.92%	to	8.24%

(1)
These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the divisions invest. These ratios are annualized for periods less than one year.

(2)
These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contractholder accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)
These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. For purposes of the total return calculation the beginning unit value is typically equal to an investment option with a similar expense structure and if no such similar investment option exists, a beginning unit value of ten would typically be used. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Total returns have not been annualized for periods less than one year. These percentages represent the range of total returns available as of the report date and correspond with the expense ratio lowest to highest.

(4)	Commencement of operations, May 20, 2013. Investment income ratios have been annualized for the year ended December 31, 2013.
(5)	Commencement of operations, December 2, 2013. Investment income ratios have been annualized for the year ended December 31, 2013.
(6)	Commencement of operations, April 24, 2014. Investment income ratios have been annualized for the year ended December 31, 2014.
(7)	Commencement of operations, May 17, 2014. Investment income ratios have been annualized for the year ended December 31, 2014.
(8)	Commencement of operations, November 10, 2014. Investment income ratios have been annualized for the year ended December 31, 2014.
(9)	Commencement of operations, April 17, 2015. Investment income ratios have been annualized for the year ended December 31, 2015.
(10)	Commencement of operations, May 18, 2015. Investment income ratios have been annualized for the year ended December 31, 2015.
(11)	Commencement of operations, February 8, 2016. Investment income ratios have been annualized for the year ended December 31, 2016.
(12)	Commencement of operations, May 23, 2016. Investment income ratios have been annualized for the year ended December 31, 2016.
(13)	Commencement of operations, April 6, 2017. Investment income ratios have been annualized for the year ended December 31, 2017.
(14)	Commencement of operations, May 26, 2017. Investment income ratios have been annualized for the year ended December 31, 2017.
(15)	Represented the operations of Janus Aspen Enterprise Service Shares Division until May 13, 2017.
(16)	Represented the operations of Janus Aspen Flexible Bond Service Shares Division until May 13, 2017.
(17)	Represented the operations of BlackRock Value Opportunities Class III Division until November 4, 2017.

Principal Life Insurance Company

Separate Account B

Notes to Financial Statements

December 31, 2017

Following is a list of divisions and corresponding unit values and total return for divisions that had unit values and/or total return outside the ranges indicated above for applicable years.

Division	2017 Unit Value ($)

Alps/Red Rocks Listed Private Equity Class III	11.84
American Century VP Inflation Protection Class II	10.00, 10.05 and 13.27
American Century VP Value Class II	25.62
American Funds Insurance Series Asset Allocation Fund Class 4	12.00
American Funds Insurance Series Blue Chip Income and Growth Fund Class 4	13.22
American Funds Insurance Series Global Small Capitalization Fund Class 4	12.19
American Funds Insurance Series Managed Risk Asset Allocation Fund Class P2	11.66
American Funds Insurance Series Managed Risk Growth Fund Class P2	12.29
American Funds Insurance Series New World Fund Class 2	11.29 and 11.83
BlackRock Advantage U.S. Total Market Class III	12.36
BlackRock iShares Alternative Strategies Class III	10.64, 10.78, 10.81 and 10.85
Calvert Russell 2000 Small Cap Index Class F	13.18
Calvert S&P MidCap 400 Index Class F	13.31
ClearBridge Small Cap Growth Series II	12.12
Columbia Small Cap Value Class 2	13.46
Core Plus Bond Class 1	2.89, 22.42, 24.73 and 24.84
Core Plus Bond Class 2	10.32
Deutsche Equity 500 Index Class B2	13.43
Deutsche Small Mid Cap Value Class B	13.86, 14.19 and 14.25
Diversified Balanced Class 2	16.30
Diversified Balanced Managed Volatility Class 2	10.68 and 12.02
Diversified Growth Class 2	18.04
Diversified Growth Managed Volatility Class 2	10.86 and 12.50
Diversified Income Class 2	13.02
Diversified International Class 1	3.87
Dreyfus IP MidCap Stock Service Shares	12.01
Equity Income Class 1	18.15, 19.30 and 19.38
Equity Income Class 2	13.21
Fidelity VIP Contrafund Service Class 2	28.85
Fidelity VIP Government Money Market Service Class 1	0.98, 1.00, 9.73, 9.82, 9.84, 9.91 and 9.93
Fidelity VIP Government Money Market Service Class 2	9.78 and 9.83
Fidelity VIP Mid Cap Service Class 2	33.00

Principal Life Insurance Company Separate Account B Notes to Financial Statements December 31, 2017

Division	2017 Unit Value ($)

Fidelity VIP Overseas Service Class 2	10.71, 10.88 , 11.50, 11.59 and 19.62
Franklin Global Real Estate VIP Class 2	11.30 and 11.39
Franklin Rising Dividends VIP Class 4	13.43
Goldman Sachs VIT Mid Cap Value Service Class S	11.25
Goldman Sachs VIT Small Cap Equity Insights Service Class S	13.68
Government & High Quality Bond Class 1	2.72, 11.53, 12.12, 12.17, 12.54 and 12.65
Government & High Quality Bond Class 2	10.15
Guggenheim Floating Rate Strategies Series F	10.47, 10.61, 10.64, 10.77 and 10.86
Guggenheim Investments Long Short Equity	11.72 and 11.81
Guggenheim Investments Multi-Hedge Strategies	10.33 and 10.42
Income Class 2	10.49
International Emerging Markets Class 1	36.68, 40.47 and 40.65
Invesco Balanced-Risk Allocation Series II	11.41
Janus Henderson Flexible Bond Service Shares	10.17 and 10.25
LargeCap Growth Class 1	4.18, 34.12, 37.64 and 37.81
LargeCap Growth Class 2	13.03
LargeCap Growth I Class 1	69.46, 76.63 and 76.97
LargeCap Growth I Class 2	13.17
LargeCap S&P 500 Index Class 1	19.16, 21.13, 21.23, 22.92 and 23.06
LargeCap S&P 500 Index Class 2	12.73
LargeCap Value Class 1	6.17,43.22, 47.68, 47.89 and 64.98
LargeCap Value Class 2	11.77
MFS International Value Service Class	11.98, 12.14, 12.17, 13.19 and 13.30
MFS New Discovery Service Class	13.60, 13.92 and 13.99
MFS Utilities Service Class	10.20, 10.28 and 23.52
MidCap Class 1	12.50, 99.76, 110.05 and 110.54
Multi-Asset Income Class 2	11.49
Neuberger Berman AMT Mid-Cap Growth Portfolio S Class	11.58, 11.65 and 12.10
PIMCO All Asset Advisor Class	10.97
PIMCO High Yield Administrative Class	15.68
PIMCO Total Return Administrative Class	13.02
Principal Capital Appreciation Class 1	12.34 and 12.55
Principal Capital Appreciation Class 2	13.32
Principal LifeTime Strategic Income Class 1	14.07, 15.17 and 15.24
Principal LifeTime 2010 Class 1	15.78, 17.01 and 17.09
Principal LifeTime 2020 Class 1	17.99, 19.40 and 19.49
Principal LifeTime 2020 Class 2	11.12
Principal LifeTime 2030 Class 1	18.62, 20.08 and 20.17

Principal Life Insurance Company Separate Account B Notes to Financial Statements December 31, 2017

Division	2017 Unit Value ($)

Principal LifeTime 2030 Class 2	11.37
Principal LifeTime 2040 Class 1	19.73, 21.28 and 21.38
Principal LifeTime 2040 Class 2	11.54
Principal LifeTime 2050 Class 1	20.12, 21.70 and 21.80
Principal LifeTime 2050 Class 2	11.67
Real Estate Securities Class 1	54.34, 59.95 and 60.22
Real Estate Securities Class 2	13.16
Rydex Basic Materials	11.98
Rydex Commodities Strategy	5.18 and 5.22
Rydex NASDAQ 100	14.94
SAM Balanced Portfolio Class 1	15.46, 16.41,16.48 and 17.06
SAM Balanced Portfolio Class 2	11.75
SAM Conservative Balanced Portfolio Class 2	11.33
SAM Conservative Growth Portfolio Class 2	12.22
SAM Flexible Income Portfolio Class 2	11.01
SAM Strategic Growth Portfolio Class 2	12.35
Short-Term Income Class 2	10.10
SmallCap Class 1	23.81, 26.27, 26.39 and 34.86
SmallCap Class 2	11.77
Templeton Global Bond VIP Class 4	9.35
VanEck Global Hard Assets Class S	6.81, 6.86, 10.36, 10.86 and 10.91

Division	2017 Total Return (%)

Alps/Red Rocks Listed Private Equity Class III	23.46
American Century VP Inflation Protection Class II	1.73, 2.23, 2.24, 2.32 and 2.53
American Century VP Value Class II	7.03, 7.15 and 7.34
American Funds Insurance Series Asset Allocation Fund Class 4	14.50
American Funds Insurance Series Blue Chip Income and Growth Fund Class 4	15.36
American Funds Insurance Series Global Small Capitalization Fund Class 4	24.26
American Funds Insurance Series Managed Risk Asset Allocation Fund Class P2	13.42
American Funds Insurance Series Managed Risk Growth Fund Class P2	24.52
American Funds Insurance Series Managed Risk International Fund Class P2	27.15
American Funds Insurance Series New World Fund Class 4	27.55
BlackRock Global Allocation Class III	11.56, 12.09, 12.29 and 12.36
BlackRock iShares Alternative Strategies Class III	10.37, 10.91, 10.99 and 11.17

Principal Life Insurance Company Separate Account B Notes to Financial Statements December 31, 2017

Division	2017 Total Return (%)

BlackRock iShares Dynamic Allocation Class III	12.66, 13.18, 13.26 and 13.44
BlackRock iShares Dynamic Fixed Income Class III	2.13, 2.22 and 2.42
BlackRock iShares Equity Appreciation Class III	19.28, 19.87, 20.06 and 20.24
Calvert EAFE International Index Class F	23.03
Calvert Russell 2000 Small Cap Index Class F	12.75
Calvert S&P MidCap 400 Index Class F	14.35
ClearBridge Small Cap Growth Series II	22.55
Columbia Limited Duration Credit Class 2	0.40, 0.50 and 0.60
Core Plus Bond Class 2	3.30
Delaware Limited Term Diversified Income Service Class	0.51, 0.61 and 0.81
Deutsche Alternative Asset Allocation Class B	5.84
Deutsche Equity 500 Index Class B2	19.70
Deutsche Small Mid Cap Value Class B	8.03, 8.60, 8.65, 8.70 and 8.82
Diversified Balanced Class 2	9.91
Diversified Balanced Managed Volatility Class 2	6.59, 8.86, 9.37, 9.42, 9.46 and 9.65
Diversified Growth Class 2	12.61
Diversified Growth Managed Volatility Class 2	8.38, 11.30, 11.78, 11.81, 11.87 and 12.00
Diversified Income Class 2	7.34
Diversified International Class 2	27.30
Dreyfus IP MidCap Stock Service Shares	13.73
Equity Income Class 2	19.44
Fidelity VIP Contrafund Service Class 2	19.83, 19.91 and 20.19
Fidelity VIP Government Money Market Service Class 2	(1.01) and (0.71)
Fidelity VIP Mid Cap Service Class 2	18.83, 18.87 and 19.22
Fidelity VIP Overseas Service Class 2	27.50, 28.21, 28.24, 28.30 and 28.49
Franklin Global Real Estate VIP Class 2	8.40, 8.96, 8.97, 9.04 and 9.20
Franklin Rising Dividends VIP Class 4	19.06
Goldman Sachs VIT Mid Cap Value Service Class S	9.65
Goldman Sachs VIT Multi-Stategy Alternatives Portfolio Service Shares	4.21
Government & High Quality Bond Class 2	0.40
Guggenheim Floating Rate Strategies Series F	1.99, 2.02, 2.11 and 2.26
Guggenheim Investments Global Managed Futures Strategy	7.18, 7.26, 7.27 and 7.37
Income Class 2	3.66
International Emerging Markets Class 2	38.88
Invesco Balanced-Risk Allocation Series II	8.67
Invesco Global Health Care Series II	14.27
Invesco International Growth Series II	21.37
Janus Henderson Flexible Bond Service Shares	1.42, 1.90, 1.92, 2.02 and 2.19

Principal Life Insurance Company Separate Account B Notes to Financial Statements December 31, 2017

Division	2017 Total Return (%)

LargeCap Growth Class 2	32.96
LargeCap Growth I Class 2	31.83
LargeCap S&P 500 Index Class 2	19.76
LargeCap Value Class 2	15.17
MFS International Value Service Class	24.40, 25.02, 25.03, 25.21 and 25.35
MFS New Discovery Service Class	23.97, 24.51, 24.59, 24.80 and 24.90
MFS Utilities Service Class	12.86, 12.96 and 13.22
Multi-Asset Income Class 2	10.59
Neuberger Berman AMT Mid-Cap Growth Portfolio S Class	22.80, 22.84 and 23.15
PIMCO All Asset Advisor Class	12.17
PIMCO High Yield Administrative Class	5.16, 5.18 and 5.43
PIMCO Low Duration Advisor Class	0.10
PIMCO Total Return Administrative Class	3.46, 3.50 and 3.73
Principal Capital Appreciation Class 2	19.03
Principal LifeTime 2020 Class 2	13.35
Principal LifeTime 2030 Class 2	16.62
Principal LifeTime 2040 Class 2	19.09
Principal LifeTime 2050 Class 2	20.56
Real Estate Securities Class 2	7.78
Rydex Basic Materials	20.04
Rydex NASDAQ 100	29.58
SAM Balanced Portfolio Class 2	13.53
SAM Conservative Balanced Portfolio Class 2	9.89
SAM Conservative Growth Portfolio Class 2	18.07
SAM Flexible Income Portfolio Class 2	6.89
SAM Strategic Growth Portfolio Class 2	20.49
Short-Term Income Class 2	0.70
SmallCap Class 2	11.25
Templeton Global Bond VIP Class 4	(0.11), 0.32, 0.42 and 0.64
The Merger Fund	1.43

Division	2016 Unit Value ($)

American Century VP Inflation Protection Class II	9.83 and 12.98
American Century VP Value Class II	11.38 and 23.91
American Funds Insurance Series New World Fund Class 2	8.89 and 9.27
Balanced Class 1	3.31 and 29.48
Core Plus Bond Class 1	21.80, 23.93 and 24.01
Deutsche Small Mid Cap Value Class B	11.16, 12.83, 13.06 and 13.11

Principal Life Insurance Company Separate Account B Notes to Financial Statements December 31, 2017

Division	2016 Unit Value ($)

Diversified Balanced Managed Volatility Class 2	10.05, 10.15, 10.51 and 10.99
Diversified Growth Managed Volatility Class 2	10.09, 10.19, 10.61 and 11.18
Diversified International Class 1	24.03, 26.38 and 26.47
Equity Income Class 1	15.27, 16.16 and 16.22
Fidelity VIP Contrafund Service Class 2	10.69 and 24.06
Fidelity VIP Government Money Market Initial Class	9.84, 9.85, 9.89, 9.90, 9.93 and 9.94
Fidelity VIP Mid Cap Service Class 2	10.76 and 27.77
Fidelity VIP Overseas Service Class 2	8.40, 8.48, 8.97 and 15.30
Government & High Quality Bond Class 1	2.69, 11.53, 12.06, 12.10, 12.42 and 12.52
International Emerging Markets Class 1	26.54, 29.14 and 29.24
LargeCap Growth Class 1	3.12, 25.78, 28.30 and 28.39
LargeCap Growth I Class 1	52.94, 58.11 and 58.31
LargeCap S&P 500 Index Class 1	16.07, 17.64, 17.70, 19.03 and 19.16
LargeCap Value Class 1	5.32, 5.61, 10.10, 12.24, 16.48 and 18.05
MFS New Discovery Service Class	9.80, 10.97, 11.18 and 11.21
MFS Utilities Service Class	9.03 and 20.84
MidCap Class 1	81.00, 88.91 and 89.22
Neuberger Berman AMT Mid-Cap Growth Portfolio Class S	9.43 and 9.85
PIMCO High Yield Administrative Class	10.62 and 14.91
PIMCO Total Return Administrative Class	10.13 and 12.58
Principal Capital Appreciation Class 1	10.42 and 10.53
Principal LifeTime 2010 Class 1	14.43, 15.49 and 15.54
Principal LifeTime 2020 Class 1	15.94, 17.11 and 17.16
Principal LifeTime 2030 Class 1	16.05, 17.22 and 17.28
Principal LifeTime 2040 Class 1	16.66, 17.88 and 17.94
Principal LifeTime 2050 Class 1	16.79, 18.02 and 18.08
Principal LifeTime Strategic Income Class 1	13.18, 14.15 and 14.20
Real Estate Securities Class 1	50.72, 55.68 and 55.87
Rydex Commodities Strategy	5.03, 6.94, 7.00 and 7.01
SAM Balanced Portfolio Class 1	13.68, 14.45, 14.50 and 14.95
SmallCap Class 1	21.50, 23.60, 23.68 and 31.15
Templeton Global Bond VIP Class 4	9.32, 9.43, 9.51 and 9.53
VanEck Global Hard Assets Class S	7.04, 10.77, 11.24 and 11.28

Principal Life Insurance Company Separate Account B Notes to Financial Statements December 31, 2017

Division	2016 Total Return (%)

American Funds Insurance Series New World Fund Class 2	3.25
BlackRock iShares Dynamic Allocation Class III	4.06
BlackRock iShares Equity Appreciation Class III	6.95
Fidelity VIP Government Money Market Initial Class	(1.60), (1.50), (1.10), (1.00), (0.70) and (0.60)
Invesco Global Health Care Series I	(13.14) and (2.30)
LargeCap Value Class 1	0.39
MFS New Discovery Service Class	6.71
Rydex Commodities Strategy	8.27

Division	2015 Unit Value ($)

American Century VP Inflation Protection Class II	9.55 and 12.61
American Century VP Value Class II	9.59 and 20.14
American Funds Insurance Series New World Fund Class 2	8.61 and 8.93
Balanced Class 1	3.15 and 28.26
Bond & Mortgage Securities Class 1	2.68, 21.34, 23.31 and 23.37
Deutsche Small Mid Cap Value Class B	9.72,11.22, 11.38 and 11.40
Diversified Balanced Managed Volatility Class 2	9.63, 9.66, 10.02 and 10.47
Diversified Growth Managed Volatility Class 2	9.56, 9.60, 10.00 and 10.54
Diversified International Class 1	3.03, 24.40, 26.65 and 26.72
Equity Income Class 1	13.45, 14.16 and 14.20
Fidelity VIP Contrafund Service Class 2	10.06 and 22.65
Fidelity VIP Mid Cap Service Class 2	9.75 and 25.16
Fidelity VIP Overseas Service Class 2	9.03, 9.07, 9.60 and 16.38
Government & High Quality Bond Class 1	2.66, 11.54, 12.02, 12.05, 12.32 and 12.41
International Emerging Markets Class 1	24.73, 27.01 and 27.08
LargeCap Growth Class 1	3.31, 27.69, 30.25 and 30.32
LargeCap Growth I Class 1	53.28, 58.20 and 58.34
LargeCap S&P 500 Index Class 1	14.68, 16.03, 16.07, 17.20 and 17.33
LargeCap Value Class 1	4.95, 35.52, 38.80 and 38.89
MFS VIT New Discovery Service Class	9.13, 10.28, 10.42 and 10.44
MFS VIT Utilities Service Class	8.23 and 19.00
MidCap Class 1	9.14, 74.80, 81.70 and 81.89
Money Market Class 1	1.58, 12.12, 13.23 and 13.27
Neuberger Berman AMT Mid-Cap Growth Portfolio S Class	9.18 and 9.59
PIMCO High Yield Administrative Class	9.58 and 13.44
PIMCO Total Return Administrative Class	10.00 and 12.43
Principal Capital Appreciation Class 1	9.73 and 9.77
Principal LifeTime Strategic Income Class 1	12.82, 13.69 and 13.73

Principal Life Insurance Company Separate Account B Notes to Financial Statements December 31, 2017

Division	2015 Unit Value ($)

Principal LifeTime 2010 Class 1	13.97, 14.92 and 14.96
Principal LifeTime 2020 Class 1	15.36, 16.40 and 16.44
Principal LifeTime 2030 Class 1	15.45, 16.50 and 16.54
Principal LifeTime 2040 Class 1	16.10, 17.20 and 17.24
Principal LifeTime 2050 Class 1	16.21, 17.31 and 17.35
Real Estate Securities Class 1	48.84, 53.34 and 53.47
Rydex Commodities Strategy	4.62, 6.41 and 6.43
SAM Balanced Portfolio Class 1	13.05, 13.71, 13.75 and 14.13
SmallCap Blend Class 1	18.67, 20.39, 20.44 and 26.76
Templeton Global Bond VIP Class 4	9.19, 9.35, 9.37 and 9.38
Van Eck Global Hard Assets Service Class	4.98, 7.65, 7.95 and 7.97

Division	2015 Total Return (%)

American Century VP Inflation Protection Class II	(3.310)
Diversified Balanced Managed Volatility Class 2	(3.60) and (3.30)
Diversified Growth Managed Volatility Class 2	(4.50) and (4.10)
Fidelity VIP Overseas Service Class 2	(9.43) and (9.03)
LargeCap Value Class 1	(1.570)
MFS VIT New Discovery Service Class	(9.69), (4.01), (3.52) and (3.42)
Neuberger Berman AMT Mid-Cap Growth Portfolio S Class	(8.93) and (4.39)
Principal Capital Appreciation Class 1	(1.72) and (1.31)

Division	2014 Unit Value ($)

American Century VP Inflation Protection Class II	9.93 and 13.11
American Century VP Value Class II	10.14 and 21.26
Balanced Class 1	3.16 and 28.15
Bond & Mortgage Securities Class 1	2.71, 21.86, 23.76 and 23.79
Diversified Balanced Managed Volatility Class 2	10.62
Diversified Growth Managed Volatility Class 2	10.68
Diversified International Class 1	3.06, 24.96, 27.13 and 27.16
DWS Small Mid Cap Value Class B	10.08, 11.70, 11.80 and 11.81
Equity Income Class 1	14.27, 14.95 and 14.97
Fidelity VIP Contrafund Service Class 2	10.16 and 22.88
Fidelity VIP Mid Cap Service Class 2	10.05 and 25.94
Fidelity VIP Overseas Service Class 2	16.08
Government & High Quality Bond Class 1	2.65, 11.67, 12.09, 12.11, 12.34 and 12.42
International Emerging Markets Class 1	29.24, 31.78 and 31.82
LargeCap Growth Class 1	3.17, 26.88, 29.22 and 29.26
LargeCap Growth I Class 1	50.39, 54.76 and 54.84

Principal Life Insurance Company Separate Account B Notes to Financial Statements December 31, 2017

Division	2014 Unit Value ($)

LargeCap S&P 500 Index Class 1	14.79, 16.07, 16.10, 17.15 and 17.30
LargeCap Value Class 1	5.03, 5.29, 9.73, 11.67, 15.70 and 17.16
MFS VIT Utilities Service Class	22.60
MidCap Class 1	9.05, 75.00, 81.51 and 81.62
Money Market Class 1	12.35, 13.42 and 13.44
PIMCO High Yield Administrative Class	13.86
PIMCO Total Return Administrative Class	12.55
Principal LifeTime Strategic Income Class 1	13.20, 14.02 and 14.04
Principal LifeTime 2010 Class 1	14.41, 15.31 and 15.33
Principal LifeTime 2020 Class 1	15.84, 16.82 and 16.85
Principal LifeTime 2030 Class 1	15.91, 16.91 and 16.93
Principal LifeTime 2040 Class 1	16.55, 17.59 and 17.61
Principal LifeTime 2050 Class 1	16.63, 17.67 and 17.70
Real Estate Securities Class 1	47.76, 51.91 and 51.98
SAM Balanced Portfolio Class 1	13.41, 14.02, 14.04 and 14.38
SmallCap Blend Class 1	19.05, 20.70, 20.73 and 27.02
SmallCap Growth II Class 1	16.16, 16.32, 16.68, 17.56 and 17.59
SmallCap Value I Class 1	34.27, 37.24 and 37.30
Van Eck Global Hard Assets Service Class	11.75, 12.14 and 12.16

Division	2014 Total Return (%)

American Century VP Inflation Protection Class II	(1.10) and 1.86
American Century VP Value Class II	11.48
Diversified Balanced Managed Volatility Class 2	5.46
Diversified Growth Managed Volatility Class 2	5.53
DWS Small Mid Cap Value Class B	3.08 and 3.69
Fidelity VIP Contrafund Service Class 2	10.11
Fidelity VIP Mid Cap Service Class 2	4.60
LargeCap Value Class 1	10.70
MFS VIT Utilities Service Class	10.89
Money Market Class 1	(1.91), (1.49), (1.40), (1.32), (0.92), (0.86), (0.64) and (0.42)
PIMCO High Yield Administrative Class	1.91
PIMCO Total Return Administrative Class	2.78
SAM Strategic Growth Portfolio Class 1	6.57
Van Eck Global Hard Assets Service Class	(13.720)

Principal Life Insurance Company Separate Account B Notes to Financial Statements December 31, 2017

Division	2013 Unit Value ($)

Balanced Class 1	2.92 and 26.55
Bond & Mortgage Securities Class 1	2.59, 21.17, 22.89 and 22.90
Diversified International Class 1	3.18, 26.28, 28.42 and 28.43
Equity Income Class 1	13.44 and 13.45
Government & High Quality Bond Class 1	11.67, 11.86, 11.92 and 2.54
International Emerging Markets Class 1	30.96, 33.48 and 33.50
LargeCap Growth Class 1	2.87, 24.66, 26.67 and 26.68
LargeCap Growth I Class 1	47.28, 51.13 and 51.15
LargeCap S&P 500 Index Class 1	13.31, 14.39, 15.27 and 15.42

Division	2013 Unit Value ($)

LargeCap Value Class 1	4.56, 33.55, 36.29, 36.30 and 55.42
MidCap Class 1	8.06, 67.65, 73.16 and 73.19
Money Market Class 1	1.60, 1.68, 2.16, 12.59, 13.61 and 13.62
Principal LifeTime Strategic Income Class 1	13.60
Principal LifeTime 2010 Class 1	14.81 and 14.82
Principal LifeTime 2020 Class 1	16.14
Principal LifeTime 2030 Class 1	15.29, 16.16 and 16.17
Principal LifeTime 2040 Class 1	15.89, 16.79 and 16.80
Principal LifeTime 2050 Class 1	16.88
Real Estate Securities Class 1	36.65, 39.63 and 39.65
SAM Balanced Portfolio Class 1	13.31, 13.32 and 13.59
SmallCap Blend Class 1	18.51, 20.01, 20.02 and 25.98
SmallCap Growth II Class 1	15.43, 15.78, 16.68 and 16.69
SmallCap Value I Class 1	32.59, 35.24 and 35.26

Division	2013 Total Return (%)

Franklin Small Cap Value Securities Class 2	17.18 and 34.47
Goldman Sachs VIT Mid Cap Value Service Class I	10.09 and 31.14
Goldman Sachs VIT Structured Small Cap Equity Service Class I	13.75 and 33.92
SAM Balanced Portfolio Class 1	16.14, 16.23 and 16.65

Principal Life Insurance Company Separate Account B Notes to Financial Statements December 31, 2017

Division	2012 Unit Value ($)

Asset Allocation Class 1	28.28
Balanced Class 1	22.50
Bond & Mortgage Securities Class 1	23.40
Diversified International Class 1	24.24
Equity Income Class 1	10.70
Government & High Quality Bond Class 1	11.94, 12.09 and 12.14
International Emerging Markets Class 1	35.58
LargeCap Growth Class 1	20.18
LargeCap Growth I Class 1	38.05
LargeCap S&P 500 Index Class 1	11.04, 11.66 and 11.79
LargeCap Value Class 1	28.10 and 42.56
MidCap Blend Class 1	55.35
Money Market Class 1	13.79
Principal LifeTime Strategic Income Class 1	13.10
Principal LifeTime 2010 Class 1	13.54
Principal LifeTime 2020 Class 1	14.09
Principal LifeTime 2030 Class 1	13.76
Principal LifeTime 2040 Class 1	13.89
Principal LifeTime 2050 Class 1	13.81
Real Estate Securities Class 1	38.58
Division	2012 Unit Value ($)

SmallCap Blend Class 1	13.72 and 17.72
SmallCap Growth II Class 1	10.80 and 11.46
SmallCap Value I Class 1	25.55

Division	2012 Total Return (%)

Balanced Class 1	12.58
Bond & Mortgage Securities Class 1	7.09
Diversified International Class 1	17.94
Government & High Quality Bond Class 1	3.48
LargeCap Growth Class 1	16.36
LargeCap Value Class 1	18.01 and 18.08
MidCap Blend Class 1	18.94
Money Market Class 1	(1.22), (1.00), (0.94), (0.82), (0.64) and (0.42)
Short-Term Income Class 1	4.08

7. Subsequent Events

Separate Account B performed an evaluation of subsequent events through April 27, 2018, and determined no items required recognition or disclosure.

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Report of Independent Auditors
The Board of Directors and Stockholder
Principal Life Insurance Company
We have audited the accompanying consolidated financial statements of Principal Life Insurance Company, which comprise the consolidated statements of financial position as of December 31, 2017 and 2016, and the related consolidated statements of operations, comprehensive income, stockholder’s equity and cash flows for each of the three years in the period ended December 31, 2017, and the related notes to the consolidated financial statements.
Management’s Responsibility for the Financial Statements
Management is responsible for the preparation and fair presentation of these financial statements in conformity with U.S. generally accepted accounting principles; this includes the design, implementation and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free of material misstatement, whether due to fraud or error.
Auditor’s Responsibility
Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.
An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.
We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.
Opinion
In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Principal Life Insurance Company at December 31, 2017 and 2016, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2017, in conformity with U.S. generally accepted accounting principles.
Required Supplementary Information
Accounting principles generally accepted in the United States require that the Claims Development and Claim Duration and Payout information presented as unaudited within the Short-Duration Contracts disclosure on page 56-59 be presented to supplement the financial statements. Such information, although not a part of the financial statements, is required by the Financial Accounting Standards Board who considers it to be an essential part of financial reporting for placing the financial statements in an appropriate operational, economic, or historical context. We have applied certain limited procedures to the required supplementary information in accordance with auditing standards generally accepted in the United States, which consisted of inquiries of management about the methods of preparing the information and comparing the information for consistency with management’s responses to our inquiries, the financial statements, and other knowledge we obtained during our audit of the financial statements. We do not express an opinion or provide any assurance on the information because the limited procedures do not provide us with sufficient evidence to express an opinion or provide any assurance.

/s/ Ernst & Young LLP
Des Moines, Iowa March 29, 2018

Principal Life Insurance Company
Consolidated Statements of Financial Position
	December 31, 2017	December 31, 2016
	(in millions)
Assets
Fixed maturities, available-for-sale (2017 and 2016 include $268.0 million and $232.5 million related to
consolidated variable interest entities)	$55,429.4	$51,252.2
Fixed maturities, trading (2017 and 2016 include $0.0 million and $82.4 million related to consolidated
variable interest entities)	49.1	217.9
Equity securities, available-for-sale	94.1	96.3
Equity securities, trading	6.0	8.2
Mortgage loans	13,452.1	12,645.1
Real estate (2017 and 2016 include $370.3 million and $305.7 million related to consolidated variable
interest entities)	1,732.6	1,365.2
Policy loans	765.7	784.8
Other investments (2017 and 2016 include $9.3 million and $16.9 million related to consolidated variable
interest entities and $61.0 million and $86.2 million measured at fair value under the fair value option)	1,270.2	1,615.5
Total investments	72,799.2	67,985.2
Cash and cash equivalents	923.4	1,147.0
Accrued investment income	591.0	563.7
Premiums due and other receivables	1,708.1	1,330.8
Deferred acquisition costs	3,331.7	3,184.2
Property and equipment	688.1	642.0
Goodwill	75.1	75.1
Other intangibles	24.8	27.4
Separate account assets	117,300.8	103,662.0
Assets of discontinued operations	—	669.9
Other assets	1,193.8	1,022.8
Total assets	$198,636.0	$180,310.1

Liabilities
Contractholder funds	$35,330.2	$35,337.7
Future policy benefits and claims	27,681.9	24,320.3
Other policyholder funds	796.0	782.0
Short-term debt	—	76.5
Long-term debt	50.5	—
Income taxes currently payable	10.5	4.9
Deferred income taxes	1,258.0	1,147.3
Separate account liabilities	117,300.8	103,662.0
Liabilities of discontinued operations	—	359.1
Other liabilities (2017 and 2016 include $269.3 million and $283.2 million related to consolidated variable interest entities, of which $0.0 million and $59.9 million are measured at fair value under the fair
value option)	6,237.7	6,381.0
Total liabilities	188,665.6	172,070.8

Stockholder's equity
Common stock, par value $1.00 per share - 5.0 million shares authorized, 2.5 million shares issued
and outstanding (wholly owned indirectly by Principal Financial Group, Inc.)	2.5	2.5
Additional paid-in capital	6,346.0	5,305.6
Retained earnings	2,238.1	2,139.9
Accumulated other comprehensive income	1,359.8	748.4
Total stockholder's equity attributable to Principal Life Insurance Company	9,946.4	8,196.4
Noncontrolling interest	24.0	42.9
Total stockholder's equity	9,970.4	8,239.3
Total liabilities and stockholder's equity	$198,636.0	$180,310.1

See accompanying notes.

Principal Life Insurance Company
Consolidated Statements of Operations

	For the year ended December 31,
	2017	2016	2015
	(in millions)
Revenues
Premiums and other considerations	$5,999.4	$5,024.5	$5,057.4
Fees and other revenues	2,182.1	2,000.5	2,048.1
Net investment income	2,833.7	2,666.1	2,438.6
Net realized capital gains, excluding impairment losses on available-for-sale
securities	451.7	194.7	2.8
Net other-than-temporary impairment losses on available-for-sale
securities	(30.0)	(93.7)	(0.8)
Other-than-temporary impairment losses on fixed maturities, available-
for-sale reclassified from other comprehensive income	(49.7)	(3.1)	(29.2)
Net impairment losses on available-for-sale securities	(79.7)	(96.8)	(30.0)
Net realized capital gains (losses)	372.0	97.9	(27.2)
Total revenues	11,387.2	9,789.0	9,516.9
Expenses
Benefits, claims and settlement expenses	7,317.9	6,339.5	6,135.1
Dividends to policyholders	124.6	156.6	163.5
Operating expenses	2,226.7	2,099.3	2,181.5
Total expenses	9,669.2	8,595.4	8,480.1
Income from continuing operations before income taxes	1,718.0	1,193.6	1,036.8
Income taxes (benefits)	(518.4)	211.9	215.0
Income from continuing operations, net of related income taxes	2,236.4	981.7	821.8
Income from discontinued operations, net of related income taxes	37.0	131.6	119.6
Net income	2,273.4	1,113.3	941.4
Net income attributable to noncontrolling interest	2.4	26.6	10.8
Net income attributable to Principal Life Insurance Company	$2,271.0	$1,086.7	$930.6

See accompanying notes.

Principal Life Insurance Company
Consolidated Statements of Comprehensive Income

	For the year ended December 31,
	2017	2016	2015
	(in millions)
Net income	$2,273.4	$1,113.3	$941.4
Other comprehensive income (loss), net:
Net unrealized gains (losses) on available-for-sale securities	619.9	103.8	(447.7)
Noncredit component of impairment losses on fixed maturities, available-for-sale	27.4	0.3	18.8
Net unrealized gains (losses) on derivative instruments	(49.1)	10.2	14.3
Foreign currency translation adjustment	—	—	(0.1)
Net unrecognized postretirement benefit obligation	13.3	2.9	(30.8)
Other comprehensive income (loss)	611.5	117.2	(445.5)
Comprehensive income	2,884.9	1,230.5	495.9
Comprehensive income attributable to noncontrolling interest	2.4	26.6	10.7
Comprehensive income attributable to Principal Life Insurance Company	$2,882.5	$1,203.9	$485.2

See accompanying notes.

Principal Life Insurance Company
Consolidated Statements of Stockholder's Equity

				Accumulated
		Additional		other		Total
	Common	paid-in	Retained	comprehensive	Noncontrolling	stockholder's
	stock	capital	earnings	income	interest	equity
	(in millions)
Balances as of January 1, 2015	$2.5	$5,275.0	$1,817.2	$1,086.7	$43.2	$8,224.6
Capital distributions to parent	—	(25.5)	—	—	—	(25.5)
Stock-based compensation and
additional related tax benefits	—	57.0	(3.9)	—	0.1	53.2
Sale of subsidiary to parent, net of related income
taxes, as part of a common control transaction	—	44.4	(8.2)	—	—	36.2
Dividends to parent	—	—	(503.1)	—	—	(503.1)
Distributions to noncontrolling interest	—	—	—	—	(14.1)	(14.1)
Contributions from noncontrolling
interest	—	—	—	—	7.7	7.7
Purchase of subsidiary shares from noncontrolling
interest	—	(16.5)	—	—	(3.5)	(20.0)
Net income (1)	—	—	930.6	—	10.0	940.6
Other comprehensive loss (1)	—	—	—	(445.4)	—	(445.4)
Balances as of December 31, 2015	2.5	5,334.4	2,232.6	641.3	43.4	8,254.2
Capital distributions to parent	—	(20.0)	—	—	—	(20.0)
Stock-based compensation and additional related
tax benefits	—	59.7	(4.4)	—	0.4	55.7
Net assets transferred to affiliate due to change in
benefit plan sponsorship	—	(68.5)	—	(10.1)	—	(78.6)
Dividends to parent	—	—	(1,175.0)	—	—	(1,175.0)
Distributions to noncontrolling interest	—	—	—	—	(33.0)	(33.0)
Contributions from noncontrolling interest	—	—	—	—	5.5	5.5
Net income	—	—	1,086.7	—	26.6	1,113.3
Other comprehensive income	—	—	—	117.2	—	117.2
Balances as of December 31, 2016	2.5	5,305.6	2,139.9	748.4	42.9	8,239.3
Capital distributions to parent	—	(27.5)	—	—	—	(27.5)
Stock-based compensation	—	41.9	(3.0)	—	0.1	39.0
Tax asset transferred to affiliate due to prior
year change in benefit plan sponsorship	—	(3.0)	—	—	—	(3.0)
Dividends to parent	—	—	(1,818.4)	—	—	(1,818.4)
Distributions to noncontrolling interest	—	—	—	—	(3.1)	(3.1)
Contributions from noncontrolling interest	—	—	—	—	6.0	6.0
Purchase of subsidiary shares from noncontrolling
interest	—	(5.1)	—	—	(1.3)	(6.4)
Sale of subsidiary to parent, net of related income
taxes, as part of a common control transaction	—	1,034.1	(351.4)	(0.1)	(23.0)	659.6
Net income	—	—	2,271.0	—	2.4	2,273.4
Other comprehensive income	—	—	—	611.5	—	611.5
Balances as of December 31, 2017	$2.5	$6,346.0	$2,238.1	$1,359.8	$24.0	$9,970.4

(1) Excludes amounts attributable to redeemable noncontrolling interest. See Note 15, Stockholder's Equity, for further details.

See accompanying notes.

Principal Life Insurance Company
Consolidated Statements of Cash Flows

	For the year ended December 31,
	2017	2016	2015
	(in millions)
Operating activities
Net income	$2,273.4	$1,113.3	$941.4
Adjustments to reconcile net income to net cash provided by operating activities:
Income from discontinued operations, net of related income taxes	(37.0)	(131.6)	(119.6)
Net realized capital (gains) losses	(372.0)	(97.9)	27.2
Depreciation and amortization expense	112.2	108.3	100.5
Amortization of deferred acquisition costs	212.1	262.6	251.7
Additions to deferred acquisition costs	(397.8)	(377.7)	(356.5)
Stock-based compensation	39.3	31.5	31.5
(Income) loss from equity method investments, net of dividends received	9.7	60.1	(51.5)
Changes in:
Accrued investment income	(27.3)	(41.9)	(24.5)
Net cash flows for trading securities	171.3	301.5	(165.6)
Premiums due and other receivables	(360.1)	100.9	(232.5)
Contractholder and policyholder liabilities and dividends	3,251.9	2,019.5	2,924.9
Current and deferred income taxes (benefits)	(616.4)	61.5	84.3
Real estate acquired through operating activities	(82.5)	(58.2)	(43.9)
Real estate sold through operating activities	1.2	227.6	51.9
Other assets and liabilities	(212.8)	(266.6)	443.5
Other	983.3	755.2	285.4
Net adjustments	2,675.1	2,954.8	3,206.8
Net cash provided by operating activities	4,948.5	4,068.1	4,148.2
Investing activities
Available-for-sale securities:
Purchases	(12,878.8)	(13,308.7)	(9,314.6)
Sales	1,142.6	1,368.7	1,069.5
Maturities	8,407.5	7,562.0	6,475.9
Mortgage loans acquired or originated	(2,594.0)	(2,798.9)	(2,177.2)
Mortgage loans sold or repaid	1,724.0	1,968.1	1,531.7
Real estate acquired	(200.5)	(109.7)	(322.0)
Real estate sold	481.9	35.2	208.9
Net purchases of property and equipment	(105.7)	(117.5)	(121.2)
Net change in other investments	(127.9)	(154.3)	(6.7)
Net cash used in investing activities	(4,150.9)	(5,555.1)	(2,655.7)
Financing activities
Proceeds from financing element derivatives	0.1	0.4	0.3
Payments for financing element derivatives	(77.6)	(87.7)	(82.0)
Excess tax benefits from share-based payment arrangements	—	7.8	11.0
Purchase of subsidiary shares from noncontrolling interest	(6.4)	—	(20.3)
Dividends paid to parent	(1,818.4)	(1,040.3)	(368.4)
Capital contributions from (distributions to) parent	1,006.6	(16.3)	22.3
Issuance of long-term debt	2.8	12.0	13.2
Principal repayments of long-term debt	(56.5)	(54.8)	(52.6)
Net repayments of short-term borrowings	(76.5)	(32.3)	(45.7)
Investment contract deposits	9,760.5	10,462.4	6,214.8
Investment contract withdrawals	(9,889.9)	(8,373.3)	(6,655.5)
Net increase in banking operation deposits	136.6	129.0	91.1
Other	(2.5)	6.1	(2.7)
Net cash provided by (used in) financing activities	(1,021.2)	1,013.0	(874.5)
Net increase (decrease) in cash and cash equivalents	(223.6)	(474.0)	618.0
Cash and cash equivalents from continuing operations at beginning of period	1,147.0	1,621.0	1,003.0
Cash and cash equivalents from continuing operations at end of period	$923.4	$1,147.0	$1,621.0

Discontinued operations (excluded from amounts above):
Net cash provided by operating activities	$47.7	$219.6	$158.0
Net cash used in investing activities	(0.60)	(22.10)	(4.90)
Net cash used in financing activities	(44.70)	(138.50)	(139.60)
Net cash and cash equivalents provided by discontinued operations	$2.4	$59.0	$13.5

Supplemental information:
Cash paid for interest	$0.1	$0.3	$1.4
Cash paid for income taxes	$91.0	$189.2	$154.5

Supplemental disclosure of non-cash activities:
Note receivable from parent in consideration of subsidiaries sold to parent	$300.0	$—	$156.0
Assets received in kind for pension risk transfer transactions	$—	$594.3	$—
Assets transferred to parent due to change in benefit plan sponsorship	$—	$304.1	$—
Liabilities assumed by parent due to change in benefit plan sponsorship	$—	$(225.50)	$—
Assets and liability changes resulting from exchange agreement to exit real estate joint ventures:
Real estate properties received	$743.2	$—	$—
Long-term debt assumed on real estate properties received	$269.0	$—	$—
Increase in other investments due to discontinuing equity method accounting	$222.4	$—	$—

See accompanying notes.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

1. Nature of Operations and Significant Accounting Policies

Description of Business

Principal Life Insurance Company (“PLIC”) along with its consolidated subsidiaries is a diversified financial services organization offering businesses, individuals and institutional clients a wide range of financial products and services, including retirement and insurance in the U.S. We are a direct wholly owned subsidiary of Principal Financial Services, Inc. (“PFS”), which in turn is a direct wholly owned subsidiary of Principal Financial Group, Inc. (“PFG”).

Basis of Presentation

The accompanying consolidated financial statements include the accounts of PLIC and all other entities in which we directly or indirectly have a controlling financial interest as well as those variable interest entities (“VIEs”) in which we are the primary beneficiary. The consolidated financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). All significant intercompany accounts and transactions have been eliminated.

On May 1, 2017, we sold our ownership interest in Principal Global Investors, LLC (“PGI LLC”) to PFS in connection with a corporate reorganization designed to better utilize and allocate capital internally. PGI LLC met the criteria to be reported as a discontinued operation. See Note 2, Discontinued Operations, for further details. Information included in the notes to the financial statements excludes information applicable to the discontinued operations, unless otherwise noted. PGI LLC comprised substantially our entire Principal Global Investors segment. The remaining immaterial components of that segment are now reported in the Corporate segment. This reporting change was applied retrospectively to our segment information but did not impact our consolidated financial statements.

Certain reclassifications have been made to prior period consolidated statements of cash flows to conform to the December 31, 2017, presentation. This included presenting separate line items within operating activities for (income) loss from equity method investments, net of dividends received, and changes in other assets and liabilities. Previously these amounts had been included within other operating activities.

We evaluated subsequent events through March 29, 2018, which was the date our consolidated financial statements were issued.

Consolidation

We have relationships with various special purpose entities and other legal entities that must be evaluated to determine if the entities meet the criteria of a VIE or a voting interest entity (“VOE”). This assessment is performed by reviewing contractual, ownership and other rights, including involvement of related parties, and requires use of judgment. First, we determine if we hold a variable interest in an entity by assessing if we have the right to receive expected losses and expected residual returns of the entity. If we hold a variable interest, then the entity is assessed to determine if it is a VIE. An entity is a VIE if the equity at risk is not sufficient to support its activities, if the equity holders lack a controlling financial interest or if the entity is structured with non-substantive voting rights. In addition to the previous criteria, if the entity is a limited partnership or similar entity, it is a VIE if the limited partners do not have the power to direct the entity’s most significant activities through substantive kick-out rights or participating rights. A VIE is evaluated to determine the primary beneficiary. The primary beneficiary of a VIE is the enterprise with (1) the power to direct the activities of a VIE that most significantly impact the entity's economic performance and (2) the obligation to absorb losses of the entity or the right to receive benefits from the entity that could potentially be significant to the VIE. When we are the primary beneficiary, we are required to consolidate the entity in our financial statements. We reassess our involvement with VIEs on a quarterly basis. For further information about VIEs, refer to Note 5, Variable Interest Entities.

If an entity is not a VIE it is considered a VOE. VOEs are generally consolidated if we own a greater than 50% voting interest. If we determine our involvement in an entity no longer meets the requirements for consolidation under either the VIE or VOE models, the entity is deconsolidated. Entities in which we have management influence over the operating and financing decisions but are not required to consolidate, other than investments accounted for at fair value under the fair value option, are reported using the equity method.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

Recent Accounting Pronouncements

Description	Date of adoption	Effect on our consolidated financial statements or other significant matters
Standards not yet adopted:
Goodwill impairment testing
This authoritative guidance simplifies how an entity is required to test goodwill for impairment by eliminating Step 2 (which measures a goodwill impairment loss by comparing the implied fair value of a reporting unit’s goodwill to the carrying amount of that goodwill) from the goodwill impairment test. A goodwill impairment loss will be the amount by which a reporting unit’s carrying value exceeds its fair value, not to exceed the carrying amount of goodwill. Entities will continue to have the option to perform a qualitative assessment to determine if a quantitative impairment test is necessary. Early adoption is permitted.

	January 1, 2020	We are currently evaluating the impact this guidance will have on our consolidated financial statements.
Credit losses
This authoritative guidance requires entities to use a current expected credit loss (“CECL”) model to measure impairment for most financial assets that are not recorded at fair value through net income. Under the CECL model, an entity will estimate lifetime expected credit losses considering available relevant information about historical events, current conditions and reasonable and supportable forecasts. The CECL model does not apply to available-for-sale debt securities. This guidance also expands the required credit loss disclosures and will be applied using a modified retrospective approach by recording a cumulative-effect adjustment to retained earnings as of the beginning of the fiscal year of adoption. Early adoption is permitted.

January 1, 2020
We are currently evaluating the impact this guidance will have on our consolidated financial statements. We believe estimated credit losses under the CECL model will generally result in earlier loss recognition for loans and other receivables.

Targeted improvements to accounting for hedging activities
This authoritative guidance updates certain recognition and measurement requirements for hedge accounting. The objective of the guidance is to more closely align the economics of a company’s risk management activities in its financial results and reduce the complexity of applying hedge accounting. The updates include the expansion of hedging strategies that are eligible for hedge accounting, elimination of the separate measurement and reporting of hedge ineffectiveness, presentation of the changes in the fair value of the hedging instrument in the same consolidated statement of operations line as the earnings effect of the hedged item and simplification of hedge effectiveness assessments. This guidance also includes new disclosures and will be applied using a modified retrospective approach by recording a cumulative-effect adjustment to retained earnings as of the beginning of the fiscal year of adoption. Early adoption is permitted.

	January 1, 2019	We are currently evaluating the impact this guidance will have on our consolidated financial statements.
Premium amortization on purchased callable debt securities
This authoritative guidance applies to entities that hold certain non-contingently callable debt securities, where the amortized cost basis is at a premium to the price repayable by the issuer at the earliest call date. Under the guidance the premium will be amortized to the first call date. This guidance requires adoption through a cumulative-effect adjustment to retained earnings as of the beginning of the fiscal year of adoption. Early adoption is permitted.

	January 1, 2019	We are currently evaluating the impact this guidance will have on our consolidated financial statements.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

Description	Date of adoption	Effect on our consolidated financial statements or other significant matters
Leases
This authoritative guidance requires lessee recognition of lease assets and lease liabilities on the balance sheet. The concept of an operating lease, where the lease assets and liabilities are off balance sheet, is eliminated under the new guidance. For lessors, the guidance modifies lease classification criteria and accounting for certain types of leases. Other key aspects of the guidance relate to the removal of the current real estate-specific guidance and new presentation and disclosure requirements. Lessees and lessors are required to recognize and measure leases at the beginning of the earliest period presented using a modified retrospective approach, which includes certain optional practical expedients that may be elected. Early adoption is permitted.

January 1, 2019
Our evaluation process includes, but is not limited to, identifying our leases that are within the scope of the guidance, reviewing and documenting our accounting for these contracts, assessing system and process changes and determining disclosure impacts. We are currently evaluating other impacts this guidance will have on our consolidated financial statements.

Reclassification of Certain Tax Effects from Accumulated Other
  Comprehensive Income
This authoritative guidance permits a reclassification from accumulated other comprehensive income (“AOCI”) to retained earnings for the stranded tax effects resulting from U.S. tax legislation enacted on December 22, 2017, which is referred to as the ‘‘Tax Cuts and Jobs Act’’ (‘‘U.S. tax reform’’). The amount of that reclassification includes the change in corporate income tax rate, as well as an election to include other income tax effects related to the application of U.S. tax reform. The guidance also requires disclosures about stranded tax effects.

January 1, 2018
The guidance will be applied at the beginning of the period of adoption and comparative periods will not be restated. We will reclassify the stranded tax effects in AOCI resulting from U.S. tax reform, which includes the change in corporate income tax rate. A reclassification of $242.0 million will be recorded as an increase to AOCI and a decrease to retained earnings.

Nonfinancial asset derecognition and partial sales of nonfinancial assets
This authoritative guidance clarifies the scope of the recently established guidance on nonfinancial asset derecognition and the accounting for partial sales of nonfinancial assets. The guidance conforms the derecognition guidance on nonfinancial assets with the model for transactions in the new revenue recognition standard.

	January 1, 2018	This guidance will not have a material impact on our consolidated financial statements.
Presentation of net periodic pension cost and net periodic
  postretirement benefit cost
This authoritative guidance requires that an employer disaggregate the service cost component from the other components of net benefit cost. The guidance also provides explicit guidance on the presentation of the service cost component and the other components of net benefit cost in the consolidated statement of operations and allows only the service cost component of net benefit cost to be eligible for capitalization.

	January 1, 2018	This guidance will not have a material impact on our consolidated financial statements.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

Description	Date of adoption	Effect on our consolidated financial statements or other significant matters
Definition of a business
This authoritative guidance clarifies the definition of a business to assist with evaluating when transactions involving an integrated set of assets and activities (a “set”) should be accounted for as acquisitions or disposals of assets or businesses. The guidance requires that when substantially all of the fair value of the gross assets acquired or disposed of is concentrated in a single identifiable asset or a group of similar identifiable assets, the set is not a business. The guidance also requires a set to include, at a minimum, an input and a substantive process that together significantly contribute to the ability to create output to be considered a business. Lastly, the guidance removes the evaluation of whether a market participant could replace missing elements and narrows the definition of outputs by more closely aligning it with how outputs are described in the revenue recognition guidance. The guidance will be applied prospectively.

	January 1, 2018	This guidance will not have a material impact on our consolidated financial statements.
Financial instruments - recognition and measurement
This authoritative guidance addresses certain aspects of recognition, measurement, presentation and disclosure of financial instruments. The primary focus of this guidance is to supersede the guidance to classify equity securities with readily determinable fair values into different categories (trading or available-for-sale) and rather requires these equity securities to be measured at fair value with changes in the fair value recognized through net income.

January 1, 2018
This guidance will be adopted using the modified retrospective approach and will not have a material impact on our consolidated financial statements. As of December 31, 2017, we did not hold material equity securities accounted for at fair value through other comprehensive income that will be accounted for at fair value through net income under the updated guidance.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

Description	Date of adoption	Effect on our consolidated financial statements or other significant matters
Revenue recognition
This authoritative guidance replaces all general and most industry specific revenue recognition guidance currently prescribed by U.S. GAAP. The core principle is that an entity recognizes revenue to reflect the transfer of a promised good or service to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for that good or service. This guidance also provides clarification on when an entity is a principal or an agent in a transaction. In addition, the guidance updates the accounting for certain costs associated with obtaining and fulfilling a customer contract.

January 1, 2018
The guidance will be adopted using the modified retrospective application. Only a portion of our total revenues, less than 20%, are subject to this guidance as it does not apply to revenue on contracts accounted for under the insurance contracts or financial instruments standards. Our evaluation process is complete and included, but was not limited to, identifying contracts within the scope of the guidance, reviewing and documenting our accounting for these contracts, identifying and determining the accounting for any related contract costs, and preparing the required financial statement disclosures. While we did not identify material changes in the timing of our revenue recognition, we will have financial statement changes related to contract costs. We will defer certain sales compensation related to obtaining contracts with customers that we did not previously defer, we will no longer defer certain contract costs that were previously capitalized and we will change how we amortize certain contract costs that were previously capitalized, which will result in a net reduction to the contract cost balance. These financial statement changes are not material and result in an immaterial reduction to equity.

Income tax - intra-entity transfers of assets
This authoritative guidance requires entities to recognize current and deferred income tax resulting from an intra-entity asset transfer when the transfer occurs. Prior to issuance of this guidance, U.S. GAAP did not allow recognition of income tax consequences until the asset had been sold to a third party.

	January 1, 2018	This guidance will be adopted using the modified retrospective approach and will not have a material impact on our consolidated financial statements.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

Description	Date of adoption	Effect on our consolidated financial statements or other significant matters
Standards adopted:
Employee share-based payment accounting
This authoritative guidance changes certain aspects of accounting for and reporting share-based payments to employees including changes related to the income tax effects of share-based payments, tax withholding requirements and accounting for forfeitures. Various transition methods will apply depending on the situation being addressed.

	January 1, 2017	The guidance was adopted prospectively as indicated by the guidance for each area of change and did not have a material impact on our consolidated financial statements.
Short-duration insurance contracts This authoritative guidance requires additional disclosures related to short-duration insurance contracts.	December 31, 2016	The disclosure requirements of this guidance were adopted retrospectively. See Note 10, Insurance Liabilities, for further details.
Net asset value per share as a practical expedient for fair value
This authoritative guidance removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient.

	January 1, 2016	The guidance was adopted retrospectively and did not have a material impact on our consolidated financial statements. See Note 16, Fair Value Measurements, for further details.
Consolidations
This authoritative guidance makes changes to both the variable interest and voting interest consolidation models and eliminates the investment company deferral for portions of the variable interest model. The amendments in the standard impact the consolidation analysis for interests in investment companies and limited partnerships and similar entities.

	January 1, 2016	The guidance was adopted using the modified retrospective approach. See Note 5, Variable Interest Entities, for further details.
Discontinued operations
This authoritative guidance amends the definition of discontinued operations and requires entities to provide additional disclosures associated with discontinued operations, as well as disposal transactions that do not meet the discontinued operations criteria. The guidance requires discontinued operations treatment for disposals of a component or group of components of an entity that represents a strategic shift that has or will have a major impact on an entity’s operations or financial results. The guidance also expands the scope to disposals of equity method investments and businesses that, upon initial acquisition, qualify as held for sale.

	January 1, 2015	This guidance was adopted prospectively and did not have a material impact on our consolidated financial statements.
Fair value of financial assets and liabilities of a consolidated collateralized financing entity
This authoritative guidance provides a measurement alternative for a reporting entity to measure both the financial assets and financial liabilities of consolidated collateralized financing entities ("CCFEs") using the more observable of the fair value of the financial assets or of the financial liabilities for both the financial assets and financial liabilities.

January 1, 2015
This guidance was adopted using a modified retrospective approach and did not have a material impact on our consolidated financial statements. See Note 16, Fair Value Measurements, for further details.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

When we adopt new accounting standards, we have a process in place to perform a thorough review of the pronouncement, identify the financial statement and system impacts and create an implementation plan among our impacted business units to ensure we are compliant with the pronouncement on the date of adoption. This includes having effective processes and controls in place to support the reported amounts. Each of the standards listed above is in varying stages in our implementation process based on its issuance and adoption dates. We are on track to implement guidance by the respective effective dates.

Use of Estimates in the Preparation of Financial Statements

The preparation of our consolidated financial statements and accompanying notes requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the consolidated financial statements and accompanying notes. The most critical estimates include those used in determining:

•	the fair value of investments in the absence of quoted market values;

•	investment impairments and valuation allowances;

•	the fair value of and accounting for derivatives;

•	the deferred acquisition costs (“DAC”) and other actuarial balances where the amortization is based on estimated gross profits;

•	the measurement of goodwill, indefinite lived intangible assets, finite lived intangible assets and related impairments or amortization, if any;

•	the liability for future policy benefits and claims;

•	the value of our other postretirement benefit obligations and

•	accounting for income taxes and the valuation of deferred tax assets.

A description of such critical estimates is incorporated within the discussion of the related accounting policies that follow. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Actual results could differ from these estimates.

Closed Block

We operate a closed block (“Closed Block”) for the benefit of individual participating dividend‑paying policies in force at the time of the 1998 mutual insurance holding company (“MIHC”) formation. See Note 8, Closed Block, for further details.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity date of three months or less when purchased.

Investments

Fixed maturities include bonds, asset-backed securities (“ABS”), redeemable preferred stock and certain non-redeemable preferred securities. Equity securities include mutual funds, common stock and non-redeemable preferred stock. We classify fixed maturities and equity securities as either available-for-sale or trading at the time of the purchase and, accordingly, carry them at fair value. See Note 16, Fair Value Measurements, for methodologies related to the determination of fair value. Unrealized gains and losses related to available-for-sale securities, excluding those in fair value hedging relationships, are reflected in stockholder’s equity, net of adjustments associated with DAC and related actuarial balances, derivatives in cash flow hedge relationships and applicable income taxes. Unrealized gains and losses related to hedged portions of available-for-sale securities in fair value hedging relationships and mark-to-market adjustments on certain trading securities are reflected in net realized capital gains (losses). Mark-to-market adjustments related to certain securities carried at fair value with an investment objective to realize economic value through mark-to-market changes are reflected in net investment income.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

The cost of fixed maturities is adjusted for amortization of premiums and accrual of discounts, both computed using the interest method. The cost of fixed maturities and equity securities classified as available-for-sale is adjusted for declines in value that are other than temporary. Impairments in value deemed to be other than temporary are primarily reported in net income as a component of net realized capital gains (losses), with noncredit impairment losses for certain fixed maturities, available-for-sale reported in other comprehensive income (“OCI”). Interest income, as well as prepayment fees and the amortization of the related premium or discount, is reported in net investment income. For loan-backed and structured securities, we recognize income using a constant effective yield based on currently anticipated cash flows.

Real estate investments are reported at cost less accumulated depreciation. The initial cost bases of properties acquired through loan foreclosures are the lower of the fair market values of the properties at the time of foreclosure or the outstanding loan balance. Buildings and land improvements are generally depreciated on the straight-line method over the estimated useful life of improvements and tenant improvement costs are depreciated on the straight-line method over the term of the related lease. We recognize impairment losses for properties when indicators of impairment are present and a property's expected undiscounted cash flows are not sufficient to recover the property's carrying value. In such cases, the cost basis of the properties are reduced to fair value. Real estate expected to be disposed is carried at the lower of cost or fair value, less cost to sell, with valuation allowances established accordingly and depreciation no longer recognized. The carrying amount of real estate held for sale was $210.6 million and $128.7 million as of December 31, 2017 and 2016, respectively. Any impairment losses and any changes in valuation allowances are reported in net income.

Commercial and residential mortgage loans are generally reported at cost adjusted for amortization of premiums and accrual of discounts, computed using the interest method and net of valuation allowances. Interest income is accrued on the principal amount of the loan based on the loan’s contractual interest rate. Interest income, as well as prepayment of fees and the amortization of the related premium or discount, is reported in net investment income. Any changes in the valuation allowances are reported in net income as net realized capital gains (losses). We measure impairment based upon the difference between carrying value and estimated value less cost to sell. Estimated value is based on either the present value of expected cash flows discounted at the loan's effective interest rate, the loan's observable market price or the fair value of the collateral. If foreclosure is probable, the measurement of any valuation allowance is based upon the fair value of the collateral.

Net realized capital gains and losses on sales of investments are determined on the basis of specific identification. In general, in addition to realized capital gains and losses on investment sales and periodic settlements on derivatives not designated as hedges, we report gains and losses related to the following in net realized capital gains (losses): other-than-temporary impairments of securities and subsequent realized recoveries, mark-to-market adjustments on certain trading securities, mark-to-market adjustments on certain investment funds, fair value hedge and cash flow hedge ineffectiveness, mark-to-market adjustments on derivatives not designated as hedges, changes in the mortgage loan valuation allowance provision, impairments of real estate held for investment and impairments of equity method investments. Investment gains and losses on sales of certain real estate held for sale due to investment strategy and mark-to-market adjustments on certain securities carried at fair value with an investment objective to realize economic value through mark-to-market changes are reported as net investment income and are excluded from net realized capital gains (losses).

Policy loans and certain other investments are reported at cost. Interests in unconsolidated entities, joint ventures and partnerships are generally accounted for using the equity method. We have other investments reported at fair value or for which the fair value option has been elected. See Note 16, Fair Value Measurements, for detail on these investments.

Derivatives

Overview

Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices or the values of securities. Derivatives generally used by us include interest rate swaps, interest rate options, swaptions, futures, currency swaps, equity options, credit default swaps and total return swaps. Derivative positions are either assets or liabilities in the consolidated statements of financial position and are measured at fair value, generally by obtaining quoted market prices or through the use of pricing models. See Note 16, Fair Value Measurements, for policies related to the determination of fair value. Fair values can be affected by changes in interest rates, foreign exchange rates, financial indices, values of securities, credit spreads, and market volatility and liquidity.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

Accounting and Financial Statement Presentation

We designate derivatives as either:

(a)	a hedge of the exposure to changes in the fair value of a recognized asset or liability or an unrecognized firm commitment, including those denominated in a foreign currency (“fair value hedge”);

(b)
a hedge of a forecasted transaction or the exposure to variability of cash flows to be received or paid related to a recognized asset or liability, including those denominated in a foreign currency (“cash flow hedge”) or

(c)	a derivative not designated as a hedging instrument.

Our accounting for the ongoing changes in fair value of a derivative depends on the intended use of the derivative and the designation, as described above, and is determined when the derivative contract is entered into or at the time of redesignation. Hedge accounting is used for derivatives that are specifically designated in advance as hedges and that reduce our exposure to an indicated risk by having a high correlation between changes in the value of the derivatives and the items being hedged at both the inception of the hedge and throughout the hedge period.

Fair Value Hedges. When a derivative is designated as a fair value hedge and is determined to be highly effective, changes in its fair value, along with changes in the fair value of the hedged asset, liability or firm commitment attributable to the hedged risk, are reported in net realized capital gains (losses). Any difference between the net change in fair value of the derivative and the hedged item represents hedge ineffectiveness.

Cash Flow Hedges. When a derivative is designated as a cash flow hedge and is determined to be highly effective, changes in its fair value are recorded as a component of OCI. Any hedge ineffectiveness is recorded immediately in net income. At the time the variability of cash flows being hedged impacts net income, the related portion of deferred gains or losses on the derivative instrument is reclassified and reported in net income.

Non-Hedge Derivatives. If a derivative does not qualify or is not designated for hedge accounting, all changes in fair value are reported in net income without considering the changes in the fair value of the economically associated assets or liabilities.

Hedge Documentation and Effectiveness Testing. At inception, we formally document all relationships between hedging instruments and hedged items, as well as our risk management objective and strategy for undertaking various hedge transactions. This process includes associating all derivatives designated as fair value or cash flow hedges with specific assets or liabilities on the consolidated statements of financial position or with specific firm commitments or forecasted transactions. Effectiveness of the hedge is formally assessed at inception and throughout the life of the hedging relationship. Even if a derivative is highly effective and qualifies for hedge accounting treatment, the hedge might have some ineffectiveness.

We use qualitative and quantitative methods to assess hedge effectiveness. Qualitative methods may include monitoring changes to terms and conditions and counterparty credit ratings. Quantitative methods may include statistical tests including regression analysis and minimum variance and dollar offset techniques.

Termination of Hedge Accounting. We prospectively discontinue hedge accounting when (1) the criteria to qualify for hedge accounting is no longer met, e.g., a derivative is determined to no longer be highly effective in offsetting the change in fair value or cash flows of a hedged item; (2) the derivative expires, is sold, terminated or exercised or (3) we remove the designation of the derivative being the hedging instrument for a fair value or cash flow hedge.

If it is determined that a derivative no longer qualifies as an effective hedge, the derivative will continue to be carried on the consolidated statements of financial position at its fair value, with changes in fair value recognized prospectively in net realized capital gains (losses). The asset or liability under a fair value hedge will no longer be adjusted for changes in fair value pursuant to hedging rules and the existing basis adjustment is amortized to the consolidated statements of operations line associated with the asset or liability. The component of AOCI related to discontinued cash flow hedges that are no longer highly effective is amortized to the consolidated statements of operations consistent with the net income impacts of the original hedged cash flows. If a cash flow hedge is discontinued because it is probable the hedged forecasted transaction will not occur, the deferred gain or loss is immediately reclassified from AOCI into net income.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

Embedded Derivatives. We purchase and issue certain financial instruments and products that contain a derivative that is embedded in the financial instrument or product. We assess whether this embedded derivative is clearly and closely related to the asset or liability that serves as its host contract. If we deem that the embedded derivative's terms are not clearly and closely related to the host contract, and a separate instrument with the same terms would qualify as a derivative instrument, the derivative is bifurcated from that contract and held at fair value on the consolidated statements of financial position, with changes in fair value reported in net income.

Over-The-Counter Derivatives Cleared on Chicago Mercantile Exchange

We use certain over-the-counter (“OTC”) interest rate contracts that are subject to derivative clearing agreements. These agreements require the daily cash settlement of variation margin based on changes in the fair value of the derivative instrument. Prior to 2017, variation margin for all such interest rate contracts was treated as collateral, which was accounted for separately as an interest-bearing asset or liability. For reporting purposes, we did not offset fair value amounts recognized for the right to reclaim variation margin collateral or the obligation to return variation margin collateral against fair value amounts recognized for derivative instruments executed with the same counterparties under master netting agreements.

Effective January 2017, the Chicago Mercantile Exchange (“CME”) rulebook was amended to legally characterize variation margin payments for cleared OTC derivatives as settlements of the derivative exposure rather than collateral against the derivative exposure. The economic cash flows exchanged do not change and therefore hedge accounting is unchanged; however, the variation margin and derivative instrument are considered a single unit of account for accounting and presentation purposes. As settlements, variation margin receipts and payments are considered cash flows of the derivative and reduce the recognized asset or liability arising from the derivative’s mark-to-market for balance sheet presentation, effectively resulting in the derivative having a fair value that approximates zero. As of December 31, 2016, our consolidated statements of financial position included $528.0 million in other investments and $527.7 million in other liabilities related to OTC interest rate contracts cleared with the CME. The balance of those line items was reduced by those amounts in January 2017 as a result of the CME rulebook amendment. The rulebook amendment did not have an impact on net income. Additionally, the change by the CME did not impact the accounting for our OTC derivatives not cleared with the CME.

Contractholder and Policyholder Liabilities

Contractholder and policyholder liabilities (contractholder funds, future policy benefits and claims and other policyholder funds) include reserves for investment contracts, individual and group annuities that provide periodic income payments, universal life insurance, variable universal life insurance, indexed universal life insurance, term life insurance, participating traditional individual life insurance, group life insurance, health insurance and disability income policies, as well as a provision for dividends on participating policies.

Investment contracts are contractholders' funds on deposit with us and generally include reserves for pension and annuity contracts. Reserves on investment contracts are equal to the cumulative deposits less any applicable charges and withdrawals plus credited interest. Reserves for universal life, variable universal life and indexed universal life insurance contracts are equal to cumulative deposits less charges plus credited interest, which represents the account balances that accrue to the benefit of the policyholders.

We hold additional reserves on certain long-duration contracts where benefit features result in gains in early years followed by losses in later years; universal life, variable universal life and indexed universal life insurance contracts that contain no lapse guarantee features; and annuities with guaranteed minimum death benefits.

Reserves for individual and group annuities that provide periodic income payments, nonparticipating term life insurance and disability income contracts are computed on a basis of assumed investment yield, mortality, morbidity and expenses, including a provision for adverse deviation, which generally varies by plan, year of issue and policy duration. Investment yield is based on our experience. Mortality, morbidity and withdrawal rate assumptions are based on our experience and are periodically reviewed against both industry standards and experience.

Reserves for participating life insurance contracts are based on the net level premium reserve for death and endowment policy benefits. This net level premium reserve is calculated based on dividend fund interest rates and mortality rates guaranteed in calculating the cash surrender values described in the contract.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

Participating business represented approximately 8%, 8% and 9% of our life insurance in force and 29%, 33% and 36% of the number of life insurance policies in force as of December 31, 2017, 2016 and 2015, respectively. Participating business represented approximately 39%, 43% and 49% of life insurance premiums for the years ended December 31, 2017, 2016 and 2015, respectively. The amount of dividends to policyholders is declared annually by our Board of Directors. The amount of dividends to be paid to policyholders is determined after consideration of several factors including interest, mortality, morbidity and other expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by us. At the end of the reporting period, we established a dividend liability for the pro rata portion of the dividends expected to be paid on or before the next policy anniversary date.

Some of our policies and contracts require payment of fees or other policyholder assessments in advance for services that will be rendered over the estimated lives of the policies and contracts. These payments are established as unearned revenue liabilities upon receipt and included in other policyholder funds in the consolidated statements of financial position. These unearned revenue reserves are amortized to net income over the estimated lives of these policies and contracts in relation to the emergence of estimated gross profits (“EGPs”).

The liability for unpaid claims for both long-duration and short-duration contracts is an estimate of the ultimate net cost of reported and unreported losses not yet settled. This liability is estimated using actuarial analyses and case basis evaluations. Although considerable variability is inherent in such estimates, we believe the liability for unpaid claims is adequate. These estimates are continually reviewed and, as adjustments to this liability become necessary, such adjustments are reflected in net income. Our liability for unpaid claims does not include any allocated claim adjustment expenses.

We incur claim adjustment expenses for both long-duration and short-duration contracts that cannot be allocated to a specific claim. Our claim adjustment expense liability is estimated using actuarial analyses based on historical trends of expenses and expected claim runout patterns.

Short-Duration Contracts

We include the following group products in our short-duration insurance contracts disclosures: long-term disability (“LTD”), group life waiver, dental, vision, short-term disability (“STD”), critical illness and group life.

Future policy benefits and claims include reserves for group life and disability insurance that provide periodic income payments. These reserves are computed using assumptions of mortality, morbidity and investment performance. These assumptions are based on our experience, industry results, emerging trends and future expectations. Future policy benefits and claims also include reserves for incurred but unreported group disability, dental, vision, critical illness and life insurance claims. We recognize claims costs in the period the service was provided to our policyholders. However, claims costs incurred in a particular period are not known with certainty until after we receive, process and pay the claims. We determine the amount of this liability using actuarial methods based on historical claim payment patterns as well as emerging cost trends, where applicable, to determine our estimate of claim liabilities.

We have defined claim frequency as follows for each short-duration product:

•	LTD: Claim frequency is based on submitted reserve claim counts.

•	Group Life Waiver: Claim frequency is based on submitted reserve claim counts, consistent with LTD.

•	Dental and Vision: Claim frequency is based on the claim form, which may include one or more procedures.

•	STD and Critical Illness: Claim frequency is based on submitted claims.

•	Group Life: Claim frequency is based on submitted life claims (lives, not coverages).

We did not make any significant changes to our methodologies or assumptions used to calculate the liability for unpaid claims for short-duration contracts during 2017.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

Recognition of Premiums and Other Considerations, Fees and Other Revenues and Benefits

Traditional individual life insurance products include those products with fixed and guaranteed premiums and benefits and consist principally of whole life and term life insurance policies. Premiums from these products are recognized as premium revenue when due. Related policy benefits and expenses for individual life products are associated with earned premiums and result in the recognition of profits over the expected term of the policies and contracts.

Immediate annuities with life contingencies include products with fixed and guaranteed annuity considerations and benefits and consist principally of group and individual single premium annuities with life contingencies. Annuity considerations from these products are recognized as premium revenue. However, the collection of these annuity considerations does not represent the completion of the earnings process, as we establish annuity reserves using estimates for mortality and investment assumptions, which include provision for adverse deviation as required by U.S. GAAP. We anticipate profits to emerge over the life of the annuity products as we earn investment income, pay benefits and release reserves.

Group life and health insurance premiums are generally recorded as premium revenue over the term of the coverage. Certain group contracts contain experience premium refund provisions based on a pre-defined formula that reflects their claim experience. Experience premium refunds reduce revenue over the term of the coverage and are adjusted to reflect current experience. Related policy benefits and expenses for group life and health insurance products are associated with earned premiums and result in the recognition of profits over the term of the policies and contracts. Fees for contracts providing claim processing or other administrative services are recorded as revenue over the period the service is provided.

Universal life-type policies are insurance contracts with terms that are not fixed. Amounts received as payments for such contracts are not reported as premium revenues. Revenues for universal life-type insurance contracts consist of policy charges for the cost of insurance, policy initiation and administration, surrender charges and other fees that have been assessed against policy account values and investment income. Policy benefits and claims that are charged to expense include interest credited to contracts and benefit claims incurred in the period in excess of related policy account balances.

Investment contracts do not subject us to significant risks arising from policyholder mortality or morbidity and consist primarily of guaranteed investment contracts (“GICs”), funding agreements and certain deferred annuities. Amounts received as payments for investment contracts are established as investment contract liability balances and are not reported as premium revenues. Revenues for investment contracts consist of investment income and policy administration charges. Investment contract benefits that are charged to expense include benefit claims incurred in the period in excess of related investment contract liability balances and interest credited to investment contract liability balances.

Fees and other revenues are earned for administrative services performed including recordkeeping and reporting services for retirement savings plans. Fees and other revenues received for performance of administrative services are recognized as revenue when earned, typically when the service is performed.

Deferred Acquisition Costs

Incremental direct costs of contract acquisition as well as certain costs directly related to acquisition activities (underwriting, policy issuance and processing, medical and inspection and sales force contract selling) for the successful acquisition of new and renewal insurance policies and investment contract business are capitalized to the extent recoverable. Commissions and other incremental direct costs for the acquisition of long-term service contracts are also capitalized to the extent recoverable. Maintenance costs and acquisition costs that are not deferrable are charged to net income as incurred.

DAC for universal life-type insurance contracts and certain investment contracts are amortized over the expected lifetime of the contracts in relation to EGPs or, in certain circumstances, estimated gross revenues (‘‘EGR’’). This amortization is adjusted in the current period when EGPs or EGRs are revised. EGRs include similar assumptions as the revenue component of EGPs and the changes of future estimates and reflection of actual experience and market conditions is done in the same manner as EGPs.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

For individual variable life insurance, individual variable annuities and group annuities that have separate account U.S. equity investment options, we utilize a mean reversion methodology (reversion to the mean assumption), a common industry practice, to determine the future domestic equity market growth rate assumption used for the calculation of EGPs.

DAC for participating life insurance policies are amortized in proportion to estimated gross margins (‘‘EGM’’) rather than EGPs. EGMs include similar assumption items as EGPs. We stopped selling participating business in the early 2000s. Some products allow for underwritten death benefit increases and cost of living adjustments, resulting in a material amount of new DAC each year, and the amortization schedules are modified as appropriate.

DAC for non-participating term life insurance and individual disability policies are amortized over the premium paying period of the related policies using assumptions consistent with those used in computing policyholder liabilities. Once these assumptions are made for a given policy or group of policies, they will not be changed over the life of the policy unless a loss recognition event occurs.

DAC on insurance policies and investment contracts are subject to recoverability testing at the time of policy issue and loss recognition testing on an annual basis, or when an event occurs that may warrant loss recognition. If loss recognition or impairment is necessary, DAC would be written off to the extent it is determined that future policy premiums and investment income or gross profits are not adequate to cover related losses and expenses.

DAC for long-term service contracts are amortized in proportion to the revenue recognized or straight-line if no pattern of revenue recognition can be reasonably predicted. We amortize capitalized costs of long-term service contracts on a straight-line basis, reflecting lapses as they are incurred, over the expected contract life. DAC on long-term service contracts are subject to recoverability testing on an annual basis, or when a triggering event occurs that could warrant an impairment. To the extent future revenues less future maintenance expenses are not adequate to cover the asset balance, an impairment is recognized.

Deferred Acquisition Costs on Internal Replacements

All insurance and investment contract modifications and replacements are reviewed to determine if the internal replacement results in a substantially changed contract. If so, the acquisition costs, sales inducements and unearned revenue associated with the new contract are deferred and amortized over the lifetime of the new contract. In addition, the existing DAC, sales inducement costs and unearned revenue balances associated with the replaced contract are written off. If an internal replacement results in a substantially unchanged contract, the acquisition costs, sales inducements and unearned revenue associated with the new contract are immediately recognized in the period incurred. In addition, the existing DAC, sales inducement costs or unearned revenue balance associated with the replaced contract is not written off, but instead is carried over to the new contract.

Long-Term Debt

Long-term debt includes notes payable, nonrecourse mortgages and other debt with a maturity date greater than one year at the date of issuance. Current maturities of long-term debt are classified as long-term debt in our consolidated statements of financial position.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

Reinsurance

We enter into reinsurance agreements with other companies in the normal course of business in order to limit losses and minimize exposure to significant risks. We may assume reinsurance from or cede reinsurance to other companies. Assets and liabilities related to reinsurance ceded are reported on a gross basis. Premiums and expenses are reported net of reinsurance ceded. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies. We are contingently liable with respect to reinsurance ceded to other companies in the event the reinsurer is unable to meet the obligations it has assumed. As of December 31, 2017 and 2016, we had $427.5 million and $412.5 million of net ceded reinsurance recoverables related to claims that have been received, respectively. As of December 31, 2017 and 2016, $417.4 million, or 98%, and $390.5 million, or 95%, were with our five largest ceded reinsurers, respectively. Our total amount recoverable from reinsurers includes net ceded reinsurance recoverables related to claims that have been received and reserves ceded to reinsurers; however, it does not reflect potentially offsetting impacts of collateral. As of December 31, 2017 and 2016, the total amount recoverable from reinsurers was $864.3 million and $837.1 million, respectively.

The effects of reinsurance on premiums and other considerations and policy and contract benefits were as follows:

	For the year ended December 31,
	2017	2016	2015
	(in millions)
Premiums and other considerations:
Direct	$6,202.7	$5,254.2	$5,275.8
Assumed	279.8	226.0	183.2
Ceded	(483.1)	(455.7)	(401.6)
Net premiums and other considerations	$5,999.4	$5,024.5	$5,057.4

Benefits, claims and settlement expenses:
Direct	$7,296.3	$6,298.8	$6,355.4
Assumed	441.1	356.9	306.0
Ceded	(419.5)	(316.2)	(526.3)
Net benefits, claims and settlement expenses	$7,317.9	$6,339.5	$6,135.1

Separate Accounts

The separate accounts are legally segregated and are not subject to the claims that arise out of any of our other business. The client, rather than us, directs the investments and bears the investment risk of these funds. The separate account assets represent the fair value of funds that are separately administered by us for contracts with equity, real estate and fixed income investments and are presented as a summary total within the consolidated statements of financial position. An equivalent amount is reported as separate account liabilities, which represent the obligation to return the monies to the client. We receive fees for mortality, withdrawal and expense risks, as well as administrative, maintenance and investment advisory services that are included in the consolidated statements of operations. Net deposits, net investment income and realized and unrealized capital gains and losses of the separate accounts are not reflected in the consolidated statements of operations.

As of December 31, 2017 and 2016, the separate accounts included a separate account valued at $170.5 million and $158.4 million, respectively, which primarily included shares of PFG common stock that were allocated and issued to eligible participants of qualified employee benefit plans administered by us as part of the policy credits issued under Principal Mutual Holding Company’s 2001 demutualization. In the consolidated statements of financial position, the separate account shares are recorded at fair value and are reported as separate account assets with a corresponding separate account liability to eligible participants of the qualified plan. Changes in fair value of the separate account shares are reflected in both the separate account assets and separate account liabilities and do not impact our results of operations.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

Income Taxes

Our ultimate parent, PFG files a U.S. consolidated income tax return that includes us and all of our qualifying subsidiaries. In addition, we file income tax returns in all states and foreign jurisdictions in which we conduct business. PFG allocates income tax expenses and benefits to companies in the group generally based upon pro rata contribution of taxable income or operating losses. We are taxed at corporate rates on taxable income based on existing tax laws. Current income taxes are charged or credited to net income based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income taxes are provided for the tax effect of temporary differences in the financial reporting and income tax bases of assets and liabilities, net operating loss carryforwards and tax credit carryforwards using enacted income tax rates and laws. The effect on deferred income tax assets and deferred income tax liabilities of a change in tax rates is recognized in net income in the period in which the change is enacted.

Goodwill and Other Intangibles

Goodwill and other intangible assets include the cost of acquired subsidiaries in excess of the fair value of the net tangible assets recorded in connection with acquisitions. Goodwill is not amortized. Rather, it is tested for impairment during the third quarter each year, or more frequently if events or changes in circumstances indicate that the asset might be impaired. Goodwill is tested at the reporting unit level, which is a business one level below the operating segment, if financial information is prepared and regularly reviewed by management at that level. Once goodwill has been assigned to a reporting unit, it is no longer associated with a particular acquisition; therefore, all of the activities within a reporting unit, whether acquired or organically grown, are available to support the goodwill value.
Intangible assets with a finite useful life are amortized as related benefits emerge and are reviewed periodically for indicators of impairment in value. If facts and circumstances suggest possible impairment, the sum of the estimated undiscounted future cash flows expected to result from the use of the asset is compared to the current carrying value of the asset. If the undiscounted future cash flows are less than the carrying value, an impairment loss is recognized for the excess of the carrying amount of assets over their fair value.

2. Discontinued Operations

On May 1, 2017, we sold our ownership interest in PGI LLC to PFS. PGI LLC results were reported in our Principal Global Investors segment. These are subsequently reported as discontinued operations and the results of operations have been removed from our results of continuing operations for all periods presented. Additionally, inter-segment eliminations associated with PGI LLC are reported as discontinued operations and have been removed from our results of continuing operations for all periods presented. PGI LLC continues to provide asset management services for us.
The assets and liabilities of the discontinued operations, which reflect the net impact of discontinuing PGI LLC and associated inter-segment eliminations, were as follows:

December 31, 2016
(in millions)
Assets
Total investments	$21.0
Cash and cash equivalents	343.4
Premiums due and other receivables	63.9
Property and equipment	11.1
Goodwill	152.4
Other intangibles	97.8
Other assets	(19.7)
Total assets	$669.9

Liabilities
Income taxes currently payable	$(0.4)
Deferred income taxes	18.6
Other liabilities	340.9
Total liabilities	$359.1

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

Operating results of the discontinued operations, which reflect the net impact of discontinuing PGI LLC and associated inter-segment eliminations, were as follows:

	For the year ended December 31,
	2017	2016	2015
	(in millions)
Revenues
Fees and other revenues	$155.9	$513.3	$489.2
Net investment income	42.7	119.4	113.5
Net realized capital gains	1.8	1.6	1.2
Total revenues	200.4	634.3	603.9
Expenses
Operating expenses	148.5	429.5	417.3
Total expenses	148.5	429.5	417.3
Income before income taxes	51.9	204.8	186.6
Income taxes	14.9	73.2	67.0
Income from discontinued operations	37.0	131.6	119.6
Income from discontinued operations attributable to
noncontrolling interest	1.5	4.1	3.8
Income from discontinued operations attributable to parent	$35.5	$127.5	$115.8

3. Related Party Transactions

Expense Reimbursements

We have entered into various related party transactions with our ultimate parent and its other affiliates. During the years ended December 31, 2017, 2016 and 2015, we received $431.9 million, $272.7 million and $266.7 million, respectively, of expense reimbursements from affiliated entities.

Cash Advance Agreement

We and our direct parent, PFS, are parties to a cash advance agreement, which allows us, collectively, to pool our available cash in order to more efficiently and effectively invest our cash. The cash advance agreement allows (i) us to advance cash to PFS in aggregate principal amounts not to exceed $1.0 billion, with such advanced amounts earning interest at the daily 30-day LIBOR rate (the “Internal Crediting Rate”); and (ii) PFS to advance cash to us in aggregate principal amounts not to exceed $1.0 billion, with such advance amounts paying interest at the Internal Crediting Rate plus 10 basis points to reimburse PFS for the costs incurred in maintaining short-term investing and borrowing programs. Under this cash advance agreement, we had a receivable from PFS of $313.0 million and $113.0 million as of December 31, 2017 and 2016, respectively, and earned interest of $1.7 million, $0.7 million and $0.0 million during 2017, 2016 and 2015, respectively.

Debt
We have short-term affiliated debt with our parent. See Note 11, Debt, for additional information.

Reinsurance

We and an affiliated entity, Principal National Life Insurance Company, are parties to a reinsurance agreement to reinsure certain life insurance business. Under this agreement, we had an assumed reinsurance liability of $2,975.3 million and $2,517.8 million as of December 31, 2017 and 2016, respectively. In addition, we recognized premiums and other fees of $498.9 million, $404.3 million and $337.4 million for the years ended December 31, 2017, 2016 and 2015, respectively, associated with this agreement. Furthermore, we recognized expenses of $700.3 million, $565.0 million and $493.6 million for the years ended December 31, 2017, 2016 and 2015, respectively, associated with this agreement.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

Sale of Subsidiaries

On May 1, 2017, we sold our ownership interest in PGI LLC to PFS as part of a common control transaction. Accordingly, no gain or loss was recognized on the sale and the amount received in excess of book value was recorded in additional paid-in capital. We received $1,068.4 million in cash and a $300.0 million 10-year note from PFS, with the note balance approximating the carrying value of PGI LLC. The note bears interest at 2.885% with semi-annual principal and interest payments due in May and November each year. Subsequent to the sale, we paid an extraordinary dividend of $1,068.4 million to PFS with the cash proceeds received from the sale.

During 2015, we sold our ownership interests in PGI Finisterre Holding Company Ltd., Finisterre Holdings Limited, Finisterre Capital LLP, PGI Origin Holding Company Ltd. and Origin Asset Management LLP to PFS. We received a $156.0 million 10-year note from PFS for the carrying value of those subsidiaries. The note bears interest at 2.87% with semi-annual principal and interest payments due in February and August each year.

Our ultimate parent, PFG, is a guarantor of both notes received from PFS. We recorded interest income of $9.4 million, $6.0 million and less than $0.1 million for the years ended December 31, 2017, 2016 and 2015, respectively.

Following the sale of our ownership of PGI LLC, it continues to provide asset management services for us. We recognized $65.7 million of asset management fee expense for the year ended December 31, 2017. Prior to the sale of PGI LLC, these expenses were eliminated upon consolidation.

Distribution of Affiliated Products

We receive commission fees, distribution fees and service fees from Principal Securities, Inc. and Principal Management Corporation ("PMC") for distributing proprietary products on their behalf. PMC merged into PGI LLC following the sale of PGI LLC to PFS. Furthermore, we receive management and administrative fees for investments our products hold in the Principal Mutual Funds and Principal Variable Contracts. Fees and other revenues associated with these fees were $433.8 million, $409.0 million and $446.1 million for the years ended December 31, 2017, 2016 and 2015, respectively. In addition, we pay commission expense to affiliated registered representatives within Principal Securities, Inc. to sell proprietary products. Commission expense was $84.8 million, $58.8 million and $64.4 million for the years ended December 31, 2017, 2016 and 2015, respectively.

Benefit Plans

Effective December 2016, PFG became the sponsor of the qualified defined contribution plans for both employees and individual field agents. Prior to December 2016, Principal Life was the sponsor of these plans. We were allocated plan expenses from PFG of $31.6 million during 2017 and $3.8 million during 2016 after the change in sponsorship was effective. See Note 13, Employee and Agent Benefits, for further details.

Effective December 2016, PFG also became the sponsor of the nonqualified deferred compensation plans for select employees and individual field agents. Prior to December 2016, Principal Life was the sponsor of these plans. We were allocated plan expenses from PFG of $2.4 million during 2017 and $0.3 million during 2016 after the change in sponsorship was effective. See Note 13, Employee and Agent Benefits, for further details.

In connection with the change in sponsorships in December 2016, we transferred $227.5 million of assets to PFG and PFG assumed $225.5 million of liabilities from us. In addition, deferred tax assets of $72.5 million were transferred to PFG from us associated with the defined contribution and deferred compensation plan sponsorship changes.

Effective January 2016, PFG became the sponsor of the post-65 retiree medical plan for both employees and individual field agents. Prior to January 2016, we were the sponsor of this plan. In connection with the change in sponsorship, we transferred a $4.1 million net postretirement benefit asset for the overfunded status of the plans to PFG. See Note 13, Employee and Agent Benefits, for further details.

PFG is the sponsor of the defined benefit pension plans for both employees and individual field agents. We were allocated $48.4 million, $48.4 million and $74.1 million of pension expense from PFG during 2017, 2016 and 2015, respectively. See Note 13, Employee and Agent Benefits, for further details.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

Other Agreements

Pursuant to certain regulatory requirements or otherwise in the ordinary course of business, we guarantee certain payments of our affiliates and have agreements with affiliates to provide and/or receive management, administrative and other services, all of which, individually and in the aggregate, are immaterial to our business, financial condition and net income.

4. Goodwill and Other Intangible Assets

Goodwill

The changes in the carrying amount of goodwill reported in our segments were as follows:

	Retirement	U.S.
	and Income	Insurance
	Solutions	Solutions	Consolidated
	(in millions)
Balance as of December 31, 2016	$18.7	$56.4	$75.1

Balance as of December 31, 2017	$18.7	$56.4	$75.1

Finite Lived Intangible Assets

Amortized intangible assets that continue to be subject to amortization over a weighted average remaining expected life of 15 years were as follows:

	December 31,
	2017	2016
	(in millions)
Gross carrying value	$41.4	$41.4
Accumulated amortization	16.6	14.0
Net carrying value	$24.8	$27.4

During 2017, 2016 and 2015, we fully amortized finite lived intangible assets of $0.0 million, $0.0 million and $0.5 million, respectively.
The amortization expense for intangible assets with finite useful lives was $2.6 million, $1.7 million and $1.8 million for 2017, 2016 and 2015, respectively. As of December 31, 2017, the estimated amortization expense for the next five years is as follows (in millions):

Year ending December 31:
2018	$2.6
2019	2.5
2020	2.5
2021	2.4
2022	2.3

5. Variable Interest Entities

We have relationships with various types of entities which may be VIEs. Certain VIEs are consolidated in our financial results. See Note 1, Nature of Operations and Significant Accounting Policies, under the caption “Consolidation” for further details of our consolidation accounting policies. We did not provide financial or other support to investees designated as VIEs for the periods ended December 31, 2017 and December 31, 2016.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

Adoption of New Consolidation Guidance

Both the variable interest and voting interest consolidation models were changed under authoritative guidance effective January 1, 2016. The guidance eliminated the investment company deferral for portions of the variable interest model. Prior to January 1, 2016, the primary beneficiary of an investment company VIE was the enterprise who absorbed the majority of the entity’s expected losses, received a majority of the expected residual returns or both. The new guidance requires all VIEs to be assessed under one method to determine the primary beneficiary.

The determination of whether interests in limited partnerships and similar entities are VIEs or VOEs has also changed under the pronouncement, by requiring evaluation of the equity holders’ rights to determine if they have the power to direct the entity’s most significant activities through substantive kick-out rights or participating rights. Limited partnerships and similar entities without these rights are VIEs.

We adopted the guidance using the modified retrospective approach effective January 1, 2016. Under the modified retrospective approach, the cumulative effect of initially applying the new guidance is recognized as of the date of initial application, and comparative periods are not restated. The changes resulting from the adoption were:

•
We invest in partnerships and other funds. Prior to new accounting guidance certain of these investments were VOEs. Upon adoption of new accounting guidance, some of these investments are now considered VIEs. We are not the primary beneficiary of these VIEs.

•
We provide asset management and other services to certain investment structures for which we earn performance-based management fees. These structures were considered VIEs prior to new accounting guidance, and we had a variable interest. We were not the primary beneficiary of these entities as we did not have the obligation to absorb losses or the right to receive benefits of the entities that could be potentially significant to the VIE. Subsequent to new accounting guidance, we no longer consider our fees a variable interest for those investment structures where our fees are deemed to be commensurate with the services provided, consistent with fees for similar services negotiated at arms-length, and we do not have additional interests in the entity that would absorb a significant amount of the entity’s expected losses and expected residual returns of the entity.

Consolidated Variable Interest Entities

Grantor Trusts

We contributed undated subordinated floating rate notes to three grantor trusts. The trusts separated their cash flows by issuing an interest-only certificate and a residual certificate related to each note contributed. Each interest-only certificate entitles the holder to interest on the stated note for a specified term, while the residual certificate entitles the holder to interest payments subsequent to the term of the interest-only certificate and to all principal payments. We retained the interest-only certificates and the residual certificates were subsequently sold to third parties. We determined these grantor trusts are VIEs due to insufficient equity to sustain them. We determined we are the primary beneficiary as a result of our contribution of securities into the trusts and our significant continuing interest in the trusts.

Collateralized Private Investment Vehicles

We invest in synthetic and cash collateralized debt obligations, collateralized bond obligations, collateralized loan obligations and other collateralized structures, which are VIEs due to insufficient equity to sustain the entities (collectively known as "collateralized private investment vehicles"). The performance of the notes of these synthetic structures is primarily linked to a synthetic portfolio by derivatives; each note has a specific loss attachment and detachment point. The notes and related derivatives are collateralized by a pool of permitted investments. The investments are held by a trustee and can only be liquidated to settle obligations of the trusts. These obligations primarily include derivatives and the notes due at maturity or termination of the trusts. We determined we were the primary beneficiary for one of these synthetic entities because we acted as the investment manager of the underlying portfolio and we had the power to make decisions and to receive benefits and the obligation to absorb losses that could be potentially significant to the VIE. This synthetic entity matured in the first quarter of 2017.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

Commercial Mortgage-Backed Securities

We sold commercial mortgage loans to a real estate mortgage investment conduit trust. The trust issued various commercial mortgage-backed securities ("CMBS") certificates using the cash flows of the underlying commercial mortgages it purchased. This is considered a VIE due to insufficient equity to sustain itself. We determined we are the primary beneficiary as we retained the special servicing role for the assets within the trust as well as the ownership of the bond class that controls the unilateral kick-out rights of the special servicer.

Real Estate

We invest in several real estate limited partnerships and limited liability companies. The entities invest in real estate properties. Certain of these entities are VIEs based on the combination of our significant economic interest and related voting rights. We determined we are the primary beneficiary as a result of our power to control the entities through our significant ownership. Due to the nature of these real estate investments, the investment balance will fluctuate as we purchase and sell interests in the entities and as capital expenditures are made to improve the underlying real estate.

Assets and Liabilities of Consolidated Variable Interest Entities

The carrying amounts of our consolidated VIE assets, which can only be used to settle obligations of consolidated VIEs, and liabilities of consolidated VIEs for which creditors do not have recourse were as follows:

	December 31, 2017		December 31, 2016
	Total	Total	Total	Total
	assets	liabilities	assets	liabilities
	(in millions)
Grantor trusts (1)	$268.8	$253.2	$233.3	$212.3
Collateralized private investment vehicle (2)	—	—	82.4	61.5
CMBS	9.4	—	12.5	—
Real estate (3)	387.1	19.5	329.2	26.8
Total	$665.3	$272.7	$657.4	$300.6

(1)
The assets of grantor trusts are primarily fixed maturities, available-for-sale. The liabilities are primarily other liabilities that reflect an embedded derivative of the forecasted transaction to deliver the underlying securities.

(2)
The assets of the collateralized private investment vehicle were primarily fixed maturities, trading. The liabilities included derivative liabilities and an obligation to redeem notes at maturity or termination of the trusts, which were reported in other liabilities.

(3)	The assets of the real estate VIEs primarily include real estate, other investments and cash. Liabilities primarily include other liabilities.

Unconsolidated Variable Interest Entities

Invested Securities

We hold a variable interest in a number of VIEs where we are not the primary beneficiary. Our investments in these VIEs are reported in fixed maturities, available-for-sale; fixed maturities, trading and other investments in the consolidated statements of financial position and are described below.

Unconsolidated VIEs include certain CMBS, residential mortgage-backed pass-through securities ("RMBS") and other asset-backed securities (“ABS”). All of these entities were deemed VIEs because the equity within these entities is insufficient to sustain them. We determined we are not the primary beneficiary in the entities within these categories of investments. This determination was based primarily on the fact we do not own the class of security that controls the unilateral right to replace the special servicer or equivalent function.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

As previously discussed, we invest in several types of collateralized private investment vehicles that are VIEs. These include synthetic and cash structures that we do not manage. We have determined we are not the primary beneficiary of these collateralized private investment vehicles primarily because we do not control the economic performance of the entities and were not involved with the design of the entities.

We have invested in various VIE trusts and similar entities as a debt holder. Most of these entities are classified as VIEs due to insufficient equity to sustain them. In addition, we have an entity classified as a VIE based on the combination of our significant economic interest and lack of voting rights. We have determined we are not the primary beneficiary primarily because we do not control the economic performance of the entities and were not involved with the design of the entities.

We have invested in partnerships and other funds, which are classified as VIEs. The entities are VIEs as equity holders lack the power to control the most significant activities of the entities because the equity holders do not have either the ability by a simple majority to exercise substantive kick-out rights or substantive participating rights. We have determined we are not the primary beneficiary because we do not have the power to direct the most significant activities of the entities.

The carrying value and maximum loss exposure for our unconsolidated VIEs were as follows:

		Maximum exposure to
	Asset carrying value	loss (1)
	(in millions)
December 31, 2017
Fixed maturities, available-for-sale:
Corporate	$244.2	$224.5
Residential mortgage-backed pass-through securities	2,512.7	2,483.7
Commercial mortgage-backed securities	3,667.0	3,692.6
Collateralized debt obligations	1,359.3	1,372.1
Other debt obligations	5,634.2	5,633.1
Fixed maturities, trading:
Residential mortgage-backed pass-through securities	14.7	14.7
Other investments:
Other limited partnership and fund interests	668.5	1,149.1

December 31, 2016
Fixed maturities, available-for-sale:
Corporate	$368.4	$298.6
Residential mortgage-backed pass-through securities	2,822.6	2,786.8
Commercial mortgage-backed securities	4,060.2	4,116.2
Collateralized debt obligations	758.1	779.6
Other debt obligations	5,021.0	5,033.6
Fixed maturities, trading:
Residential mortgage-backed pass-through securities	19.9	19.9
Collateralized debt obligations	10.6	10.6
Other investments:
Other limited partnership and fund interests	612.0	1,012.6

(1)
Our risk of loss is limited to our initial investment measured at amortized cost for fixed maturities, available-for-sale. Our risk of loss is limited to our investment measured at fair value for our fixed maturities, trading. Our risk of loss is limited to our carrying value plus any unfunded commitments and/or guarantees for our other investments. Unfunded commitments are not liabilities on our consolidated statements of financial position because we are only required to fund additional equity when called upon to do so by the general partner or investment manager.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

6. Investments

Fixed Maturities and Equity Securities

The amortized cost, gross unrealized gains and losses, other-than-temporary impairments in AOCI and fair value of fixed maturities and equity securities available-for-sale were as follows:

					Other-than-
		Gross	Gross		temporary
	Amortized	unrealized	unrealized		impairments in
	cost	gains	losses	Fair value	AOCI (1)
	(in millions)
December 31, 2017
Fixed maturities, available-for-sale:
U.S. government and agencies	$1,281.0	$44.3	$7.6	$1,317.7	$—
Non-U.S. governments	492.1	37.3	1.1	528.3	—
States and political subdivisions	6,404.4	369.2	15.9	6,757.7	—
Corporate	31,555.2	2,113.9	79.9	33,589.2	0.6
Residential mortgage-backed pass-through securities	2,483.8	50.2	21.3	2,512.7	—
Commercial mortgage-backed securities	3,692.6	32.3	57.9	3,667.0	50.6
Collateralized debt obligations	1,372.1	2.7	15.5	1,359.3	0.3
Other debt obligations	5,696.1	41.9	40.5	5,697.5	41.9
Total fixed maturities, available-for-sale	$52,977.3	$2,691.8	$239.7	$55,429.4	$93.4
Total equity securities, available-for-sale	$93.2	$6.3	$5.4	$94.1
December 31, 2016
Fixed maturities, available-for-sale:
U.S. government and agencies	$1,398.1	$17.2	$10.7	$1,404.6	$—
Non-U.S. governments	475.0	71.7	4.6	542.1	—
States and political subdivisions	5,431.6	190.8	86.8	5,535.6	1.1
Corporate	29,873.9	1,523.4	321.3	31,076.0	13.9
Residential mortgage-backed pass-through securities	2,786.8	66.4	30.6	2,822.6	—
Commercial mortgage-backed securities	4,116.2	31.0	87.0	4,060.2	77.5
Collateralized debt obligations	779.6	2.8	24.3	758.1	0.3
Other debt obligations	5,065.7	37.1	49.8	5,053.0	50.3
Total fixed maturities, available-for-sale	$49,926.9	$1,940.4	$615.1	$51,252.2	$143.1
Total equity securities, available-for-sale	$103.7	$3.5	$10.9	$96.3

(1)
Excludes $103.0 million and $119.5 million as of December 31, 2017 and December 31, 2016, respectively, of net unrealized gains on impaired fixed maturities, available-for-sale related to changes in fair value subsequent to the impairment date, which are included in gross unrealized gains and gross unrealized losses.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

The amortized cost and fair value of fixed maturities available-for-sale as of December 31, 2017, by expected maturity, were as follows:

	Amortized cost	Fair value
	(in millions)
Due in one year or less	$2,599.3	$2,616.0
Due after one year through five years	11,044.4	11,336.9
Due after five years through ten years	9,544.1	9,857.9
Due after ten years	16,544.9	18,382.1
Subtotal	39,732.7	42,192.9
Mortgage-backed and other asset-backed securities	13,244.6	13,236.5
Total	$52,977.3	$55,429.4

Actual maturities may differ because borrowers may have the right to call or prepay obligations. Our portfolio is diversified by industry, issuer and asset class. Credit concentrations are managed to established limits.

Net Investment Income

Major components of net investment income were as follows:

	For the year ended December 31,
	2017	2016	2015
	(in millions)
Fixed maturities, available-for-sale	$2,143.2	$2,048.6	$1,923.4
Fixed maturities, trading	4.3	11.1	10.8
Equity securities, available-for-sale	5.4	5.4	5.6
Equity securities, trading	—	11.5	9.7
Mortgage loans	563.5	530.2	523.3
Real estate	129.1	127.7	96.6
Policy loans	40.5	41.3	41.4
Cash and cash equivalents	12.0	5.5	2.0
Derivatives (1)	(3.2)	(36.1)	(66.6)
Other	96.6	113.4	72.3
Total	2,991.4	2,858.6	2,618.5
Investment expenses	(157.7)	(192.5)	(179.9)
Net investment income	$2,833.7	$2,666.1	$2,438.6

(1) Relates to periodic settlements of derivatives used in fair value and cash flow hedges of fixed maturities, available-for-
sale. See Note 7, Derivative Financial Instruments, for further details.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

Net Realized Capital Gains and Losses

Major components of net realized capital gains (losses) on investments were as follows:

	For the year ended December 31,
	2017	2016	2015
	(in millions)
Fixed maturities, available-for-sale:
Gross gains	$10.3	$56.6	$17.0
Gross losses	(22.7)	(22.4)	(4.3)
Net impairment losses	(79.6)	(95.1)	(30.3)
Hedging, net	(28.5)	(37.9)	(58.3)
Fixed maturities, trading	1.4	(4.6)	(7.1)
Equity securities, available-for-sale:
Net impairment (losses) recoveries	(0.1)	(1.7)	0.3
Equity securities, trading	(1.3)	(5.3)	(8.2)
Mortgage loans	9.2	4.4	(0.8)
Derivatives	(195.8)	198.8	82.5
Other	679.1	5.1	(18.0)
Net realized capital gains (losses)	$372.0	$97.9	$(27.2)

Proceeds from sales of investments (excluding call and maturity proceeds) in fixed maturities, available-for-sale were $1,149.8 million, $1,370.0 million and $1,059.6 million in 2017, 2016 and 2015, respectively.

Other-Than-Temporary Impairments

We have a process in place to identify fixed maturity and equity securities that could potentially have an impairment that is other than temporary. This process involves monitoring market events that could impact issuers’ credit ratings, business climate, management changes, litigation and government actions and other similar factors. This process also involves monitoring late payments, pricing levels, downgrades by rating agencies, key financial ratios, financial statements, revenue forecasts and cash flow projections as indicators of credit issues.

Each reporting period, all securities are reviewed to determine whether an other-than-temporary decline in value exists and whether losses should be recognized. We consider relevant facts and circumstances in evaluating whether a credit or interest rate-related impairment of a security is other than temporary. Relevant facts and circumstances considered include: (1) the extent and length of time the fair value has been below cost; (2) the reasons for the decline in value; (3) the financial position and access to capital of the issuer, including the current and future impact of any specific events; (4) for structured securities, the adequacy of the expected cash flows; (5) for fixed maturities, our intent to sell a security or whether it is more likely than not we will be required to sell the security before the recovery of its amortized cost which, in some cases, may extend to maturity and (6) for equity securities, our ability and intent to hold the security for a period of time that allows for the recovery in value. To the extent we determine a security is deemed to be other than temporarily impaired, an impairment loss is recognized.

Impairment losses on equity securities are recognized in net income and are measured as the difference between amortized cost and fair value. The way in which impairment losses on fixed maturities are recognized in the financial statements is dependent on the facts and circumstances related to the specific security. If we intend to sell a security or it is more likely than not that we would be required to sell a security before the recovery of its amortized cost, we recognize an other-than-temporary impairment in net income for the difference between amortized cost and fair value. If we do not expect to recover the amortized cost basis, we do not plan to sell the security and if it is not more likely than not that we would be required to sell a security before the recovery of its amortized cost, the recognition of the other-than-temporary impairment is bifurcated. We recognize the credit loss portion in net income and the noncredit loss portion in OCI (“bifurcated OTTI”).

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

Total other-than-temporary impairment losses, net of recoveries from the sale of previously impaired securities, were as follows:

	For the year ended December 31,
	2017	2016	2015
	(in millions)
Fixed maturities, available-for-sale	$(29.9)	$(92.0)	$(1.1)
Equity securities, available-for-sale	(0.1)	(1.7)	0.3
Total other-than-temporary impairment losses, net of recoveries from
the sale of previously impaired securities	(30.0)	(93.7)	(0.8)
Other-than-temporary impairment losses on fixed maturities,
available-for-sale reclassified from OCI (1)	(49.7)	(3.1)	(29.2)
Net impairment losses on available-for-sale securities	$(79.7)	$(96.8)	$(30.0)

(1) Represents the net impact of (a) gains resulting from reclassification of noncredit impairment losses for fixed maturities with bifurcated OTTI from net realized capital gains (losses) to OCI and (b) losses resulting from reclassification of previously recognized noncredit impairment losses from OCI to net realized capital gains (losses) for fixed maturities with bifurcated OTTI that had additional credit losses or fixed maturities that previously had bifurcated OTTI that have now been sold or are intended to be sold.

We estimate the amount of the credit loss component of a fixed maturity security impairment as the difference between amortized cost and the present value of the expected cash flows of the security. The present value is determined using the best estimate cash flows discounted at the effective interest rate implicit to the security at the date of purchase or the current yield to accrete an asset-backed or floating rate security. The methodology and assumptions for establishing the best estimate cash flows vary depending on the type of security. The ABS cash flow estimates are based on security specific facts and circumstances that may include collateral characteristics, expectations of delinquency and default rates, loss severity and prepayment speeds and structural support, including subordination and guarantees. The corporate security cash flow estimates are derived from scenario-based outcomes of expected corporate restructurings or liquidations using bond specific facts and circumstances including timing, security interests and loss severity.

The following table provides a rollforward of accumulated credit losses for fixed maturities with bifurcated credit losses. The purpose of the table is to provide detail of (1) additions to the bifurcated credit loss amounts recognized in net realized capital gains (losses) during the period and (2) decrements for previously recognized bifurcated credit losses where the loss is no longer bifurcated and/or there has been a positive change in expected cash flows or accretion of the bifurcated credit loss amount.

	For the year ended December 31,
	2017	2016	2015
	(in millions)
Beginning balance	$(134.7)	$(128.0)	$(140.3)
Credit losses for which an other-than-temporary impairment was
not previously recognized	(15.0)	(41.9)	(6.1)
Credit losses for which an other-than-temporary impairment was
previously recognized	(42.5)	(31.7)	(13.8)
Reduction for credit losses previously recognized on fixed maturities
now sold, paid down or intended to be sold	57.9	60.5	24.7
Net reduction for positive changes in cash flows expected
to be collected and amortization (1)	10.0	6.4	7.5
Ending balance	$(124.3)	$(134.7)	$(128.0)

(1) Amounts are recognized in net investment income.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

Gross Unrealized Losses for Fixed Maturities and Equity Securities

For fixed maturities and equity securities available-for-sale with unrealized losses, including other-than-temporary impairment losses reported in OCI, the gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position were as follows:

	December 31, 2017
	Less than		Greater than or
	twelve months		equal to twelve months		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
	value	losses	value	losses	value	losses
	(in millions)
Fixed maturities, available-for-sale:
U.S. government and agencies	$279.4	$2.1	$180.9	$5.5	$460.3	$7.6
Non-U.S. governments	65.2	0.8	12.6	0.3	77.8	1.1
States and political subdivisions	717.1	5.0	437.7	10.9	1,154.8	15.9
Corporate	3,487.5	27.5	1,527.0	52.4	5,014.5	79.9
Residential mortgage-backed pass-
through securities	354.4	2.0	734.5	19.3	1,088.9	21.3
Commercial mortgage-backed
securities	1,332.4	19.9	811.2	38.0	2,143.6	57.9
Collateralized debt obligations	460.9	2.1	38.3	13.4	499.2	15.5
Other debt obligations	2,664.0	16.0	956.4	24.5	3,620.4	40.5
Total fixed maturities, available-for-sale	$9,360.9	$75.4	$4,698.6	$164.3	$14,059.5	$239.7
Total equity securities, available-for-sale	$—	$—	$40.4	$5.4	$40.4	$5.4

Of the available-for-sale fixed maturities within our consolidated portfolio in a gross unrealized loss position, 97% were investment grade (rated AAA through BBB-) with an average price of 98 (carrying value/amortized cost) as of December 31, 2017. Gross unrealized losses in our fixed maturities portfolio decreased during the year ended December 31, 2017, primarily due to tightening of credit spreads.

For those securities that had been in a continuous unrealized loss position for less than twelve months, our consolidated portfolio held 1,209 securities reflecting an average price of 99 as of December 31, 2017. Of this portfolio, 98% was investment grade (rated AAA through BBB-) as of December 31, 2017, with associated unrealized losses of $71.5 million. The unrealized losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.
For those securities that had been in a continuous unrealized loss position greater than or equal to twelve months, our consolidated portfolio held 775 securities reflecting an average price of 97 and an average credit rating of AA- as of December 31, 2017. The corporate sector accounted for $52.2 million in unrealized losses with an average price of 97 and an average credit rating of BBB+. The remaining unrealized losses also included $38.1 million within the commercial mortgage-backed securities sector with an average price of 96 and an average credit rating of AA+. The unrealized losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.

Because we expected to recover our amortized cost, it was not our intent to sell the fixed maturity available-for-sale securities with unrealized losses and it was not more likely than not that we would be required to sell these securities before recovery of the amortized cost, which may be maturity, we did not consider these investments to be other-than-temporarily impaired as of December 31, 2017.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

	December 31, 2016
	Less than		Greater than or
	twelve months		equal to twelve months		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
	value	losses	value	losses	value	losses
	(in millions)
Fixed maturities, available-for-sale:
U.S. government and agencies	$555.3	$10.7	$8.2	$—	$563.5	$10.7
Non-U.S. governments	159.2	4.6	—	—	159.2	4.6
States and political subdivisions	2,222.1	86.3	4.8	0.5	2,226.9	86.8
Corporate	6,243.6	179.4	1,156.5	141.9	7,400.1	321.3
Residential mortgage-backed pass-
through securities	1,265.6	29.8	16.0	0.8	1,281.6	30.6
Commercial mortgage-backed
securities	1,615.6	40.1	612.5	46.9	2,228.1	87.0
Collateralized debt obligations	265.7	0.9	195.6	23.4	461.3	24.3
Other debt obligations	2,222.3	32.8	375.9	17.0	2,598.2	49.8
Total fixed maturities, available-for-sale	$14,549.4	$384.6	$2,369.5	$230.5	$16,918.9	$615.1
Total equity securities, available-for-sale	$18.2	$0.4	$35.4	$10.5	$53.6	$10.9

Of the available-for-sale fixed maturities within our consolidated portfolio in a gross unrealized loss position, 94% were investment grade (rated AAA through BBB-) with an average price of 96 (carrying value/amortized cost) as of December 31, 2016. Gross unrealized losses in our fixed maturities portfolio decreased during the year ended December 31, 2016, primarily due to tightening of credit spreads, partially offset by an increase in interest rates.

For those securities that had been in a continuous unrealized loss position for less than twelve months, our consolidated portfolio held 1,911 securities reflecting an average price of 97 as of December 31, 2016. Of this portfolio, 98% was investment grade (rated AAA through BBB-) as of December 31, 2016, with associated unrealized losses of $374.1 million. The unrealized losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.
For those securities that had been in a continuous unrealized loss position greater than or equal to twelve months, our consolidated portfolio held 453 securities reflecting an average price of 91 and an average credit rating of A- as of December 31, 2016. The corporate sector accounted for $141.9 million in unrealized losses with an average price of 89 and an average credit rating of BBB-. The remaining unrealized losses consisted primarily of $46.9 million within the commercial mortgage-backed securities sector with an average price of 93 and an average credit rating of AA-. The unrealized losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.

Because we expected to recover our amortized cost, it was not our intent to sell the fixed maturity available-for-sale securities with unrealized losses and it was not more likely than not that we would be required to sell these securities before recovery of the amortized cost, which may be maturity, we did not consider these investments to be other-than-temporarily impaired as of December 31, 2016.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

Net Unrealized Gains and Losses on Available-for-Sale Securities and Derivative Instruments

The net unrealized gains and losses on investments in available-for-sale securities, the noncredit component of impairment losses on fixed maturities available-for-sale and the net unrealized gains and losses on derivative instruments in cash flow hedge relationships are reported as separate components of stockholder’s equity. The cumulative amount of net unrealized gains and losses on available-for-sale securities and derivative instruments in cash flow hedge relationships net of adjustments related to DAC and related actuarial balances and applicable income taxes was as follows:

	December 31, 2017	December 31, 2016
	(in millions)
Net unrealized gains on fixed maturities, available-for-sale (1)	$2,524.4	$1,387.7
Noncredit component of impairment losses on fixed maturities, available-for-sale	(93.4)	(143.1)
Net unrealized gains (losses) on equity securities, available-for-sale	0.9	(7.4)
Adjustments for assumed changes in amortization patterns	(150.6)	(121.9)
Adjustments for assumed changes in policyholder liabilities	(397.2)	(237.0)
Net unrealized gains on derivative instruments	123.7	212.8
Net unrealized gains (losses) on equity method subsidiaries and noncontrolling
interest adjustments	(21.9)	29.0
Provision for deferred income taxes	(658.2)	(390.6)
Net unrealized gains on available-for-sale securities and derivative instruments	$1,327.7	$729.5

(1)	Excludes net unrealized gains (losses) on fixed maturities, available-for-sale included in fair value hedging relationships.

Mortgage Loans

Mortgage loans consist of commercial and residential mortgage loans. We evaluate risks inherent in our commercial mortgage loans in two classes: (1) brick and mortar property loans, including mezzanine loans, where we analyze the property's rent payments as support for the loan, and (2) credit tenant loans (“CTL”), where we rely on the credit analysis of the tenant for the repayment of the loan. We evaluate risks inherent in our residential mortgage loan portfolio in two classes: (1) home equity mortgages and (2) first lien mortgages. The carrying amount of our mortgage loan portfolio was as follows:

	December 31, 2017	December 31, 2016
	(in millions)
Commercial mortgage loans	$12,755.2	$11,992.1
Residential mortgage loans	729.1	697.5
Total amortized cost	13,484.3	12,689.6

Valuation allowance	(32.2)	(44.5)
Total carrying value	$13,452.1	$12,645.1

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

We periodically purchase mortgage loans as well as sell mortgage loans we have originated. Mortgage loans purchased and sold were as follows:

	For the year ended December 31,
	2017	2016	2015
	(in millions)
Commercial mortgage loans:
Purchased	$44.4	$120.5	$194.7
Residential mortgage loans:
Purchased	276.5	242.9	227.3
Sold	89.3	—	—

Our commercial mortgage loan portfolio consists primarily of non-recourse, fixed rate mortgages on stabilized properties. Our commercial mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

	December 31, 2017		December 31, 2016
	Amortized	Percent	Amortized	Percent
	cost	of total	cost	of total
	($ in millions)
Geographic distribution
New England	$593.2	4.6%	$533.2	4.4%
Middle Atlantic	3,630.7	28.5	3,324.0	27.7
East North Central	677.2	5.3	654.5	5.5
West North Central	175.1	1.4	185.9	1.6
South Atlantic	2,330.2	18.3	2,193.6	18.3
East South Central	376.4	3.0	239.8	2.0
West South Central	1,074.6	8.4	1,213.4	10.1
Mountain	1,041.9	8.2	934.7	7.8
Pacific	2,855.9	22.3	2,713.0	22.6
Total	$12,755.2	100.0%	$11,992.1	100.0%

Property type distribution
Office	$4,711.9	36.9%	$4,428.2	36.9%
Retail	2,617.3	20.5	2,675.2	22.3
Industrial	1,885.4	14.8	1,805.8	15.1
Apartments	3,309.5	25.9	2,746.8	22.9
Hotel	131.3	1.0	261.1	2.2
Mixed use/other	99.8	0.9	75.0	0.6
Total	$12,755.2	100.0%	$11,992.1	100.0%

Our residential mortgage loan portfolio is composed of home equity mortgages with an amortized cost of $23.0 million and $165.6 million and first lien mortgages with an amortized cost of $706.1 million and $531.9 million as of December 31, 2017 and December 31, 2016, respectively. Our home equity mortgages decreased due to sales during the fourth quarter of 2017. Our residential home equity mortgages are generally second lien mortgages comprised of closed-end loans and lines of credit.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

Mortgage Loan Credit Monitoring

Commercial Credit Risk Profile Based on Internal Rating

We actively monitor and manage our commercial mortgage loan portfolio. All commercial mortgage loans are analyzed regularly and substantially all are internally rated, based on a proprietary risk rating cash flow model, in order to monitor the financial quality of these assets. The model stresses expected cash flows at various levels and at different points in time depending on the durability of the income stream, which includes our assessment of factors such as location (macro and micro markets), tenant quality and lease expirations. Our internal rating analysis presents expected losses in terms of an S&P Global (“S&P”) bond equivalent rating. As the credit risk for commercial mortgage loans increases, we adjust our internal ratings downward with loans in the category “B+ and below” having the highest risk for credit loss. Internal ratings on commercial mortgage loans are updated at least annually and potentially more often for certain loans with material changes in collateral value or occupancy and for loans on an internal “watch list”.

Commercial mortgage loans that require more frequent and detailed attention than other loans in our portfolio are identified and placed on an internal “watch list”. Among the criteria that would indicate a potential problem are significant negative changes in ratios of loan to value or contract rents to debt service, major tenant vacancies or bankruptcies, borrower sponsorship problems, late payments, delinquent taxes and loan relief/restructuring requests.

The amortized cost of our commercial mortgage loan portfolio by credit risk, as determined by our internal rating system expressed in terms of an S&P bond equivalent rating, was as follows:

	December 31, 2017
	Brick and mortar	CTL	Total
	(in millions)
A- and above	$11,555.6	$129.2	$11,684.8
BBB+ thru BBB-	882.0	102.4	984.4
BB+ thru BB-	85.7	—	85.7
B+ and below	—	0.3	0.3
Total	$12,523.3	$231.9	$12,755.2

	December 31, 2016
	Brick and mortar	CTL	Total
	(in millions)
A- and above	$10,588.3	$158.8	$10,747.1
BBB+ thru BBB-	1,009.0	100.6	1,109.6
BB+ thru BB-	134.0	—	134.0
B+ and below	0.5	0.9	1.4
Total	$11,731.8	$260.3	$11,992.1

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

Residential Credit Risk Profile Based on Performance Status

Our residential mortgage loan portfolio is monitored based on performance of the loans. Monitoring on a residential mortgage loan increases when the loan is delinquent or earlier if there is an indication of potential impairment. We define non-performing residential mortgage loans as loans 90 days or greater delinquent or on non-accrual status.

The amortized cost of our performing and non-performing residential mortgage loans was as follows:

	December 31, 2017
	Home equity	First liens	Total
	(in millions)
Performing	$16.5	$704.2	$720.7
Non-performing	6.5	1.9	8.4
Total	$23.0	$706.1	$729.1

	December 31, 2016
	Home equity	First liens	Total
	(in millions)
Performing	$156.8	$528.5	$685.3
Non-performing	8.8	3.4	12.2
Total	$165.6	$531.9	$697.5

Non-Accrual Mortgage Loans

Commercial and residential mortgage loans are placed on non-accrual status if we have concern regarding the collectability of future payments or if a loan has matured without being paid off or extended. Factors considered may include conversations with the borrower, loss of major tenant, bankruptcy of borrower or major tenant, decreased property cash flow for commercial mortgage loans or number of days past due and other circumstances for residential mortgage loans. Based on an assessment as to the collectability of the principal, a determination is made to apply any payments received either against the principal or according to the contractual terms of the loan. When a loan is placed on non-accrual status, the accrued unpaid interest receivable is reversed against interest income. Accrual of interest resumes after factors resulting in doubts about collectability have improved.

The amortized cost of mortgage loans on non-accrual status was as follows:

	December 31, 2017	December 31, 2016
	(in millions)
Residential:
Home equity	$6.5	$8.8
First liens	1.9	3.4
Total	$8.4	$12.2

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

The aging of our mortgage loans, based on amortized cost, was as follows:

	December 31, 2017
			90 days or
	30-59 days	60-89 days	more past	Total past
	past due	past due	due	due	Current	Total loans
	(in millions)
Commercial-brick and mortar	$—	$—	$—	$—	$12,523.3	$12,523.3
Commercial-CTL	—	—	—	—	231.9	231.9
Residential-home equity	1.9	0.7	0.8	3.4	19.6	23.0
Residential-first liens	3.4	1.7	1.1	6.2	699.9	706.1
Total	$5.3	$2.4	$1.9	$9.6	$13,474.7	$13,484.3

	December 31, 2016
			90 days or
	30-59 days	60-89 days	more past	Total past
	past due	past due	due	due	Current	Total loans
	(in millions)
Commercial-brick and mortar	$—	$—	$—	$—	$11,731.8	$11,731.8
Commercial-CTL	—	—	—	—	260.3	260.3
Residential-home equity	1.9	1.1	1.4	4.4	161.2	165.6
Residential-first liens	1.5	0.8	2.2	4.5	527.4	531.9
Total	$3.4	$1.9	$3.6	$8.9	$12,680.7	$12,689.6
We did not have any mortgage loans that were 90 days or more past due and still accruing interest as of either December 31, 2017 or December 31, 2016.
Mortgage Loan Valuation Allowance
We establish a valuation allowance to provide for the risk of credit losses inherent in our portfolio. The valuation allowance includes loan specific reserves for loans that are deemed to be impaired as well as reserves for pools of loans with similar risk characteristics where a property risk or market specific risk has not been identified but for which we anticipate a loss may occur. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable we will be unable to collect all amounts due according to contractual terms of the loan agreement. When we determine a loan is impaired, a valuation allowance is established equal to the difference between the carrying amount of the mortgage loan and the estimated value reduced by the cost to sell. Estimated value is based on either the present value of the expected future cash flows discounted at the loan's effective interest rate, the loan's observable market price or fair value of the collateral. Subsequent changes in the estimated value are reflected in the valuation allowance. Amounts on loans deemed to be uncollectible are charged off and removed from the valuation allowance. The change in the valuation allowance provision is included in net realized capital gains (losses) on our consolidated statements of operations.
The valuation allowance is maintained at a level believed adequate by management to absorb estimated probable credit losses. Management's periodic evaluation and assessment of the valuation allowance adequacy is based on known and inherent risks in the portfolio, adverse situations that may affect a borrower's ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, portfolio delinquency information, underwriting standards, peer group information, current economic conditions, loss experience and other relevant factors. The evaluation of our impaired loan component is subjective, as it requires the estimation of timing and amount of future cash flows expected to be received on impaired loans.
We review our commercial mortgage loan portfolio and analyze the need for a valuation allowance for any loan that is delinquent for 60 days or more, in process of foreclosure, restructured, on the internal “watch list” or that currently has a valuation allowance. In addition to establishing allowance levels for specifically identified impaired commercial mortgage loans, management determines an allowance for all other loans in the portfolio for which historical experience and current economic conditions indicate certain losses exist. These loans are segregated by risk rating level with an estimated loss ratio applied against each risk rating level. The loss ratio is generally based upon historical loss experience for each risk rating level as adjusted for certain current environmental factors management believes to be relevant.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

For our residential mortgage loan portfolio, we separate the loans into several homogeneous pools, each of which consist of loans of a similar nature including but not limited to loans similar in collateral, term and structure and loan purpose or type. We evaluate loan pools based on aggregated risk ratings, estimated specific loss potential in the different classes of credits, and historical loss experience by pool type. We adjust these quantitative factors for qualitative factors of present conditions. Qualitative factors include items such as economic and business conditions, changes in the portfolio, value of underlying collateral and concentrations. Residential mortgage loan pools exclude loans that have been restructured or impaired, as those loans are evaluated individually.

A rollforward of our valuation allowance and ending balances of the allowance and loan balance by basis of impairment method was as follows:

	Commercial	Residential	Total
	(in millions)
For the year ended December 31, 2017
Beginning balance	$27.4	$17.1	$44.5
Provision	(1.6)	(10.5)	(12.1)
Charge-offs	—	(5.0)	(5.0)
Recoveries	—	4.8	4.8
Ending balance	$25.8	$6.4	$32.2
Allowance ending balance by basis of impairment method:
Individually evaluated for impairment	$—	$4.5	$4.5
Collectively evaluated for impairment	25.8	1.9	27.7
Allowance ending balance	$25.8	$6.4	$32.2
Loan balance by basis of impairment method:
Individually evaluated for impairment	$—	$12.3	$12.3
Collectively evaluated for impairment	12,755.2	716.8	13,472.0
Loan ending balance	$12,755.2	$729.1	$13,484.3

For the year ended December 31, 2016
Beginning balance	$27.5	$23.9	$51.4
Provision	1.4	(5.6)	(4.2)
Charge-offs	(1.5)	(4.8)	(6.3)
Recoveries	—	3.6	3.6
Ending balance	$27.4	$17.1	$44.5
Allowance ending balance by basis of impairment method:
Individually evaluated for impairment	$—	$5.9	$5.9
Collectively evaluated for impairment	27.4	11.2	38.6
Allowance ending balance	$27.4	$17.1	$44.5
Loan balance by basis of impairment method:
Individually evaluated for impairment	$—	$19.2	$19.2
Collectively evaluated for impairment	11,992.1	678.3	12,670.4
Loan ending balance	$11,992.1	$697.5	$12,689.6

For the year ended December 31, 2015
Beginning balance	$26.9	$29.1	$56.0
Provision	3.9	0.1	4.0
Charge-offs	(3.4)	(8.9)	(12.3)
Recoveries	0.1	3.6	3.7
Ending balance	$27.5	$23.9	$51.4
Allowance ending balance by basis of impairment method:
Individually evaluated for impairment	$—	$7.5	$7.5
Collectively evaluated for impairment	27.5	16.4	43.9
Allowance ending balance	$27.5	$23.9	$51.4
Loan balance by basis of impairment method:
Individually evaluated for impairment	$—	$23.1	$23.1
Collectively evaluated for impairment	11,222.4	596.9	11,819.3
Loan ending balance	$11,222.4	$620.0	$11,842.4

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

Impaired Mortgage Loans

Impaired mortgage loans are loans with a related specific valuation allowance, loans whose carrying amount has been reduced to the expected collectible amount because the impairment has been considered other than temporary or a loan modification has been classified as a troubled debt restructuring (“TDR”). Based on an assessment as to the collectability of the principal, a determination is made to apply any payments received either against the principal or according to the contractual terms of the loan. Our recorded investment in and unpaid principal balance of impaired loans along with the related loan specific allowance for losses, if any, and the average recorded investment and interest income recognized during the time the loans were impaired were as follows:

	December 31, 2017
		Unpaid
	Recorded	principal	Related
	investment	balance	allowance
	(in millions)
With no related allowance recorded:
Residential-first liens	$0.9	$0.8	$—
With an allowance recorded:
Residential-home equity	7.6	8.6	4.3
Residential-first liens	3.8	3.8	0.2
Total:
Residential	$12.3	$13.2	$4.5

	December 31, 2016
		Unpaid
	Recorded	principal	Related
	investment	balance	allowance
	(in millions)
With no related allowance recorded:
Residential-first liens	$1.5	$1.5	$—
With an allowance recorded:
Residential-home equity	13.0	14.1	5.5
Residential-first liens	4.7	4.5	0.4
Total:
Residential	$19.2	$20.1	$5.9

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

	Average
	recorded	Interest income
	investment	recognized
	(in millions)
For the year ended December 31, 2017
With no related allowance recorded:
Residential-first liens	$1.2	$—
With an allowance recorded:
Residential-home equity	10.3	0.2
Residential-first liens	4.2	0.2
Total:
Residential	$15.7	$0.4

For the year ended December 31, 2016
With no related allowance recorded:
Residential-first liens	$2.6	$—
With an allowance recorded:
Residential-home equity	13.4	0.3
Residential-first liens	5.3	0.1
Total:
Residential	$21.3	$0.4

For the year ended December 31, 2015
With no related allowance recorded:
Commercial-brick and mortar	$2.6	$—
Residential-first liens	3.5	—
With an allowance recorded:
Commercial-brick and mortar	2.2	0.1
Residential-home equity	15.1	0.4
Residential-first liens	6.1	0.2
Total:
Commercial	$4.8	$0.1
Residential	$24.7	$0.6

Mortgage Loan Modifications

Our commercial and residential mortgage loan portfolios can include loans that have been modified. We assess loan modifications on a case-by-case basis to evaluate whether a TDR has occurred. When we have commercial mortgage loan TDRs, they are modified to delay or reduce principal payments and to reduce or delay interest payments. The commercial mortgage loan modifications result in delayed cash receipts, a decrease in interest income and loan rates that are considered below market. When we have residential mortgage loan TDRs, they include modifications of interest-only payment periods, delays in principal balloon payments and interest rate reductions. Residential mortgage loan modifications result in delayed or decreased cash receipts and a decrease in interest income.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

The following table includes information about outstanding loans that were modified and met the criteria of a TDR during the periods indicated. In addition, the table includes information for loans that were modified and met the criteria of a TDR within the past twelve months that were in payment default during the periods indicated:

	For the year ended December 31, 2017
	TDRs		TDRs in payment default
	Number of	Recorded	Number of	Recorded
	contracts	investment	contracts	investment
		(in millions)		(in millions)
Residential-home equity	10	$0.5	—	$—
Residential-first liens	1	0.1	1	0.1
Total	11	$0.6	1	$0.1

	For the year ended December 31, 2016
	TDRs		TDRs in payment default
	Number of	Recorded	Number of	Recorded
	contracts	investment	contracts	investment
		(in millions)		(in millions)
Residential-home equity	9	$0.5	—	$—
Residential-first liens	1	0.1	—	—
Total	10	$0.6	—	$—

	For the year ended December 31, 2015
	TDRs		TDRs in payment default
	Number of	Recorded	Number of	Recorded
	contracts	investment	contracts	investment
		(in millions)		(in millions)
Residential-home equity	14	$0.6	2	$—
Total	14	$0.6	2	$—

Commercial mortgage loans that have been designated as a TDR have been previously reserved for in the mortgage loan valuation allowance at the estimated fair value of the underlying collateral reduced by the cost to sell.

Residential mortgage loans that have been designated as a TDR are specifically reserved for in the mortgage loan valuation allowance if losses result from the modification. Residential mortgage loans that have defaulted or have been discharged through bankruptcy are reduced to the expected collectible amount.

Real Estate

Depreciation expense on invested real estate was $55.9 million, $52.0 million and $49.3 million in 2017, 2016 and 2015, respectively. Accumulated depreciation was $451.3 million and $450.2 million as of December 31, 2017 and 2016, respectively.

Real Estate Transactions

In September 2017, we entered an exchange agreement to exit certain real estate joint ventures. The transaction resulted in us transferring our interest in certain real estate properties in exchange for our joint venture partner’s interest in certain other real estate properties. In a subsequent transaction we sold certain of these real estate properties to a third party. Both transactions closed in September 2017.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

In September 2017, we recognized a net pre-tax realized capital gain of $690.9 million (net after-tax realized capital gain of $410.8 million) as a result of these transactions. The following consolidated statement of financial position line items were most significantly impacted by the transactions, each having a net increase as of September 30, 2017, (in millions):

Real estate	$293.4
Other investments	222.4
Cash and cash equivalents	219.6
Long-term debt	49.4
Income taxes currently payable	179.1
Deferred income taxes	101.0

Other Investments

Other investments include interests in unconsolidated entities, joint ventures and partnerships and properties owned jointly with venture partners and operated by the partners. Such investments are generally accounted for using the equity method. In applying the equity method, we record our share of income or loss reported by the equity investees in net investment income. Summarized financial information for these unconsolidated entities was as follows:

		December 31,
		2017	2016
		(in millions)
Total assets		$53,906.3	$53,082.5
Total liabilities		9,710.2	10,050.8
Total equity		$44,196.1	$43,031.7
Net investment in unconsolidated entities		$709.5	$444.1

	For the year ended December 31,
	2017	2016	2015
	(in millions)
Total revenues	$6,561.9	$5,982.3	$7,276.0
Net income	3,319.6	2,220.0	4,089.3
Our share of net income of unconsolidated entities	83.3	91.7	56.2

Derivative assets are carried at fair value and reported as a component of other investments. Certain investment funds are also carried at fair value and reported as a component of other investments, with changes in fair value included in net realized capital gains (losses) on our consolidated statements of operations.

Securities Posted as Collateral

As of December 31, 2017 and 2016, we posted $2,807.4 million and $2,562.8 million, respectively, in commercial mortgage loans and home equity mortgages to satisfy collateral requirements associated with our obligation under funding agreements with Federal Home Loan Bank of Des Moines (“FHLB Des Moines”). In addition, as of December 31, 2017 and 2016, we posted $2,481.6 million and $2,219.6 million, respectively, in fixed maturities, available-for-sale securities to satisfy collateral requirements primarily associated with a reinsurance arrangement, our derivative credit support annex (collateral) agreements, Futures Commission Merchant (“FCM”) agreements, a lending arrangement and our obligation under funding agreements with FHLB Des Moines. Since we did not relinquish ownership rights on these instruments, they are reported as mortgage loans and fixed maturities, available-for-sale, respectively, on our consolidated statements of financial position. Of the securities posted as collateral, as of December 31, 2017 and 2016, $173.3 million and $272.8 million, respectively, could be sold or repledged by the secured party.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

Balance Sheet Offsetting

Financial assets subject to master netting agreements or similar agreements were as follows:

		Gross amounts not offset in the
		consolidated statements
		of financial position
	Gross amount
	of recognized	Financial	Collateral
	assets (1)	instruments (2)	received	Net amount
	(in millions)
December 31, 2017
Derivative assets	$247.2	$(114.3)	$(128.8)	$4.1
December 31, 2016
Derivative assets	$871.5	$(290.5)	$(570.9)	$10.1

(1)
The gross amount of recognized derivative assets is reported with other investments on the consolidated statements of financial position. The gross amount of derivative assets is not netted against offsetting liabilities for presentation on the consolidated statements of financial position. See Note 1, Nature of Operations and Significant Accounting Policies, under the caption “Over-The-Counter Derivatives Cleared on Chicago Mercantile Exchange” for details of the CME variation margin rule change that impacted the amounts presented for 2017.

(2)
Represents amount of offsetting derivative liabilities that are subject to an enforceable master netting agreement or similar agreement that are not netted against the gross derivative assets for presentation on the consolidated statements of financial position.

Financial liabilities subject to master netting agreements or similar agreements were as follows:

		Gross amounts not offset in the
		consolidated statements
		of financial position
	Gross amount
	of recognized	Financial	Collateral
	liabilities (1)	instruments (2)	pledged	Net amount
	(in millions)
December 31, 2017
Derivative liabilities	$267.6	$(114.3)	$(141.6)	$11.7
December 31, 2016
Derivative liabilities	$552.3	$(290.5)	$(243.9)	$17.9

(1)
The gross amount of recognized derivative liabilities is reported with other liabilities on the consolidated statements of financial position. The above excludes $372.7 million and $343.0 million of derivative liabilities as of December 31, 2017 and December 31, 2016, respectively, which are primarily embedded derivatives that are not subject to master netting agreements or similar agreements. The gross amount of derivative liabilities is not netted against offsetting assets for presentation on the consolidated statements of financial position. See Note 1, Nature of Operations and Significant Accounting Policies, under the caption “Over-The-Counter Derivatives Cleared on Chicago Mercantile Exchange” for details of the CME variation margin rule change that impacted the amounts presented for 2017.

(2)
Represents amount of offsetting derivative assets that are subject to an enforceable master netting agreement or similar agreement that are not netted against the gross derivative liabilities for presentation on the consolidated statements of financial position.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

The financial instruments that are subject to master netting agreements or similar agreements include right of setoff provisions. Derivative instruments include provisions to setoff positions covered under the agreements with the same counterparties and provisions to setoff positions outside of the agreements with the same counterparties in the event of default by one of the parties. Derivative instruments also include collateral or variation margin provisions, which are generally settled daily with each counterparty. See Note 7, Derivative Financial Instruments, for further details.

Repurchase and reverse repurchase agreements include provisions to setoff other repurchase and reverse repurchase balances with the same counterparty. Repurchase and reverse repurchase agreements also include collateral provisions with the counterparties. For reverse repurchase agreements we require the counterparties to pledge collateral with a value greater than the amount of cash transferred. We have the right but do not sell or repledge collateral received in reverse repurchase agreements. Repurchase agreements are structured as secured borrowings for all counterparties. We pledge fixed maturities available-for-sale, which the counterparties have the right to sell or repledge. Interest incurred on repurchase agreements is reported as part of operating expenses on the consolidated statements of operations. Net proceeds related to repurchase agreements are reported as a component of financing activities on the consolidated statements of cash flows. We did not have any outstanding repurchase or reverse repurchase agreements as of December 31, 2017 and December 31, 2016.

7. Derivative Financial Instruments

Derivatives are generally used to hedge or reduce exposure to market risks associated with assets held or expected to be purchased or sold and liabilities incurred or expected to be incurred. Derivatives are used to change the characteristics of our asset/liability mix consistent with our risk management activities. Derivatives are also used in asset replication strategies.

Types of Derivative Instruments

Interest Rate Contracts

Interest rate risk is the risk we will incur economic losses due to adverse changes in interest rates. Sources of interest rate risk include the difference between the maturity and interest rate changes of assets with the liabilities they support, timing differences between the pricing of liabilities and the purchase or procurement of assets and changing cash flow profiles from original projections due to prepayment options embedded within asset and liability contracts. We use various derivatives to manage our exposure to fluctuations in interest rates.

Interest rate swaps are contracts in which we agree with other parties to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts based upon designated market rates or rate indices and an agreed upon notional principal amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by any party. Cash is paid or received based on the terms of the swap. We use interest rate swaps primarily to more closely match the interest rate characteristics of assets and liabilities and to mitigate the risks arising from timing mismatches between assets and liabilities (including duration mismatches). We also use interest rate swaps to hedge against changes in the value of assets we anticipate acquiring and other anticipated transactions and commitments. Interest rate swaps are used to hedge against changes in the value of the guaranteed minimum withdrawal benefit (“GMWB”) liability. The GMWB rider on our variable annuity products provides for guaranteed minimum withdrawal benefits regardless of the actual performance of various equity and/or fixed income funds available with the product.

Interest rate options, including interest rate caps and interest rate floors, which can be combined to form interest rate collars, are contracts that entitle the purchaser to pay or receive the amounts, if any, by which a specified market rate exceeds a cap strike interest rate, or falls below a floor strike interest rate, respectively, at specified dates. We use interest rate options to manage interest rate risk related to guaranteed minimum interest rate liabilities in our individual annuities contracts and lapse risk associated with higher interest rates.

A swaption is an option to enter into an interest rate swap at a future date. We purchase swaptions to offset or modify existing exposures. Swaptions provide us the benefit of the agreed-upon strike rate if the market rates for liabilities are higher, with the flexibility to enter into the current market rate swap if the market rates for liabilities are lower. Swaptions not only hedge against the downside risk, but also allow us to take advantage of any upside benefits.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

In exchange‑traded futures transactions, we agree to purchase or sell a specified number of contracts, the values of which are determined by the values of designated classes of securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. We enter into exchange‑traded futures with regulated futures commissions merchants who are members of a trading exchange. We have used exchange‑traded futures to reduce market risks from changes in interest rates and to alter mismatches between the assets in a portfolio and the liabilities supported by those assets.

Foreign Exchange Contracts

Foreign currency risk is the risk we will incur economic losses due to adverse fluctuations in foreign currency exchange rates. This risk arises from foreign currency-denominated funding agreements we issue and foreign currency-denominated fixed maturities we invest in. We use currency swaps to manage our exposure to fluctuations in foreign currency exchange rates.

Currency swaps are contracts in which we agree with other parties to exchange, at specified intervals, a series of principal and interest payments in one currency for that of another currency. Generally, the principal amount of each currency is exchanged at the beginning and termination of the currency swap by each party. The interest payments are primarily fixed-to-fixed rate; however, they may also be fixed-to-floating rate or floating-to-fixed rate. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty for payments made in the same currency at each due date. We use currency swaps to reduce market risks from changes in currency exchange rates with respect to investments or liabilities denominated in foreign currencies that we either hold or intend to acquire or sell.

Equity Contracts

Equity risk is the risk that we will incur economic losses due to adverse fluctuations in common stock prices. We use various derivatives to manage our exposure to equity risk, which arises from products in which the interest we credit is tied to an external equity index as well as products subject to minimum contractual guarantees.

We purchase equity call spreads (“option collars”) to hedge the equity participation rates promised to contractholders in conjunction with our fixed deferred annuity and universal life products that credit interest based on changes in an external equity index. We use exchange-traded futures and equity put options to hedge against changes in the value of the GMWB liability related to the GMWB rider on our variable annuity product, as previously explained. The premium associated with certain options is paid quarterly over the life of the option contract.

Credit Contracts

Credit risk relates to the uncertainty associated with the continued ability of a given obligor to make timely payments of principal and interest. We use credit default swaps to enhance the return on our investment portfolio by providing comparable exposure to fixed income securities that might not be available in the primary market. They are also used to hedge credit exposures in our investment portfolio. Credit derivatives are used to sell or buy credit protection on an identified name or names on an unfunded or synthetic basis in return for receiving or paying a quarterly premium. The premium generally corresponds to a referenced name's credit spread at the time the agreement is executed. In cases where we sell protection, we also buy a quality cash bond to match against the credit default swap, thereby entering into a synthetic transaction replicating a cash security. When selling protection, if there is an event of default by the referenced name, as defined by the agreement, we are obligated to pay the counterparty the referenced amount of the contract and receive in return the referenced security in a principal amount equal to the notional value of the credit default swap.

Total return swaps are contracts in which we agree with other parties to exchange, at specified intervals, an amount determined by the difference between the previous price and the current price of a reference asset based upon an agreed upon notional principal amount plus an additional amount determined by the financing spread. We have used futures traded on an exchange (“exchange-traded”) and total return swaps referencing equity indices to hedge our portfolio from potential credit losses related to systemic events.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

Other Contracts

Embedded Derivatives. We purchase or issue certain financial instruments or products that contain a derivative instrument that is embedded in the financial instrument or product. When it is determined that the embedded derivative possesses economic characteristics that are not clearly or closely related to the economic characteristics of the host contract and a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host instrument for measurement purposes. The embedded derivative, which is reported with the host instrument in the consolidated statements of financial position, is carried at fair value.

We had investment contracts in which the return was tied to a leveraged inflation index. We economically hedged the risk associated with these investment contracts.

We offer group annuity contracts that have guaranteed separate accounts as an investment option.

We have structured investment relationships with trusts we have determined to be VIEs, which are consolidated in our financial statements. The notes issued by these trusts include obligations to deliver an underlying security to residual interest holders and the obligations contain an embedded derivative of the forecasted transaction to deliver the underlying security.

We have fixed deferred annuities and universal life products that credit interest based on changes in an external equity index. We also have certain variable annuity products with a GMWB rider, which allows the customer to make withdrawals of a specified annual amount, either for a fixed number of years or for the lifetime of the customer, even if the account value is fully exhausted. Declines in the equity markets may increase our exposure to benefits under contracts with the GMWB. We economically hedge the exposure in these contracts, as previously explained.

Exposure

Our risk of loss is typically limited to the fair value of our derivative instruments and not to the notional or contractual amounts of these derivatives. We are also exposed to credit losses in the event of nonperformance of the counterparties. Our current credit exposure is limited to the value of derivatives that have become favorable to us. This credit risk is minimized by purchasing such agreements from financial institutions with high credit ratings and by establishing and monitoring exposure limits. We also utilize various credit enhancements, including collateral and credit triggers to reduce the credit exposure to our derivative instruments.

Derivatives may be exchange-traded or they may be privately negotiated contracts, which are usually referred to as OTC derivatives. Certain of our OTC derivatives are cleared and settled through central clearing counterparties (“OTC cleared”), while others are bilateral contracts between two counterparties (“bilateral OTC”). Our derivative transactions are generally documented under International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements. Management believes that such agreements provide for legally enforceable set-off and close-out netting of exposures to specific counterparties. Under such agreements, in connection with an early termination of a transaction, we are permitted to set off our receivable from a counterparty against our payables to the same counterparty arising out of all included transactions. For reporting purposes, we do not offset fair value amounts of bilateral OTC derivatives for the right to reclaim cash collateral or the obligation to return cash collateral against fair value amounts recognized for derivative instruments executed with the same counterparties under master netting agreements. OTC cleared derivatives have variation margin that is legally characterized as settlement of the derivative exposure, which reduces their fair value in the consolidated statements of financial position.

We posted $189.3 million and $310.3 million in cash and securities under collateral arrangements as of December 31, 2017 and December 31, 2016, respectively, to satisfy collateral and initial margin requirements associated with our derivative credit support agreements and FCM agreements.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

Certain of our derivative instruments contain provisions that require us to maintain an investment grade rating from each of the major credit rating agencies on our debt. If the ratings on our debt were to fall below investment grade, it would be in violation of these provisions and the counterparties to the derivative instruments could request immediate payment or demand immediate and ongoing full overnight collateralization on derivative instruments in net liability positions. The aggregate fair value, inclusive of accrued interest, of all derivative instruments with credit-risk-related contingent features that were in a liability position without regard to netting under derivative credit support annex agreements as of December 31, 2017 and December 31, 2016, was $276.4 million and $453.8 million, respectively. Cleared derivatives have contingent features that require us to post excess margin as required by the FCM. The terms surrounding excess margin vary by FCM agreement. With respect to derivatives containing collateral triggers, we posted collateral and initial margin of $189.3 million and $310.3 million as of December 31, 2017 and December 31, 2016, respectively, in the normal course of business, which reflects netting under derivative agreements. If the credit-risk-related contingent features underlying these agreements were triggered on December 31, 2017, we would be required to post an additional $30.7 million of collateral to our counterparties.

As of December 31, 2017 and December 31, 2016, we had received $105.5 million and $565.4 million, respectively, of cash collateral associated with our derivative credit support annex agreements and FCM agreements, for which we recorded a corresponding liability reflecting our obligation to return the collateral.

Notional amounts are used to express the extent of our involvement in derivative transactions and represent a standard measurement of the volume of our derivative activity. Notional amounts represent those amounts used to calculate contractual flows to be exchanged and are not paid or received, except for contracts such as currency swaps. Credit exposure represents the gross amount owed to us under derivative contracts as of the valuation date. The notional amounts and credit exposure of our derivative financial instruments by type were as follows:

	December 31, 2017	December 31, 2016
	(in millions)
Notional amounts of derivative instruments
Interest rate contracts:
Interest rate swaps	$23,543.4	$23,520.4
Interest rate options	656.9	4,950.5
Interest rate futures	236.5	96.0
Swaptions	14.0	77.0
Foreign exchange contracts:
Currency swaps	687.8	1,333.9
Equity contracts:
Equity options	3,649.5	3,505.8
Equity futures	357.8	545.1
Credit contracts:
Credit default swaps	668.5	961.3
Total return swaps	—	90.0
Futures	—	11.9
Other contracts:
Embedded derivatives	8,758.8	9,574.5
Total notional amounts at end of period	$38,573.2	$44,666.4

Credit exposure of derivative instruments
Interest rate contracts:
Interest rate swaps	$163.4	$733.1
Interest rate options	19.8	27.3
Foreign exchange contracts:
Currency swaps	48.2	90.5
Equity contracts:
Equity options	18.2	28.2
Credit contracts:
Credit default swaps	5.0	7.0
Total return swaps	—	0.7
Total gross credit exposure	254.6	886.8
Less: collateral received	132.9	575.9
Net credit exposure	$121.7	$310.9

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

The fair value of our derivative instruments classified as assets and liabilities was as follows:

	Derivative assets (1)		Derivative liabilities (2)
	December 31, 2017	December 31, 2016	December 31, 2017	December 31, 2016
	(in millions)
Derivatives designated as hedging
instruments
Interest rate contracts	$—	$4.4	$22.9	$71.3
Foreign exchange contracts	39.6	86.8	36.3	143.4
Total derivatives designated as hedging
instruments	$39.6	$91.2	$59.2	$214.7

Derivatives not designated as hedging
instruments
Interest rate contracts	$175.2	$739.3	$33.6	$200.6
Foreign exchange contracts	9.4	5.1	19.2	35.4
Equity contracts	18.2	28.2	154.1	95.9
Credit contracts	4.8	7.7	1.5	5.7
Other contracts	—	—	372.7	343.0
Total derivatives not designated as hedging
instruments	207.6	780.3	581.1	680.6

Total derivative instruments	$247.2	$871.5	$640.3	$895.3

(1) The fair value of derivative assets is reported with other investments on the consolidated statements of financial position.
(2) The fair value of derivative liabilities is reported with other liabilities on the consolidated statements of financial position, with the exception of certain embedded derivative liabilities. Embedded derivative liabilities with a fair value of $119.6 million and $130.8 million as of December 31, 2017 and December 31, 2016, respectively, are reported with contractholder funds on the consolidated statements of financial position.

Credit Derivatives Sold

When we sell credit protection, we are exposed to the underlying credit risk similar to purchasing a fixed maturity security instrument. The majority of our credit derivative contracts sold reference a single name or reference security (referred to as “single name credit default swaps”). The remainder of our credit derivatives reference either a basket or index of securities. These instruments are either referenced in an OTC credit derivative transaction or embedded within an investment structure that has been fully consolidated into our financial statements.

These credit derivative transactions are subject to events of default defined within the terms of the contract, which normally consist of bankruptcy, failure to pay, or modified restructuring of the reference entity and/or issue. If a default event occurs for a reference name or security, we are obligated to pay the counterparty an amount equal to the notional amount of the credit derivative transaction. As a result, our maximum future payment is equal to the notional amount of the credit derivative. In certain cases, we also have purchased credit protection with identical underlyings to certain of our sold protection transactions. As of December 31, 2017 and December 31, 2016, we did not purchase credit protection relating to our sold protection transactions. In certain circumstances, our potential loss could also be reduced by any amount recovered in the default proceedings of the underlying credit name.

We purchased an investment structure with embedded credit features that is fully consolidated into our financial statements. This consolidation results in recognition of the underlying credit derivatives and collateral within the structure, typically high quality fixed maturities that are owned by a special purpose vehicle. These credit derivatives reference several names in a basket structure. In the event of default, the collateral within the structure would typically be liquidated to pay the claims of the credit derivative counterparty.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

The following tables show our credit default swap protection sold by types of contract, types of referenced/underlying asset class and external agency rating for the underlying reference security. The maximum future payments are undiscounted and have not been reduced by the effect of any offsetting transactions, collateral or recourse features described above.

	December 31, 2017
				Weighted
			Maximum	average
	Notional	Fair	future	expected life
	amount	value	payments	(in years)
	(in millions)
Single name credit default swaps
Corporate debt
AAA	$30.0	$0.3	$30.0	1.2
AA	30.0	0.1	30.0	0.5
A	105.0	0.5	105.0	0.6
BBB	255.0	2.5	255.0	1.3
B	20.0	(0.5)	20.0	1.8
Government/municipalities
AA	20.0	0.3	20.0	2.0
Sovereign
A	10.0	0.2	10.0	1.7
BBB	55.0	0.8	55.0	2.3
Total single name credit default swaps	525.0	4.2	525.0	1.3
Total credit default swap protection sold	$525.0	$4.2	$525.0	1.3

	December 31, 2016
				Weighted
			Maximum	average
	Notional	Fair	future	expected life
	amount	value	payments	(in years)
	(in millions)
Single name credit default swaps
Corporate debt
AAA	$30.0	$0.6	$30.0	2.2
AA	94.0	0.8	94.0	1.2
A	145.0	1.2	145.0	1.3
BBB	290.0	2.3	290.0	2.1
B	20.0	(1.8)	20.0	2.8
Near default	10.0	0.2	10.0	3.0
Government/municipalities
AA	30.0	0.4	30.0	2.3
Sovereign
AA	10.0	0.1	10.0	2.7
BBB	40.0	0.3	40.0	2.7
Total single name credit default swaps	669.0	4.1	669.0	1.9

Basket and index credit default swaps
Corporate debt
Near default (1)	82.3	(1.6)	82.3	0.2
Government/municipalities
AA	30.0	(0.4)	30.0	0.7
Structured finance
AA	3.5	—	3.5	0.8
Total basket and index credit default swaps	115.8	(2.0)	115.8	0.4
Total credit default swap protection sold	$784.8	$2.1	$784.8	1.7

(1)	Includes $60.0 million as of December 31, 2016, notional of derivatives in consolidated collateralized private investment vehicle VIEs where the credit risk is borne by third party investors.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

We also have invested in fixed maturities classified as trading that contained credit default swaps. These securities were subject to the credit risk of the issuer, normally a special purpose vehicle, which consisted of the underlying credit default swaps and high quality fixed maturities that served as collateral. A default event occurred if the cumulative losses exceeded a specified attachment point, which was typically not the first loss of the portfolio. If a default event occurred that exceeded the specified attachment point, our investment may not have been fully returned. We would have no future potential payments under these investments. The following table shows, by the types of referenced/underlying asset class and external rating, our fixed maturities with embedded credit derivatives. We did not have any fixed maturities with embedded derivatives as of December 31, 2017.

	December 31, 2016
			Weighted
			average
	Amortized	Carrying	expected life
	cost	value	(in years)
	(in millions)
Structured finance
AA	$14.1	$14.1	0.6
BBB	3.5	3.5	0.8
BB	2.3	2.3	0.8
CCC	4.7	4.7	1.2
Total structured finance	24.6	24.6	0.8
Total fixed maturities with credit derivatives	$24.6	$24.6	0.8

Fair Value Hedges

We use fixed-to-floating rate interest rate swaps to more closely align the interest rate characteristics of certain assets and liabilities. In general, these swaps are used in asset and liability management to modify duration, which is a measure of sensitivity to interest rate changes.

We enter into currency exchange swap agreements to convert certain foreign denominated assets and liabilities into U.S. dollar floating-rate denominated instruments to eliminate the exposure to future currency volatility on those items.

The net interest effect of interest rate swap and currency swap transactions for derivatives in fair value hedges is recorded as an adjustment to income or expense of the underlying hedged item in our consolidated statements of operations.

Hedge effectiveness testing for fair value relationships is performed utilizing a regression analysis approach for both prospective and retrospective evaluations. This regression analysis will consider multiple data points for the assessment that the hedge continues to be highly effective in achieving offsetting changes in fair value. In certain periods, the comparison of the change in value of the derivative and the change in the value of the hedged item may not be offsetting at a specific period in time due to small movements in value. However, any amounts recorded as fair value hedges have shown to be highly effective in achieving offsetting changes in fair value both for present and future periods.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

The following table shows the effect of derivatives in fair value hedging relationships and the related hedged items on the consolidated statements of operations. All gains or losses on derivatives were included in the assessment of hedge effectiveness.

	Amount of gain (loss)				Amount of gain (loss)
	recognized in net income on				recognized in net income on
	derivatives for the year			Hedged items in	related hedged item for the year ended
Derivatives in fair value	ended December 31, (1)			fair value hedging	December 31, (1)
hedging relationships	2017	2016	2015	relationships	2017	2016	2015
	(in millions)				(in millions)
				Fixed maturities,
Interest rate contracts	$4.7	$19.5	$26.4	available-for-sale	$(5.2)	$(19.2)	$(26.1)
Interest rate contracts	(0.6)	(0.9)	0.8	Investment contracts	0.6	1.0	(0.7)
Foreign exchange				Fixed maturities,
contracts	—	—	3.8	available-for-sale	—	—	(3.8)
Total	$4.1	$18.6	$31.0	Total	$(4.6)	$(18.2)	$(30.6)

(1)
The gain (loss) on both derivatives and hedged items in fair value relationships is reported in net realized capital gains (losses) on the consolidated statements of operations. The net amount represents the ineffective portion of our fair value hedges.

The following table shows the periodic settlements on interest rate contracts and foreign exchange contracts in fair value hedging relationships.

	Amount of gain (loss) for the year
	ended December 31,
Hedged Item	2017	2016	2015
	(in millions)
Fixed maturities, available-for-sale (1)	$(10.30)	$(41.90)	$(72.80)
Investment contracts (2)	0.9	2.6	3.7

(1) Reported in net investment income on the consolidated statements of operations.
(2) Reported in benefits, claims and settlement expenses on the consolidated statements of operations.

Cash Flow Hedges

We utilize floating-to-fixed rate interest rate swaps to eliminate the variability in cash flows of recognized financial assets and liabilities and forecasted transactions.

We enter into currency exchange swap agreements to convert both principal and interest payments of certain foreign denominated assets and liabilities into U.S. dollar denominated fixed-rate instruments to eliminate the exposure to future currency volatility on those items.

The net interest effect of interest rate swap and currency swap transactions for derivatives in cash flow hedges is recorded as an adjustment to income or expense of the underlying hedged item in our consolidated statements of operations.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

The maximum length of time we are hedging our exposure to the variability in future cash flows for forecasted transactions, excluding those related to the payments of variable interest on existing financial assets and liabilities, is 2.5 years. As of December 31, 2017, we had $0.0 million of net gains reported in AOCI on the consolidated statements of financial position related to active hedges of forecasted transactions. If a hedged forecasted transaction is no longer probable of occurring, cash flow hedge accounting is discontinued. If it is probable that the hedged forecasted transaction will not occur, the deferred gain or loss is immediately reclassified from AOCI into net income. During 2017 and 2016, we did not have any reclassifications from AOCI into net realized capital gains (losses) as a result of the determination that hedged cash flows were probable of not occurring.

The following table shows the effect of derivatives in cash flow hedging relationships on the consolidated statements of operations and consolidated statements of financial position. All gains or losses on derivatives were included in the assessment of hedge effectiveness.

		Amount of gain (loss)				Amount of gain (loss)
		recognized in AOCI on				reclassified from AOCI on
Derivatives in		derivatives (effective portion)			Location of gain (loss)	derivatives (effective portion)
cash flow		for the year ended			reclassified from	for the year ended
hedging	Related	December 31,			AOCI into net income	December 31,
relationships	hedged item	2017	2016	2015	(effective portion)	2017	2016	2015
		(in millions)				(in millions)
Interest rate	Fixed maturities,				Net investment
contracts	available-for-sale	$(51.7)	$(33.1)	$33.1	income	$21.0	$19.4	$16.8
					Net realized capital
					losses	(0.6)	11.2	—
Interest rate					Benefits, claims and
contracts	Investment contracts	—	1.6	4.7	settlement expenses	—	—	—
Foreign exchange	Fixed maturities,				Net realized capital
contracts	available-for-sale	(68.5)	4.0	16.9	gains	22.0	6.2	28.4
Foreign exchange					Benefits, claims and
contracts	Investment contracts	—	6.0	2.4	settlement expenses	—	—	—
Total		$(120.2)	$(21.5)	$57.1	Total	$42.4	$36.8	$45.2

The following table shows the periodic settlements on interest rate contracts and foreign exchange contracts in cash flow hedging relationships.

	Amount of gain (loss) for the year
	ended December 31,
Hedged item	2017	2016	2015
	(in millions)
Fixed maturities, available-for-sale (1)	$7.1	$5.8	$6.1
Investment contracts (2)	(1.1)	(15.7)	(18.3)

(1) Reported in net investment income on the consolidated statements of operations.
(2) Reported in benefits, claims and settlement expenses on the consolidated statements of operations.

The ineffective portion of our cash flow hedges is reported in net realized capital gains (losses) on the consolidated statements of operations. The net gain resulting from the ineffective portion of derivatives in cash flow hedging relationships was $0.2 million, $0.3 million and $0.0 million for the years ended December 31, 2017, 2016 and 2015, respectively.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

We expect to reclassify net gains of $27.8 million from AOCI into net income in the next 12 months, which includes net deferred gains on discontinued hedges and net losses on periodic settlements of active hedges. Actual amounts may vary from this amount as a result of market conditions.

Derivatives Not Designated as Hedging Instruments

Our use of futures, certain swaptions and swaps, option collars and options are effective from an economic standpoint, but they have not been designated as hedges for financial reporting purposes. As such, periodic changes in the market value of these instruments, which includes mark-to-market gains and losses as well as periodic and final settlements, primarily flow directly into net realized capital gains (losses) on the consolidated statements of operations.

The following table shows the effect of derivatives not designated as hedging instruments, including fair value changes of embedded derivatives that have been bifurcated from the host contract, on the consolidated statements of operations.

	Amount of gain (loss) recognized in
	net income on derivatives for the
	year ended December 31,
Derivatives not designated as hedging instruments	2017	2016	2015
	(in millions)
Interest rate contracts	$(26.9)	$243.3	$74.0
Foreign exchange contracts	18.1	(10.7)	(11.2)
Equity contracts	(181.3)	(123.5)	(50.5)
Credit contracts	(15.9)	37.4	3.5
Other contracts	6.8	14.5	(5.7)
Total	$(199.2)	$161.0	$10.1

8. Closed Block

In connection with the 1998 MIHC formation, we formed a Closed Block to provide reasonable assurance to policyholders included therein that, after the formation of the MIHC, assets would be available to maintain dividends in aggregate in accordance with the 1997 policy dividend scales, if the experience underlying such scales continued. Our assets were allocated to the Closed Block in an amount that produces cash flows which, together with anticipated revenue from policies and contracts included in the Closed Block, were expected to be sufficient to support the Closed Block policies. This includes, but is not limited to, provisions for payment of claims, certain expenses, charges and taxes, and to provide for continuation of policy and contract dividends in aggregate in accordance with the 1997 dividend scales, if the experience underlying such scales continues, and to allow for appropriate adjustments in such scales, if such experience changes. Due to adjustable life policies being included in the Closed Block, the Closed Block is charged with amounts necessary to properly fund for certain adjustments, such as face amount and premium increases, that are made to these policies after the Closed Block inception date. These amounts are referred to as Funding Adjustment Charges and are treated as capital transfers from the Closed Block.

Assets allocated to the Closed Block inure solely to the benefit of the holders of policies included in the Closed Block. Closed Block assets and liabilities are carried on the same basis as other similar assets and liabilities. We will continue to pay guaranteed benefits under all policies, including the policies within the Closed Block, in accordance with their terms. If the assets allocated to the Closed Block, the investment cash flows from those assets and the revenues from the policies included in the Closed Block, including investment income thereon, prove to be insufficient to pay the benefits guaranteed under the policies included in the Closed Block, we will be required to make such payments from our general funds. No additional policies were added to the Closed Block, nor was the Closed Block affected in any other way, as a result of the demutualization.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

A policyholder dividend obligation (“PDO”) is required to be established for earnings in the Closed Block that are not available to PFG stockholders. A model of the Closed Block was established to produce the pattern of expected earnings, assets and liabilities in the Closed Block, adjusted to eliminate the impact of related amounts in AOCI. These projections are utilized to determine ratios that will allow us to compare actual cumulative earnings to expected cumulative earnings.

If actual cumulative earnings of the Closed Block are greater than the expected cumulative earnings of the Closed Block, only the expected cumulative earnings will be recognized in income with the excess recorded as a PDO. This PDO represents undistributed accumulated earnings that will be paid to Closed Block policyholders as dividends unless offset by future performance of the Closed Block that is less favorable than originally expected. If actual cumulative performance is less favorable than expected, only actual earnings will be recognized in income. As of December 31, 2017, cumulative actual earnings were less than cumulative expected earnings. As of December 31, 2016, cumulative actual earnings were greater than cumulative expected earnings. Therefore, we established an additional $8.2 million liability, which was recorded within policyholder dividends obligation. As of December 31, 2017 and 2016, cumulative net unrealized gains were greater than expected, resulting in the recognition of a PDO of $161.7 million and $117.9 million, respectively.

Closed Block liabilities and assets designated to the Closed Block were as follows:

	December 31, 2017	December 31, 2016
	(in millions)
Closed Block liabilities
Future policy benefits and claims	$3,899.7	$4,068.4
Other policyholder funds	7.0	8.1
Policyholder dividends payable	219.6	232.5
Policyholder dividends obligation	161.7	126.1
Other liabilities	6.9	7.7
Total Closed Block liabilities	4,294.9	4,442.8

Assets designated to the Closed Block
Fixed maturities, available-for-sale	2,304.4	2,218.9
Fixed maturities, trading	2.9	6.7
Equity securities, available-for-sale	1.3	3.0
Mortgage loans	766.3	842.2
Policy loans	537.1	566.7
Other investments	49.4	62.4
Total investments	3,661.4	3,699.9
Cash and cash equivalents	13.2	76.2
Accrued investment income	41.1	43.6
Premiums due and other receivables	14.4	11.7
Deferred tax asset	34.6	62.3
Total assets designated to the Closed Block	3,764.7	3,893.7
Excess of Closed Block liabilities over assets designated to the Closed Block	530.2	549.1
Amounts included in accumulated other comprehensive income	1.9	0.7
Maximum future earnings to be recognized from Closed Block assets and
liabilities	$532.1	$549.8

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

Closed Block revenues and expenses were as follows:

	For the year ended December 31,
	2017	2016	2015
	(in millions)
Revenues
Premiums and other considerations	$275.6	$298.0	$325.6
Net investment income	169.4	181.6	187.0
Net realized capital losses	(5.8)	(1.0)	(0.2)
Total revenues	439.2	478.6	512.4

Expenses
Benefits, claims and settlement expenses	245.6	267.1	283.2
Dividends to policyholders	122.0	153.5	160.4
Operating expenses	3.5	3.6	3.9
Total expenses	371.1	424.2	447.5
Closed Block revenues, net of Closed Block expenses, before income taxes	68.1	54.4	64.9
Income taxes	46.0	17.1	20.7
Closed Block revenues, net of Closed Block expenses and income taxes	22.1	37.3	44.2
Funding adjustment charges	(4.4)	9.3	8.3
Closed Block revenues, net of Closed Block expenses, income taxes and
funding adjustment charges	$17.7	$46.6	$52.5

The change in maximum future earnings of the Closed Block was as follows:

	For the year ended December 31,
	2017	2016	2015
	(in millions)
Beginning of year	$549.8	$596.4	$648.9
End of year	532.1	549.8	596.4
Change in maximum future earnings	$(17.7)	$(46.6)	$(52.5)

We charge the Closed Block with U.S. federal income taxes, payroll taxes, state and local premium taxes and other state or local taxes, licenses and fees as provided in the plan of reorganization.

9. Deferred Acquisition Costs

Acquisition costs deferred and amortized were as follows:

	For the year ended December 31,
	2017	2016	2015
	(in millions)
Balance at beginning of year	$3,184.2	$3,057.3	$2,754.6
Costs deferred during the year	397.8	377.7	356.5
Amortized to expense during the year (1)	(212.1)	(262.6)	(251.7)
Adjustment related to unrealized (gains) losses on available-for-sale
securities and derivative instruments	(38.2)	11.8	197.9
Balance at end of year	$3,331.7	$3,184.2	$3,057.3
(1) Includes adjustments for revisions to estimated gross profits.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

10. Insurance Liabilities

Contractholder Funds

Major components of contractholder funds in the consolidated statements of financial position were as follows:

	December 31,
	2017	2016
	(in millions)
Liabilities for investment contracts:
Liabilities for individual annuities	$11,336.2	$10,864.9
GICs	9,969.1	10,290.7
Funding agreements	8,106.5	8,270.3
Other investment contracts	931.5	936.8
Total liabilities for investment contracts	30,343.3	30,362.7
Universal life and other reserves	4,986.9	4,975.0
Total contractholder funds	$35,330.2	$35,337.7

Our GICs and funding agreements contain provisions limiting or prohibiting early surrenders, which typically include penalties for early surrenders, minimum notice requirements or, in the case of funding agreements with survivor options, minimum pre-death holding periods and specific maximum amounts.

Funding agreements include those issued directly to nonqualified institutional investors and those issued to the
FHLB Des Moines under their membership funding programs. As of December 31, 2017 and 2016, $3,256.7 million and $2,750.8 million, respectively, of liabilities were outstanding with respect to issuances under the program with FHLB Des Moines. In addition, we have five separate programs where the funding agreements have been issued directly or indirectly to unconsolidated special purpose entities. Claims for principal and interest under funding agreements are afforded equal priority to claims of life insurance and annuity policyholders under insolvency provisions of Iowa Insurance Laws.

We were authorized to issue up to $4.0 billion of funding agreements under a program established in 1998 to support the prospective issuance of medium term notes by an unaffiliated entity in non-U.S. markets. As of December 31, 2017 and 2016, $111.1 million and $106.7 million, respectively, of liabilities were outstanding with respect to the issuance outstanding under this program. We were also authorized to issue up to Euro 4.0 billion (approximately USD$5.3 billion) of funding agreements under a program established in 2006 to support the prospective issuance of medium term notes by an unaffiliated entity in non-U.S. markets. The unaffiliated entity is an unconsolidated special purpose vehicle. As of December 31, 2017 and 2016, $177.4 million and $702.0 million, respectively, of liabilities were outstanding with respect to issuances outstanding under this program. We do not anticipate any new issuance activity under either of these programs due to the existence of the program established in 2011 described below.

In addition, we were authorized to issue up to $7.0 billion of funding agreements under a program established in 2001 to support the prospective issuance of medium term notes by an unaffiliated entity in both domestic and international markets. The unaffiliated entity is an unconsolidated special purpose entity. As of December 31, 2017 and 2016, $201.6 million and $201.5 million, respectively, of liabilities were being held with respect to issuances outstanding under this program. We do not anticipate any new issuance activity under this program, given our December 2005 termination of the dealership agreement for this program and the availability of the program established in 2011 described below.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

Additionally, we were authorized to issue up to $9.0 billion of funding agreements under a program that was originally established in March 2004 to support the prospective issuance of medium term notes by unaffiliated entities in both domestic and international markets. Under this program, both the notes and the supporting funding agreements were registered with the United States Securities and Exchange Commission (‘‘SEC’’). As of December 31, 2017 and 2016, $67.8 million and $119.8 million, respectively, of liabilities were being held with respect to issuances outstanding under this program. In contrast with direct funding agreements, GIC issuances and the other three funding agreement backed medium term note programs described above, our payment obligations on each funding agreement issued under this SEC registered program are guaranteed by PFG. We do not anticipate any new issuance activity under this program due to the existence of the program established in 2011 described below.

We were authorized to issue up to $5.0 billion of funding agreements under a program that was originally established in 2011 to support the prospective issuance of medium term notes by an unaffiliated entity in both domestic and international markets. The unaffiliated entity is an unconsolidated special purpose entity. In June 2015, this program was amended to authorize issuance of up to an additional $4.0 billion in recognition of the use of nearly all $5.0 billion of existing issuance authorization. In November 2017, this program was amended to authorize issuance of up to an additional $4.0 billion. As of December 31, 2017 and 2016, $4,291.9 million and $4,389.4 million, respectively, of liabilities were being held with respect to issuances outstanding under this program. Similar to the SEC-registered program, our payment obligations on each funding agreement issued under this program are guaranteed by PFG. The program established in 2011 is not registered with the SEC.

Liability for Unpaid Claims

The liability for unpaid claims is reported in future policy benefits and claims within our consolidated statements of financial position. Activity associated with unpaid claims was as follows:

	For the year ended December 31,
	2017	2016	2015

	(in millions)
Balance at beginning of year	$2,001.3	$1,872.2	$1,771.4
Less: reinsurance recoverable	340.3	314.1	284.6
Net balance at beginning of year	1,661.0	1,558.1	1,486.8
Incurred:
Current year	1,196.6	1,103.5	1,037.0
Prior years	18.2	24.4	(18.1)
Total incurred	1,214.8	1,127.9	1,018.9
Payments:
Current year	767.2	701.9	646.7
Prior years	353.9	323.1	300.9
Total payments	1,121.1	1,025.0	947.6
Net balance at end of year	1,754.7	1,661.0	1,558.1
Plus: reinsurance recoverable	375.8	340.3	314.1
Balance at end of year	$2,130.5	$2,001.3	$1,872.2

Amounts not included in the rollforward above:
Claim adjustment expense liabilities	$50.7	$49.3	$58.9

Incurred liability adjustments relating to prior years, which affected current operations during 2017, 2016 and 2015, resulted in part from developed claims for prior years being different than were anticipated when the liabilities for unpaid claims were originally estimated. These trends have been considered in establishing the current year liability for unpaid claims.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

Short-Duration Contracts

Claims Development
The following tables present undiscounted information about claims development by incurral year, including separate information about incurred claims and paid claims net of reinsurance for the periods indicated. The tables also include information on incurred but not reported claims and the cumulative number of reported claims.
The tables present information for the number of years for which claims incurred typically remain outstanding, but do not exceed ten years. The data is disaggregated into groupings of claims with similar characteristics, such as duration of the claim payment period and average claim amount, and with consideration to the overall size of the groupings. Outstanding liabilities equal total net incurred claims less total net paid claims plus outstanding liabilities for net unpaid claims of prior years.
LTD and Group Life Waiver Claims

											Incurred	Cumulative
											but not	number of
											reported	reported
	Net incurred claims (1)										claims	claims
	December 31,
	2008	2009	2010	2011	2012	2013	2014	2015	2016	2017	2017	2017
	($ in millions)
Incurral
year
2008	$227.7	$222.3	$226.3	$225.9	$218.5	$209.5	$205.5	$201.6	$199.8	$199.1	$0.1	7,730
2009		218.6	224.4	224.2	224.8	217.7	214.1	208.5	205.8	205.6	0.1	6,554
2010			184.1	176.7	176.2	172.0	162.7	155.7	154.1	153.4	0.1	5,644
2011				203.7	192.6	185.4	184.8	178.4	172.3	169.6	0.1	6,286
2012					217.9	200.0	191.1	189.5	181.8	174.8	0.1	6,441
2013						219.3	203.3	188.4	190.7	182.3	0.1	7,044
2014							242.2	231.4	214.4	218.1	1.7	7,591
2015								231.0	227.2	217.2	3.7	7,146
2016									229.8	228.4	6.2	6,076
2017										238.4	81.2	3,640
Total net incurred claims										$1,986.9

	Net cumulative paid claims (1)
	December 31,
	2008	2009	2010	2011	2012	2013	2014	2015	2016	2017
	(in millions)
Incurral
year
2008	$15.1	$58.1	$84.0	$99.4	$113.3	$123.2	$131.7	$139.4	$146.4	$152.4
2009		13.4	55.2	82.6	101.0	113.8	124.6	133.1	141.8	149.8
2010			10.4	46.5	67.1	78.4	85.9	94.2	100.9	107.2
2011				11.2	50.0	72.5	85.7	95.4	105.2	112.6
2012					13.8	55.1	80.8	93.7	104.6	112.9
2013						12.5	55.0	81.4	97.0	106.4
2014							16.1	66.0	96.3	111.8
2015								16.9	67.0	98.0
2016									16.2	70.6
2017										17.8
Total net paid claims										1,039.5
All outstanding liabilities for unpaid claims prior to 2008 net of reinsurance										212.9
Total outstanding liabilities for unpaid claims net of reinsurance										$1,160.3

(1) 2008-2016 unaudited.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

Dental, Vision, STD and Critical Illness Claims

			Incurred	Cumulative
			but not	number of
			reported	reported
	Net incurred claims (1)		claims	claims
	December 31,
	2016	2017	2017	2017
	($ in millions)
Incurral year
2016	$544.2	$540.5	$0.1	2,563,426
2017		595.8	32.1	2,648,418
Total net incurred claims		$1,136.3

	Net cumulative
	paid claims (1)
	December 31,
	2016	2017
	(in millions)
Incurral year
2016	$495.4	$540.4
2017		542.3
Total net paid claims		1,082.7
All outstanding liabilities for unpaid claims prior to 2016 net of
reinsurance		—
Total outstanding liabilities for unpaid claims net of reinsurance		$53.6

(1) 2016 unaudited.
Group Life Claims

			Incurred	Cumulative
			but not	number of
			reported	reported
	Net incurred claims (1)		claims	claims
	December 31,
	2016	2017	2017	2017
	($ in millions)
Incurral year
2016	$222.6	$220.4	$0.4	5,155
2017		239.8	21.1	5,123
Total net incurred claims		$460.2

	Net cumulative
	paid claims (1)
	December 31,
	2016	2017
	(in millions)
Incurral year
2016	$179.0	$219.3
2017		195.2
Total net paid claims		414.5
All outstanding liabilities for unpaid claims prior to 2016 net of
reinsurance		0.9
Total outstanding liabilities for unpaid claims net of reinsurance		$46.6

(1) 2016 unaudited.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

Reconciliation of Unpaid Claims to Liability for Unpaid Claims

Our reconciliation of net outstanding liabilities for unpaid claims of short-duration contracts to the liability for unpaid claims follows:

	December 31, 2017
	LTD and Group	Dental, Vision, STD and
	Life Waiver	Critical Illness	Group Life	Consolidated
	(in millions)
Net outstanding liabilities for unpaid claims	$1,160.3	$53.6	$46.6	$1,260.5

Reconciling items:
Reinsurance recoverable on unpaid claims	69.1	—	0.7	69.8
Impact of discounting	(226.2)	—	—	(226.2)
Liability for unpaid claims - short-duration
contracts	$1,003.2	$53.6	$47.3	1,104.1
Insurance contracts other than short-duration				1,026.4
Liability for unpaid claims				$2,130.5

Claim Duration and Payout

Our historical average percentage of claims paid in each year from incurral was as follows:

	December 31, 2017 (1)
	LTD and Group Life	Dental, Vision, STD and
Year	Waiver	Critical Illness	Group Life
1	7.2%	91.8%	81.8%
2	22.8	8.0	17.3
3	13.8
4	7.9
5	5.9
6	5.2
7	4.3
8	4.1
9	3.7
10	3.0

(1) Unaudited.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

Discounting

The following table provides the carrying amount of liabilities reported at present value for short-duration contract unpaid claims. We use a range of discount rates to derive the present value of the unpaid claims. The ranges of discount rates as well as the aggregate amount of discount deducted to derive the liabilities for unpaid claims and interest accretion recognized are also disclosed. Interest accretion is included in benefits, claims and settlement expenses within our consolidated statements of operations.

	LTD and Group			Dental, Vision, STD and
	Life Waiver			Critical Illness			Group Life
	($ in millions)
Carrying amount of liabilities for unpaid claims
December 31, 2017	$1,003.2			$53.6			$47.3
December 31, 2016	992.7			48.8			45.9
Range of discount rates
December 31, 2017	3.3	-	7.0%	—	-	—%	—	-	—%
December 31, 2016	3.3	-	7.0	—	-	—	—	-	—
Aggregate amount of discount
December 31, 2017	$226.2			$—			$—
December 31, 2016	234.1			—			—
Interest accretion
For the year ended:
December 31, 2017	$35.0			$—			$—
December 31, 2016	36.3			—			—
December 31, 2015	37.6			—			—

11. Debt

Short-Term Debt

As of December 31, 2017 and 2016, we had $0.0 million and $76.5 million, respectively, of outstanding borrowings related to affiliated credit facilities, which consisted of a payable to PFS, with no assets pledged as support. Interest paid on intercompany debt was $0.6 million, $0.6 million and $0.4 million during 2017, 2016 and 2015, respectively. As of December 31, 2017 and 2016, we had short-term credit facilities with various financial institutions in an aggregate amount of $845.0 million and $945.0 million, respectively. Our current credit facilities include a $600.0 million 5-year facility with PFG, PFS and us as co-borrowers that matures March 2022 and a $200.0 million 5-year credit facility, with PFG, PFS, Principal Financial Services V (UK) LTD and us as co-borrowers, of which $11.0 million matures March 2020 and $189.0 million matures March 2022. The revolving credit facilities are committed and available for general corporate purposes. In addition to the revolving credit facilities, we have a $45.0 million unsecured line of credit. Our commercial paper programs require 100% back-stop support, of which we had no outstanding balances as of December 31, 2017 and 2016.

The weighted-average interest rate on short-term borrowings as of December 31, 2017 and 2016, was 0.9% and 0.6%, respectively.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

Long-Term Debt

The components of long-term debt were as follows:

	December 31,
	2017	2016
	(in millions)

Non-recourse mortgages and notes payable	$50.5	$—
Total long-term debt	$50.5	$—

The non-recourse mortgages and notes payable are primarily financings for real estate developments. Outstanding principal balances as of December 31, 2017, ranged from $2.8 million to $16.4 million per development with interest rates ranging from 3.9% to 4.8%. Outstanding principal balances as of December 31, 2016, were $0.0 million due to outstanding debt maturing in 2016. Outstanding debt is secured by the underlying real estate properties, which were reported as real estate on our consolidated statements of financial position with a carrying value of $179.6 million and $0.0 million as of December 31, 2017 and 2016, respectively.

As of December 31, 2017, future annual maturities of long-term debt were as follows (in millions):

Year ending December 31:
2018	$—
2019	—
2020	—
2021	—
2022	—
Thereafter	50.5
Total future maturities of the long-term debt	$50.5

12. Income Taxes

Income Tax Expense

Our income tax expense was as follows:

	For the year ended December 31,
	2017	2016	2015
	(in millions)
Current income taxes:
U.S. federal	$(36.8)	$63.1	$219.3
State	45.7	9.3	8.9
Foreign	0.1	—	(1.0)
Tax benefit of operating loss carryforward	(0.1)	—	(42.3)
Total current income taxes	8.9	72.4	184.9
Deferred income taxes (benefits):
U.S. federal	(551.3)	139.7	28.6
State	24.0	(0.2)	1.5
Total deferred income taxes (benefits)	(527.3)	139.5	30.1
Total income taxes	$(518.4)	$211.9	$215.0

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

Our income before income taxes was as follows:

	For the year ended December 31,
	2017	2016	2015
	(in millions)
Domestic	$1,717.7	$1,193.3	$1,035.9
Foreign	0.3	0.3	0.9
Total income before income taxes	$1,718.0	$1,193.6	$1,036.8

Effective Income Tax Rate

Our provision for income taxes may not have the customary relationship of taxes to income. A reconciliation between the U.S. corporate income tax rate and the effective income tax rate was as follows:

	For the year ended December 31,
	2017	2016	2015
U.S. corporate income tax rate	35%	35%	35%
Impact of the Tax Cuts and Jobs Act	(54)	—	—
Dividends received deduction	(10)	(14)	(16)
Tax credits	(3)	(3)	(3)
Interest exclusion from taxable income	(1)	(2)	(2)
State income taxes	3	—	—
Impact of court ruling on some uncertain tax positions	—	—	4
Other	—	2	3
Effective income tax rate	(30)%	18%	21%

U.S. tax reform made broad and complex changes to the U.S. Internal Revenue Code applicable to us. The primary impact on our 2017 financial results was associated with the effect of reducing the U.S. statutory tax rate from 35% to 21% on our deferred balances as of December 31, 2017. Other provisions of the U.S. tax reform not effective until January 1, 2018, include, but are not limited to: 1) provisions reducing the dividends received deduction; 2) essentially eliminating U.S. federal income taxes on dividends from foreign subsidiaries; 3) retaining an element of current inclusion of certain earnings of controlled foreign corporations; 4) eliminating the corporate alternative minimum tax (‘‘AMT’’); and, 5) changing how existing AMT credits will be realized.

Unrecognized Tax Benefits

Our changes in unrecognized tax benefits were as follows:

	For the year ended December 31,
	2017	2016
	(in millions)
Balance at beginning of period	$202.6	$215.2
Additions based on tax positions related to the current year	7.2	—
Additions for tax positions of prior years	19.3	—
Reductions for tax positions related to the current year	(3.4)	(12.6)
Reductions for tax positions of prior years	(0.5)	—
Settlements	(36.7)	—
Balance at end of period (1)	$188.5	$202.6
(1) If recognized, $46.1 million of the above amount of unrecognized tax benefits would reduce our 2017 effective income tax rate. We recognize interest and penalties related to uncertain tax positions in operating expenses within the consolidated statements of operations.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

As of December 31, 2017 and 2016, we had recognized $125.3 million and $142.3 million of accumulated pre-tax interest and penalties related to unrecognized tax benefits, respectively. We believe there is a reasonable possibility a significant amount of the unrecognized tax benefits will reverse in the next twelve months considering a settlement with the Department of Justice approved by the Joint Committee of Taxation in August 2017 but still pending final determination as of December 31, 2017. We do not expect the final determination of these unrecognized tax benefits to have a material impact on our net income.

Net Deferred Income Taxes

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The deferred tax balances as of December 31, 2017, were remeasured as a result of the U.S. tax reform reducing the U.S. statutory tax rate from 35% to 21% effective January 1, 2018. This was because the new rate is applicable to the reversal of cumulative temporary differences thereafter. Our significant components of net deferred income taxes were as follows:

	December 31,
	2017	2016
	(in millions)
Deferred income tax assets:
Insurance liabilities	$9.8	$88.2
Investments, including derivatives	159.1	306.7
Net operating loss carryforwards	0.4	0.5
Tax credit carryforwards	235.7	197.7
Employee benefits	—	34.3
Intangible assets	0.1	—
Other deferred income tax assets	33.6	99.7
Total deferred income tax assets	438.7	727.1
Deferred income tax liabilities:
Deferred acquisition costs	(551.7)	(876.8)
Investments, including derivatives	(267.0)	(404.5)
Net unrealized gains on available-for-sale securities	(499.4)	(449.7)
Real estate	(146.0)	(122.5)
Gain on sale of discontinued operations (1)	(213.8)	—
Employee benefits	(5.2)	—
Other deferred income tax liabilities	(13.6)	(20.9)
Total deferred income tax liabilities	(1,696.7)	(1,874.4)
Total net deferred income tax liabilities	$(1,258.0)	$(1,147.3)

(1)
Represents a deferred intercompany gain on the sale of PGI LLC to PFS, which was allocated to stockholder’s equity as the result of a taxable common control transaction on the standalone financials of the transferring entity.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

Our net deferred income taxes by jurisdiction were as follows:

	December 31,
	2017	2016
	(in millions)
Deferred income tax liabilities:
U.S. federal	$(1,225.4)	$(1,141.8)
State	(32.6)	(5.5)
Total net deferred income tax liabilities	$(1,258.0)	$(1,147.3)

In management’s judgment, total deferred income tax assets are more likely than not to be realized. Included in the income tax asset are tax carryforwards available to offset future taxable income or income taxes. As of December 31, 2017 and 2016, we had tax credit carryforwards for U.S. federal income tax purposes of $235.7 million and $197.7 million, respectively. Alternative minimum, foreign and general business tax credit carryovers were generated during and since the period we utilized net operating losses, primarily attributable to our captive reinsurance companies that joined our consolidated U.S. federal income tax return beginning in 2012 and 2013. Some of these tax credit carryforwards will become refundable starting in 2019 through full recovery by 2021, and others will expire by 2023 if unused. As of December 31, 2017, all accumulated U.S. federal tax credit carryforwards were anticipated to be utilized before expiration; therefore, no valuation allowance was provided for the related deferred income tax assets.

As of December 31, 2017 and 2016, domestic state net operating loss carryforwards were $6.7 million and $7.0 million, respectively, and will expire between 2021 and 2034. We maintain valuation allowances by jurisdiction against the deferred income tax assets related to certain of these carryforwards, as utilization of these income tax benefits fail the more likely than not criteria in certain jurisdictions. Adjustments to the valuation allowance will be made if there is a change in management’s assessment of the amount of the deferred income tax assets that are more likely than not to be realized. As of December 31, 2017, all accumulated state net operating loss carryforwards are anticipated to be utilized before expiration; therefore, no valuation allowance has been provided for the related deferred income tax assets.

The effects of tax legislation are recognized in the period of enactment. The effects of the U.S. tax reform were reflected in the 2017 financial statements as determined or as reasonably estimated provisional amounts based on available information subject to interpretation in accordance with the SEC's Staff Accounting Bulletin No. 118 ("SAB 118"). SAB 118 provides guidance on accounting for the effects of the U.S. tax reform where our determinations are incomplete but we are able to determine a reasonable estimate. A final determination is required to be made within a measurement period not to extend beyond one year from the enactment date of the U.S. tax reform. The provisional amount is primarily associated with estimation of the one-time deemed repatriation tax considering complexity as well as limited and changing technical tax guidance. Further, the provisional amount also applies in regard to other potential technical interpretations of accounting and taxing authorities related to elements of the U.S. tax reform subject to change.

Other Tax Information

Income tax returns are filed in the U.S. federal jurisdiction as well as various states and foreign jurisdictions where we and one or more of our subsidiaries conduct business. Although determined by jurisdiction, with few exceptions our tax uncertainties relate primarily to the U.S. federal jurisdiction. The Internal Revenue Service (“IRS”) has completed examination of our consolidated U.S. federal income tax returns for years prior to 2009. We are contesting certain issues and have filed suit in the Court of Federal Claims, requesting refunds for the years 1995-2003. We believe there is a reasonable possibility this litigation can be resolved within the next twelve months. As of December 31, 2017 and 2016, we had $231.9 million and $240.2 million, respectively, of current income tax receivables associated with outstanding audit issues reported as other assets in our consolidated statements of financial position.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

We filed claims for refund for tax years 2006 through 2008 in 2015 and tax year 2012 in 2016. The IRS commenced audit of our U.S. federal income tax return for 2009 in the fourth quarter of 2011, 2010 in the first quarter of 2012, 2011 in the first quarter of 2013, and 2012 in the third quarter of 2015. The U.S. federal statute of limitations expired for years prior to 2009, except for pending audit issues. The statute was extended until June 30, 2018 for 2009 through 2012, has expired for 2013, and remains open for years thereafter. The ultimate settlement of earlier tax years can be adjusted into subsequent tax years regardless of statute status. We do not expect the results of these audits, subsequent related adjustments or developments in other tax areas for all open tax years to significantly change the possible increase in the amount of unrecognized tax benefits, but the outcome of tax reviews is uncertain and unforeseen results can occur.

The U.S. Court of Federal Claims denied cross-motions for partial summary judgment on February 4, 2015, and ordered a trial on the previously taxed income issue in the case of Principal Life Insurance Company and Subsidiaries v. the United States. Previously, in the same case, on May 9, 2014, the court ruled against Principal Life's tax treatment of transactions involving the purchase and sale of principal-only certificates. These events caused the re-evaluation of all our pending uncertain tax positions, which resulted in a $30.3 million reduction in net income in the first quarter of 2015. We believe we have adequate defenses against, or sufficient provisions for, the contested issues, but final resolution could take several years while legal remedies are pursued. Consequently, we do not expect the ultimate resolution of issues from tax years 1995-2003 or those that might arise in tax years subsequent to 2003 to have a material impact on our net income.

13. Employee and Agent Benefits

PFG sponsors defined benefit pension plans covering substantially all of our U.S. employees and certain agents. Some of these plans provide supplemental pension benefits to employees and agents with salaries and/or pension benefits in excess of the qualified plan limits imposed by U.S. federal tax law. The employees and agents are generally first eligible for the pension plans when they reach age 21. For plan participants employed prior to January 1, 2002, the pension benefits are based on the greater of a final average pay benefit or a cash balance benefit. The final average pay benefit is based on the years of service and generally the employee's or agent's average annual compensation during the last five years of employment. Partial benefit accrual of final average pay benefits is recognized from first eligibility until retirement based on attained service divided by potential service to age 65 with a minimum of 35 years of potential service. The cash balance portion of the plan started on January 1, 2002. An employee's account is credited with an amount based on the employee's salary, age and service. These credits accrue with interest. For plan participants hired on and after January 1, 2002, only the cash balance plan applies. The policy is to fund the cost of providing pension benefits in the years that the employees and agents are providing service to us. The funding policy for the qualified defined benefit plan is to contribute an amount annually at least equal to the minimum annual contribution required under the Employee Retirement Income Security Act (“ERISA”), and, generally, not greater than the maximum amount that can be deducted for U.S. federal income tax purposes. The funding policy for the nonqualified benefit plan is to fund the plan in the years the employees are providing service, taking into account the funded status of the trust. We reflect pension expense through our expense allocation agreement with PFG.

We provide certain health care, life insurance and long-term care benefits for retired employees. Subsidized retiree health benefits are provided for employees hired prior to January 1, 2002, and who retire prior to January 1, 2020. Employees hired on or after January 1, 2002, or hired prior to January 1, 2002, and who retire on or after January 1, 2020, have access to retiree health benefits but it is intended that they pay for the full cost of the coverage. The health care plans are contributory with participants' contributions adjusted annually. The contributions are based on the number of years of service and age at retirement for those hired prior to January 1, 2002, and who retired prior to January 1, 2011. For employees hired prior to January 1, 2002, and who retired on or after January 1, 2011, but prior to January 1, 2020, the contributions are 60% of the expected cost. As part of the substantive plan, the retiree health contributions are assumed to be adjusted in the future as claim levels change. The life insurance plans are contributory for a small group of previously grandfathered participants that have elected supplemental coverage and dependent coverage. The retiree group term life coverage is not subsidized for those who retire on or after January 1, 2020.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

Covered employees are first eligible for the health and life postretirement benefits when they reach age 57 and have completed ten years of service with us. Retiree long-term care benefits are provided for employees whose retirement was effective prior to July 1, 2000. Our policy is to fund the cost of providing retiree benefits in the years the employees are providing service, taking into account the funded status of the trust. Effective January 2016, PFG became the sponsor of the post-65 retiree medical plan for both employees and individual field agents. Prior to January 2016, we were the sponsor of this plan. In connection with the change in sponsorship, we transferred $27.1 million of plan assets and a $23.0 million postretirement benefit obligation to PFG.

Obligations and Funded Status

The combined funded status, reconciled to amounts recognized in the consolidated statements of financial position relating to other postretirement employee benefit (“OPEB”) plan, was as follows:

	December 31,
	2017	2016
	(in millions)
Change in benefit obligation
Benefit obligation at beginning of year	$(92.6)	$(165.7)
Service cost	(0.1)	(2.1)
Interest cost	(3.3)	(5.3)
Actuarial gain (loss)	(0.5)	0.6
Participant contribution	(3.5)	(3.9)
Benefits paid	8.2	9.2
Plan amendments	—	51.6
Plan transfer due to change in sponsorship	—	23.0
Benefit obligation at end of year	$(91.8)	$(92.6)

Change in plan assets
Fair value of plan assets at beginning of year	$601.4	$627.0
Actual return on plan assets	70.9	6.3
Employer contribution	0.7	0.5
Participant contributions	3.5	3.9
Benefits paid	(8.2)	(9.2)
Plan transfer due to change in sponsorship	—	(27.1)
Fair value of plan assets at end of year	$668.3	$601.4

Amount recognized in statement of financial position
Other assets	$578.3	$510.8
Other liabilities	(1.8)	(2.0)
Total	$576.5	$508.8

Amount recognized in accumulated other comprehensive income
Total net actuarial (gain) loss	$(28.5)	$15.8
Prior service benefit	(12.8)	(46.2)
Pre-tax accumulated other comprehensive income	$(41.3)	$(30.4)

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

Other Postretirement Plan Changes and Plan Gains/Losses

Effective October 31, 2016, subsidies were eliminated for pre-65 retiree medical, retiree dental, and retiree group term life coverage for employees and agents who retire on or after January 1, 2020. The amendment to the OPEB plan resulted in a remeasurement, which resulted in a change in discount rate. This plan amendment reduced our accumulated postretirement benefit obligation by $51.6 million.

Effective January 1, 2016, post-65 medical coverage for employees who retired from January 1, 1992, to December 31, 2010, transitioned from a traditional medical plan to a stipend health reimbursement arrangement. This plan change reduced our accumulated postretirement benefit obligation by $15.5 million as of December 31, 2015. Offsetting this reduction is an adjustment in accumulated postretirement benefit obligation (recognized in fourth quarter 2015 expense) of $5.8 million related to dental plan benefits.

For the year ended December 31, 2017, the other postretirement benefit plans had an actuarial loss primarily due to a decrease in the discount rate offset by actual and projected medical claims costs being lower than previously expected. For the year ended December 31, 2016, the other postretirement benefit plans had an actuarial gain primarily due to actual and projected medical claims costs being lower than previously expected offset by a decrease in the discount rate.

Information for Other Postretirement Benefit Plans With an Accumulated Postretirement Benefit Obligation
in Excess of Plan Assets

	December 31,
	2017	2016
	(in millions)
Accumulated postretirement benefit obligation	$2.2	$2.6
Fair value of plan assets	0.4	0.6

Components of Other Postretirement Benefits Net Periodic Benefit Cost

	For the year ended December 31,
	2017	2016	2015
	(in millions)
Service cost	$0.1	$2.1	$2.0
Interest cost	3.3	5.3	6.6
Expected return on plan assets	(26.2)	(31.5)	(34.0)
Amortization of prior service benefit	(33.4)	(22.9)	(18.4)
Recognized net actuarial (gain) loss	0.1	0.2	(0.8)
Plan amendments	—	—	5.8
Net periodic benefit income	$(56.1)	$(46.8)	$(38.8)

The components of net periodic benefit cost are included in the line item operating expenses on the consolidated statements of operations.

For the other postretirement benefit plans, actuarial gains and losses were amortized with use of the corridors allowed.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

For the other postretirement benefit plans, amounts recognized in pre-tax accumulated other comprehensive (income) loss were as follows:

	For the year ended December 31,
	2017	2016
	(in millions)
Other changes recognized in accumulated other comprehensive (income) loss
Net actuarial (gain) loss	$(44.2)	$24.6
Amortization of net loss	(0.1)	(0.2)
Amortization of prior service benefit	33.4	22.9
Plan transfer due to change in sponsorship	—	15.5
Plan amendments	—	(51.6)
Total recognized in pre-tax accumulated other comprehensive (income) loss	$(10.9)	$11.2
Total recognized in net periodic benefit cost and pre-tax accumulated
other comprehensive income	$(67.0)	$(35.6)

Net actuarial (gain) loss and net prior service cost benefit have been recognized in AOCI. The estimated net actuarial (gain) loss and prior service cost (benefit) for the postretirement benefits that will be amortized from AOCI into net periodic benefit cost during the 2018 fiscal year are $(1.5) million and $(13.9) million, respectively.

Assumptions

Weighted‑average assumptions used for other postretirement benefit plans to determine benefit obligations as disclosed under the Obligations and Funded Status section

	For the year ended December 31,
	2017	2016
Discount rate	3.35%	3.75%
Rate of compensation increase	2.39%	2.44%

Weighted average assumptions used for other postretirement benefit plans to determine net periodic benefit cost

	For the year ended December 31,
	2017	2016	2015
Discount rate (1)	3.75%	3.35%	4.00%
Expected long-term return on plan assets	4.40%	5.25%	5.36%
Rate of compensation increase	2.44%	4.82%	4.82%

(1)
The funded statuses of the OPEB plans for which subsidies were eliminated in 2016 were remeasured as of October 31, 2016, and a portion of the impact was reflected in the 2016 net periodic postretirement benefit cost. A discount rate of 4.15% was used until the remeasurement date at which time a discount rate of 3.35% was used.

For other postretirement benefits, the discount rate is determined by projecting future benefit payments inherent in the accumulated postretirement benefit obligation, and discounting those cash flows using a spot yield curve for high quality corporate bonds. The plans’ expected benefit payments are discounted to determine a present value using the yield curve and the discount rate is the level rate that produces the same present value. The 4.40% expected long-term return on plan assets for 2017 was based on the weighted average expected long-term asset returns for the medical, life and long-term care plans. The expected long-term rates for the medical under age 65, medical and life age 65 and over and long-term care plans were 4.40%, 4.50% and 3.75%, respectively.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

Assumed Health Care Cost Trend Rates

	December 31,
	2017	2016
Health care cost trend rate assumed for next year under age 65	7.0%	7.0%
Health care cost trend rate assumed for next year age 65 and over	7.0%	6.0%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	4.5%	4.5%
Year that the rate reaches the ultimate trend rate (under age 65)	2024	2023
Year that the rate reaches the ultimate trend rate (65 and older)	2024	2021

Assumed health care cost trend rates have a significant effect on the amounts reported for the health care plans. A one-percentage-point change in assumed health care cost trend rates would have the following effects:

	1-percentage	1-percentage
	point increase	point decrease
	(in millions)
Effect on total of service cost and interest cost components	$0.1	$(0.1)
Effect on accumulated postretirement benefit obligation	(1.5)	1.4

Other Postretirement Benefit Plan Assets

Fair value is defined as the price that would be received to sell an asset in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels.

•
Level 1 – Fair values are based on unadjusted quoted prices in active markets for identical assets. Our Level 1 assets include cash, fixed income investment funds, exchange traded equity securities and alternative mutual fund investments.

•
Level 2 – Fair values are based on inputs other than quoted prices within Level 1 that are observable for the asset, either directly or indirectly. Our Level 2 assets primarily include fixed income and equity investment funds.

•	Level 3 – Fair values are based on significant unobservable inputs for the asset. Our Level 3 assets include a general account investment.

Our other postretirement benefit plan assets consist of cash, investments in fixed income security portfolios, investments in equity security portfolios, investments in alternative mutual fund portfolios and investment in a real estate mutual fund. Because of the nature of cash, its carrying amount approximates fair value. The fair value of fixed income investment funds, U.S. equity portfolios and international equity portfolios is based on quoted prices in active markets for identical assets. The fair value of the alternative mutual fund portfolios and the real estate mutual fund are based on quoted market prices, which represent the net asset value (“NAV”) of shares held by the other postretirement benefit plan. The fair value of our general account investment is the amount the plan would receive if withdrawing funds from this participating contract. The amount that would be received is calculated using a cash-out factor based on an associated pool of general account fixed income securities. The cash-out factor is a ratio of the asset investment value of these securities to asset book value. As the investment values change, the cash-out factor is adjusted, impacting the amount the plan receives at measurement date. To determine investment value for each category of assets, we project cash flows. This is done using contractual provisions for the assets, with adjustment for expected prepayments and call provisions. Projected cash flows are discounted to present value for each asset category. Interest rates for discounting are based on current rates on similar new assets in the general account based on asset strategy.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

The fair value of the other postretirement benefit plans’ assets by asset category as of the most recent measurement date was as follows:

	December 31, 2017
	Assets	Fair value hierarchy level
	measured at
	fair value	Level 1	Level 2	Level 3
	(in millions)
Asset category
Cash and cash equivalents	$0.3	$0.3	$—	$—
Fixed income security portfolios:
Fixed income investment funds (1)	200.1	168.0	32.1	—
U.S. equity portfolios (2)	153.3	102.4	50.9	—
International equity portfolios (3)	63.1	53.0	10.1	—
Alternative mutual fund portfolios (4)	244.8	244.8	—	—
Real estate mutual fund (5)	6.7	6.7	—	—
Total	$668.3	$575.2	$93.1	$—

	December 31, 2016
	Assets	Fair value hierarchy level
	measured at
	fair value	Level 1	Level 2	Level 3
	(in millions)
Asset category
Cash and cash equivalents	$1.2	$1.2	$—	$—
Fixed income security portfolios:
Fixed income investment funds (1)	186.8	155.6	31.2	—
U.S. equity portfolios (2)	138.4	96.1	42.3	—
International equity portfolios (3)	47.3	39.3	8.0	—
Alternative mutual fund portfolios (4)	221.3	221.3	—	—
Real estate mutual fund (5)	6.4	6.4	—	—
Total	$601.4	$519.9	$81.5	$—

(1)
The portfolios invest in various fixed income securities, primarily of U.S. origin. These include, but are not limited to, corporate bonds, residential mortgage-backed securities, commercial mortgage-backed securities, U.S. Treasury securities, agency securities, asset-backed securities and collateralized mortgage obligations.

(2)	The portfolios invest primarily in publicly traded equity securities of large U.S. companies.

(3)	The portfolios invest primarily in publicly traded equity securities of non-U.S. companies.

(4)	The portfolios invest primarily in equities, corporate bonds, foreign currencies, convertible securities and derivatives.

(5)	The mutual fund invests primarily in U.S. commercial real estate properties.
As of December 31, 2017 and 2016, $93.2 million and $81.8 million of assets, respectively, in cash, fixed income security portfolios, U.S. equity portfolios and international equity portfolios were included in a trust owned life insurance contract.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

The reconciliation for all assets measured at fair value using significant unobservable inputs (Level 3) is as follows:

For the year ended December 31, 2016
Actual return gains (losses)
	Beginning	on plan assets					Ending
	assets	Relating to		Net			assets
	balance	assets still	Relating to	purchases,			balance
	as of	held at the	assets sold	sales,	Transfers	Transfers	as of
	December 31,	reporting	during the	and	into	out of	December 31,
	2015	date	period	settlements	Level 3	Level 3	2016
(in millions)
Asset category
General account investment	$33.5	$(1.7)	$(33.6)	$1.8	$—	$—	$—

For the year ended December 31, 2015
Actual return gains (losses)
	Beginning	on plan assets					Ending
	assets	Relating to		Net			assets
	balance	assets still	Relating to	purchases,			balance
	as of	held at the	assets sold	sales,	Transfers	Transfers	as of
	December 31,	reporting	during the	and	into	out of	December 31,
	2014	date	period	settlements	Level 3	Level 3	2015
(in millions)
Asset category
General account investment	$36.3	$0.2	$—	$(3.0)	$—	$—	$33.5

We have established an investment policy that provides the investment objectives and guidelines for the other postretirement benefit plans. Our investment strategy is to achieve the following:

•	Obtain a reasonable long-term return consistent with the level of risk assumed and at a cost of operation within prudent levels. Performance benchmarks are monitored.

•	Ensure sufficient liquidity to meet the emerging benefit liabilities for the plans.

•
Provide for diversification of assets in an effort to avoid the risk of large losses and maximize the investment return to the other postretirement benefit plans consistent with market and economic risk.

In administering the other postretirement benefit plans’ asset allocation strategies, we consider the projected liability stream of benefit payments, the relationship between current and projected assets of the plan and the projected actuarial liabilities streams, the historical performance of capital markets adjusted for the perception of future short‑ and long-term capital market performance and the perception of future economic conditions.

According to our investment policy, the target asset allocation for the other postretirement benefit plans is:

Asset category	Target allocation
U.S. equity portfolios	24%
International equity portfolios	15%
Fixed income security portfolios	32%
Alternatives	24%
Real estate	5%

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

Estimated Future Benefit Payments

The estimated future benefit payments, which reflect expected future service are:

Other postretirement
benefits (gross benefit
payments, including
prescription drug benefits)
(in millions)
Year ending December 31:
2018	$11.0
2019	11.6
2020	10.8
2021	9.9
2022	9.2
2023-2027	8.4

The above table reflects the total estimated future benefits to be paid from the plan, including both our share of the benefit cost and the participants' share of the cost, which is funded by their contributions to the plan. The assumptions used in calculating the estimated future benefit payments are the same as those used to measure the benefit obligation for the year ended December 31, 2017.

Defined Contribution and Deferred Compensation Plans

Prior to December 2016, we had defined contribution plans that were generally available to all U.S. employees and agents. Eligible participants could not contribute more than $18,000 of their compensation to the plans in 2017. Effective January 1, 2006, we made several changes to the retirement programs. In general, the pension and supplemental executive retirement plan benefit formulas were reduced, and the 401(k) matching contribution was increased. Employees who were ages 47 or older with at least ten years of service on December 31, 2005, could elect to retain the prior benefit provisions and forgo receipt of the additional matching contributions. The employees who elected to retain the prior benefit provisions are referred to as “Grandfathered Choice Participants.” We matched the Grandfathered Choice Participant's contribution at a 50% contribution rate up to a maximum matching contribution of 3% of the participant's compensation. For all other participants, we matched the participant's contributions at a 75% contribution rate up to a maximum matching contribution of 6% of the participant's compensation. The defined contribution plans allow employees to choose among various investment options, including PFG’s common stock. We contributed $42.5 million and $45.7 million in 2016 and 2015, respectively, to the qualified defined contribution plans.

 Prior to December 2016, we also had nonqualified deferred compensation plans available to select employees and agents that allowed them to defer compensation amounts in excess of limits imposed by federal tax law with respect to the qualified plans. For certain nonqualified deferred compensation plans that included an employer matching contribution, in 2016 we matched the Grandfathered Choice Participant's deferral at a 50% match deferral rate up to a maximum matching deferral of 3% of the participant's compensation. For all other participants in nonqualified deferred compensation plans that included an employer matching contribution, we matched the participant's deferral at a 75% match deferral rate up to a maximum matching deferral of 6% of the participant's compensation. We contributed $2.8 million and $4.5 million in 2016 and 2015, respectively, to the nonqualified deferred compensation plans.

Effective December 2016, PFG became the sponsor of the defined contribution and nonqualified deferred compensation plans. In connection with the change in sponsorship, we transferred $227.5 million of plan assets and $225.5 million of liabilities to PFG. In addition, deferred tax assets of $72.5 million were transferred to PFG from us associated with the change in sponsorship. We continue to reflect benefits expense through our expense allocation agreement with PFG.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

14. Contingencies, Guarantees and Indemnifications

Litigation and Regulatory Contingencies

We are regularly involved in litigation, both as a defendant and as a plaintiff, but primarily as a defendant. Litigation naming us as a defendant ordinarily arises out of our business operations as a provider of asset management and accumulation products and services; individual life insurance, specialty benefits insurance and our investment activities. Some of the lawsuits may be class actions, or purport to be, and some may include claims for unspecified or substantial punitive and treble damages.

We may discuss such litigation in one of three ways. We accrue a charge to income and disclose legal matters for which the chance of loss is probable and for which the amount of loss can be reasonably estimated. We may disclose contingencies for which the chance of loss is reasonably possible and provide an estimate of the possible loss or range of loss or a statement that such an estimate cannot be made. Finally, we may voluntarily disclose loss contingencies for which the chance of loss is remote in order to provide information concerning matters that potentially expose us to possible losses.

In addition, regulatory bodies such as state insurance departments, the United States Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor and other regulatory agencies in the U.S. regularly make inquiries and conduct examinations or investigations concerning our compliance with, among other things, insurance laws, securities laws, Employee Retirement Income Security Act and laws governing the activities of broker-dealers. We receive requests from regulators and other governmental authorities relating to industry issues and may receive additional requests, including subpoenas and interrogatories, in the future.

In 2008, we received approximately $440.0 million in connection with the termination of certain structured transactions and the resulting prepayment of our investment in those transactions. The transactions involved Lehman Brothers Special Financing Inc. and Lehman Brothers Holdings Inc. (collectively, ‘‘Lehman’’) in various capacities. Subsequent to Lehman’s 2008 bankruptcy filing, its bankruptcy estate initiated several lawsuits seeking to recover from numerous sources significant amounts to which it claims entitlement under various theories. We are one of a large group of defendants to this action. The estate’s claim against us, including interest, was approximately $600.0 million. On June 28, 2016, the bankruptcy court granted the Defendants’ motion to dismiss directed at common issues and dismissed with prejudice all claims against us. Lehman appealed the bankruptcy court’s decision to the U.S. District Court for the Southern District of New York. On January 4, 2018, Lehman filed a notice of voluntary dismissal, dismissing with prejudice the claims against us.

While the outcome of any pending or future litigation or regulatory matter cannot be predicted, management does not believe any such matter will have a material adverse effect on our business or financial position. As of December 31, 2017, we had no estimated losses accrued related to the legal matters discussed above because we believe the chance of loss from these matters is not probable and the amount of loss cannot be reasonably estimated.

We believe all of the litigation contingencies discussed above involve a chance of loss that is either remote or reasonably possible. Unless otherwise noted, all of these matters involve unspecified claim amounts, in which the respective plaintiffs seek an indeterminate amount of damages. To the extent such matters present a reasonably possible chance of loss, we are generally not able to estimate the possible loss or range of loss associated therewith.

The outcome of such matters is always uncertain, and unforeseen results can occur. It is possible such outcomes could require us to pay damages or make other expenditures or establish accruals in amounts we could not estimate as of December 31, 2017.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

Guarantees and Indemnifications

In the normal course of business, we have provided guarantees to our ultimate parent, PFG, related to benefit payments of the nonqualified pension plans and the nonqualified deferred compensation plans. We also provided guarantees to third parties primarily related to a former subsidiary. The terms of these agreements range in duration and often are not explicitly defined. The maximum exposure under these agreements as of December 31, 2017, was approximately $273.0 million. At inception, the fair value of such guarantees was insignificant. In addition, we believe the likelihood is remote that material payments will be required. Therefore, any liability accrued within our consolidated statements of financial position is insignificant. Should we be required to perform under these guarantees, we generally could recover a portion of the loss from third parties through recourse provisions included in agreements with such parties, the sale of assets held as collateral that can be liquidated in the event performance is required under the guarantees or other recourse generally available to us; therefore, such guarantees would not result in a material adverse effect on our business or financial position. While the likelihood is remote, such outcomes could materially affect net income in a particular quarter or annual period.

We are also subject to various other indemnification obligations issued in conjunction with divestitures, acquisitions and financing transactions whose terms range in duration and often are not explicitly defined. Certain portions of these indemnifications may be capped, while other portions are not subject to such limitations; therefore, the overall maximum amount of the obligation under the indemnifications cannot be reasonably estimated. At inception, the fair value of such indemnifications was insignificant. In addition, we believe the likelihood is remote that material payments will be required. Therefore, any liability accrued within our consolidated statements of financial position is insignificant. While we are unable to estimate with certainty the ultimate legal and financial liability with respect to these indemnifications, we believe that performance under these indemnifications would not result in a material adverse effect on our business or financial position. While the likelihood is remote, performance under these indemnifications could materially affect net income in a particular quarter or annual period.

Guaranty Funds

Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. A state’s fund assesses its members based on their pro rata market share of written premiums in the state for the classes of insurance for which the insolvent insurer was engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. We accrue liabilities for guaranty fund assessments when an assessment is probable, can be reasonably estimated and when the event obligating us to pay has occurred. While we cannot predict the amount and timing of any future assessments, we have established reserves we believe are adequate for assessments relating to insurance companies that are currently subject to insolvency proceedings. As of December 31, 2017 and 2016, the liability balance for guaranty fund assessments, which is not discounted, was $23.3 million and $14.9 million, respectively, and was reported within other liabilities in the consolidated statements of financial position. As of December 31, 2017 and 2016, $11.3 million and $5.7 million, respectively, related to premium tax offsets were included in premiums due and other receivables in the consolidated statements of financial position.

Operating Leases

As a lessee, we lease office space, data processing equipment, office furniture and office equipment under various operating leases. Rental expense for the years ended December 31, 2017, 2016 and 2015, was $23.0 million, $27.2 million and $26.0 million, respectively.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

The following represents payments due by period for operating lease obligations (in millions):

Year ending December 31:
2018	$28.8
2019	22.0
2020	16.9
2021	13.1
2022	9.8
2023 and thereafter	26.2
Total operating lease obligations	116.8
Less: Future sublease rental income on noncancelable leases	6.5
Total future minimum lease payments	$110.3

Capital Leases

We lease buildings and hardware storage equipment under capital leases. As of December 31, 2017 and 2016, these leases had a gross asset balance of $54.3 million and $55.4 million and accumulated depreciation of $30.6 million and $27.9 million, respectively. Depreciation expense for the years ended December 31, 2017, 2016 and 2015, was $9.9 million, $11.1 million and $10.8 million, respectively.

The following represents future minimum lease payments due by period for capital lease obligations (in millions).

Year ending December 31:
2018	$11.4
2019	9.4
2020	3.5
2021	0.7
2022	0.2
2023 and thereafter	—
Total	25.2
Less: Amounts representing interest	0.8
Net present value of minimum lease payments	$24.4

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

15. Stockholder's Equity

Other Comprehensive Income (Loss)

	For the year ended December 31, 2017
	Pre-Tax	Tax	After-Tax
	(in millions)
Net unrealized gains on available-for-sale securities during the period	$1,028.5	$(325.0)	$703.5
Reclassification adjustment for losses included in net income (1)	65.6	(22.8)	42.8
Adjustments for assumed changes in amortization patterns	(26.2)	9.3	(16.9)
Adjustments for assumed changes in policyholder liabilities	(168.5)	59.0	(109.5)
Net unrealized gains on available-for-sale securities	899.4	(279.5)	619.9

Noncredit component of impairment losses on fixed maturities,
available-for-sale during the period	49.7	(17.4)	32.3
Adjustments for assumed changes in amortization patterns	(6.4)	2.3	(4.1)
Adjustments for assumed changes in policyholder liabilities	(1.3)	0.5	(0.8)
Noncredit component of impairment losses on fixed maturities,
available-for-sale (2)	42.0	(14.6)	27.4

Net unrealized losses on derivative instruments during the period	(46.7)	16.0	(30.7)
Reclassification adjustment for gains included in net income (3)	(42.4)	15.1	(27.3)
Adjustments for assumed changes in amortization patterns	3.9	(1.3)	2.6
Adjustments for assumed changes in policyholder liabilities	9.6	(3.3)	6.3
Net unrealized losses on derivative instruments	(75.6)	26.5	(49.1)

Unrecognized postretirement benefit obligation during the period	44.2	(9.2)	35.0
Amortization of amounts included in net periodic benefit cost (4)	(33.3)	11.6	(21.7)
Net unrecognized postretirement benefit obligation	10.9	2.4	13.3

Other comprehensive income	$876.7	$(265.2)	$611.5

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

	For the year ended December 31, 2016
	Pre-Tax	Tax	After-Tax
	(in millions)
Net unrealized gains on available-for-sale securities during the period	$116.2	$(44.4)	$71.8
Reclassification adjustment for losses included in net income (1)	78.1	(23.3)	54.8
Adjustments for assumed changes in amortization patterns	5.6	(2.0)	3.6
Adjustments for assumed changes in policyholder liabilities	(40.5)	14.1	(26.4)
Net unrealized gains on available-for-sale securities	159.4	(55.6)	103.8

Noncredit component of impairment losses on fixed maturities,
available-for-sale during the period	3.1	(1.1)	2.0
Adjustments for assumed changes in amortization patterns	(3.4)	1.2	(2.2)
Adjustments for assumed changes in policyholder liabilities	0.8	(0.3)	0.5
Noncredit component of impairment losses on fixed maturities,
available-for-sale (2)	0.5	(0.2)	0.3

Net unrealized gains on derivative instruments during the period	32.6	(7.5)	25.1
Reclassification adjustment for gains included in net income (3)	(36.8)	9.1	(27.7)
Adjustments for assumed changes in amortization patterns	2.9	(1.0)	1.9
Adjustments for assumed changes in policyholder liabilities	16.9	(6.0)	10.9
Net unrealized gains on derivative instruments	15.6	(5.4)	10.2

Unrecognized postretirement benefit obligation during the period	27.1	(9.5)	17.6
Amortization of amounts included in net periodic benefit cost (4)	(22.7)	8.0	(14.7)
Net unrecognized postretirement benefit obligation	4.4	(1.5)	2.9

Other comprehensive income	$179.9	$(62.7)	$117.2

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

	For the year ended December 31, 2015
	Pre-Tax	Tax	After-Tax
	(in millions)
Net unrealized losses on available-for-sale securities during the period	$(1,552.7)	$544.0	$(1,008.7)
Reclassification adjustment for losses included in net income (1)	16.7	(5.8)	10.9
Adjustments for assumed changes in amortization patterns	201.2	(70.4)	130.8
Adjustments for assumed changes in policyholder liabilities	645.2	(225.9)	419.3
Net unrealized losses on available-for-sale securities	(689.6)	241.9	(447.7)

Noncredit component of impairment losses on fixed maturities,
available-for-sale during the period	29.2	(10.3)	18.9
Adjustments for assumed changes in amortization patterns	(0.9)	0.3	(0.6)
Adjustments for assumed changes in policyholder liabilities	0.7	(0.2)	0.5
Noncredit component of impairment losses on fixed maturities,
available-for-sale (2)	29.0	(10.2)	18.8

Net unrealized gains on derivative instruments during the period	58.4	(20.4)	38.0
Reclassification adjustment for gains included in net income (3)	(45.2)	15.9	(29.3)
Adjustments for assumed changes in amortization patterns	19.5	(6.9)	12.6
Adjustments for assumed changes in policyholder liabilities	(10.8)	3.8	(7.0)
Net unrealized gains on derivative instruments	21.9	(7.6)	14.3

Foreign currency translation adjustment	—	(0.1)	(0.1)

Unrecognized postretirement benefit obligation during the period	(28.2)	9.9	(18.3)
Amortization of amounts included in net periodic benefit cost (4)	(19.2)	6.7	(12.5)
Net unrecognized postretirement benefit obligation	(47.4)	16.6	(30.8)

Other comprehensive loss	$(686.1)	$240.6	$(445.5)

(1)	Pre-tax reclassification adjustments relating to available-for-sale securities are reported in net realized capital gains (losses) on the consolidated statements of operations.
(2) Represents the net impact of (1) unrealized gains resulting from reclassification of previously recognized noncredit impairment losses from OCI to net realized capital gains (losses) for fixed maturities with bifurcated OTTI that had additional credit losses or fixed maturities that previously had bifurcated OTTI that have now been sold or are intended to be sold and (2) unrealized losses resulting from reclassification of noncredit impairment losses for fixed maturities with bifurcated OTTI from net realized capital gains (losses) to OCI.
(3) See Note 7, Derivative Financial Instruments – Cash Flow Hedges, for further details.
(4) Amount is comprised of amortization of prior service cost (benefit) and recognized net actuarial (gain) loss, which is reported in operating expenses on the consolidated statements of operations. See Note 13, Employee and Agent Benefits – Components of Net Periodic Benefit Cost, for further details.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

Accumulated Other Comprehensive Income

		Noncredit
	Net unrealized	component of	Net unrealized	Foreign	Unrecognized	Accumulated
	gains on	impairment losses	gains on	currency	postretirement	other
	available-for-sale	on fixed maturities	derivative	translation	benefit	comprehensive
	securities	available-for-sale	instruments	adjustment	obligation	income
	(in millions)
Balances as of January 1, 2015	$1,057.5	$(104.9)	$77.2	$(0.9)	$57.8	$1,086.7
Other comprehensive loss
during the period, net of
adjustments	(458.6)	—	43.6	—	(18.3)	(433.3)
Amounts reclassified from AOCI	10.9	18.8	(29.3)	—	(12.5)	(12.1)
Other comprehensive loss	(447.7)	18.8	14.3	—	(30.8)	(445.4)
Balances as of December 31, 2015	609.8	(86.1)	91.5	(0.9)	27.0	641.3
Other comprehensive income
during the period, net of
adjustments	49.0	—	37.9	—	17.6	104.5
Amounts reclassified from AOCI	54.8	0.3	(27.7)	—	(14.7)	12.7
Other comprehensive income	103.8	0.3	10.2	—	2.9	117.2
Net assets transferred to affiliate
due to change in benefit plan
sponsorship	—	—	—	—	(10.1)	(10.1)
Balances as of December 31, 2016	713.6	(85.8)	101.7	(0.9)	19.8	748.4
Other comprehensive income
during the period, net of
adjustments	577.1	—	(21.8)	—	35.0	590.3
Amounts reclassified from AOCI	42.8	27.4	(27.3)	—	(21.7)	21.2
Other comprehensive income	619.9	27.4	(49.1)	—	13.3	611.5
Sale of subsidiary to parent, net of
related income taxes, as part of a
common control transaction	—	—	—	(0.1)	—	(0.1)
Balances as of December 31, 2017	$1,333.5	$(58.4)	$52.6	$(1.0)	$33.1	$1,359.8

Noncontrolling Interest

Interests held by unaffiliated parties in consolidated entities are reflected in noncontrolling interest, which represents the noncontrolling partners’ share of the underlying net assets of our consolidated subsidiaries. Noncontrolling interest that is not redeemable is reported in the equity section of the consolidated statements of financial position.

The noncontrolling interest holders in certain of our consolidated entities maintained an equity interest that was redeemable at the option of the holder, which could have been exercised on varying dates. Since redemption of the noncontrolling interest was outside of our control, this interest was presented on the consolidated statements of financial position line item titled “Redeemable noncontrolling interest.”

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

For our redeemable noncontrolling interest related to consolidated subsidiaries, redemptions were required to be purchased at fair value or a value based on a formula that management intended to reasonably approximate fair value based on a fixed multiple of earnings over a measurement period. The carrying value of the redeemable noncontrolling interest was compared to the redemption value at each reporting period. Any adjustments to the carrying amount of the redeemable noncontrolling interest for changes in redemption value prior to exercise of the redemption option were determined after the attribution of net income or loss of the subsidiary and were recognized in the redemption value as they occurred. Adjustments to the carrying value of redeemable noncontrolling interest resulted in adjustments to additional paid-in capital and/or retained earnings. Adjustments were recorded in retained earnings to the extent the redemption value of the redeemable noncontrolling interest exceeded its fair value. All other adjustments to the redeemable noncontrolling interest were recorded in additional paid-in capital.

Following is a reconciliation of the changes in the redeemable noncontrolling interest (in millions):

Balance as of January 1, 2015	$21.1
Net income attributable to redeemable noncontrolling interest	0.8
Distributions to redeemable noncontrolling interest	(1.0)
Purchase of subsidiary shares from redeemable noncontrolling interest	(1.7)
Sale to affiliate (1)	(19.1)
Other comprehensive income attributable to redeemable noncontrolling interest	(0.1)
Balance as of December 31, 2015	$—

(1)	See Note 3, Related Party Transactions, for additional information.

Dividend Limitations

Under Iowa law, we may pay dividends only from the earned surplus arising from our business and must receive the prior approval of the Commissioner of Insurance of the State of Iowa (the “Commissioner”) to pay stockholder dividends or make any other distribution if such dividends or distributions would exceed certain statutory limitations. Iowa law gives the Commissioner discretion to disapprove requests for distributions in excess of these limitations. Extraordinary dividends include those made, together with dividends and other distributions, within the preceding twelve months that exceed the greater of (i) 10% of our statutory policyholder surplus as of the previous year-end or (ii) the statutory net gain from operations from the previous calendar year, not to exceed earned surplus. Based on this limitation and 2017 statutory results, our dividend limitation is approximately $1,122.4 million in ordinary stockholder dividends in 2018 without prior regulatory approval. However, because the dividend test is based on dividends previously paid over rolling 12-month periods, if paid before a specified date during 2018, some or all of such dividends may be extraordinary and require regulatory approval.

On May 1, 2017, we sold our ownership interest in PGI LLC to PFS in connection with a corporate reorganization designed to better utilize and allocate capital internally. Subsequent to the sale, we paid an extraordinary dividend of $1,068.4 million to PFS with the cash proceeds received from the sale, which was approved by the Commissioner.

16. Fair Value Measurements

We use fair value measurements to record fair value of certain assets and liabilities and to estimate fair value of financial instruments not recorded at fair value but required to be disclosed at fair value. Certain financial instruments, particularly policyholder liabilities other than investment contracts, are excluded from these fair value disclosure requirements.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

Valuation Hierarchy

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety considering factors specific to the asset or liability.

•
Level 1 – Fair values are based on unadjusted quoted prices in active markets for identical assets or liabilities. Our Level 1 assets and liabilities primarily include exchange traded equity securities, mutual funds and U.S. Treasury bonds.

•
Level 2 – Fair values are based on inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly. Our Level 2 assets and liabilities primarily include fixed maturities (including public and private bonds), equity securities, cash equivalents, derivatives and other investments.

•
Level 3 – Fair values are based on at least one significant unobservable input for the asset or liability. Our Level 3 assets and liabilities primarily include fixed maturities, real estate and commercial mortgage loan investments of our separate accounts, complex derivatives and embedded derivatives.

Determination of Fair Value

The following discussion describes the valuation methodologies and inputs used for assets and liabilities measured at fair value on a recurring basis or disclosed at fair value. The techniques utilized in estimating the fair value of financial instruments are reliant on the assumptions used. Care should be exercised in deriving conclusions about our business, its value or financial position based on the fair value information of financial instruments presented below.

Fair value estimates are made based on available market information and judgments about the financial instrument at a specific point in time. Such estimates do not consider the tax impact of the realization of unrealized gains or losses. In addition, the disclosed fair value may not be realized in the immediate settlement of the financial instrument. We validate prices through an investment analyst review process, which includes validation through direct interaction with external sources, review of recent trade activity or use of internal models. In circumstances where broker quotes are used to value an instrument, we generally receive one non-binding quote. Broker quotes are validated through an investment analyst review process, which includes validation through direct interaction with external sources and use of internal models or other relevant information. We did not make any significant changes to our valuation processes during 2017.

Fixed Maturities

Fixed maturities include bonds, ABS, redeemable preferred stock and certain non-redeemable preferred securities. When available, the fair value of fixed maturities is based on quoted prices of identical assets in active markets. These are reflected in Level 1 and primarily include U.S. Treasury bonds and actively traded redeemable corporate preferred securities.

When quoted prices of identical assets in active markets are not available, our first priority is to obtain prices from third party pricing vendors. We have regular interaction with these vendors to ensure we understand their pricing methodologies and to confirm they are utilizing observable market information. Their methodologies vary by asset class and include inputs such as estimated cash flows, benchmark yields, reported trades, broker quotes, credit quality, industry events and economic events. Fixed maturities with validated prices from pricing services, which includes the majority of our public fixed maturities in all asset classes, are generally reflected in Level 2. Also included in Level 2 are corporate bonds when quoted market prices are not available, for which an internal model using substantially all observable inputs or a matrix pricing valuation approach is used. In the matrix approach, securities are grouped into pricing categories that vary by sector, rating and average life. Each pricing category is assigned a risk spread based on studies of observable public market data from the investment professionals assigned to specific security classes. The expected cash flows of the security are then discounted back at the current Treasury curve plus the appropriate risk spread. Although the matrix valuation approach provides a fair valuation of each pricing category, the valuation of an individual security within each pricing category may actually be impacted by company specific factors.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

If we are unable to price a fixed maturity security using prices from third party pricing vendors or other sources specific to the asset class, we may obtain a broker quote or utilize an internal pricing model specific to the asset utilizing relevant market information, to the extent available and where at least one significant unobservable input is utilized. These are reflected in Level 3 in the fair value hierarchy and can include fixed maturities across all asset classes. As of December 31, 2017, less than 1% of our total fixed maturities were Level 3 securities valued using internal pricing models.

The primary inputs, by asset class, for valuations of the majority of our Level 2 investments from third party pricing vendors or our internal pricing valuation approach are described below.

U.S. Government and Agencies/Non-U.S. Governments. Inputs include recently executed market transactions, interest rate yield curves, maturity dates, market price quotations and credit spreads relating to similar instruments.

States and Political Subdivisions. Inputs include Municipal Securities Rulemaking Board reported trades, U.S. Treasury and other benchmark curves, material event notices, new issue data and obligor credit ratings.

Corporate. Inputs include recently executed transactions, market price quotations, benchmark yields, issuer spreads and observations of equity and credit default swap curves related to the issuer. For private placement corporate securities valued through the matrix valuation approach inputs include the current Treasury curve and risk spreads based on sector, rating and average life of the issuance.

RMBS, CMBS, Collateralized Debt Obligations and Other Debt Obligations. Inputs include cash flows, priority of the tranche in the capital structure, expected time to maturity for the specific tranche, reinvestment period remaining and performance of the underlying collateral including prepayments, defaults, deferrals, loss severity of defaulted collateral and, for RMBS, prepayment speed assumptions. Other inputs include market indices and recently executed market transactions.

Equity Securities

Equity securities include mutual funds, common stock and non-redeemable preferred stock. Fair values of equity securities are determined using quoted prices in active markets for identical assets when available, which are reflected in Level 1. When quoted prices are not available, we may utilize internal valuation methodologies appropriate for the specific asset that use observable inputs such as underlying share prices or the NAV, which are reflected in Level 2. Fair values might also be determined using broker quotes or through the use of internal models or analysis that incorporate significant assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such securities, which are reflected in Level 3.

Derivatives

The fair values of exchange-traded derivatives are determined through quoted market prices, which are reflected in Level 1. Exchange-traded derivatives include futures that are settled daily, which reduces their fair value in the consolidated statements of financial position. The fair values of OTC cleared derivatives are determined through market prices published by the clearinghouses, which are reflected in Level 2. The clearinghouses may utilize the overnight indexed swap (“OIS”) curve in their valuation. Beginning in 2017, variation margin associated with OTC cleared derivatives is settled daily, which reduces their fair value in the consolidated statements of financial position. The fair values of bilateral OTC derivative instruments are determined using either pricing valuation models that utilize market observable inputs or broker quotes. The majority of our bilateral OTC derivatives are valued with models that use market observable inputs, which are reflected in Level 2. Significant inputs include contractual terms, interest rates, currency exchange rates, credit spread curves, equity prices and volatilities. These valuation models consider projected discounted cash flows, relevant swap curves and appropriate implied volatilities. Certain bilateral OTC derivatives utilize unobservable market data, primarily independent broker quotes that are nonbinding quotes based on models that do not reflect the result of market transactions, which are reflected in Level 3.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

Our non-cleared derivative contracts are generally documented under ISDA Master Agreements, which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties. Collateral arrangements are bilateral and based on current ratings of each entity. We utilize the LIBOR interest rate curve to value our positions, which includes a credit spread. This credit spread incorporates an appropriate level of nonperformance risk into our valuations given the current ratings of our counterparties, as well as the collateral agreements in place. Counterparty credit risk is routinely monitored to ensure our adjustment for non-performance risk is appropriate. Our centrally cleared derivative contracts are conducted with regulated centralized clearinghouses, which provide for daily exchange of cash collateral or variation margin equal to the difference in the daily market values of those contracts that eliminates the non-performance risk on these trades.

Interest Rate Contracts. For non-cleared contracts we use discounted cash flow valuation techniques to determine the fair value of interest rate swaps using observable swap curves as the inputs. These are reflected in Level 2. For centrally cleared contracts we use published prices from clearinghouses. These are reflected in Level 2. In addition, we have a limited number of complex inflation-linked interest rate swaps, interest rate options and swaptions that are valued using broker quotes. These are reflected in Level 3.

Foreign Exchange Contracts. We use discounted cash flow valuation techniques that utilize observable swap curves and exchange rates as the inputs to determine the fair value of foreign currency swaps. These are reflected in Level 2. In addition, we have a limited number of non-standard currency swaps that are valued using broker quotes. These are reflected within Level 3.

Equity Contracts. We use an option pricing model using observable implied volatilities, dividend yields, index prices and swap curves as the inputs to determine the fair value of equity options. These are reflected in Level 2.

Credit Contracts. We use either the ISDA Credit Default Swap Standard discounted cash flow model that utilizes observable default probabilities and recovery rates as inputs or broker prices to determine the fair value of credit default swaps. These are reflected in Level 3. In addition, we had a limited number of total return swaps that were valued based on the observable quoted price of underlying equity indices. These are reflected in Level 2.

Other Investments

Other investments reported at fair value include investment funds reported at fair value or for which the fair value option was elected, commercial mortgage loans of consolidated VIEs for which the fair value option was elected and equity method real estate investments for which the fair value option was elected.

The fair value of investment funds is determined using the NAV of the fund. The NAV of the fund represents the price at which we would be able to initiate a transaction. Investments for which the NAV represents a quoted price in an active market for identical assets are reflected in Level 1. Investments that do not have a quoted price in an active market are reflected in Level 2.

Commercial mortgage loans of consolidated VIEs are valued using the more observable fair value of the liabilities of the CCFEs under the measurement alternative guidance and are reflected in Level 2. The liabilities are affiliated so are not reflected in our consolidated results.

Equity method real estate investments for which the fair value option was elected are reflected in Level 3. The equity method real estate investments consist of underlying real estate and debt. The real estate fair value is estimated using a discounted cash flow valuation model that utilizes public real estate market data inputs such as transaction prices, market rents, vacancy levels, leasing absorption, market cap rates and discount rates. The debt fair value is estimated using a discounted cash flow analysis based on our incremental borrowing rate for similar borrowing arrangements.

Cash Equivalents

Certain cash equivalents are reported at fair value on a recurring basis and include money market instruments and other short-term investments with maturities of three months or less. Fair values of these cash equivalents may be determined using public quotations, when available, which are reflected in Level 1. When public quotations are not available, because of the highly liquid nature of these assets, carrying amounts may be used to approximate fair values, which are reflected in Level 2.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

Separate Account Assets

Separate account assets include equity securities, debt securities and derivative instruments, for which fair values are determined as previously described, and are reflected in Level 1, Level 2 and Level 3. Separate account assets also include commercial mortgage loans, for which the fair value is estimated by discounting the expected total cash flows using market rates that are applicable to the yield, credit quality and maturity of the loans. The market clearing spreads vary based on mortgage type, weighted average life, rating and liquidity. These are reflected in Level 3. Finally, separate account assets include real estate, for which the fair value is estimated using discounted cash flow valuation models that utilize various public real estate market data inputs. In addition, each property is appraised annually by an independent appraiser. The real estate included in separate account assets is recorded net of related mortgage encumbrances for which the fair value is estimated using discounted cash flow analysis based on our incremental borrowing rate for similar borrowing arrangements. The real estate within the separate accounts is reflected in Level 3.

Investment Contracts

Certain annuity contracts and other investment contracts include embedded derivatives that have been bifurcated from the host contract and are measured at fair value on a recurring basis, which are reflected in Level 3. The key assumptions for calculating the fair value of the embedded derivative liabilities are market assumptions (such as equity market returns, interest rate levels, market volatility and correlations) and policyholder behavior assumptions (such as lapse, mortality, utilization and withdrawal patterns). Risk margins are included in the policyholder behavior assumptions. The assumptions are based on a combination of historical data and actuarial judgment. The embedded derivative liabilities are valued using stochastic models that incorporate a spread reflecting our own creditworthiness.

The assumption for our own non-performance risk for investment contracts and any embedded derivatives bifurcated from certain annuity and investment contracts is based on the current market credit spreads for debt-like instruments we have issued and are available in the market.

Other Liabilities

Certain obligations reported in other liabilities include embedded derivatives to deliver underlying securities of structured investments to third parties. The fair value of the embedded derivatives is calculated based on the value of the underlying securities that are valued based on prices obtained from third party pricing vendors as utilized and described in our discussion of how fair value is determined for fixed maturities, which are reflected in Level 2.

As of December 31, 2016, obligations of consolidated VIEs for which the fair value option was elected were included in other liabilities. The VIEs’ unaffiliated obligations were valued utilizing internal pricing models, which were reflected in Level 3.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

Assets and Liabilities Measured at Fair Value on a Recurring Basis

Assets and liabilities measured at fair value on a recurring basis were as follows:

	December 31, 2017
	Assets/	Amount
	(liabilities)	measured at	Fair value hierarchy level
	measured at	net asset
	fair value	value (5)	Level 1	Level 2	Level 3
	(in millions)
Assets
Fixed maturities, available-for-sale:
U.S. government and agencies	$1,317.7	$—	$886.8	$430.9	$—
Non-U.S. governments	528.3	—	—	522.2	6.1
States and political subdivisions	6,757.7	—	—	6,757.7	—
Corporate	33,589.2	—	20.7	33,467.9	100.6
Residential mortgage-backed securities	2,512.7	—	—	2,512.7	—
Commercial mortgage-backed securities	3,667.0	—	—	3,656.4	10.6
Collateralized debt obligations	1,359.3	—	—	1,234.3	125.0
Other debt obligations	5,697.5	—	—	5,695.2	2.3
Total fixed maturities, available-for-sale	55,429.4	—	907.5	54,277.3	244.6
Fixed maturities, trading	49.1	—	—	49.1	—
Equity securities, available-for-sale	94.1	—	47.4	44.0	2.7
Equity securities, trading	6.0	—	6.0	—	—
Derivative assets (1)	247.2	—	—	223.0	24.2
Other investments (2)	101.6	85.8	—	9.3	6.5
Cash equivalents (3)	374.2	—	—	374.2	—
Sub-total excluding separate account assets	56,301.6	85.8	960.9	54,976.9	278.0

Separate account assets	117,300.8	120.4	89,824.1	19,870.0	7,486.3
Total assets	$173,602.4	$206.2	$90,785.0	$74,846.9	$7,764.3

Liabilities
Investment contracts (4)	$(119.6)	$—	$—	$—	$(119.6)
Derivative liabilities (1)	(267.5)	—	—	(262.9)	(4.6)
Other liabilities (4)	(253.2)	—	—	(253.2)	—
Total liabilities	$(640.3)	$—	$—	$(516.1)	$(124.2)

Net assets	$172,962.1	$206.2	$90,785.0	$74,330.8	$7,640.1

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

	December 31, 2016
	Assets/	Amount
	(liabilities)	measured at	Fair value hierarchy level
	measured at	net asset
	fair value	value (5)	Level 1	Level 2	Level 3
	(in millions)
Assets
Fixed maturities, available-for-sale:
U.S. government and agencies	$1,404.6	$—	$986.5	$418.1	$—
Non-U.S. governments	542.1	—	—	534.5	7.6
States and political subdivisions	5,535.6	—	—	5,535.6	—
Corporate	31,076.0	—	21.2	30,909.2	145.6
Residential mortgage-backed securities	2,822.6	—	—	2,822.6	—
Commercial mortgage-backed securities	4,060.2	—	—	3,989.1	71.1
Collateralized debt obligations	758.1	—	—	724.5	33.6
Other debt obligations	5,053.0	—	—	4,961.5	91.5
Total fixed maturities, available-for-sale	51,252.2	—	1,007.7	49,895.1	349.4
Fixed maturities, trading	217.9	—	—	125.0	92.9
Equity securities, available-for-sale	96.3	—	55.2	38.4	2.7
Equity securities, trading	8.2	—	7.5	0.7	—
Derivative assets (1)	871.5	—	—	837.9	33.6
Other investments (2)	143.0	92.7	—	13.4	36.9
Cash equivalents (3)	769.1	—	—	769.1	—
Sub-total excluding separate account assets	53,358.2	92.7	1,070.4	51,679.6	515.5

Separate account assets	103,662.0	—	79,462.9	16,972.8	7,226.3
Total assets	$157,020.2	$92.7	$80,533.3	$68,652.4	$7,741.8

Liabilities
Investment contracts (4)	$(130.8)	$—	$—	$—	$(130.8)
Derivative liabilities (1)	(552.2)	—	—	(530.4)	(21.8)
Other liabilities (4)	(272.2)	—	—	(212.3)	(59.9)
Total liabilities	$(955.2)	$—	$—	$(742.7)	$(212.5)

Net assets	$156,065.0	$92.7	$80,533.3	$67,909.7	$7,529.3
(1) Within the consolidated statements of financial position, derivative assets are reported with other investments and derivative liabilities are reported with other liabilities. Refer to Note 7, Derivative Financial Instruments, for further information on fair value by class of derivative instruments.
(2) Primarily includes investment funds, equity method investments reported at fair value and commercial mortgage loans of consolidated VIEs.
(3) Includes money market instruments and short-term investments with a maturity date of three months or less when purchased.
(4) Includes bifurcated embedded derivatives that are reported at fair value within the same line item in the consolidated statements of financial position in which the host contract is reported. As of December 31, 2016, other liabilities also include obligations of consolidated VIEs reported at fair value.
(5) Certain investments are measured at fair value using the NAV per share (or its equivalent) practical expedient and have not been classified in the fair value hierarchy. Other investments using the NAV practical expedient consist of certain fund interests that are restricted until maturity with unfunded commitments totaling $46.1 million and $57.6 million as of December 31, 2017 and December 31, 2016, respectively. Separate account assets using the NAV practical expedient consist of hedge funds with varying investment strategies that also have a variety of redemption terms and conditions. We do not have unfunded commitments associated with these hedge funds.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

Changes in Level 3 Fair Value Measurements

The reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) was as follows:

	For the year ended December 31, 2017
								Changes in
	Beginning	Total realized/unrealized		Net			Ending	unrealized
	asset/	gains (losses)		purchases,			asset/	gains (losses)
	(liability)			sales,			(liability)	included in
	balance	Included	Included in	issuances			balance	net income
	as of	in net	other	and	Transfers	Transfers	as of	relating to
	December 31,	income	comprehensive	settlements	into	out of	December 31,	positions still
	2016	(1)	income	(3)	Level 3	Level 3	2017	held (1)
	(in millions)
Assets
Fixed maturities,
available-for-sale:
Non-U.S.
governments	$7.6	$—	$(0.1)	$(1.4)	$—	$—	$6.1	$—
Corporate	145.6	(1.5)	4.4	(32.8)	22.2	(37.3)	100.6	—
Commercial
mortgage-backed
securities	71.1	(12.7)	11.1	(0.7)	26.3	(84.5)	10.6	(4.0)
Collateralized
debt obligations	33.6	—	1.7	7.3	183.7	(101.3)	125.0	—
Other debt
obligations	91.5	—	(0.2)	(0.8)	0.1	(88.3)	2.3	—
Total fixed
maturities,
available-for-sale	349.4	(14.2)	16.9	(28.4)	232.3	(311.4)	244.6	(4.0)
Fixed maturities,
trading	92.9	(0.5)	—	(92.4)	—	—	—	—
Equity securities,
available-for-sale	2.7	—	—	—	—	—	2.7	—
Equity securities,
trading	—	—	—	(0.7)	0.7	—	—	—
Derivative assets	33.6	(9.9)	—	0.5	—	—	24.2	(8.6)
Other investments	36.9	3.9	—	(34.3)	—	—	6.5	3.8
Separate account
assets (2)	7,226.3	788.8	—	(493.2)	3.1	(38.7)	7,486.3	696.0

Liabilities
Investment contracts	(130.8)	6.8	—	4.4	—	—	(119.6)	4.0
Derivative liabilities	(21.8)	17.4	—	(0.2)	—	—	(4.6)	15.3
Other liabilities	(59.9)	(0.1)	—	60.0	—	—	—	—

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

	For the year ended December 31, 2016
								Changes in
	Beginning	Total realized/unrealized		Net			Ending	unrealized
	asset/	gains (losses)		purchases,			asset/	gains (losses)
	(liability)			sales,			(liability)	included in
	balance	Included	Included in	issuances			balance	net income
	as of	in net	other	and	Transfers	Transfers	as of	relating to
	December 31,	income	comprehensive	settlements	into	out of	December 31,	positions still
	2015	(1)	income	(3)	Level 3	Level 3	2016	held (1)
	(in millions)
Assets
Fixed maturities,
available-for-sale:
Non-U.S.
governments	$39.5	$—	$2.1	$(1.4)	$—	$(32.6)	$7.6	$—
Corporate	156.3	(1.4)	(1.9)	(21.4)	15.7	(1.7)	145.6	(1.4)
Commercial
mortgage-backed
securities	4.8	(8.3)	8.8	32.7	35.4	(2.3)	71.1	(8.3)
Collateralized
debt obligations	63.5	—	0.8	(30.7)	—	—	33.6	—
Other debt
obligations	7.5	—	0.5	100.1	—	(16.6)	91.5	—
Total fixed
maturities,
available-for-sale	271.6	(9.7)	10.3	79.3	51.1	(53.2)	349.4	(9.7)
Fixed maturities,
trading	135.5	0.5	—	(43.1)	—	—	92.9	0.1
Equity securities,
available-for-sale	4.1	(1.3)	(0.1)	—	—	—	2.7	(1.4)
Derivative assets	46.7	(13.5)	—	0.4	—	—	33.6	(13.0)
Other investments	35.1	1.5	—	0.3	—	—	36.9	1.5
Separate account
assets (2)	6,891.5	748.2	—	(417.9)	5.3	(0.8)	7,226.3	669.7

Liabilities
Investment contracts	(151.1)	14.6	—	5.7	—	—	(130.8)	7.8
Derivative liabilities	(50.5)	27.3	0.5	0.9	—	—	(21.8)	23.9
Other liabilities	(68.1)	(9.2)	—	17.4	—	—	(59.9)	(7.5)

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

	For the year ended December 31, 2015
								Changes in
	Beginning	Total realized/unrealized		Net			Ending	unrealized
	asset/	gains (losses)		purchases,			asset/	gains (losses)
	(liability)			sales,			(liability)	included in
	balance	Included	Included in	issuances			balance	net income
	as of	in net	other	and	Transfers	Transfers	as of	relating to
	December 31,	income	comprehensive	settlements	into	out of	December 31,	positions still
	2014	(1)	income	(3)	Level 3	Level 3	2015	held (1)
	(in millions)
Assets
Fixed maturities,
available-for-sale:
Non-U.S.
governments	$10.3	$—	$(0.7)	$29.9	$—	$—	$39.5	$—
Corporate	188.6	—	(4.8)	17.2	42.8	(87.5)	156.3	—
Commercial
mortgage-backed
securities	—	0.1	—	12.3	—	(7.6)	4.8	—
Collateralized
debt obligations	64.2	—	(0.1)	(0.6)	—	—	63.5	—
Other debt
obligations	63.7	—	0.8	7.0	—	(64.0)	7.5	—
Total fixed
maturities,
available-for-sale	326.8	0.1	(4.8)	65.8	42.8	(159.1)	271.6	—
Fixed maturities,
trading	139.7	(4.0)	—	(0.2)	—	—	135.5	(4.2)
Equity securities,
available-for-sale	4.1	—	—	—	—	—	4.1	—
Derivative assets	53.7	(9.2)	—	2.2	—	—	46.7	(9.0)
Other investments	127.2	7.3	—	(64.4)	—	(35.0)	35.1	7.2
Separate account
assets (2)	5,857.5	983.9	—	41.9	8.5	(0.3)	6,891.5	850.3

Liabilities
Investment contracts	(155.9)	(5.7)	—	10.5	—	—	(151.1)	(10.1)
Derivative liabilities	(35.5)	(17.4)	2.2	0.2	—	—	(50.5)	(18.0)
Other liabilities	(66.3)	(1.8)	—	—	—	—	(68.1)	(1.9)

(1) Both realized gains (losses) and mark-to-market unrealized gains (losses) are generally reported in net realized capital gains (losses) within the consolidated statements of operations. Realized and unrealized gains (losses) on certain fixed maturities, trading and certain derivatives used in relation to certain trading portfolios are reported in net investment income within the consolidated statements of operations.
(2) Gains and losses for separate account assets do not impact net income as the change in value of separate account assets is offset by a change in value of separate account liabilities.
(3) Gross purchases, sales, issuances and settlements were:

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

	For the year ended December 31, 2017
					Net purchases,
					sales, issuances
	Purchases	Sales	Issuances	Settlements	and settlements
	(in millions)
Assets
Fixed maturities, available-for-sale:
Non-U.S. governments	$—	$—	$—	$(1.4)	$(1.4)
Corporate	20.9	(1.6)	—	(52.1)	(32.8)
Commercial mortgage-backed securities	—	—	—	(0.7)	(0.7)
Collateralized debt obligations	22.9	—	—	(15.6)	7.3
Other debt obligations	—	—	—	(0.8)	(0.8)
Total fixed maturities, available-for-sale	43.8	(1.6)	—	(70.6)	(28.4)
Fixed maturities, trading	—	—	—	(92.4)	(92.4)
Equity securities, trading	—	—	—	(0.7)	(0.7)
Derivative assets	1.0	(0.5)	—	—	0.5
Other investments	2.4	(36.7)	—	—	(34.3)
Separate account assets (4)	302.2	(580.6)	(284.6)	69.8	(493.2)

Liabilities
Investment contracts	—	—	—	4.4	4.4
Derivative liabilities	(0.2)	—	—	—	(0.2)
Other liabilities	—	—	—	60.0	60.0

	For the year ended December 31, 2016
					Net purchases,
					sales, issuances
	Purchases	Sales	Issuances	Settlements	and settlements
	(in millions)
Assets
Fixed maturities, available-for-sale:
Non-U.S. governments	$—	$—	$—	$(1.4)	$(1.4)
Corporate	4.3	—	—	(25.7)	(21.4)
Commercial mortgage-backed securities	35.7	—	—	(3.0)	32.7
Collateralized debt obligations	—	—	—	(30.7)	(30.7)
Other debt obligations	105.0	(2.3)	—	(2.6)	100.1
Total fixed maturities, available-for-sale	145.0	(2.3)	—	(63.4)	79.3
Fixed maturities, trading	—	(18.0)	—	(25.1)	(43.1)
Derivative assets	0.5	(0.1)	—	—	0.4
Other investments	0.7	(0.4)	—	—	0.3
Separate account assets (4)	453.3	(615.2)	(345.4)	89.4	(417.9)

Liabilities
Investment contracts	—	—	1.7	4.0	5.7
Derivative liabilities	—	0.9	—	—	0.9
Other liabilities	—	17.4	—	—	17.4

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

	For the year ended December 31, 2015
					Net purchases,
					sales, issuances
	Purchases	Sales	Issuances	Settlements	and settlements
	(in millions)
Assets
Fixed maturities, available-for-sale:
Non-U.S. governments	$31.2	$—	$—	$(1.3)	$29.9
Corporate	34.6	—	—	(17.4)	17.2
Commercial mortgage-backed securities	12.4	—	—	(0.1)	12.3
Collateralized debt obligations	—	—	—	(0.6)	(0.6)
Other debt obligations	16.5	—	—	(9.5)	7.0
Total fixed maturities, available-for-sale	94.7	—	—	(28.9)	65.8
Fixed maturities, trading	—	(0.2)	—	—	(0.2)
Derivative assets	2.5	(0.3)	—	—	2.2
Other investments	4.4	(68.8)	—	—	(64.4)
Separate account assets (4)	739.2	(396.4)	(323.4)	22.5	41.9

Liabilities
Investment contracts	—	—	5.1	5.4	10.5
Derivative liabilities	—	0.2	—	—	0.2

(4)	Issuances and settlements include amounts related to mortgage encumbrances associated with real estate in our separate accounts.

Transfers

Transfers of assets and liabilities measured at fair value on a recurring basis between fair value hierarchy levels were as follows:

	For the year ended December 31, 2017
	Transfers out	Transfers out	Transfers out	Transfers out	Transfers out	Transfers out
	of Level 1 into	of Level 1 into	of Level 2 into	of Level 2 into	of Level 3 into	of Level 3 into
	Level 2	Level 3	Level 1	Level 3	Level 1	Level 2
	(in millions)
Assets
Fixed maturities, available-for-
sale:
Corporate	$—	$—	$—	$22.2	$—	$37.3
Commercial mortgage-backed
securities	—	—	—	26.3	—	84.5
Collateralized debt obligations	—	—	—	183.7	—	101.3
Other debt obligations	—	—	—	0.1	—	88.3
Total fixed maturities,
available-for-sale	—	—	—	232.3	—	311.4
Equity securities, trading	—	—	—	0.7	—	—
Separate account assets	12.5	—	5.9	3.1	—	38.7

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

	For the year ended December 31, 2016
	Transfers out	Transfers out	Transfers out	Transfers out	Transfers out	Transfers out
	of Level 1 into	of Level 1 into	of Level 2 into	of Level 2 into	of Level 3 into	of Level 3 into
	Level 2	Level 3	Level 1	Level 3	Level 1	Level 2
	(in millions)
Assets
Fixed maturities, available-for-
sale:
Non-U.S. governments	$—	$—	$—	$—	$—	$32.6
Corporate	—	—	—	15.7	—	1.7
Commercial mortgage-backed
securities	—	—	—	35.4	—	2.3
Other debt obligations	—	—	—	—	—	16.6
Total fixed maturities,
available-for-sale	—	—	—	51.1	—	53.2
Separate account assets	45.4	—	4.9	5.3	—	0.8

	For the year ended December 31, 2015
	Transfers out	Transfers out	Transfers out	Transfers out	Transfers out	Transfers out
	of Level 1 into	of Level 1 into	of Level 2 into	of Level 2 into	of Level 3 into	of Level 3 into
	Level 2	Level 3	Level 1	Level 3	Level 1	Level 2
	(in millions)
Assets
Fixed maturities, available-for-
sale:
Corporate	$—	$—	$—	$42.8	$—	$87.5
Commercial mortgage-backed
securities	—	—	—	—	—	7.6
Other debt obligations	—	—	—	—	—	64.0
Total fixed maturities,
available-for-sale	—	—	—	42.8	—	159.1
Other investments	—	—	5.4	—	—	35.0
Separate account assets	26.9	—	8.1	8.5	—	0.3

Transfers between fair value hierarchy levels are recognized at the beginning of the reporting period.

Separate account assets transferred between Level 1 and Level 2 during 2017, 2016 and 2015, primarily related to foreign equity securities. When these securities are valued at the close price of the local exchange where the assets traded, they are reflected in Level 1. When events materially affecting the value occur between the close of the local exchange and the New York Stock Exchange, we use adjusted prices determined by a third party pricing vendor to update the foreign market closing prices and the fair value is reflected in Level 2.

Other investments transferred from Level 2 into Level 1 during 2015, primarily included assets valued using a NAV with a quoted price in an active market for identical assets as a result of additional analysis to clarify the source of the quoted price.

Assets transferred into Level 3 during 2017, 2016 and 2015, primarily included those assets for which we are now unable to obtain pricing from a recognized third party pricing vendor as well as assets that were previously priced using a matrix valuation approach that may no longer be relevant when applied to asset-specific situations.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

Assets transferred out of Level 3 during 2017, 2016 and 2015, included those for which we are now able to obtain pricing from a recognized third party pricing vendor or from internal models using substantially all market observable information. Additionally, for the year ended December 31, 2015, assets transferred out of Level 3 included assets valued using the measurement alternative for CCFEs for which the corresponding liabilities have the more observable fair value and are reflected in Level 2.

Quantitative Information about Level 3 Fair Value Measurements

The following table provides quantitative information about the significant unobservable inputs used for recurring fair value measurements categorized within Level 3, excluding assets and liabilities for which significant quantitative unobservable inputs are not developed internally, which primarily consists of those valued using broker quotes or the measurement alternative for CCFEs. Refer to “Assets and liabilities measured at fair value on a recurring basis” for a complete valuation hierarchy summary.

	December 31, 2017
	Assets /
	(liabilities)
	measured at	Valuation	Unobservable	Input/range	Weighted
	fair value	technique(s)	input description	of inputs	average
	(in millions)
Assets
Fixed maturities, available-for-sale:
Non-U.S. governments	$6.1	Discounted cash flow	Discount rate (1)	2.7%	2.7%
			Illiquidity premium	50 basis points ("bps")	50bps
			Comparability adjustment	(25)bps	(25)bps
Corporate	51.0	Discounted cash flow	Discount rate (1)	1.9%-7.5%	4.6%
			Illiquidity premium	0bps-60bps	21bps
Commercial mortgage-backed securities	0.5	Discounted cash flow	Discount rate (1)	6.0%	6.0%
			Probability of default	85.0%	85.0%
			Potential loss severity	32.0%	32.0%
Other debt obligations	2.3	Discounted cash flow	Discount rate (1)	5.0%	5.0%
			Illiquidity premium	500bps	500bps
Separate account assets	7,484.6	Discounted cash flow - mortgage loans	Discount rate (1)	2.3%-8.0%	4.8%
			Illiquidity premium	0bps-60bps	17bps
			Credit spread rate	62bps-690bps	293bps
		Discounted cash flow - real estate	Discount rate (1)	5.8%-17.2%	6.9%
			Terminal capitalization rate	4.3%-9.3%	6.1%
			Average market rent growth rate	0.5%-4.7%	2.9%
		Discounted cash flow - real estate debt	Loan to value	12.1%-71.4%	45.8%
			Market interest rate	3.1%-4.5%	3.8%

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

December 31, 2017
Assets /
(liabilities)
	measured at	Valuation	Unobservable	Input/range	Weighted
	fair value	technique(s)	input description	of inputs	average
(in millions)
Liabilities
Investment contracts	(119.60)	Discounted cash flow	Long duration interest rate	2.5% (2)
			Long-term equity market volatility	18.7%-41.1%
			Non-performance risk	0.2%-1.2%
			Utilization rate	See note (3)
			Lapse rate	1.3%-9.3%
			Mortality rate	See note (4)

	December 31, 2016
	Assets /
	(liabilities)
	measured at	Valuation	Unobservable	Input/range	Weighted
	fair value	technique(s)	input description	of inputs	average
	(in millions)
Assets
Fixed maturities, available-for-sale:
Non-U.S. governments	$7.6	Discounted cash flow	Discount rate (1)	2.3%	2.3%
			Illiquidity premium	50 bps	50bps
			Comparability adjustment	(25)bps	(25)bps
Corporate	49.8	Discounted cash flow	Discount rate (1)	1.5%-7.6%	4.0%
			Illiquidity premium	0bps-60bps	27bps
			Comparability adjustment	0bps-20bps	6bps
Commercial mortgage-backed securities	49.3	Discounted cash flow	Discount rate (1)	3.1%-12.8%	10.2%
			Probability of default	0.0%-10.0%	7.8%
			Potential loss severity	0.0%-99.5%	39.5%
Collateralized debt obligations	0.2	Discounted cash flow	Discount rate (1)	95.1%	95.1%
			Probability of default	100.0%	100.0%
			Potential loss severity	91.2%	91.2%
Other debt obligations	6.8	Discounted cash flow	Discount rate (1)	5.0%	5.0%
			Illiquidity premium	500bps	500bps
Fixed maturities, trading	10.5	Discounted cash flow	Discount rate (1)	2.3%-9.0%	2.7%
			Illiquidity premium	0bps-300bps	240bps

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

	December 31, 2016
	Assets /
	(liabilities)
	measured at	Valuation	Unobservable	Input/range	Weighted
	fair value	technique(s)	input description	of inputs	average
	(in millions)
Other investments	36.9	Discounted cash flow - equity method real estate investments	Discount rate (1)	7.6%	7.6%
			Terminal capitalization rate	6.8%	6.8%
			Average market rent growth rate	2.9%	2.9%
		Discounted cash flow - equity method real estate investments - debt	Loan to value	52.5%	52.5%
			Credit spread rate	2.1%	2.1%
Separate account assets	7,225.4	Discounted cash flow - mortgage loans	Discount rate (1)	1.4%-5.3%	3.7%
			Illiquidity premium	0bps-60bps	13bps
			Credit spread rate	83bps-472bps	227bps
		Discounted cash flow - real estate	Discount rate (1)	5.8%-16.2%	7.0%
			Terminal capitalization rate	4.3%-9.3%	6.1%
			Average market rent growth rate	1.8%-4.3%	2.9%
		Discounted cash flow - real estate debt	Loan to value	6.3%-69.7%	47.0%
			Market interest rate	3.3%-4.6%	3.9%

Liabilities
Investment contracts	(130.80)	Discounted cash flow	Long duration interest rate	2.6% (2)
			Long-term equity market volatility	18.8%-45.9%
			Non-performance risk	0.3%-1.7%
			Utilization rate	See note (3)
			Lapse rate	0.5%-11.8%
			Mortality rate	See note (4)

(1)
Represents market comparable interest rate or an index adjusted rate used as the base rate in the discounted cash flow analysis prior to any credit spread, illiquidity or other adjustments, where applicable.

(2)
Represents the range of rate curves used in the valuation analysis that we have determined market participants would use when pricing the instrument. Derived from interpolation between various observable swap rates.

(3)	This input factor is the number of contractholders taking withdrawals as well as the amount and timing of the withdrawals and a range does not provide a meaningful presentation.

(4)	This input is based on an appropriate industry mortality table and a range does not provide a meaningful presentation.

Market comparable discount rates are used as the base rate in the discounted cash flows used to determine the fair value of certain assets. Increases or decreases in the credit spreads on the comparable assets could cause the fair value of the assets to significantly decrease or increase, respectively. Additionally, we may adjust the base discount rate or the modeled price by applying an illiquidity premium given the highly structured nature of certain assets. Increases or decreases in this illiquidity premium could cause significant decreases or increases, respectively, in the fair value of the asset.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

Embedded derivatives can be either assets or liabilities within the investment contracts line item, depending on certain inputs at the reporting date. Increases to an asset or decreases to a liability are described as increases to fair value. Increases or decreases in market volatilities could cause significant decreases or increases, respectively, in the fair value of embedded derivatives in investment contracts. Long duration interest rates are used as the mean return when projecting the growth in the value of associated account value and impact the discount rate used in the discounted future cash flows valuation. The amount of claims will increase if account value is not sufficient to cover guaranteed withdrawals. Increases or decreases in risk free rates could cause the fair value of the embedded derivative to significantly increase or decrease, respectively. Increases or decreases in our own credit risks, which impact the rates used to discount future cash flows, could significantly increase or decrease, respectively, the fair value of the embedded derivative. All of these changes in fair value would impact net income.

Decreases or increases in the mortality rate assumption could cause the fair value of the embedded derivative to decrease or increase, respectively. Decreases or increases in the overall lapse rate assumption could cause the fair value of the embedded derivative to decrease or increase, respectively. The lapse rate assumption varies dynamically based on the relationship of the guarantee and associated account value. A stronger or weaker dynamic lapse rate assumption could cause the fair value of the embedded derivative to decrease or increase, respectively. The utilization rate assumption includes how many contractholders will take withdrawals, when they will take them and how much of their benefit they will take. Increases or decreases in the assumption of the number of contractholders taking withdrawals could cause the fair value of the embedded derivative to decrease or increase, respectively. Assuming contractholders take withdrawals earlier or later could cause the fair value of the embedded derivative to decrease or increase, respectively. Assuming contractholders take more or less of their benefit could cause the fair value of the embedded derivative to decrease or increase, respectively.

Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis

Certain assets are measured at fair value on a nonrecurring basis. During 2017, certain mortgage loans had been marked to fair value of $0.7 million. The net impact of write-downs of loans reclassified to held-for-sale, impairments and improvements in estimated fair value of previously impaired loans resulted in a net loss of $0.3 million that was recorded in net realized capital gains (losses) as part of the mortgage loan valuation allowance. This includes the impact of certain loans no longer on our books. These collateral-dependent mortgage loans are a Level 3 fair value measurement, as fair value is based on the fair value of the underlying real estate collateral, which is estimated using appraised values that involve significant unobservable inputs.

During 2017, certain real estate had been written down to fair value of $2.1 million. This write down resulted in a loss of $1.1 million that was recorded in net realized capital gains (losses). This is a Level 3 fair value measurement, as the fair value of real estate is estimated based on a discounted cash flow valuation from an internal model. Significant inputs used in the discounted cash flow calculation include a discount rate, terminal capitalization rate and average market rent growth. The ranges of inputs used in the fair value measurements for the real estate marked to fair value during 2017 were:

Discount rate = 11.5%
Terminal capitalization rate = 9.0%

During 2016, certain mortgage loans had been marked to fair value of $2.7 million. The net impact of write-downs of loans reclassified to held-for-sale, impairments and improvements in estimated fair value of previously impaired loans resulted in a net loss of $2.4 million that was recorded in net realized capital gains (losses) as part of the mortgage loan valuation allowance. This includes the impact of certain loans no longer on our books. These collateral-dependent mortgage loans are a Level 3 fair value measurement, as fair value is based on the fair value of the underlying real estate collateral, which is estimated using appraised values that involve significant unobservable inputs.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

During 2016, certain real estate had been written down to fair value of $13.9 million. This write down resulted in a loss of $5.3 million, of which $4.5 million was a lower of cost or market adjustment on held-for-sale real estate recorded in net investment income and the remaining $0.8 million was recorded in net realized capital gains (losses). This is a Level 3 fair value measurement, as the fair value of real estate is estimated based on a discounted cash flow valuation from an internal model. Significant inputs used in the discounted cash flow calculation include a discount rate, terminal capitalization rate and average market rent growth. The ranges of inputs used in the fair value measurements for the real estate marked to fair value during 2016 were:

Discount rate = 10.3%
Terminal capitalization rate = 9.0%
Average market rent growth = 0.0%

During 2015, certain mortgage loans had been marked to fair value of $8.5 million. The net impact of write-downs of loans reclassified to held-for-sale, impairments and improvements in estimated fair value of previously impaired loans resulted in a net loss of $3.5 million that was recorded in net realized capital gains (losses) as part of the mortgage loan valuation allowance. This includes the impact of certain loans no longer on our books. These collateral-dependent mortgage loans are a Level 3 fair value measurement, as fair value is based on the fair value of the underlying real estate collateral, which is estimated using appraised values that involve significant unobservable inputs.

During 2015, certain real estate had been written down to fair value of $30.9 million. This write down resulted in a loss of $2.9 million that was recorded in net realized capital gains (losses). This is a Level 3 fair value measurement, as the fair value of real estate is estimated based on a discounted cash flow valuation from an internal model. Significant inputs used in the discounted cash flow calculation include a discount rate, terminal capitalization rate and average market rent growth. The ranges of inputs used in the fair value measurements for the real estate marked to fair value during 2015 were:

Discount rate = 8.6% - 10.5%
Terminal capitalization rate = 7.3% - 8.5%
Average market rent growth = 2.7% - 3.0%

Fair Value Option

We elected fair value accounting for:

•
Certain commercial mortgage loans of consolidated VIEs for which it was not practicable for us to determine the carrying value. In addition, as of December 31, 2016, we had certain obligations of consolidated VIEs for which it was not practicable for us to determine the carrying value. The synthetic entity that had these obligations matured in the first quarter of 2017.

•
Certain real estate ventures that are subject to the equity method of accounting because the nature of the investments is to add value to the properties and generate income from the operations of the properties. Other equity method real estate investments are not fair valued because the investments mainly generate income from the operations of the underlying properties.

•
Certain investment funds for which we do not have enough influence to account for under the equity method in order to reflect the economics of the investment in the financial statements. We do not elect the fair value option for other similar investments as these investments are generally accounted for under the equity method of accounting.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

The following tables present information regarding the assets and liabilities for which the fair value option was elected.

	December 31, 2017	December 31, 2016
	(in millions)
Commercial mortgage loans of consolidated VIEs (1) (2)
Fair value	$9.3	$12.4
Aggregate contractual principal	9.2	12.0

Obligations of consolidated VIEs (3)
Fair value	—	59.9
Aggregate unpaid principal	—	60.0

Real estate ventures (1)
Fair value	6.5	36.9

Investment funds (1)
Fair value	45.2	36.9

(1)	Reported with other investments in the consolidated statements of financial position.

(2)	None of the loans were more than 90 days past due or in non-accrual status.

(3)	Reported with other liabilities in the consolidated statements of financial position.

	For the year ended December 31,
	2017	2016	2015

Commercial mortgage loans of consolidated VIEs
Change in fair value pre-tax loss (1) (2)	$(0.4)	$(0.1)	$(2.0)
Interest income (3)	0.9	1.2	3.6

Obligations of consolidated VIEs
Change in fair value pre-tax loss - instrument-specific credit risk (2) (4)	(0.1)	(9.8)	(1.9)
Change in fair value pre-tax loss (2)	(0.1)	(9.8)	(2.1)
Interest expense (5)	0.3	1.1	1.1

Real estate ventures
Change in fair value pre-tax gain (6)	3.8	1.5	7.2

Investment funds
Change in fair value pre-tax gain (6) (7)	1.7	2.8	—
Dividend income (6)	1.9	0.3	—

(1)	None of the change in fair value related to instrument-specific credit risk.

(2)	Reported in net realized capital gains (losses) on the consolidated statements of operations.

(3)	Reported in net investment income on the consolidated statements of operations and recorded based on the effective interest rates as determined at the closing of the loan.

(4)	Estimated based on credit spreads and quality ratings.

(5)	Reported in operating expenses on the consolidated statements of operations.

(6)	Reported in net investment income on the consolidated statements of operations.

(7)	Absent the fair value election, the change in fair value on the investments would be reported in OCI

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

Financial Instruments Not Reported at Fair Value

The carrying value and estimated fair value of financial instruments not recorded at fair value on a recurring basis but required to be disclosed at fair value were as follows:

	December 31, 2017
			Fair value hierarchy level
	Carrying amount	Fair value	Level 1	Level 2	Level 3
	(in millions)
Assets (liabilities)
Mortgage loans	$13,452.1	$13,744.8	$—	$—	$13,744.8
Policy loans	765.7	952.4	—	—	952.4
Other investments	218.4	215.6	—	141.0	74.6
Cash and cash equivalents	549.2	549.2	549.2	—	—
Investment contracts	(30,223.7)	(29,700.2)	—	(4,736.0)	(24,964.2)
Long-term debt	(50.5)	(49.0)	—	—	(49.0)
Separate account liabilities	(104,011.7)	(103,049.7)	—	—	(103,049.7)
Bank deposits	(2,336.4)	(2,328.9)	(1,780.3)	(548.6)	—
Cash collateral payable	(106.6)	(106.6)	(106.6)	—	—

	December 31, 2016
			Fair value hierarchy level
	Carrying amount	Fair value	Level 1	Level 2	Level 3
	(in millions)
Assets (liabilities)
Mortgage loans	$12,645.1	$12,868.1	$—	$—	$12,868.1
Policy loans	784.8	969.8	—	—	969.8
Other investments	193.6	200.1	—	121.0	79.1
Cash and cash equivalents	377.9	377.9	377.9	—	—
Investment contracts	(30,231.9)	(29,788.6)	—	(5,400.8)	(24,387.8)
Short-term debt	(76.5)	(76.5)	—	(76.5)	—
Separate account liabilities	(91,608.0)	(90,724.5)	—	—	(90,724.5)
Bank deposits	(2,199.8)	(2,204.1)	(1,585.1)	(619.0)	—
Cash collateral payable	(564.7)	(564.7)	(564.7)	—	—

Mortgage Loans

Fair values of commercial and residential mortgage loans are primarily determined by discounting the expected cash flows at current treasury rates plus an applicable risk spread, which reflects credit quality and maturity of the loans. The risk spread is based on market clearing levels for loans with comparable credit quality, maturities and risk. The fair value of mortgage loans may also be based on the fair value of the underlying real estate collateral less cost to sell, which is estimated using appraised values. These are reflected in Level 3.

Policy Loans

Fair values of policy loans are estimated by discounting expected cash flows using a risk-free rate based on the Treasury curve. The expected cash flows reflect an estimate of timing of the repayment of the loans. These are reflected in Level 3.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

Other Investments

The fair value of commercial loans and certain consumer loans included in other investments is calculated by discounting expected cash flows through the estimated maturity date using market interest rates that reflect the credit and interest rate risk inherent in the loans. The estimate of term to maturity is based on historical experience, adjusted as required, for current economic and lending conditions. The effect of non-performing loans is considered in assessing the credit risk inherent in the fair value estimate. These are reflected in Level 3. The fair value of certain tax credit investments are estimated by discounting expected future tax benefits using estimated investment return rates. These are reflected in Level 3. The carrying value of the remaining investments reported in this line item approximate their fair value. These are reflected in Level 2.

Cash and Cash Equivalents

The carrying amount of cash and cash equivalents not reported at fair value on a recurring basis approximates its fair value, which is reflected in Level 1 given the nature of cash.

Investment Contracts

The fair values of our reserves and liabilities for investment contracts are determined via a third party pricing vendor or using discounted cash flow analyses when we are unable to find a price from third party pricing vendors. Third party pricing on various outstanding medium-term notes and funding agreements is based on observable inputs such as benchmark yields and spreads based on reported trades for our medium-term notes and funding agreement issuances. These are reflected in Level 2. The discounted cash flow analyses for the remaining contracts is based on current interest rates, including non-performance risk, being offered for similar contracts with maturities consistent with those remaining for the investment contracts being valued. These are reflected in Level 3. Investment contracts include insurance, annuity and other contracts that do not involve significant mortality or morbidity risk and are only a portion of the policyholder liabilities appearing in the consolidated statements of financial position. Insurance contracts include insurance, annuity and other contracts that do involve significant mortality or morbidity risk. The fair values for our insurance contracts, other than investment contracts, are not required to be disclosed.

Short-Term Debt

The carrying amount of short-term debt approximates its fair value because of the relatively short time between origination of the debt instrument and its maturity, which is reflected in Level 2.

Long-Term Debt

Our long-term debt includes non-recourse mortgages and notes payable that are primarily financings for real estate developments for which the fair values are estimated using discounted cash flow analysis based on our incremental borrowing rate for similar borrowing arrangements. These are reflected in Level 3.

Separate Account Liabilities

Fair values of separate account liabilities, excluding insurance-related elements, are estimated based on market assumptions around what a potential acquirer would pay for the associated block of business, including both the separate account assets and liabilities. As the applicable separate account assets are already reflected at fair value, any adjustment to the fair value of the block is an assumed adjustment to the separate account liabilities. To compute fair value, the separate account liabilities are originally set to equal separate account assets because these are pass-through contracts. The separate account liabilities are reduced by the amount of future fees expected to be collected that are intended to offset upfront acquisition costs already incurred that a potential acquirer would not have to pay. The estimated future fees are adjusted by an adverse deviation discount and the amount is then discounted at a risk-free rate as measured by the yield on Treasury securities at maturities aligned with the estimated timing of fee collection. These are reflected in Level 3.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

Bank Deposits

The fair value of deposits of our Principal Bank subsidiary with no stated maturity is equal to the amount payable on demand (i.e., their carrying amounts). These are reflected in Level 1. The fair value of certificates of deposit is based on the discounted value of contractual cash flows. The discount is estimated using the rates currently offered for deposits of similar remaining maturities. These are reflected in Level 2.

Cash Collateral Payable

The carrying amount of the payable associated with our obligation to return the cash collateral received under derivative credit support annex (collateral) agreements approximates its fair value, which is reflected in Level 1.

17. Statutory Insurance Financial Information

We, the largest indirect subsidiary of PFG, prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the Insurance Division of the Department of Commerce of the State of Iowa (the “State of Iowa”). The State of Iowa recognizes only statutory accounting practices prescribed or permitted by the State of Iowa for determining and reporting the financial condition and results of operations of an insurance company to determine its solvency under the Iowa Insurance Law. The National Association of Insurance Commissioners' (“NAIC”) Accounting Practices and Procedures Manual has been adopted as a component of prescribed practices by the State of Iowa. The Commissioner has the right to permit other specific practices that deviate from prescribed practices. For the years ended, December 31, 2017, 2016 and 2015, our use of prescribed statutory accounting practices resulted in higher (lower) statutory net income of $12.2 million, $3.8 million and $(2.1) million, respectively, relative to the accounting practices and procedures of the NAIC due to its accounting for derivatives that hedge some of its equity indexed products. In addition, as of December 31, 2017 and 2016, our permitted statutory accounting practice relating to variable annuities with a guaranteed living benefit rider resulted in lower statutory surplus of $123.9 million and $180.5 million, respectively, relative to carrying certain interest rate swaps at book value rather than fair value, as if they received hedge accounting treatment for statutory. Statutory accounting practices differ from U.S. GAAP primarily due to charging policy acquisition costs to expense as incurred, establishing reserves using different actuarial assumptions, valuing investments on a different basis and not admitting certain assets, including certain net deferred income tax assets.

We cede certain term and universal life insurance statutory reserves to our affiliated reinsurance subsidiaries on a funds withheld coinsurance basis. The reserves are secured by cash, invested assets and financing provided by highly rated third parties. As of December 31, 2017 and 2016, our affiliated reinsurance subsidiaries assumed statutory reserves of $5,977.3 million and $4,734.0 million from us, respectively. In the states of Vermont and Delaware, the affiliated reinsurers had permitted and prescribed practices allowing for the admissibility of certain assets backing these reserves. As of December 31, 2017 and 2016, assets admitted under these practices totaled $2,417.7 million and $1,809.0 million, respectively.

Life and health insurance companies are subject to certain risk-based capital (“RBC”) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. As of December 31, 2017, we met the minimum RBC requirements.

Our statutory net income and statutory capital and surplus were as follows:

	As of or for the year ended December 31,
	2017	2016	2015
	(in millions)
Statutory net income	$1,976.7	$996.7	$948.6
Statutory capital and surplus	4,946.8	4,643.8	4,496.7

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

18. Segment Information

We provide financial products and services through the following segments: 1) Retirement and Income Solutions and 2) U.S. Insurance Solutions. In addition, we have a Corporate segment. The segments are managed and reported separately because they provide different products and services, have different strategies or have different markets and distribution channels.

On May 1, 2017, we sold our ownership interest in PGI LLC to PFS as part of a common control transaction. PGI LLC comprised substantially our entire Principal Global Investors segment, which provided asset management services to our asset accumulation business, our insurance operations, the Corporate segment and third party clients. The results of PGI LLC are reported as discontinued operations in the consolidated statements of operations, which are excluded from segment results. The remaining immaterial components of that segment are now reported in the Corporate segment. This reporting change was applied retrospectively to our segment information but did not impact our consolidated financial statements.

The Retirement and Income Solutions segment provides retirement and related financial products and services primarily to businesses, their employees and other individuals.

The U.S. Insurance Solutions segment provides specialty benefits insurance, which consists of group dental and vision insurance, individual and group disability insurance, group life insurance and non-medical fee-for-service claims administration, and individual life insurance, which provides solutions for the business market as well as our retail customers throughout the United States.

The Corporate segment manages the assets representing capital that has not been allocated to any other segment. Financial results of the Corporate segment primarily reflect income on capital not allocated to other segments, inter‑segment eliminations, income tax risks and certain income, expenses and other adjustments not allocated to other segments based on the nature of such items. Results of our exited group medical and long-term care insurance businesses are reported in this segment.

Management uses segment pre-tax operating earnings in evaluating performance, which is consistent with the financial results provided to and discussed with securities analysts. We determine segment pre-tax operating earnings by adjusting U.S. GAAP income before income taxes for pre-tax net realized capital gains (losses), as adjusted, pre-tax other adjustments that management believes are not indicative of overall operating trends and certain adjustments related to equity method investments and noncontrolling interest. Pre-tax net realized capital gains (losses), as adjusted, are net of related changes in the amortization pattern of DAC and related actuarial balances, recognition of deferred front-end fee revenues for sales charges on retirement and life insurance products and services, amortization of hedge accounting book value adjustments for certain discontinued hedges, net realized capital gains and losses distributed and certain market value adjustments to fee revenues. Pre-tax net realized capital gains (losses), as adjusted, exclude periodic settlements and accruals on derivative instruments not designated as hedging instruments and exclude certain market value adjustments of embedded derivatives and realized capital gains (losses) associated with our exited group medical insurance business. Segment operating revenues exclude net realized capital gains (losses) (except periodic settlements and accruals on derivatives not designated as hedging instruments), including their impact on recognition of front-end fee revenues, certain market value adjustments to fee revenues and amortization of hedge accounting book value adjustments for certain discontinued hedges, pre-tax other adjustments management believes are not indicative of overall operating trends and revenue from our exited group medical insurance business. While these items may be significant components in understanding and assessing the consolidated financial performance, management believes the presentation of segment pre-tax operating earnings enhances the understanding of our results of operations by highlighting pre-tax earnings attributable to the normal, ongoing operations of the business.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

The accounting policies of the segments are consistent with the accounting policies for the consolidated financial statements, with the exception of (1) other postretirement employee benefit cost allocations and (2) income tax allocations. For purposes of determining pre-tax operating earnings, the segments are allocated the service component of other postretirement benefit costs. The Corporate segment reflects the non-service component of other postretirement benefit costs for the plans we sponsor as assumptions are established and funding decisions are managed from a company-wide perspective. The Corporate segment functions to absorb the risk inherent in interpreting and applying tax law. For purposes of determining non-GAAP operating earnings, the segments are allocated tax adjustments consistent with the positions we took on tax returns. The Corporate segment results reflect any differences between the tax returns and the estimated resolution of any disputes.

The following tables summarize select financial information by segment, including operating revenues for our products and services, and reconcile segment totals to those reported in the consolidated financial statements:

	December 31, 2017	December 31, 2016
	(in millions)
Assets:
Retirement and Income Solutions	$169,717.6	$152,682.4
Principal Global Investors (discontinued operations)	—	760.6
U.S. Insurance Solutions	24,742.0	22,868.8
Corporate (1)	4,176.4	3,998.3
Total consolidated assets	$198,636.0	$180,310.1

(1) The December 31, 2016, assets of the Corporate segment include $(90.7) million of inter-segment eliminations that are related to assets of discontinued operations.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

	For the year ended December 31,
	2017	2016	2015
	(in millions)
Operating revenues by segment:
Retirement and Income Solutions:
Retirement and Income Solutions - Fee	$1,821.0	$1,743.2	$1,774.0
Retirement and Income Solutions - Spread	5,344.6	4,407.5	4,392.9
Total Retirement and Income Solutions (1)	7,165.6	6,150.7	6,166.9
U.S. Insurance Solutions
Specialty benefits insurance	2,169.6	2,009.1	1,866.0
Individual life insurance	1,725.9	1,622.1	1,569.3
Eliminations	(0.1)	(0.1)	(0.1)
Total U.S. Insurance Solutions	3,895.4	3,631.1	3,435.2
Corporate	4.8	(6.7)	(21.1)
Total segment operating revenues	11,065.8	9,775.1	9,581.0
Net realized capital gains (losses), net of related revenue adjustments	321.4	13.9	(125.6)
Other income on an indemnified uncertain tax position	—	—	60.2
Exited group medical insurance business	—	—	1.3
Total revenues per consolidated statements of operations	$11,387.2	$9,789.0	$9,516.9

Pre-tax operating earnings (losses) by segment:
Retirement and Income Solutions	$899.8	$794.5	$740.1
U.S. Insurance Solutions	382.6	359.6	428.6
Corporate	45.0	24.6	(19.2)
Total segment pre-tax operating earnings	1,327.4	1,178.7	1,149.5
Pre-tax net realized capital gains (losses), as adjusted (2)	424.6	(7.6)	(131.5)
Pre-tax other adjustments (3)	(35.0)	—	11.7
Adjustments related to equity method investments	1.0	22.5	7.1
Income before income taxes per consolidated statements
of operations	$1,718.0	$1,193.6	$1,036.8

(1)	Reflects inter-segment revenues of $402.8 million, $373.3 million and $422.7 million for the years ended December 31, 2017, 2016 and 2015, respectively.
(2) Pre-tax net realized capital gains (losses), as adjusted, is derived as follows:

	For the year ended December 31,
	2017	2016	2015
	(in millions)
Net realized capital gains (losses):
Net realized capital gains (losses)	$372.0	$97.9	$(27.20)
Derivative and hedging-related adjustments	(50.30)	(81.70)	(97.20)
Market value adjustments to fee revenues	(0.10)	(2.50)	(1.10)
Recognition of front-end fee revenue	(0.20)	0.2	(0.10)
Net realized capital gains (losses), net of related revenue adjustments	321.4	13.9	(125.60)
Amortization of deferred acquisition costs and other actuarial balances	55.5	(77.00)	(13.60)
Capital (gains) losses distributed	(0.40)	5.5	7.9
Market value adjustments of embedded derivatives	48.1	50.0	(0.20)
Pre-tax net realized capital gains (losses), as adjusted (a)	$424.6	$(7.60)	$(131.50)

(a)	As adjusted before noncontrolling interest capital gains (losses) and net realized capital gains (losses) associated with exited group medical insurance business.

(3)	For the year ended December 31, 2017, pre-tax other adjustments included the negative effect of a contribution made to The Principal Financial Group Foundation, Inc.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

For the year ended December 31, 2015, pre-tax other adjustments included the positive effect of the impact of a court ruling on some uncertain tax positions ($15.1 million) and the negative effect of losses associated with our exited group medical insurance business that did not qualify for discontinued operations accounting treatment under U.S. GAAP ($3.4 million).

The following is a summary of income tax expense (benefit) allocated to our segments for purposes of determining non-GAAP operating earnings. Segment income taxes are reconciled to income taxes reported on our consolidated statements of operations.

	For the year ended December 31,
	2017	2016	2015
	(in millions)
Income tax expense (benefit) by segment:
Retirement and Income Solutions	$109.5	$98.6	$76.1
U.S. Insurance Solutions	124.0	118.2	142.9
Corporate	(0.9)	(2.5)	(8.7)
Total segment income taxes from operating earnings	232.6	214.3	210.3
Tax benefit related to net realized capital losses, as adjusted	188.8	(2.4)	(39.5)
Tax expense (benefit) related to other after-tax adjustments (1)	(939.9)	—	44.2
Certain adjustments related to equity method investments	0.1	—	—
Total income taxes (benefits) per consolidated statements of
operations	$(518.4)	$211.9	$215.0

(1)	The 2017 tax benefit includes $927.7 million associated with the U.S. tax reform.

The following is a summary of depreciation and amortization expense allocated to our segments for purposes of determining pre-tax operating earnings. Segment depreciation and amortization is reconciled to depreciation and amortization included in operating expenses in our consolidated statements of operations.

	For the year ended December 31,
	2017	2016	2015
	(in millions)
Depreciation and amortization expense by segment:
Retirement and Income Solutions	$30.6	$30.4	$28.3
U.S. Insurance Solutions	20.6	20.0	17.3
Corporate	5.2	4.8	4.4
Total depreciation and amortization expense included in our
consolidated statements of operations	$56.4	$55.2	$50.0

19. Stock-Based Compensation Plans

As of December 31, 2017, our ultimate parent, PFG, sponsored the 2014 Stock Incentive Plan, the Employee Stock Purchase Plan, the Amended and Restated 2010 Stock Incentive Plan and the Stock Incentive Plan ("Stock-Based Compensation Plans"), which resulted in expense to us. As of May 20, 2014, no new grants will be made under the Amended and Restated 2010 Stock Incentive Plan. No grants have been made under the Stock Incentive Plan since at least 2005. Under the terms of the 2014 Stock Incentive Plan, grants may be nonqualified stock options, incentive stock options qualifying under Section 422 of the Internal Revenue Code, restricted stock, restricted stock units, stock appreciation rights, performance shares, performance units or other stock-based awards. To date, PFG has not granted any incentive stock options, restricted stock or performance units under any plans. The following Stock-Based Compensation Plans information represents all share based compensation data related to us and our subsidiaries’ employees.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

For awards with graded vesting, we use an accelerated expense attribution method. The compensation cost that was charged against income from continuing operations for stock-based awards granted under the Stock-Based Compensation Plans was as follows:

	For the year ended December 31,
	2017	2016	2015
	(in millions)
Compensation cost	$28.4	$28.4	$26.0
Related income tax benefit	9.8	8.3	8.8
Capitalized as part of an asset	2.5	2.8	2.2

Nonqualified Stock Options
Nonqualified stock options were granted to certain employees under the 2014 Stock Incentive Plan, the Amended and Restated 2010 Stock Incentive Plan and the Stock Incentive Plan. Options outstanding were granted at an exercise price equal to the fair market value of PFG common stock on the date of grant, and expire ten years after the grant date. These options have graded vesting over a three-year period, except in the case of specific types of terminations.

The fair value of stock options is estimated using the Black‑Scholes option pricing model. The following is a summary of the assumptions used in this model for the stock options granted during the period:

	For the year ended December 31,
Options	2017	2016	2015
Expected volatility	27.6%	31.7%	52.2%
Expected term (in years)	7.0	6.5	6.5
Risk-free interest rate	2.2%	1.5%	1.8%
Expected dividend yield	2.87%	4.07%	2.81%
Weighted average estimated fair value	$15.31	$8.91	$20.43

We determine expected volatility based on a combination of historical volatility using daily price observations and implied volatility from traded options on PFG common stock. We believe that incorporating both historical and implied volatility into our expected volatility assumption calculation better reflects market expectations. The expected term represents the period of time that options granted are expected to be outstanding. We determine expected term using historical exercise and employee termination data. The risk-free rate for periods within the expected term of the option is based on the U.S. Treasury risk-free interest rate in effect at the time of grant. The dividend yield is based on historical dividend distributions compared to the closing price of PFG common shares on the grant date.

As of December 31, 2017, we had $2.5 million of total unrecognized compensation cost related to nonvested stock options. The cost is expected to be recognized over a weighted‑average service period of approximately 1.3 years.

Performance Share Awards

Performance share awards were granted to certain employees under the 2014 Stock Incentive Plan and the Amended and Restated 2010 Stock Incentive Plan. The performance share awards are treated as an equity award and are paid in shares. Whether the performance shares are earned depends upon the participant's continued employment through the performance period (except in the case of specific types of terminations) and PFG’s performance against three-year goals set at the beginning of the performance period. Performance goals based on various PFG factors must be achieved for any of the performance shares to be earned. If the performance requirements are not met, the performance shares will be forfeited, no compensation cost will be recognized and any previously recognized compensation cost will be reversed. These awards have no maximum contractual term. Dividend equivalents are credited on performance shares outstanding as of the record date. These dividend equivalents are only paid on the shares released.

Principal Life Insurance Company
Notes to Consolidated Financial Statements
December 31, 2017

The fair value of performance share awards is determined based on the closing stock price of PFG common shares on the grant date. The weighted‑average grant-date fair value of performance share awards granted during 2017, 2016 and 2015 was $62.78, $37.38 and $51.33, respectively.

As of December 31, 2017, we had $4.0 million of total unrecognized compensation cost related to nonvested performance share awards granted. The cost is expected to be recognized over a weighted‑average service period of approximately 1.2 years.

Restricted Stock Units
Restricted stock units were granted to certain employees and agents under the 2014 Stock Incentive Plan, the Amended and Restated 2010 Stock Incentive Plan and Stock Incentive Plan. Restricted stock units are treated as equity awards and are paid in shares. Under these plans, awards have graded or cliff vesting over a three-year service period. When service for PFG ceases (except in the case of specific types of terminations), all vesting stops and unvested units are forfeited. These awards have no maximum contractual term. Dividend equivalents are credited on restricted stock units outstanding as of the record date. These dividend equivalents are only paid on the shares released.

The fair value of restricted stock units is determined based on the closing stock price of PFG common shares on the grant date. The weighted‑average grant-date fair value of restricted stock units granted during 2017, 2016 and 2015 was $62.80, $37.45 and $51.31, respectively.

As of December 31, 2017, we had $18.4 million of total unrecognized compensation cost related to nonvested restricted stock unit awards granted under these plans. The cost is expected to be recognized over a weighted‑average period of approximately 1.7 years.

Employee Stock Purchase Plan

Under the Employee Stock Purchase Plan, participating employees have the opportunity to purchase shares of PFG common stock on a semi-annual basis. Beginning in 2018, offering periods will move to quarterly. Employees may purchase up to $25,000 worth of PFG common stock each year. Employees may purchase shares of PFG common stock at a price equal to 85% of the shares' fair market value as of the beginning or end of the purchase period, whichever is lower.

We recognize compensation expense for the fair value of the discount granted to employees participating in the employee stock purchase plan in the period of grant. Shares of the Employee Stock Purchase Plan are treated as an equity award. The weighted-average fair value of the discount on the stock purchased was $14.72, $14.00 and $7.30 during 2017, 2016 and 2015, respectively.

20. Subsequent Event

On March 28, 2018, we paid an extraordinary dividend of $200.0 million to PFS. The extraordinary dividend was approved by the Commissioner.

PART C
OTHER INFORMATION

Item 24.    Financial Statements and Exhibits

(a)	Financial Statements included in the Registration Statement

(1)	Part A:
Condensed Financial Information for the 10 years ended December 31, 2017

(2)	Part B:
Principal Life Insurance Company Separate Account B:
Report of Independent Registered Public Accounting Firm
Statements of Assets and Liabilities, December 31, 2017
Statements of Operations for the year ended December 31, 2017
Statements of Changes in Net Assets for the years ended December 31, 2017 and 2016
Notes to Financial Statements.
Principal Life Insurance Company:
Report of Independent Registered Public Accounting Firm
Consolidated Statements of Financial Position at December 31, 2017 and 2016
Consolidated Statements of Operations for the years ended December 31, 2017, 2016 and 2015
Consolidated Statements of Stockholder's Equity for the years ended December 31, 2017, 2016 and 2015
Consolidated Statements of Cash Flows for the years ended December 31, 2017, 2016 and 2015
Notes to Consolidated Financial Statements.

(3)	Part C
Principal Life Insurance Company
Report of Independent Registered Public Accounting Firm on Schedules *
Schedule I - Summary of Investments - Other Than Investments in Related Parties As of December 31, 2017 *
Schedule III - Supplementary Insurance Information as of December 31, 2017, 2016 and 2015 and for each of the years then ended *
Schedule IV - Reinsurance as of December 31, 2017, 2016 and 2015 and for each of the years then ended *

All other schedules for which provision is made in the applicable accounting regulation of the Securities and Exchange Commission are not required under the related instructions or are inapplicable and therefore have been omitted.

(b)	Exhibits
	(1)	Resolution of Board of Directors of the Depositor - filed with the Commission on filed on 03/01/1996
	(3a)	Distribution Agreement (filed 03/01/1996)
	(3b)	Selling Agreement (filed 03/01/1996)
	(4a)	Form of Variable Annuity Contract (filed 12/16/1997)
	(4b)	Form of Variable Annuity Contract Endorsement (filed 12/16/1997)
	(4c)	Form of Variable Annuity Contract Rider (filed 12/16/1997)
	(5)	Form of Variable Annuity Application (filed 10/23/1997)
	(6a)	Articles of Incorporation of the Depositor (filed 03/01/1996)
	(6b)	Bylaws of Depositor (filed 03/01/1996)

	(8)	Participation Agreements
a. Principal Variable Contracts Funds, Inc.
(1) Participation Agreement dated 01/05/2007 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(2) Participation Agreement Amendment No. 1 dated 06/01/2007 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(3) Participation Agreement Amendment No. 2 dated 01/01/2010 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(4) Participation Agreement Amendment No. 3 (letter) dated 06/17/2010 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(5) Participation Agreement Amendment No. 4 and Joinder dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)

(6)	Participation Agreement Amendment No. 5 dated 02/09/2015 (filed with the Commission on 04/30/2015 Accession No. 0000009713-15-000054)
(7)	Participation Agreement Amendment No. 6 dated 08/10/2016 (filed with the Commission on 04/28/2017 Accession No. 0000009713-17-000046)
(8)	Rule 12b-1 Compensation Letter dated 12/30/2009 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(9)	Amendment to Rule 12b-1 Compensation Letter dated 11/09/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(10)	Rule 22c-2 Agreement dated 04/16/2007 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)
(11)	Rule 22c-2 Agreement Amendment No. 1 and Joinder dated 11/01/2011 (filed with the Commission on 10/07/2014 Accession No. 0000009713-14-000086)

(9)	Opinion of Counsel (filed 03/01/1996)
(10a)	Consent of Ernst & Young LLP *
(10b)	Powers of Attorney *
(10c)	Consent of Counsel *
(11)	Financial Statement Schedules *
(13a)	Total Return Calculation (filed 03/01/1996)
(13b)	Annualized Yield for Separate Account B (filed 03/01/1996)
* Filed herein
** To be filed by Amendment.

Item 25. Officers and Directors of the Depositor
Principal Life Insurance Company is managed by a Board of Directors which is elected by its policyowners. The directors and executive officers of the Company, their positions with the Company, including Board Committee memberships, and their principal business address, are as follows:
DIRECTORS:

Name and Principal Business Address	Positions and Offices
BETSY J. BERNARD 28556 Chianti Terrace Bonita Springs, FL 34135	Director Member, Audit and Executive Committees
JOCELYN CARTER-MILLER 8701 Banyan Court Tamarac, FL 33321	Director Member, Nominating and Governance Committee
MICHAEL T. DAN 495 Rudder Road Naples, FL 34102	Director Chair, Human Resources Committee Member, Nominating and Governance Committee
DENNIS H. FERRO 21 Sago Palm Road Vero Beach, FL 32963	Director Chair, Nominating and Governance Committee
C. DANIEL GELATT, JR. NMT Corporation 2004 Kramer Street La Crosse, WI 54603	Director Member, Audit and Human Resources Committees
SANDRA L. HELTON 1040 North Lake Shore Drive #26A Chicago, IL 60611	Director Chair, Audit Committee Member, Executive Committee
ROGER C. HOCHSCHILD Discover Financial Services 2500 Lake Cook Road Riverwoods, IL 60015	Director Member, Audit and Human Resources Committees
DANIEL J. HOUSTON Principal Financial Group Des Moines, IA 50392	Director Chairman of the Board and Chair, Executive Committee Principal Life: Chairman, President and Chief Executive Officer
SCOTT M. MILLS BET Networks 1540 Broadway New York, NY 10036	Director Member, Audit and Human Resources Committees
DIANE C. NORDIN 140 Monument Street Concord, MA 01742	Director Member, Audit and Human Resources Committee
BLAIR C. PICKERELL Lower House 1 29 Mt. Kellett Road The Peak Hong Kong	Director Member, Nominating and Governance Committee
ELIZABETH E. TALLETT 21 Deepwater Point Moultonborough, NH 03254	Director Member, Executive, Human Resources and Nominating and Governance Committees

EXECUTIVE OFFICERS (OTHER THAN DIRECTORS)

Name and Principal Business Address	Positions and Offices
DAVID M. BLAKE(1)	Senior Executive Director - Fixed Income
ELIZABETH S. BRADY(1)	Senior Vice President and Chief Marketing Officer
GREGORY J. BURROWS(1)	Senior Vice President Retirement and Income Solutions
NICHOLAS M. CECERE(1)	Senior Vice President - USIS Distribution
TIMOTHY M. DUNBAR(1)	Executive Vice President and Chief Investment Officer
NORA M. EVERETT(1)	President Retirement and Income Solutions
AMY C. FRIEDRICH(1)	President U.S. Insurance Solutions
GINA L. GRAHAM(1)	Vice President and Treasurer
PATRICK G. HALTER(1)	Chief Operating Officer - Principal Global Investors
MARK S. LAGOMARCINO(1)	Senior Vice President and Deputy General Counsel
JULIA M. LAWLER(1)	Senior Vice President and Chief Risk Officers
GREGORY A. LINDE(1)	Senior Vice President Individual Life
JAMES P. MCCAUGHAN(1)	President - Global Asset Management
BARBARA A. MCKENZIE(1)	Senior Executive Director - Investments
DENNIS J. MENKEN(1)	Senior Vice President and Chief Investment Officer - Principal Life Insurance Company
GERALD W. PATTERSON(1)	Senior Vice President Retirement and Income Solutions
ANGELA R. SANDERS(1)	Senior Vice President and Controller
RENEE V. SCHAFF(1)	Senior Vice President and Chief Operating Officer, Principal International
GARY P. SCHOLTEN(1)	Executive Vice President, Chief Information Officer and Chief Digital Officer
KAREN E. SHAFF(1)	Executive Vice President, General Counsel and Secretary
ELLEN W. SHUMWAY(1)	Senior Executive Director - Strategy and Investments
DEANNA D. STRABLE(1)	Executive Vice President and Chief Financial Officer
LUIS E. VALDES(1)	President - International Asset Management and Accumulation
LEANNE M. VALENTINE(1)	Senior Vice President and Deputy General Counsel
ROBERTO WALKER(2)	Senior Vice President and President, Principal Financial Group - Latin America

(1)	711 High Street
Des Moines, IA 50392

(2)	Principal Vida Chile
Av Apoquindo 3600
Las Condes
Santiago, Chile

Item 26. Persons Controlled by or Under Common Control with the Depositor or the Registrant
The Registrant is a separate account of Principal Life Insurance Company (the "Depositor") and is operated as a unit investment trust. Registrant supports benefits payable under Depositor's variable life contracts by investing assets allocated to various investment options in shares of Principal Variable Contracts Funds, Inc. and other mutual funds registered under the Investment Company Act of 1940 as open-end management investment companies of the "series" type. No person is directly or indirectly controlled by the Registrant.

The Depositor is wholly-owned by Principal Financial Services, Inc. Principal Financial Services, Inc. (an Iowa corporation) an intermediate holding company organized pursuant to Section 512A.14 of the Iowa Code. In turn, Principal Financial Services, Inc. is a wholly-owned subsidiary of Principal Financial Group, Inc., a publicly traded company that filed consolidated financial statements with the SEC. A list of persons directly or indirectly controlled by or under common control with Depositor as of December 31, 2017 appears below:
None of the companies listed in such organization chart is a subsidiary of the Registrant; therefore, only the separate financial statements of Registrant and the consolidated financial statements of Depositor are being filed with this Registration Statement.

Principal Life Insurance Company - Organizational Structure
(December 31, 2017)

	Organized in	% Owned
PRINCIPAL FINANCIAL GROUP, INC.	Delaware	Publicly Held
-->Principal Financial Services, Inc.*#	Iowa	100
-->PFG DO Brasil LTDA*#	Brazil	100
-->Brasilprev Seguros E Previdencia S.A.*	Brazil	50
-->Principal Global Investors Participacoes, LTDA*#	Brazil	100
-->Claritas Investments LTD*#	Cayman Islands	100
-->Claritas Administracao de Recursos LTDA*#	Brazil	73.75
-->PFG Do Brasil 2 Participacoes LTDA*#	Brazil	100
-->Ciclic Corretora de Seguros S.A.*#	Brazil	100
-->Principal International, LLC.*#	Iowa	100
-->Principal International (Asia) Limited*#	Hong Kong	100
-->Principal Asia Pacific Investment Consulting (Beijing) Limited*#	China	100
-->Principal International (South Asia) SDN, BHD*#	Malaysia	100
-->Principal Global Investors (Asia) Limited*#	Hong Kong	100
-->Principal Nominee Company (Hong Kong) Limited*#	Hong Kong	100
-->Principal Asset Management Company (Asia) Limited*#	Hong Kong	100
-->Principal Trust Company (Hong Kong) Limited*	Hong Kong	100
-->Principal Insurance Company (Hong Kong) Limited*#	Hong Kong	100
-->Principal Trust Company (Bermuda) Limited*#	Bermuda	100
-->CIMB - Principal Asset Management Berhad*	Malaysia	40
-->CIMB Wealth Advisors Berhad*	Malaysia	100
-->CIMB - Principal Asset Management (S) PTE LTD*#	Singapore	100
-->CIMB - Principal Asset Management Company Limited*	Thailand	99.99
-->Finansa Asset Management Limited *#<	Thailand	100
-->PT CIMB Principal Asset Management*	Indonesia	99
-->Principal Trust Company (Asia) Limited*#	Hong Kong	100
-->Principal Investment & Retirement Services Limited*#	Hong Kong	100
-->Principal Consulting (India) Private Limited*#	India	100
-->Principal Global Investors Holding Company, LLC*#	Delaware	100
-->Principal Global Investors (Ireland) Limited*#	Ireland	100
-->Principal Global Financial Services (Europe) II LTD*#	United Kingdom	100
-->Principal Global Investors (Europe) Limited*	Wales/United Kingdom	100
-->Principal Global Investors (Switzerland) GMBH*	Switzerland	100
-->PGI Origin Holding Company LTD*#<	Wales/United Kingdom	100
-->Origin Asset Management LLP*#<	Wales/United Kingdom	76.6
-->PGI Finisterre Holding Company LTD*	Wales/United Kingdom	100
-->Finisterre Holdings Limited*	Malta	82.5
-->Finisterre Capital UK Limited*	Wales/United Kingdom	100
-->Finisterre Capital LLP*	Wales/United Kingdom	86
-->Finisterre Malta Limited*	Malta	100
-->Finisterre USA, Inc.*	Delaware	100
-->Principal Global Investors (Singapore) Limited*#	Singapore	100
-->Principal Global Investors (Japan) Limited*#	Japan	100
-->Principal Global Investors (Hong Kong) Limited*#	Hong Kong	100
-->Principal Global Investors Holding Company (US), LLC*#	Delaware	100
-->CIMB Principal Islamic Asset Management SDN. BHD*#	Malaysia	50

-->Principal Financial Group (Mauritius) LTD*#	Mauritius	100
-->Principal PNB Asset Management Company Private Limited*#	India	78.6
-->Principal Trustee Company Private Limited*#	India	70
-->Principal Retirement Advisors Private Limited*#	India	100
-->Principal Life Insurance Company+#	Iowa	100
-->Principal Real Estate Fund Investors, LLC*#<	Delaware	100
-->Principal Development Investors, LLC*#<	Delaware	100
-->Principal Real Estate Holding Company, LLC*#<	Delaware	100
-->GAVI PREHC HC, LLC*#<	Delaware	100
-->Principal Global Investors, LLC*#<	Delaware	100
-->Principal Real Estate Investors, LLC*#	Delaware	100
-->Principal Enterprise Capital, LLC*#	Delaware	100
-->Principal Commercial Funding, LLC*#<	Delaware	100
-->Principal Global Columbus Circle, LLC*#<	Delaware	100
-->CCI Capital Partners, LLC *#<	Delaware	100
-->Post Advisory Group, LLC*#<	Delaware	80
-->Post Advisory Europe Limited*#<	Wales/United Kingdom	100
-->Principal Global Investors Trust*#<	Delaware	100
-->Spectrum Asset Management, Inc.*#<	Connecticut	100
-->CCIP, LLC*#<	Delaware	100
-->Columbus Circle Investors*#<	Delaware	100
-->Principal Holding Company, LLC*#<	Iowa	100
-->Petula Associates, LLC*<	Iowa	100
-->Principal Real Estate Portfolio, Inc.*#<	Delaware	100
-->GAVI PREPI HC, LLC*#<	Delaware	100
-->Petula Prolix Development Company*#<	Iowa	100
-->Principal Commercial Acceptance, LLC*#<	Delaware	100
-->Principal Generation Plant, LLC*#<	Delaware	100
-->Principal Bank*#<	Iowa	100
-->Equity FC, LTD*#<	Iowa	100
-->Principal Dental Services, Inc.*#<	Arizona	100
-->Employers Dental Services, Inc.*#<	Arizona	100
-->First Dental Health*#<	California	100
-->Delaware Charter Guarantee & Trust Company*#<	Delaware	100
-->Preferred Product Network, Inc.*#<	Delaware	100
-->Principal Reinsurance Company of Vermont*#	Vermont	100
-->Principal Life Insurance Company of Iowa*#<	Iowa	100
-->Principal Reinsurance Company of Delaware*#<	Delaware	100
-->Principal Reinsurance Company of Delaware II*#<	Delaware	100
-->Principal Financial Services (Australia), Inc.*#	Iowa	100
-->Principal Global Investors (Australia) Service Company Pty Limited*#	Australia	100
-->Principal Global Investors (Australia) Limited*#	Australia	100
-->Principal International Holding Company, LLC*#	Delaware	100
-->Principal Management Corporation*#	Iowa	100
-->Principal Financial Advisors, Inc.*#	Iowa	100
-->Principal Shareholder Services, Inc.*#	Washington	100
-->Edge Asset Management, Inc.*#	Washington	100
-->Principal Funds Distributor, Inc.*#	Washington	100
-->Principal Global Services Private Limited*#	India	100
-->CCB Principal Asset Management Company, LTD*	China	25
-->Principal Financial Services I (US), LLC*#	Delaware	100
-->Principal Financial Services II (US), LLC*#	Delaware	100
-->Principal Financial Services I (UK) LLP *#	Wales/United Kingdom	100
-->Principal Financial Services IV (UK) LLP*#	United Kingdom	100
-->Principal Financial Services V (UK) LTD.*#	United Kingdom	100
-->Principal Financial Services II (UK) LTD.*#	Wales/United Kingdom	100
-->D102Principal Financial Services III (UK) LTD.*#	Wales/United Kingdom	100
-->Principal Financial Services Asia LTD*#	United Kingdom	100

-->Principal International India LTD*#	United Kingdom	100
-->Principal Financial Services VI (UK) LTD*#	United Kingdom	100
-->Principal Global Financial Services (Europe) LTD*#	United Kingdom	100
-->Liongate Capital Management LLP*	Wales/United Kingdom	55
-->LGCM (Cayman) Limited*	Cayman Islands	100
-->LG Capital (UK) Limited*	Wales/United Kingdom	100
-->Liongate Limited*	Malta	55
-->Liongate Capital Management (Cayman) Limited*	Cayman Islands	100
-->Liongate Capital Management (UK) Limited*	Wales/United Kingdom	100
-->Liongate Capital Management Limited*	Malta	100
-->Liongate Capital Management (India) Private Limited*	India	100
-->Liongate Capital Management Inc.*	Delaware	100
-->Liongate Capital Management (US) LP*	Delaware	100
-->Principal Financial Services Latin America LTD.*#	Wales/United Kingdom	100
-->Principal International Latin America LTD.*#	United Kingdom	100
-->Principal International Mexico, LLC*#	Delaware	100
-->Principal Mexico Servicios, S.A. de C.V.*#	Mexico	100
-->Distribuidora Principal Mexico, S.A. de C.V.*#	Mexico	100
-->Principal Financial Group, S.A. de C. V. Grupo Financiero*#	Mexico	100
-->Principal Afore, S. A. de C.V., Principal Grupo Financiero*#	Mexico	100
-->Principal Fondos de Inversion S.A. de C.V., Operadora de Fondos de Inversion, Principal Grupo Financiero*#	Mexico	100
-->Principal Seguros, S.A. de C.V., Principal Grupo Financiero*#	Mexico	100
-->Principal Pensiones, S.A. de C.V., Principal Grupo Financiero*#	Mexico	100
-->Principal International South America I LTD.*#	Wales/United Kingdom	100
-->Principal International South America II LTD.*#	Wales/United Kingdom	100
-->Principal International South America II LTD., Agencia En Chile*#	Chile/United Kingdom	100
-->Principal International de Chile, S.A.*#	Chile	100
-->Principal Compania de Seguros de Vida Chile S.A.*#	Chile	100
-->Principal Administradora General de Fondos S.A.*#	Chile	100
-->Principal Asset Management Chile S.A.*#	Chile	100
-->Principal Servicios Corporativos Chile LTDA*#	Chile	100
-->Principal Servicios de Administracion S.A.*#	Chile	100
-->Hipotecaria Security Principal, S.A.*	Chile	49
-->Principal Holding Company Chile S.A.*#	Chile	100
-->Principal Chile Limitada*#	Chile	100
-->Administradora de Fondos de Pensiones Cuprum S.A.*#	Chile	97
-->Inversiones Cuprum Internacional S.A.*#	Chile	100
-->Principal National Life Insurance Company+#	Iowa	100
-->Diversified Dental Services, Inc.*#	Nevada	100
-->Morley Financial Services, Inc.*#	Oregon	100
-->Morley Capital Management, Inc.*#	Oregon	100
-->Principal Global Investors Trust Company*#	Oregon	100
-->Principal Investors Corporation*#	New Jersey	100

+ Consolidated financial statements are filed with the SEC.
* Not required to file financial statements with the SEC.
# Included in the consolidated financial statements of Principal Financial Group, Inc. filed with the SEC.
= Separate Financial statements are filed with SEC.
< Included in the financial statements of Principal Life Insurance Company filed with the SEC.

Item 27. Number of Contractowners - As of March 31, 2018

(1)	(2)
Number of
Title of Class	Contractowners
BFA Variable Annuity Contracts	6
Pension Builder Plus Contracts	71
Personal Variable Contracts	9
Premier Variable Contracts	20
Flexible Variable Annuity Contract	16,189
Freedom Variable Annuity Contract	710
Freedom 2 Variable Annuity Contract	226
Investment Plus Variable Annuity Contract	53,663
Principal Lifetime Income Solutions	1,001
Principal Pivot Series Variable Annuity	1,031
Principal Lifetime Income Solutions II	1,991

Item 28. Indemnification

Sections 490.851 through 490.859 of the Iowa Business Corporation Act permit corporations to indemnify directors and officers where (A) all of the following apply: the director or officer (i) acted in good faith; (ii) reasonably believed that (a) in the case of conduct in the individual's official capacity, that the individual's conduct was in the best interests of the corporation or (b) in all other cases, that the individual's conduct was at least not opposed to the best interests of the corporation; and (iii) in the case of any criminal proceeding, the individual had no reasonable cause to believe the individual's conduct was unlawful; and (B) the individual engaged in conduct for which broader indemnification has been made permissible or obligatory under a provision of the corporation's articles of incorporation.

Unless ordered by a court pursuant to the Iowa Business Corporation Act, a corporation shall not indemnify a director or officer in either of the following circumstances: (A) in connection with a proceeding by or in the right of the corporation, except for reasonable expenses incurred in connection with the proceeding if it is determined that the director has met the relevant standard of conduct (above) or (B) in connection with any proceeding with respect to conduct for which the director was adjudged liable on the basis that the director receive a financial benefit to which he or she was not entitled, whether or not involving action in the director's official capacity.

Registrant's By-Laws provide that it shall indemnify directors and officers against damages, awards, settlements and costs reasonably incurred or imposed in connection with any suit or proceeding to which such person is or may be made a party by reason of being a director or officer of the Registrant. Such rights of indemnification are in addition to any rights to indemnity to which the person may be entitled under Iowa law and are subject to any limitations imposed by the Board of Directors. The Board has provided that certain procedures must be followed for indemnification of officers, and that there is no indemnity of officers when there is a final adjudication of liability based upon acts which constitute gross negligence or willful misconduct.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters
(a)    Other Activity
Principal Securities, Inc. (formerly Princor Financial Services Corporation) acts as principal underwriter for variable annuity contracts issued by Principal Life Insurance Company Separate Account B, a registered unit investment trust and for variable life insurance contracts issued by Principal Life Insurance Company Variable Life Separate Account, a registered unit investment trust.

(b)    Management

(b1)	(b2)
Name and principal	Positions and offices
business address	with principal underwriter

Deborah J. Barnhart	Director/Distribution (PPN)
Principal Financial Group(1)

Nicholas M. Cecere	Senior Vice President and Director
Principal Financial Group(1)

Scott A. Christensen	Chief Financial Officer
Principal Financial Group(1)

William Dunker	AML Officer
Principal Financial Group(1)

Nora M. Everett	Director
Principal Financial Group(1)

Stephen G. Gallaher	Assistant General Counsel/Assistant Corporate Secretary
Principal Financial Group(1)

Gina L. Graham	Vice President and Treasurer
Principal Financial Group(1)

Lee M. Harms	Chief Information Security Officer
Principal Financial Group(1)

Grady Holt	Vice President - Advisory Services
Principal Financial Group(1)

Kara Hoogensen	Chairman, President and Chief Executive Officer
Principal Financial Group(1)

Jennifer Litchfield	Vice President and Chief Compliance Officer
Principal Financial Group(1)

Julie LeClere	Senior Vice President/Managing Director
Principal Financial Group(1)

Martin R. Richardson	Vice President - Broker Dealer Operations
Principal Financial Group(1)

Karen E. Shaff	Executive Vice President/General Counsel/Corporate Secretary
Principal Financial Group(1)

Deanna D. Strable-Soethout	Director
Principal Financial Group(1)

Jeffrey A. Van Baale	Chief Information Officer
Principal Financial Group(1)

(b1)	(b2)
Name and principal	Positions and offices
business address	with principal underwriter

Traci L. Weldon	Senior Vice President
Principal Financial Group(1)

Dan L. Westholm	Assistant Vice President - Treasury
Principal Financial Group(1)

(1) 655 9th Street
Des Moines, IA 50392

(c)    Compensation from the Registrant

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts & Commissions	(3) Compensation on Events Occasioning the Deduction of a Deferred Sales Load	(4) Brokerage Commissions	(5) Compensation
Principal Securities, Inc. (formerly Princor Financial Services Corporation)	$38,532,142.03	0	0	0

Item 30. Location of Accounts and Records

All accounts, books or other documents of the Registrant are located at the offices of the Depositor, The Principal Financial Group, Des Moines, Iowa 50392.

Item 31. Management Services

N/A

Item 32. Undertakings

The Registrant undertakes that in restricting cash withdrawals from Tax Sheltered Annuities to prohibit cash withdrawals before the Participant attains age 59½, separates from service, dies, or becomes disabled or in the case of hardship, Registrant acts in reliance on SEC No Action Letter addressed to American Counsel of Life Insurance (available November 28, 1988). Registrant further undertakes that:

1.
Registrant has included appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in its registration statement, including the prospectus, used in connection with the offer of the contract;

2.	Registrant will include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

3.
Registrant will instruct sales representatives who solicit Plan Participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential Plan Participants; and

4.
Registrant will obtain from each Plan Participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the Plan Participant's understanding of (a) the restrictions on redemption imposed by Section 403(b)(11), and (b) the investment alternatives available under the employer's Section 403(b) arrangement, to which the Plan Participant may elect to transfer his contract value.

Fee Representation

Principal Life Insurance Company represents the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Principal Life Insurance Company Variable Life Separate Account, has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned thereto duly authorized, and its seal to be hereunto affixed and attested, in the City of Des Moines and State of Iowa, on the 27th day of April, 2018.

PRINCIPAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B
(Registrant)

	By :	/s/ D. J. Houston
D. J. Houston
Chairman, President and Chief Executive Officer

PRINCIPAL LIFE INSURANCE COMPANY
(Depositor)

	By :	/s/ D. J. Houston
D. J. Houston
Chairman of the Board
Director, Chairman, President and Chief Executive Officer

Attest:

/s/ Clint Woods
Clint Woods
Assistant Corporate Secretary and Governance Officer

Pursuant to the requirements of the Securities Act, this amendment to the registration statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ D. J. Houston	Director, Chairman of the Board	April 27, 2018
D. J. Houston	Chairman, President, and Chief Executive Officer

/s/ A. R. Sanders	Senior Vice President and Controller	April 27, 2018
A. R. Sanders	(Principal Accounting Officer)

/s/ D. D. Strable-Soethout	Executive Vice President and	April 27, 2018
D. D. Strable-Soethout	Chief Financial Officer
(Principal Financial Officer)

(B. J. Bernard)*	Director	April 27, 2018
B. J. Bernard

(J. Carter-Miller)*	Director	April 27, 2018
J. Carter-Miller

(M. T. Dan)*	Director	April 27, 2018
M. T. Dan

(D. H. Ferro)*	Director	April 27, 2018
D. H. Ferro

(C. D. Gelatt, Jr.)*	Director	April 27, 2018
C. D. Gelatt, Jr.

(S. L. Helton)*	Director	April 27, 2018
S. L. Helton

(R. C. Hochschild)*	Director	April 27, 2018
R. C. Hochschild

(S. M. Mills)*	Director	April 27, 2018
S. M. Mills

(D. C. Nordin)*	Director	April 27, 2018
D. C. Nordin

(B. C. Pickerell)*	Director	April 27, 2018
B. C. Pickerell

(E. E. Tallett)*	Director	April 27, 2018
E. E. Tallett

*By	/s/ D. J. Houston
D. J. Houston
Director, Chairman of the Board
Chairman, President and Chief Executive Officer

*	Powers of Attorney filed herein